UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Low Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Low Duration Income Fund

Thornburg Limited Term Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona — 2.63%

[a] Pima County COP, 3.00% due 12/1/2014 (Sewer System & Fleet Services Facilities)	A+/NR	$ 200,000	$ 202,384

State of Arizona COP, 5.00% due 10/1/2014 (Lease-Purchases-Various State Agency Properties; Insured: AGM)	AA/A1	200,000	202,452

Arkansas — 1.34%

Jefferson County, 4.00% due 6/1/2015 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	200,000	206,118

California — 15.68%

California HFFA, 4.00% due 7/1/2016 (Children’s Hospital; Insured: AGM)	AA/A2	200,000	211,376

California Pollution Control Financing Authority, 0.01% due 11/1/2026 put 7/1/2014 (Pacific Gas & Electric Co.; LOC: JPMorgan Chase Bank) (daily demand notes)	AA+/NR	300,000	300,000

California Statewide Communities Development Authority, 5.25% due 7/1/2017 (St. Joseph Health System Loan Agreement; Insured: AGM)	AA/A1	100,000	112,256

California Statewide Communities Development Authority, 0.03% due 8/15/2027 put 7/1/2014 (John Muir/Mt. Diablo Health System; LOC: Wells Fargo Bank N.A.) (daily demand notes)	AAA/Aa3	200,000	200,000

Jurupa Public Financing Authority, 4.00% due 9/1/2017	BBB+/NR	100,000	107,910

Los Angeles Department of Water & Power, 0.01% due 7/1/2035 put 7/1/2014 (Water System Capital Improvements; SPA: Royal Bank of Canada) (daily demand notes)	AA/Aa2	200,000	200,000

Murrieta Valley USD GO, 2.00% due 9/1/2016 (Riverside County Educational Facilities Construction and Modernization; Insured: BAM)	AA/NR	200,000	206,156

San Diego Redevelopment Agency, 5.00% due 9/1/2016 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	50,000	53,373

State of California GO, 0.02% due 5/1/2034 put 7/1/2014 (Kindergarten University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	200,000	200,000

Successor Agency to the Redevelopment of Richmond County, 4.00% due 9/1/2017 (Insured: BAM)	AA/NR	300,000	327,765

[a] Successor Agency to the Redevelopment of the City of Chino, 5.00% due 9/1/2017 (Merged Chino Areas 2001 and 2003 and Central City Redevelopment Projects; Insured: BAM)	AA/NR	300,000	338,370

Town of Hillsborough COP, 0.11% due 6/1/2035 put 7/1/2014 (Water and Sewer Systems) (daily demand notes)	AAA/NR	160,000	160,000

Colorado — 5.65%

City & County of Denver Airport System, 0.26% due 11/15/2025 put 7/1/2014 (Denver International Airport; Insured: AGM; SPA: Morgan Stanley Bank) (daily demand notes)	AA/A1	200,000	200,000

City & County of Denver GO, 3.00% due 8/1/2015 (Civic Facilities and Denver Zoological Gardens Improvements)	AAA/Aaa	200,000	206,202

Denver Convention Center Hotel Authority, 5.25% due 12/1/2014 (Insured: Syncora)	BBB-/Baa3	125,000	127,279

Regional Transportation District COP, 5.00% due 6/1/2017 (FasTracks Transportation System)	A/Aa3	300,000	336,903

Connecticut — 1.30%

Connecticut Health & Educational Facilities Authority, 0.01% due 7/1/2036 put 7/1/2014 (Yale University) (daily demand notes)	AAA/Aaa	200,000	200,000

District of Columbia — 1.40%

District of Columbia, 5.00% due 4/1/2016 (National Public Radio) (ETM)	AA-/Aa3	200,000	216,180

Florida — 3.93%

County of Osceola, 5.00% due 10/1/2017 (Transportation Capital Improvements; Insured: AMBAC)	A+/A1	150,000	169,048

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2015 (Nova Southeastern University)	BBB/Baa1	200,000	205,906

[a] Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A2	200,000	230,812

Georgia — 1.42%

City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station Project; Insured: AGM)	AA/A3	200,000	219,440

Illinois — 6.33%

Chicago Park District GO, 5.00% due 1/1/2017 (Capital Improvement Plan; Insured: Natl-Re)	AA+/A3	150,000	159,205

City of Chicago, 0.30% due 1/1/2034 put 7/1/2014 (Liquidity Facility; SPA: JPMorgan Chase Bank) (daily demand notes)	AAA/Baa1	200,000	200,000

[b] City of Rockford GO, 3.00% due 12/15/2016 (New Fire Station Construction; Insured: AGM)	AA/A1	250,000	264,685

Illinois Finance Authority, 4.30% due 6/1/2035 put 6/1/2016 (Peoples Gas Light & Coke Co.; Insured: AMBAC)	A/Aa3	200,000	213,240

Town of Cicero Cook County GO, 5.00% due 1/1/2018 (Insured: AGM)	AA/A2	125,000	138,340

Indiana — 4.72%

Hammond Multi-School Building Corp., 4.00% due 7/15/2017 (Educational Facilities) (State Aid Withholding)	AA+/NR	300,000	327,078

Indiana Finance Authority, 0.04% due 2/1/2037 put 7/1/2014 (Stadium Project; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa2	300,000	300,000

University of Southern Indiana, 0.15% due 10/1/2019 put 7/1/2014 (Wellness, Fitness, Recreational Facility; LOC: JP Morgan Chase Bank) (daily demand notes)	A+/Aa3	100,000	100,000

Iowa — 1.33%

Iowa Finance Authority, 5.00% due 2/15/2015 (Iowa Health System; Insured: AGM)	NR/Aa3	200,000	205,630

Louisiana — 0.73%

[b] City of New Orleans, 5.00% due 12/1/2017 (Water System Facilities Capital Improvement Program)	BBB+/NR	100,000	112,267

Massachusetts — 3.28%

Massachusetts DFA, 0.03% due 10/1/2042 put 7/1/2014 (Boston University; LOC: TD Bank, N.A.) (daily demand notes)	AAA/Aa1	200,000	200,000

Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	275,000	305,874

Michigan — 6.32%

Goodrich Area School District GO, 5.00% due 5/1/2016 (Insured: AGM/Q-SBLF)	AA/Aa2	250,000	259,668

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	200,000	220,758

Michigan State Hospital Finance Authority, 5.75% due 12/1/2034 put 12/1/2015 (Trinity Health)	AA-/Aa2	200,000	215,118

[b] Northville Public Schools GO, 5.00% due 5/1/2017 (Counties of Wayne, Oakland, Washtenaw Educational Facilities; Insured: Q-SBLF)	NR/Aa2	250,000	279,237

Missouri — 1.62%

Missouri Development Finance Board, 0.02% due 12/1/2033 put 7/1/2014 (Nelson-Atkins Museum of Art Campus Enhancement Project; SPA: Northern Trust Co.) (daily demand notes)	AAA/Aaa	250,000	250,000

Nevada — 3.93%

Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	200,000	211,494

City of Reno GO, 5.00% due 6/1/2017 (Fire Protection Projects)	A-/A1	200,000	224,602

Washoe County School District GO, 5.25% due 6/1/2017 (Educational Facilities; Insured: AGM)	AA/Aa3	150,000	169,316

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey — 1.10%

New Jersey Health Care Facilities Financing Authority, 5.00% due 1/1/2018 (Hackensack University Medical Center; Insured: AGM)	AA/A2	150,000	169,220

New York — 7.38%

City of New York GO, 0.04% due 8/1/2021 put 7/1/2014 (LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	200,000	200,000

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Elementary, Middle/High School Projects; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	200,000	222,026

Monroe County Industrial Development Corp., 4.00% due 1/15/2018 (Monroe Community College Association; Insured: AGM)	AA/A2	200,000	216,042

New York State Dormitory Authority, 0.08% due 7/1/2034 (St. John’s University; LOC: Bank of America)	AAA/A1	200,000	200,000

Triborough Bridge and Tunnel Authority, 0.17% due 1/1/2019 put 7/1/2014 (MTA Bridges and Tunnels; SPA: JP Morgan Chase Bank N.A.; Insured: AGM) (daily demand notes)	AA/A2	200,000	200,000

Triborough Bridge and Tunnel Authority, 0.04% due 1/1/2032 put 7/1/2014 (MTA Bridges and Tunnels; LOC: California State Teachers’ Retirement System) (daily demand notes)	AA-/Aa1	100,000	100,000

North Dakota — 2.81%

City of Williston GO, 5.00% due 5/1/2017 (Water, Sewer and Street Improvements)	BBB+/NR	200,000	222,494

North Dakota Building Authority, 4.25% due 12/1/2015 (Various State Agency Capital Projects; Insured: Natl-Re)	AA+/Aa2	200,000	211,508

Ohio — 4.53%

City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	200,000	210,860

County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	200,000	213,988

University of Toledo, 3.50% due 6/1/2016 (University Facilities Improvements)	A+/A1	260,000	274,144

Pennsylvania — 7.44%

City of Philadelphia Gas Works, 5.00% due 10/1/2017 (Insured: AMBAC)	BBB+/Baa2	200,000	223,046

East Allegheny School District GO, 2.00% due 4/1/2017 (Insured: BAM) (State Aid Withholding)	AA/A3	300,000	307,095

Geisinger Authority, 0.02% due 6/1/2041 put 7/1/2014 (Geisinger Health System; SPA: JPMorgan Chase Bank) (daily demand notes)	AA/Aa2	200,000	200,000

Pennsylvania Economic Development Financing Authority, 3.375% due 12/1/2040 put 7/1/2015 (Shippingport Project)	BBB-/NR	200,000	203,136

Wilson School District GO, 3.00% due 6/1/2017 (State Aid Withholding)	AA/NR	200,000	213,020

South Carolina — 2.17%

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	300,000	335,028

Texas — 7.91%

Brazos River Authority, 4.90% due 10/1/2015 (Center Point Energy; Insured: Natl-Re)	AA-/A3	200,000	210,340

Harris County Cultural Education Facilities Finance Corp., 0.03% due 9/1/2031 put 7/1/2014 (Texas Medical Center; LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	200,000	200,000

Harris County Health Facilities Development Corp., 0.03% due 10/1/2041 put 7/1/2014 (Texas Children’s Hospital; SPA: Wells Fargo Bank N.A.) (daily demand notes)	AA/Aa2	200,000	200,000

Lower Colorado River Authority, 5.00% due 5/15/2015 (Conservation and Reclamation Capital Plan)	A/A1	200,000	208,392

[a] State of Texas, 2.00% due 8/28/2014 (General Revenue Fund-Cash Flow Management)	SP-1+/Mig1	200,000	200,614

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tarrant County Cultural Educational Facilities Finance Corp., 0.03% due 10/1/2041 put 7/1/2014 (Methodist Hospitals of Dallas; LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	200,000	200,000

Utah — 2.59%

Murray City, 0.03% due 5/15/2037 put 7/1/2014 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa1	200,000	200,000

Weber County, 0.03% due 2/15/2031 put 7/1/2014 (IHC Health Services, Inc.; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA+/Aa1	200,000	200,000

Virginia — 1.36%

Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	200,000	209,594

Washington — 3.53%

Ocean Beach School District No. 101 GO, 4.00% due 12/1/2017 (Educational Facilities)	NR/A2	300,000	329,874

Seattle Municipal Light & Power, 5.00% due 2/1/2016	AA/Aa2	200,000	214,994

TOTAL INVESTMENTS — 102.43% (COST $15,760,605)			$15,791,857
LIABILITIES NET OF OTHER ASSETS — (2.43)%			(374,949)

NET ASSETS — 100.00%			$15,416,908

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	Segregated as collateral for a when-issued security.
b	When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

DFA	Development Finance Authority

ETM	Escrowed to Maturity

GO	General Obligation

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

Q-SBLF	Insured by Qualified School Bond Loan Fund

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$15,760,605

Gross unrealized appreciation on a tax basis	$39,525
Gross unrealized depreciation on a tax basis	(8,273)

Net unrealized appreciation (depreciation) on investments (tax basis)	$31,252

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2014 (Unaudited)

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1,2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2014 (Unaudited)

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities

Municipal Bonds	$15,791,857	$-	$15,791,857	$-

Total Investments in Securities	$15,791,857	$-	$15,791,857	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2014.

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.59%

Alabama Public School & College Authority, 5.00% due 5/1/2015 (Education System Capital Improvements)	NR/Aa1	$ 8,530,000	$ 8,875,806

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Education System Capital Improvements)	AA/Aa1	5,000,000	5,427,700

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	4,840,000	5,691,888

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	770,000	905,528

Alabama Public School & College Authority, 5.00% due 6/1/2020 (Education System Capital Improvements)	AA/Aa1	5,085,000	6,047,692

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Education System Capital Improvements)	AA/Aa1	5,335,000	6,393,091

Alabama Public School & College Authority, 5.00% due 6/1/2022 (Education System Capital Improvements)	AA/Aa1	5,605,000	6,752,400

Alabama Public School & College Authority, 5.00% due 6/1/2023 (Education System Capital Improvements)	AA/Aa1	735,000	890,908

Alabama State Board of Education, 3.00% due 5/1/2017 (Calhoun Community College)	NR/A1	2,070,000	2,167,683

Alabama State Board of Education, 3.00% due 5/1/2018 (Calhoun Community College)	NR/A1	2,130,000	2,236,479

Alabama State Board of Education, 4.00% due 5/1/2019 (Calhoun Community College)	NR/A1	2,195,000	2,393,560

Alabama State Board of Education, 4.00% due 5/1/2020 (Calhoun Community College)	NR/A1	1,000,000	1,088,920

Alabama State Board of Education, 4.00% due 5/1/2021 (Calhoun Community College)	NR/A1	1,000,000	1,082,610

Alabama State Board of Education, 4.00% due 5/1/2022 (Calhoun Community College)	NR/A1	1,230,000	1,328,707

City of Birmingham GO, 5.00% due 2/1/2015 (Government Services)	AA/Aa2	4,240,000	4,359,865

City of Birmingham GO, 4.00% due 8/1/2015 (Government Services)	AA/Aa2	3,005,000	3,129,197

City of Birmingham GO, 5.00% due 2/1/2016 (Government Services)	AA/Aa2	3,775,000	4,044,346

City of Birmingham GO, 4.00% due 8/1/2016 (Government Services)	AA/Aa2	3,645,000	3,902,410

City of Birmingham GO, 5.00% due 2/1/2017 (Government Services)	AA/Aa2	2,045,000	2,264,919

City of Birmingham GO, 4.00% due 8/1/2017 (Government Services)	AA/Aa2	2,760,000	3,018,612

City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)	AA/Aa2	2,000,000	2,267,920

City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A1	6,000,000	6,030,000

City of Mobile Industrial Development Board PCR, 5.00% due 6/1/2034 put 3/19/2015 (Alabama Power Company Barry Plant Project)	A/A1	6,000,000	6,184,020

City of Mobile Private Placement Warrants GO, 4.50% due 8/15/2016 (Senior Center)	NR/NR	920,000	943,202

City of Mobile Warrants GO, 5.00% due 2/15/2019 (City Capital Improvements)	AA-/Aa2	2,000,000	2,272,020

East Alabama Health Care Authority GO, 5.00% due 9/1/2021	A/NR	1,245,000	1,429,584

East Alabama Health Care Authority GO, 5.00% due 9/1/2022	A/NR	800,000	908,464

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2016	AAA/Aa1	2,080,000	2,282,946

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	AAA/Aa1	3,375,000	3,867,615

Town of Courtland Industrial Development Board, 4.75% due 5/1/2017 (Solid Waste Disposal-International Paper Company Project)	BBB/NR	5,000,000	5,058,400

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2017	A+/A1	2,500,000	2,830,875

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018	A+/A1	1,700,000	1,950,665

Alaska — 0.69%

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA+/Aa2	2,000,000	2,253,000

Alaska Industrial Development & Export Authority, 5.00% due 4/1/2023 (Greater Fairbanks Community Hospital Foundation)	A/NR	1,000,000	1,158,990

Alaska Industrial Development & Export Authority, 5.00% due 4/1/2024 (Greater Fairbanks Community Hospital Foundation)	A/NR	1,000,000	1,146,700

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2015	AA+/Aa3	1,900,000	1,969,369

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2016	AA+/Aa3	1,100,000	1,188,088

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2017	AA+/Aa3	3,000,000	3,345,870

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2018	AA+/Aa3	2,455,000	2,803,119

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	3,700,000	4,349,017

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	12,000,000	14,104,920

North Slope Borough GO, 5.00% due 6/30/2015 (Insured: Natl-Re)	AA-/Aa3	3,250,000	3,407,105

North Slope Borough GO, 5.00% due 6/30/2017 (Insured: Natl-Re)	AA-/Aa3	8,800,000	9,907,656

State of Alaska, 5.00% due 10/1/2017 (Alaska International Airports System; Insured: Natl-Re)	AA-/A1	1,115,000	1,219,788

Arizona — 3.21%

Arizona Board of Regents, 4.00% due 7/1/2014 (ASU Polytechnic, Tempe, West Campus Capital Projects)	AA/Aa3	400,000	400,044

Arizona Board of Regents COP, 5.00% due 7/1/2018 (Arizona State University; Insured: Natl-Re)	AA-/A1	1,285,000	1,425,772

Arizona Board of Regents COP, 3.00% due 9/1/2018 (Northern Arizona University Projects)	A/A2	1,000,000	1,063,850

Arizona Board of Regents COP, 5.00% due 7/1/2019 (Arizona State University; Insured: Natl-Re)	AA-/A1	3,735,000	4,155,972

Arizona Board of Regents COP, 3.00% due 9/1/2019 (Northern Arizona University Projects)	A/A2	2,525,000	2,670,819

Arizona Board of Regents COP, 5.00% due 9/1/2019 pre-refunded 9/1/2014 (Northern Arizona University Research Infrastructure Projects; Insured: AMBAC)	A/A2	3,500,000	3,528,770

Arizona Board of Regents COP, 5.00% due 9/1/2019 (Arizona State University)	AA-/A1	1,085,000	1,260,434

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Northern Arizona University Projects)	A/A2	1,000,000	1,155,660

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Arizona State University)	AA-/A1	3,170,000	3,699,200

Arizona Board of Regents COP, 5.00% due 9/1/2021 (Arizona State University)	AA-/A1	4,020,000	4,710,274

Arizona Board of Regents COP, 5.00% due 6/1/2022 (University of Arizona)	A+/Aa3	6,080,000	7,117,126

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Northern Arizona University Projects)	A/A2	2,500,000	2,897,725

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Arizona State University)	AA-/A1	4,380,000	5,134,937

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Northern Arizona University Projects)	A/A2	3,325,000	3,795,720

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Arizona State University)	AA-/A1	5,580,000	6,517,273

Arizona HFA, 5.25% due 1/1/2018 (Banner Health)	AA-/NR	3,500,000	3,989,965

Arizona HFA, 5.00% due 7/1/2018 (Catholic Health Care West)	A/A3	1,470,000	1,656,337

Arizona HFA, 5.00% due 7/1/2019 (Catholic Health Care West)	A/A3	1,365,000	1,554,844

Arizona HFA, 5.00% due 7/1/2020 (Catholic Health Care West)	A/A3	1,290,000	1,461,222

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona School Facilities Board, 5.00% due 7/1/2016 (State School Land Trust; Insured: AMBAC)	NR/NR	5,775,000	6,252,361

Arizona School Facilities Board, 5.00% due 1/1/2017 pre-refunded 7/1/2015 (State School Improvement)	AAA/Aaa	1,225,000	1,284,131

Arizona School Facilities Board, 5.00% due 7/1/2018 (State School Land Trust; Insured: AMBAC)	NR/NR	4,040,000	4,583,986

Arizona School Facilities Board COP, 5.25% due 9/1/2023 (School Site and Building Projects)	A+/A1	1,315,000	1,488,804

Arizona Transportation Board, 5.00% due 7/1/2019	AA+/Aa2	3,510,000	4,142,677

Arizona Transportation Board, 5.00% due 7/1/2021	AA+/Aa2	7,465,000	8,970,541

Arizona Transportation Board, 5.00% due 7/1/2022	AA+/Aa2	5,000,000	5,934,450

City of Chandler, 3.00% due 7/1/2014	AA/Aa3	2,790,000	2,790,223

City of Tucson, 5.00% due 7/1/2022	AA+/A1	2,135,000	2,500,619

City of Tucson GO, 3.625% due 7/1/2015 (Insured: Natl-Re)	AA-/Aa3	1,750,000	1,809,290

City of Yuma Municipal Property Corp., 5.00% due 7/1/2016 (Water and Wastewater System; Insured: Syncora)	A+/A1	2,000,000	2,163,640

City of Yuma Municipal Property Corp., 5.00% due 7/1/2018 (Water and Wastewater System; Insured: Syncora)	A+/A1	2,130,000	2,341,488

Deer Valley USD No. 97 of Maricopa County, 4.00% due 7/1/2015 (2004 School Improvement Project; Insured: AGM)	NR/Aa2	1,325,000	1,375,681

Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)	A-/NR	1,000,000	1,035,440

Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)	A-/NR	1,325,000	1,418,333

Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)	A-/NR	1,440,000	1,578,989

Maricopa County IDA Health Facilities, 4.125% due 7/1/2015 (Catholic Health Care West)	A/A3	1,600,000	1,660,240

Maricopa County Public Finance Corp., 5.00% due 7/1/2024 (Insured: AMBAC)	AA+/Aa1	1,000,000	1,081,170

Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)	BBB+/NR	6,265,000	6,473,123

Navajo County PCR, 5.75% due 6/1/2034 put 6/1/2016 (Arizona Public Service Co.)	A-/A3	9,700,000	10,603,555

Phoenix Union High School District No. 210 of Maricopa County GO, 4.00% due 7/1/2015 (2003 School Improvement Project; Insured: Natl-Re)	AA/Aa2	1,500,000	1,557,840

Pima County, 4.00% due 7/1/2014 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,500,000	1,500,165

Pima County, 5.00% due 7/1/2015 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,400,000	1,468,012

Pima County, 5.00% due 7/1/2016 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,000,000	2,185,440

Pima County, 4.50% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,040,000	5,614,510

Pima County, 5.00% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,750,000	3,104,282

Pima County, 3.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	539,960

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,000,000	2,316,540

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	700,000	810,789

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,000,000	5,791,350

Pima County, 5.00% due 7/1/2020 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	594,105

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pima County, 3.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,200,000	1,276,476

Pima County, 5.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	400,000	478,352

Pima County, 3.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,325,000	1,392,972

Pima County, 5.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	599,595

Pima County COP, 3.00% due 12/1/2014 (Sewer System & Fleet Services Facilities)	A+/NR	2,220,000	2,246,462

Pima County COP, 5.00% due 12/1/2015 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,250,000	1,334,600

Pima County COP, 5.00% due 12/1/2016 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	600,000	664,206

Pima County COP, 5.00% due 12/1/2017 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,395,000	1,585,292

Pima County COP, 5.00% due 12/1/2019 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	500,000	583,700

Pima County COP, 5.00% due 12/1/2020 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	765,000	894,928

Pima County COP, 5.00% due 12/1/2021 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,220,000	1,427,522

Pima County COP, 5.00% due 12/1/2022 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,275,000	1,491,610

Pima County IDA, 5.00% due 7/1/2016 (Metro Police Facility)	AA-/Aa2	2,500,000	2,689,000

Pima County IDA, 5.00% due 7/1/2017 (Metro Police Facility)	AA-/Aa2	3,000,000	3,302,520

Pima County IDA, 5.00% due 7/1/2018 (Metro Police Facility)	AA-/Aa2	3,285,000	3,678,412

Pima County IDA, 5.00% due 7/1/2019 (Metro Police Facility)	AA-/Aa2	2,000,000	2,264,940

Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)	A-/A2	6,885,000	7,611,023

State of Arizona COP, 5.00% due 10/1/2014 (Lease-Purchases-Various State Agency Properties; Insured: AGM)	AA/A1	10,175,000	10,299,745

State of Arizona Department of Administration, 5.00% due 7/1/2018 (State Lottery; Insured: AGM)	AA/A1	8,370,000	9,595,284

State of Arizona Department of Administration, 5.00% due 7/1/2020 (State Lottery; Insured: AGM)	AA/A1	8,705,000	10,167,353

Town of Gilbert Public Facilities Municipal Property Corporation, 3.00% due 7/1/2015	AA/Aa2	1,080,000	1,108,847

University Arizona Medical Center Corp. GO, 5.00% due 7/1/2014	BBB+/Baa1	1,000,000	1,000,110

Arkansas — 0.51%

Arkansas Development Finance Authority, 2.00% due 12/1/2016 (State Dept. of Environmental Quality Project)	AA-/NR	460,000	474,748

Board of Trustees of the University of Arkansas, 1.00% due 9/15/2014 (Fayetteville Campus Athletic Facilities)	NR/Aa2	475,000	475,869

Board of Trustees of the University of Arkansas, 1.00% due 11/1/2014 (Fayetteville Campus Capital Projects)	NR/Aa2	295,000	295,861

Board of Trustees of the University of Arkansas, 2.00% due 9/15/2015 (Fayetteville Campus Athletic Facilities)	NR/Aa2	455,000	464,651

Board of Trustees of the University of Arkansas, 2.00% due 11/1/2015 (Fayetteville Campus Capital Projects)	NR/Aa2	375,000	383,730

Board of Trustees of the University of Arkansas, 2.00% due 11/1/2016 (Fayetteville Campus Capital Projects)	NR/Aa2	600,000	619,728

Board of Trustees of the University of Arkansas, 5.00% due 9/15/2019 (Fayetteville Campus Athletic Facilities)	NR/Aa2	600,000	657,330

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Fort Smith, 3.00% due 10/1/2014 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,000,000	1,006,940

City of Fort Smith, 3.50% due 10/1/2016 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,370,000	1,460,023

City of Fort Smith, 3.50% due 10/1/2017 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,930,000	2,090,132

City of Fort Smith, 4.00% due 10/1/2018 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,000,000	1,115,060

City of Fort Smith, 4.00% due 10/1/2019 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,670,000	1,869,298

Independence County PCR, 4.90% due 7/1/2022 (Entergy Mississippi, Inc.; Insured: AMBAC)	NR/A3	6,400,000	6,582,336

Jefferson County, 4.00% due 6/1/2015 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,005,000	1,035,743

Jefferson County, 4.00% due 6/1/2016 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,395,000	1,471,613

Jefferson County, 4.00% due 6/1/2017 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,375,000	1,469,957

Jefferson County, 1.55% due 10/1/2017 (Entergy Arkansas, Inc. Project)	A-/A3	10,000,000	10,150,400

Jefferson County, 4.50% due 6/1/2018 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,495,000	1,638,146

Jefferson County, 4.50% due 6/1/2019 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,580,000	1,744,510

California — 8.00%

Alameda County COP, 5.00% due 12/1/2017 (Santa Rita Jail; Insured: AMBAC)	AA/NR	1,220,000	1,383,321

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,194,770

Alameda County Joint Powers Authority, 5.00% due 12/1/2022 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,000,000	2,401,400

Alameda County Joint Powers Authority, 5.00% due 12/1/2023 (Alameda County Medical Center Highland Hospital)	AA/Aa3	3,200,000	3,852,704

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA/A2	3,250,000	2,526,420

Brentwood Infrastructure, 2.00% due 11/1/2015 (Insured: AGM)	AA/NR	520,000	528,226

Brentwood Infrastructure, 4.00% due 11/1/2016 (Insured: AGM)	AA/NR	325,000	347,763

Brentwood Infrastructure, 5.00% due 11/1/2017 (Insured: AGM)	AA/NR	965,000	1,077,355

Brentwood Infrastructure, 5.25% due 11/1/2018 (Insured: AGM)	AA/NR	1,020,000	1,169,624

Brentwood Infrastructure, 5.25% due 11/1/2019 (Insured: AGM)	AA/NR	725,000	842,450

Cabrillo USD GO, 0% due 8/1/2015 (Educational Facilities Projects; Insured: AMBAC)	NR/NR	1,000,000	993,260

Cabrillo USD GO, 0% due 8/1/2021 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	794,160

California Educational Facilities Authority, 5.00% due 4/1/2017 (Pitzer College)	NR/A2	1,460,000	1,627,039

California Educational Facilities Authority, 5.00% due 4/1/2021 (Chapman University)	NR/A2	4,870,000	5,700,481

California HFFA, 5.50% due 2/1/2017 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	2,575,000	2,859,537

California HFFA, 5.50% due 2/1/2019 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	2,865,000	3,322,884

California HFFA, 5.75% due 2/1/2020 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	1,975,000	2,345,865

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California HFFA, 5.00% due 3/1/2020 (Catholic HealthCare West Health Facilities)	A/A3	4,400,000	5,082,440

California HFFA, 5.75% due 2/1/2021 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	1,695,000	2,017,050

California HFFA, 5.00% due 3/1/2021 (Catholic HealthCare West Health Facilities)	A/A3	3,450,000	4,007,899

California HFFA, 5.25% due 3/1/2022 (Catholic HealthCare West Health Facilities)	A/A3	7,020,000	8,309,574

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,908,450

California Infrastructure & Economic Development Bank, 0.02% due 9/1/2037 put 7/1/2014 (Los Angeles County Museum of Natural History Foundation; LOC: Wells Fargo Bank) (daily demand notes)	AA-/Aa1	5,500,000	5,500,000

California Pollution Control Financing Authority, 0% due 11/1/2026 put 7/1/2014 (Pacific Gas & Electric Co.; LOC: JPMorgan Chase Bank) (daily demand notes)	AA+/NR	1,900,000	1,900,000

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	AA-/A1	570,000	572,394

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa2	5,000,000	5,203,100

California State Department of Water Resources, 5.00% due 5/1/2016	AA-/Aa2	5,000,000	5,432,200

California State Economic Recovery GO, 5.00% due 7/1/2018	AA/Aa2	4,000,000	4,648,480

California State Economic Recovery GO, 5.00% due 7/1/2020	AA/Aa2	4,200,000	4,970,448

California State Housing Finance Agency, 2.50% due 12/1/2017 (One Santa Fe Apartments-MFH; Collateralized: GNMA)	NR/Aa1	1,725,000	1,756,775

California State Public Works Board, 5.00% due 9/1/2016 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,303,960

California State Public Works Board, 5.00% due 9/1/2017 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,415,080

California State Public Works Board, 5.00% due 11/1/2017 (California State University)	A-/Aa3	3,000,000	3,413,880

California State Public Works Board, 5.00% due 11/1/2018 (California State University)	A-/Aa3	2,700,000	3,135,429

California State Public Works Board, 5.00% due 4/1/2020 (Riverside Campus)	A-/A1	1,585,000	1,871,663

California State Public Works Board, 5.00% due 6/1/2020 (Yuba City Courthouse)	A-/A1	1,675,000	1,982,329

California State Public Works Board, 5.00% due 6/1/2020 (Coalinga State Hospital)	A-/A1	5,685,000	6,728,084

California State Public Works Board, 5.00% due 10/1/2020 (California State University)	A-/A1	1,000,000	1,188,240

California State Public Works Board, 5.00% due 11/1/2020 (Various Capital Projects)	A-/A1	1,500,000	1,783,980

California State Public Works Board, 5.00% due 4/1/2021 (Riverside Campus)	A-/A1	890,000	1,057,703

California State Public Works Board, 5.00% due 6/1/2021 (Yuba City Courthouse)	A-/A1	1,250,000	1,489,638

California State Public Works Board, 5.00% due 6/1/2021 (Coalinga State Hospital)	A-/A1	5,000,000	5,958,550

California State Public Works Board, 5.00% due 10/1/2021 (Various Capital Projects)	A-/A1	1,000,000	1,198,030

California State Public Works Board, 5.00% due 11/1/2021 (Various Capital Projects)	A-/A1	1,750,000	2,099,230

California State Public Works Board, 5.00% due 11/1/2021 (Laboratory Facility and San Diego Courthouse)	A-/A1	750,000	899,670

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A-/A1	500,000	597,715

California State Public Works Board, 5.00% due 6/1/2022 (Coalinga State Hospital)	A-/A1	11,555,000	13,832,953

California State Public Works Board, 5.00% due 11/1/2022 (Laboratory Facility and San Diego Courthouse)	A-/A1	10,075,000	12,099,067

California State Public Works Board, 5.00% due 6/1/2023 (Yuba City Courthouse)	A-/A1	1,900,000	2,277,378

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A-/A1	2,050,000	2,429,557

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	27,000,000	31,651,020

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,845,000	1,918,800

Castaic Lake Water Agency COP, 0% due 8/1/2023 (Water System Improvement; Insured: AMBAC)	AA/NR	10,125,000	7,601,546

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	4,870,000	4,264,756

Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)	AA-/A1	600,000	675,192

Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)	AA-/A1	1,750,000	2,046,905

Chula Vista COP, 5.25% due 3/1/2018	AA-/NR	1,170,000	1,347,068

Chula Vista COP, 5.25% due 3/1/2019	AA-/NR	1,235,000	1,450,643

City and County of San Francisco GO, 5.00% due 6/15/2015 (Various Capital Projects)	AA+/Aa1	18,385,000	19,253,140

Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA/A3	2,685,000	2,417,332

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	5,000,000	5,606,650

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2018 (Insured: AGM)	AA/NR	3,000,000	3,433,710

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2019 (Insured: AGM)	AA/NR	3,000,000	3,477,990

County of Los Angeles COP, 0% due 3/1/2017 (Disney Parking Garage and Walt Disney Concert Hall)	AA/A1	1,075,000	1,041,600

County of Los Angeles COP, 0% due 9/1/2017 (Disney Parking Garage and Walt Disney Concert Hall; Insured: AMBAC)	AA/A1	1,200,000	1,151,688

Escondido Union High School District GO, 0% due 11/1/2020 (Insured: Natl-Re)	AA-/A3	2,655,000	2,199,349

Los Angeles Convention and Exhibition Center Authority, 5.00% due 8/15/2018	A+/A2	2,295,000	2,644,230

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	4,000,000	4,627,040

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2019 (Multiple Capital Projects)	AA/A1	17,935,000	21,061,429

Los Angeles USD COP, 5.00% due 10/1/2017 (Information Technology Infrastructure; Insured: AMBAC)	A+/A1	2,445,000	2,782,459

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	4,600,000	5,461,166

Los Angeles USD COP, 5.50% due 12/1/2019 (Educational Facilities Improvements)	A+/A1	7,040,000	8,493,408

Los Angeles USD GO, 5.00% due 7/1/2018 (Educational Facilities Improvements; Insured: AGM)	AA/Aa2	4,000,000	4,529,400

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	12,260,000	14,846,860

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	11,950,000	14,506,463

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	10,640,000	12,986,652

Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)	AA/A1	1,435,000	1,559,214

Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)	AA/A1	2,260,000	2,571,338

Mount San Antonio Community College GO, 0% due 8/1/2017 (Insured: Natl-Re) (ETM)	AA/Aa2	5,000,000	4,897,800

Needles USD GO, 0% due 8/1/2023	AA-/A3	1,005,000	652,396

North City West School Facilities Financing Authority, 5.00% due 9/1/2023 (Carmel Valley Educational Facilities; Insured: AGM)	AA/NR	4,545,000	5,209,706

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	1,000,000	1,131,700

Northern California Power Agency, 5.00% due 6/1/2018 (Lodi Energy Center)	A-/A2	4,480,000	5,182,330

Northern California Power Agency, 5.00% due 7/1/2019 (Hydroelectric Project)	A+/A1	1,000,000	1,180,250

Northern California Power Agency, 5.00% due 7/1/2020 (Hydroelectric Project)	A+/A1	1,325,000	1,536,974

Orange County Public Financing Authority, 5.00% due 7/1/2017 (Insured: Natl-Re)	AA-/Aa3	1,245,000	1,401,422

Palo Alto USD GO, 0% due 8/1/2019	AAA/Aa1	1,000,000	917,720

Palomar Community College District GO, 0% due 8/1/2021	AA-/Aa2	2,560,000	2,137,037

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	3,955,000	4,506,050

Regents of the University of California, 5.00% due 5/15/2019 (Higher Education Facilities; Insured: AGM)	AA/Aa2	4,245,000	4,463,490

Rocklin USD GO, 0% due 8/1/2022 (Insured: Natl-Re)	AA-/Aa2	3,910,000	3,118,772

Sacramento City Financing Authority, 0% due 12/1/2019 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	2,920,000	2,436,857

Sacramento City Financing Authority, 0% due 12/1/2021 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	1,600,000	1,199,936

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,265,000	3,879,897

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Procter & Gamble)	AA-/A1	750,000	843,990

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Insured: AMBAC)	BBB-/NR	8,290,000	8,642,988

Sacramento Municipal Utility District, 5.00% due 7/1/2016 (Cosumnes Project; Insured: Natl-Re)	AA-/A3	4,870,000	5,263,399

Sacramento Municipal Utility District, 5.00% due 7/1/2019 (Cosumnes Project; Insured: Natl-Re)	AA-/A3	5,000,000	5,415,300

Sacramento Municipal Utility District, 5.00% due 7/1/2020 (Cosumnes Project; Insured: Natl-Re)	AA-/A3	8,675,000	9,364,836

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2020	AA-/NR	4,000,000	4,665,200

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2021	AA-/NR	3,000,000	3,514,170

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2022	AA-/NR	8,000,000	9,439,600

San Diego Redevelopment Agency, 4.50% due 9/1/2019 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	1,240,000	1,283,660

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa3	10,000,000	12,061,700

San Francisco Bay Area Rapid Transit District, 5.00% due 7/1/2022 (Insured: Natl-Re)	AA+/Aa2	1,220,000	1,275,791

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	7,600,000	6,645,288

San Jose Redevelopment Agency, 6.00% due 8/1/2015 (Insured: Natl-Re)	AA-/A3	2,780,000	2,929,481

San Juan USD GO, 0% due 8/1/2015 (Sacramento County Educational Facilities; Insured: AGM)	AA/Aa2	760,000	755,683

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	4,035,000	4,735,678

Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/A3	3,425,000	3,094,453

Santa Fe Springs Community Development Commission, 0% due 9/1/2024 (Consolidated Redevelopment Project; Insured: Natl-Re)	AA-/A3	7,000,000	4,602,150

Solano County COP, 5.00% due 11/15/2017	AA-/A1	1,580,000	1,777,579

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,130,000	5,739,239

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	A+/A2	2,000,000	2,007,920

State of California GO, 4.75% due 4/1/2018 (Various Purposes)	A/Aa3	1,250,000	1,428,688

State of California GO, 5.00% due 9/1/2020 (Various Purposes)	A/Aa3	10,000,000	11,980,700

State of California GO, 5.00% due 9/1/2021 (Various Purposes)	A/Aa3	5,000,000	6,025,450

State of California GO, 0% due 5/1/2034 put 7/1/2014 (Kindergarten University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	10,650,000	10,650,000

State of California GO, 0.02% due 5/1/2034 put 7/1/2014 (Kindergarten University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	2,100,000	2,100,000

State of California GO, 0.02% due 5/1/2034 put 7/1/2014 (Kindergarten University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	8,250,000	8,250,000

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	2,000,000	2,272,480

Tuolumne Wind Project Authority, 5.00% due 1/1/2019 (Tuolumne Co.)	AA-/A2	2,000,000	2,313,140

Tustin Community Redevelopment Agency, 4.00% due 9/1/2017 (Tustin Redevelopment)	A/NR	935,000	1,018,075

Tustin Community Redevelopment Agency, 4.00% due 9/1/2019 (Tustin Redevelopment)	A/NR	1,010,000	1,118,282

Tustin Community Redevelopment Agency, 4.00% due 9/1/2020 (Tustin Redevelopment)	A/NR	1,050,000	1,147,566

Ventura County COP, 5.00% due 8/15/2016	AA+/Aa3	1,520,000	1,662,530

Ventura County COP, 5.25% due 8/15/2017	AA+/Aa3	1,635,000	1,854,499

West Contra Costa USD GO, 0% due 8/1/2022 (Educational Facilities Projects; Insured: AGM)	AA/Aa3	4,000,000	3,155,160

West Covina Redevelopment Agency, 6.00% due 9/1/2022 (Fashion Plaza)	AA+/NR	6,180,000	7,385,409

Colorado — 2.56%

Adams County Platte Valley Medical Center, 5.00% due 2/1/2015 (Brighton Community Hospital Association; Insured: Natl-Re/FHA) (ETM)	AA-/NR	1,475,000	1,516,167

Adams County Platte Valley Medical Center, 5.00% due 8/1/2015 (Brighton Community Hospital Association; Insured: Natl-Re/FHA) (ETM)	AA-/NR	1,505,000	1,582,462

Beacon Point Metropolitan District, 4.375% due 12/1/2015 (LOC: Compass Bank)	BBB/NR	70,000	70,001

Castle Oaks Metropolitan District GO, 6.125% due 12/1/2035 pre-refunded 12/1/2015	NR/NR	1,428,000	1,540,112

City & County of Denver Airport System, 5.00% due 11/15/2016 (Insured: Natl-Re)	AA-/A1	1,725,000	1,905,332

City & County of Denver Airport System, 5.00% due 11/15/2017 (Insured: Natl-Re)	AA-/A1	1,000,000	1,136,880

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City & County of Denver Airport System, 0.26% due 11/15/2025 put 7/1/2014 (Denver International Airport; Insured: AGM; SPA: Morgan Stanley Bank) (daily demand notes)	AA/A1	11,710,000	11,710,000

City & County of Denver Airport System, 0.27% due 11/15/2025 put 7/1/2014 (Denver International Airport; Insured: AGM; SPA: Morgan Stanley Bank) (daily demand notes)	AA/A1	700,000	700,000

City & County of Denver COP, 5.00% due 12/1/2020 (Buell Theatre Property)	AA+/Aa1	3,065,000	3,607,842

City & County of Denver COP, 5.00% due 12/1/2021 (Buell Theatre Property)	AA+/Aa1	3,825,000	4,524,172

City & County of Denver COP, 5.00% due 12/1/2023 (Buell Theatre Property)	AA+/Aa1	1,720,000	2,050,188

City & County of Denver COP, 0.04% due 12/1/2029 put 7/1/2014 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	24,640,000	24,640,000

City & County of Denver COP, 0.04% due 12/1/2029 put 7/1/2014 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	3,100,000	3,100,000

City & County of Denver COP, 0.04% due 12/1/2031 put 7/1/2014 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	29,695,000	29,695,000

City & County of Denver GO, 3.00% due 8/1/2015 (Civic Facilities and Denver Zoological Gardens Improvements)	AAA/Aaa	720,000	742,327

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2016 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	350,000	378,284

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2019 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	400,000	445,180

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2020 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	600,000	665,802

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2021 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,000,000	1,171,920

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2022 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,030,000	1,209,478

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2023 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,180,000	1,386,382

City of Longmont, 6.00% due 5/15/2019	AA+/NR	3,215,000	3,869,670

Colorado Department of Corrections COP, 5.00% due 3/1/2016 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	2,000,000	2,155,600

Colorado Department of Corrections COP, 5.00% due 3/1/2017 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	2,000,000	2,234,040

Colorado Department of Corrections COP, 5.00% due 3/1/2018 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	1,590,000	1,825,447

Colorado Department of Corrections COP, 5.00% due 3/1/2019 pre-refunded 3/1/2016 (Colorado Penitentiary II Project; Insured: AMBAC)	AA-/Aa2	4,930,000	5,318,730

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2016 (NCSL)	A/A3	1,475,000	1,581,997

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2018 (NCSL)	A/A3	1,625,000	1,818,294

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2020 (NCSL)	A/A3	1,805,000	2,059,740

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2021 (NCSL)	A/A3	1,000,000	1,136,740

Colorado HFA, 5.00% due 11/15/2015 (Adventist Health/Sunbelt Group)	AA-/Aa2	2,365,000	2,516,478

Colorado HFA, 5.25% due 5/15/2017 (Northern Colorado Medical Center; Insured: AGM)	AA/NR	1,185,000	1,332,615

Colorado HFA, 5.25% due 5/15/2019 (Northern Colorado Medical Center; Insured: AGM)	AA/NR	2,225,000	2,624,254

Colorado HFA, 5.50% due 10/1/2038 put 11/12/2015 (Catholic Health Initiatives)	A+/A1	1,000,000	1,069,450

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Colorado HFA, 5.00% due 7/1/2039 put 11/11/2014 (Catholic Health Initiatives)	A+/A1	3,000,000	3,050,880

	Denver Convention Center Hotel Authority, 5.25% due 12/1/2014 (Insured: Syncora)	BBB-/Baa3	3,450,000	3,512,894

	Denver Convention Center Hotel Authority, 5.25% due 12/1/2021 (Insured: Syncora)	BBB-/Baa3	3,700,000	3,883,187

	Denver Convention Center Hotel Authority, 5.25% due 12/1/2022 (Insured: Syncora)	BBB-/Baa3	1,100,000	1,151,777

	Denver West Metropolitan District GO, 5.00% due 12/1/2021 (Insured: AGM)	AA/NR	2,175,000	2,535,332

	E-470 Public Highway Authority, 0% due 9/1/2014 (Insured: Natl-Re)	AA-/A3	1,910,000	1,908,186

	El Paso County COP, 4.00% due 12/1/2021 (Pikes Peak Regional Development Center)	AA-/Aa2	1,000,000	1,102,700

	El Paso County COP, 5.00% due 12/1/2023 (Pikes Peak Regional Development Center)	AA-/Aa2	1,330,000	1,555,142

	Park Creek Metropolitan District, 5.00% due 12/1/2015 (Insured: AGM)	AA/NR	1,000,000	1,057,490

	Park Creek Metropolitan District, 5.00% due 12/1/2016 (Insured: AGM)	AA/NR	1,035,000	1,128,150

	Park Creek Metropolitan District, 5.00% due 12/1/2017 (Insured: AGM)	AA/NR	1,525,000	1,691,088

	Park Creek Metropolitan District, 5.50% due 12/1/2018 (Insured: AGM)	AA/NR	1,200,000	1,376,124

	Park Creek Metropolitan District, 5.50% due 12/1/2019 (Insured: AGM)	AA/NR	1,000,000	1,155,060

	Regents of the University of Colorado COP, 5.00% due 11/1/2016 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	700,000	773,171

	Regents of the University of Colorado COP, 5.00% due 11/1/2017 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	850,000	967,462

	Regional Transportation District COP, 5.00% due 6/1/2018 (FasTracks Transportation System)	A/Aa3	1,750,000	2,008,195

	Regional Transportation District COP, 5.00% due 6/1/2019 (FasTracks Transportation System)	A/Aa3	4,730,000	5,480,131

	Regional Transportation District COP, 5.00% due 6/1/2020 (FasTracks Transportation System)	A/Aa3	3,655,000	4,242,066

	Regional Transportation District COP, 5.50% due 6/1/2021 (FasTracks Transportation System)	A/Aa3	2,370,000	2,778,517

[a]	Regional Transportation District COP, 5.00% due 6/1/2023 (North Metro Rail Line)	A/Aa3	4,000,000	4,685,440

[a]	Regional Transportation District COP, 5.00% due 6/1/2024 (North Metro Rail Line)	A/Aa3	4,000,000	4,617,960

	Southlands Metropolitan District GO, 6.75% due 12/1/2016 pre-refunded 12/1/2014	AA+/NR	500,000	512,975

Connecticut — 0.39%

	Capital City EDA, 5.00% due 6/15/2015 (Adriaen’s Landing Convention Center; Insured: AGM)	AA/A2	1,705,000	1,711,922

	City of West Haven GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/A2	2,080,000	2,256,155

	Connecticut Health & Educational Facilities Authority, 0% due 7/1/2036 put 7/1/2014 (Yale University) (daily demand notes)	AAA/Aaa	800,000	800,000

	Connecticut Health & Educational Facilities Authority, 0 % due 7/1/2036 put 7/1/2014 (Yale University) (daily demand notes)	AAA/Aaa	7,975,000	7,975,000

	State of Connecticut GO, 5.00% due 6/1/2019 (General State Capital Projects; Insured: AGM)	AA/Aa3	2,865,000	3,110,129

	State of Connecticut GO Floating Rate Note, 0.83% due 9/15/2018 (General State Capital Projects)	AA/Aa3	725,000	731,540

	State of Connecticut GO Floating Rate Note, 0.71% due 9/15/2024 (Education Capital Projects)	AA/Aa3	10,000,000	10,067,100

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Delaware — 0.03%

State of Delaware GO, 5.00% due 7/1/2014	AAA/Aaa	860,000	860,120

State of Delaware GO, 5.25% due 8/1/2014	AAA/Aaa	1,000,000	1,004,440

District of Columbia — 0.69%

District of Columbia, 4.00% due 4/1/2015 (National Public Radio) (ETM)	AA-/Aa3	1,000,000	1,028,220

District of Columbia, 5.00% due 4/1/2016 (National Public Radio) (ETM)	AA-/Aa3	685,000	740,417

District of Columbia, 4.00% due 4/1/2017 (National Public Radio)	AA-/Aa3	1,830,000	1,992,797

District of Columbia, 5.00% due 4/1/2018 (National Public Radio)	AA-/Aa3	1,745,000	1,995,216

District of Columbia, 5.00% due 4/1/2019 (National Public Radio)	AA-/Aa3	805,000	934,178

District of Columbia, 5.00% due 4/1/2020 (National Public Radio)	AA-/Aa3	1,890,000	2,210,903

District of Columbia COP, 5.25% due 1/1/2015 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	AA-/Aa3	3,125,000	3,203,125

District of Columbia COP, 5.25% due 1/1/2016 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	AA-/Aa3	4,700,000	5,036,755

District of Columbia COP, 5.00% due 1/1/2018 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	AA-/Aa3	5,000,000	5,303,000

District of Columbia COP, 5.00% due 1/1/2019 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	AA-/Aa3	5,000,000	5,303,000

District of Columbia COP, 4.50% due 1/1/2021 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	AA-/Aa3	1,100,000	1,158,641

District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)	AA-/Aa2	5,000,000	5,956,350

District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)	AA-/Aa2	3,005,000	3,602,965

District of Columbia Housing Finance Agency, 5.00% due 7/1/2014 (Insured: AGM-HUD Loan)	AA/A2	1,195,000	1,195,155

District of Columbia Housing Finance Agency, 5.00% due 7/1/2015 (Insured: AGM-HUD Loan)	AA/A2	1,480,000	1,545,919

Metropolitan Washington Airports Authority, 0% due 10/1/2014 (Dulles Toll Road; Insured: AGM)	AA/A3	2,000,000	1,997,380

Metropolitan Washington Airports Authority, 0% due 10/1/2016 (Dulles Toll Road; Insured: AGM)	AA/A3	4,000,000	3,860,200

Florida — 7.17%

Broward County, 5.00% due 10/1/2014 (Airport, Marina & Port Improvements; Insured: AMBAC) (ETM)	NR/A1	1,625,000	1,644,906

Broward County, 5.00% due 10/1/2014 (Airport, Marina & Port Improvements; Insured: AMBAC)	A+/A1	2,375,000	2,404,331

Broward County, 5.00% due 9/1/2017 (Port Facilities)	A-/A2	2,820,000	3,125,491

Broward County, 4.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	500,000	550,750

Broward County, 5.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,133,520

Broward County, 5.50% due 9/1/2018 (Port Facilities)	A-/A2	3,500,000	4,016,215

Broward County, 4.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	425,000	473,994

Broward County, 5.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	500,000	578,305

Broward County, 5.50% due 9/1/2019 (Port Facilities)	A-/A2	2,800,000	3,263,372

Broward County, 5.00% due 10/1/2019 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,164,020

Broward County, 4.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	1,660,000	1,845,389

Broward County, 5.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	2,000,000	2,340,040

Broward County School Board COP, 5.25% due 7/1/2015 (Insured: AGM)	AA/A1	3,035,000	3,188,783

Broward County School Board COP, 5.00% due 7/1/2016 (Insured: AGM)	AA/A1	1,495,000	1,629,834

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)	AA/A1	7,630,000	8,356,147

Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)	AA/A1	3,715,000	4,068,557

Broward County School Board COP, 5.00% due 7/1/2017 (Insured: Natl-Re)	AA-/A1	1,000,000	1,125,960

Broward County School Board COP, 5.00% due 7/1/2021	A/A1	4,000,000	4,707,720

Broward County School Board COP, 5.00% due 7/1/2022	A/A1	4,580,000	5,431,468

Capital Projects Finance Authority, 5.50% due 10/1/2015 (University of Central Florida Apartment Student Housing; Insured: Natl-Re)	AA-/A3	2,660,000	2,660,559

City of Fort Myers, 5.00% due 12/1/2018 (Gulf Breeze Loan Program; Insured: Natl-Re)	AA-/Aa3	2,195,000	2,464,019

City of Fort Myers, 5.00% due 10/1/2023 (Utility Systems Capital Projects)	A/Aa3	3,360,000	3,901,834

City of Jacksonville, 5.00% due 10/1/2017	AA-/Aa3	1,000,000	1,134,560

City of Jacksonville, 5.00% due 10/1/2018	AA-/Aa3	1,050,000	1,214,672

City of Jacksonville, 5.00% due 10/1/2019	AA-/Aa3	500,000	587,090

City of Jacksonville, 5.00% due 10/1/2020	AA-/Aa3	1,000,000	1,181,430

City of Jacksonville, 5.00% due 10/1/2023	AA-/Aa3	1,105,000	1,314,806

City of Lakeland, 6.05% due 10/1/2014 (Energy System; Insured: AGM)	AA/A1	3,750,000	3,805,350

City of Lakeland, 4.00% due 11/15/2014 (Lakeland Regional Health Systems)	NR/A2	1,000,000	1,012,100

City of Lakeland, 5.00% due 10/1/2016 (Energy System; Insured: AGM)	AA/A1	9,780,000	10,745,971

City of Lakeland, 5.00% due 10/1/2017 (Energy System; Insured: AGM)	AA/A1	7,105,000	8,039,023

City of Lakeland, 5.00% due 10/1/2019 (Energy System; Insured: AGM)	AA/A1	5,000,000	5,859,850

City of Lakeland, 5.00% due 11/15/2019 (Lakeland Regional Health Systems)	NR/A2	5,655,000	6,374,712

City of Lakeland, 5.00% due 10/1/2020 (Energy System; Insured: AGM)	AA/A1	1,695,000	1,995,964

City of Miami, 5.00% due 1/1/2018 (Street & Sidewalk Improvement Program; Insured: Natl-Re)	AA-/A2	1,970,000	2,208,015

City of North Miami Beach, 5.00% due 8/1/2017 (North Miami Beach Water Project)	A+/NR	750,000	839,145

City of North Miami Beach, 3.00% due 8/1/2018 (North Miami Beach Water Project)	A+/NR	1,280,000	1,359,552

City of North Miami Beach, 5.00% due 8/1/2019 (North Miami Beach Water Project)	A+/NR	1,650,000	1,904,595

City of North Miami Beach, 5.00% due 8/1/2020 (North Miami Beach Water Project)	A+/NR	780,000	904,597

City of North Miami Beach, 5.00% due 8/1/2021 (North Miami Beach Water Project)	A+/NR	1,000,000	1,165,710

City of Port St. Lucie, 5.00% due 9/1/2015 (Tesoro Special Assessment District; Insured: Natl-Re)	NR/A1	250,000	263,148

City of Port St. Lucie, 1.70% due 7/1/2016 (Tesoro Special Assessment District)	NR/A1	2,140,000	2,165,873

City of Port St. Lucie, 1.875% due 7/1/2017 (Tesoro Special Assessment District; Insured: AGM)	NR/A1	2,175,000	2,200,861

City of Port St. Lucie, 2.00% due 7/1/2018 (Tesoro Special Assessment District; Insured: AGM)	NR/A1	2,215,000	2,234,603

City of Tampa, 5.00% due 11/15/2016 (BayCare Health System)	NR/Aa2	2,855,000	3,159,200

City of Tampa, 5.00% due 11/15/2017 (BayCare Health System)	NR/Aa2	1,215,000	1,379,147

Collier County, 4.00% due 10/1/2014	AA/Aa2	1,410,000	1,423,748

Escambia County HFA, 5.25% due 11/15/2014 (Ascension Health Credit)	AA+/Aa2	1,835,000	1,869,920

Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: AGM)	AA/A2	1,605,000	1,611,340

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)	AA/A2	1,500,000	1,573,890

Florida Atlantic University Financing Corp., 5.00% due 7/1/2014 (Innovation Village Capital Improvements)	A/A1	1,950,000	1,950,273

Florida Atlantic University Financing Corp., 5.00% due 7/1/2015 (Innovation Village Capital Improvements)	A/A1	2,395,000	2,506,870

Florida Atlantic University Financing Corp., 5.00% due 7/1/2016 (Innovation Village Capital Improvements)	A/A1	2,275,000	2,468,739

Florida Department of Management Services, 5.25% due 9/1/2016 (Insured: AGM)	AA+/Aa2	3,500,000	3,849,650

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2015 (Nova Southeastern University)	BBB/Baa1	2,150,000	2,213,489

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2016 (Nova Southeastern University)	BBB/Baa1	2,345,000	2,496,299

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2017 (Nova Southeastern University)	BBB/Baa1	1,325,000	1,453,220

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2018 (Nova Southeastern University)	BBB/Baa1	2,630,000	2,937,500

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (University of Tampa)	BBB+/NR	1,225,000	1,372,784

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (Nova Southeastern University)	BBB/Baa1	1,035,000	1,159,862

Florida Higher Educational Facilities Financing Authority, 5.50% due 4/1/2019 (Nova Southeastern University)	BBB/Baa1	1,705,000	1,948,866

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2020 (Nova Southeastern University)	BBB/Baa1	1,030,000	1,158,771

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2022 (University of Tampa)	BBB+/NR	620,000	701,412

Florida Hurricane Catastrophe Fund Finance Corp., 5.00% due 7/1/2014	AA-/Aa3	11,000,000	11,001,540

Florida State Board of Governors, 4.00% due 7/1/2020 (University System Capital Improvements)	AA/Aa2	4,055,000	4,582,677

Florida State Board of Governors, 4.00% due 7/1/2021 (University System Capital Improvements)	AA/Aa2	4,215,000	4,772,265

Florida State Board of Governors, 4.00% due 7/1/2022 (University System Capital Improvements)	AA/Aa2	4,385,000	4,959,698

Florida State Correctional Privatization Commission COP, 5.00% due 8/1/2015 (Insured: AMBAC)	AA+/Aa2	2,000,000	2,008,240

Florida State Department of Children & Families COP, 5.00% due 10/1/2014	AA+/NR	905,000	914,738

Florida State Department of Children & Families COP, 5.00% due 10/1/2015	AA+/NR	925,000	972,841

Florida State Department of Transportation GO, 5.00% due 7/1/2018	AAA/Aa1	3,000,000	3,392,790

Highlands County HFA, 5.00% due 11/15/2015 (Adventist Health System Sunbelt Group)	AA-/Aa2	1,000,000	1,064,410

Highlands County HFA, 5.00% due 11/15/2016 (Adventist Health System Orange County Health Facilities)	AA-/Aa2	1,000,000	1,105,290

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Sunbelt Group)	AA-/Aa2	1,000,000	1,063,150

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Orange County Health Facilities)	AA-/Aa2	3,200,000	3,624,320

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health System Orange County Health Facilities)	AA-/Aa2	3,000,000	3,495,540

Highlands County HFA, 5.00% due 11/15/2035 pre-refunded 11/15/2015 (Adventist Health System/Sunbelt Group)	AA-/Aa2	1,225,000	1,304,417

Hillsborough County, 5.00% due 3/1/2015 (Water and Wastewater System Capital Improvements; Insured: Natl-Re)	AA-/A1	5,000,000	5,144,900

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hillsborough County, 5.00% due 11/1/2016 (Transportation Related Capital Improvements; Insured: AMBAC)	AA/A1	1,000,000	1,101,900

Hillsborough County, 5.00% due 11/1/2018 (Court Facilities)	AA/A1	4,210,000	4,861,918

Hillsborough County, 5.00% due 11/1/2019 (Court Facilities)	AA/A1	4,420,000	5,159,157

Hillsborough County, 5.00% due 11/1/2020 (Court Facilities)	AA/A1	4,645,000	5,438,505

Hillsborough County, 5.00% due 11/1/2021 (Court Facilities)	AA/A1	4,880,000	5,724,972

Hillsborough County, 5.00% due 11/1/2021 (Jail and Storm Water Projects)	AA/A1	2,300,000	2,698,245

Hillsborough County, 5.00% due 11/1/2022 (Jail and Storm Water Projects)	AA/A1	3,005,000	3,533,610

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A2	3,200,000	3,692,992

Hillsborough County School Board COP, 5.25% due 7/1/2017 (Insured: Natl-Re)	AA-/Aa2	1,300,000	1,468,402

Hollywood Community Redevelopment Agency, 5.00% due 3/1/2016 (Insured: Syncora)	NR/A3	2,000,000	2,120,760

Hollywood Community Redevelopment Agency, 5.00% due 3/1/2017 (Insured: Syncora)	NR/A3	2,000,000	2,169,380

Hollywood Community Redevelopment Agency, 5.00% due 3/1/2024 (Beach BCA; Insured: Syncora)	NR/A3	4,850,000	5,098,611

Hollywood Water & Sewer, 5.00% due 10/1/2014 (Insured: AGM)	NR/Aa2	1,300,000	1,305,278

Jacksonville Economic Development Commission, 6.00% due 9/1/2017 (Florida Proton Therapy Institute)	NR/NR	3,695,000	4,159,942

JEA, 4.00% due 10/1/2016 (Electric System)	A+/Aa3	3,540,000	3,823,802

JEA, 5.00% due 10/1/2018 (Water & Sewer Systems)	AA/Aa2	1,500,000	1,741,680

JEA, 5.00% due 10/1/2023 (Electric System)	A+/Aa3	1,395,000	1,662,380

JEA, 5.00% due 10/1/2024 (Electric System)	A+/Aa3	1,200,000	1,425,672

Kissimmee Utility Authority, 5.25% due 10/1/2016 (Electrical Systems; Insured: AGM)	NR/A1	1,700,000	1,871,343

Manatee County, 5.00% due 10/1/2016 (County Capital Projects)	NR/Aa2	1,000,000	1,102,100

Manatee County, 5.00% due 10/1/2018 (County Capital Projects)	NR/Aa2	2,400,000	2,787,240

Manatee County, 5.00% due 10/1/2021 (County Capital Projects)	NR/Aa2	2,775,000	3,316,791

Marion County Hospital District, 5.00% due 10/1/2015 (Munroe Regional Health Systems) (ETM)	NR/Baa1	1,000,000	1,058,790

Miami Beach GO, 4.00% due 9/1/2019	AA-/Aa2	2,745,000	3,064,189

Miami Beach GO, 5.00% due 9/1/2020	AA-/Aa2	3,720,000	4,364,527

Miami Beach GO, 4.00% due 9/1/2021	AA-/Aa2	1,015,000	1,129,827

Miami Beach GO, 5.00% due 9/1/2022	AA-/Aa2	1,000,000	1,163,120

Miami-Dade County, 5.00% due 10/1/2014 (Water and Sewer System; Insured: BHAC)	AA+/Aa1	1,070,000	1,082,958

Miami-Dade County, 0% due 10/1/2015 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	3,845,000	3,797,706

Miami-Dade County, 0% due 10/1/2016 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	3,535,000	3,417,567

Miami-Dade County, 0% due 10/1/2017 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,435,000	2,284,176

Miami-Dade County, 0% due 10/1/2018 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	5,385,000	4,909,558

Miami-Dade County, 0% due 10/1/2019 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,170,000	1,894,128

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Miami-Dade County Educational Facilities Authority GO, 5.00% due 4/1/2016 (University of Miami; Insured: AMBAC)	A-/A3	3,000,000	3,217,470

Miami-Dade County Expressway Authority, 5.00% due 7/1/2019 (Insured: AGM)	AA/A2	7,530,000	8,744,363

Miami-Dade County GO, 5.25% due 7/1/2018 (Building Better Communities)	AA/Aa2	5,040,000	5,829,012

Miami-Dade County School Board COP, 5.00% due 10/1/2015 (Insured: AMBAC)	A/A1	1,000,000	1,059,110

Miami-Dade County School Board COP, 5.00% due 5/1/2016 (Insured: Natl-Re)	AA-/A1	4,065,000	4,399,671

Miami-Dade County School Board COP, 5.00% due 10/1/2016 (Insured: AMBAC)	A/A1	1,000,000	1,098,770

Miami-Dade County School Board COP, 5.00% due 5/1/2031 put 5/1/2014 (Educational Facilities Improvements)	A/A1	2,425,000	2,801,117

Miami-Dade County School Board COP, 5.00% due 5/1/2032 put 5/1/2016	A/A1	6,000,000	6,474,420

Miami-Dade County School District GO, 5.375% due 8/1/2015 (Insured: AGM)	AA/Aa3	5,130,000	5,419,127

Orange County HFA, 5.00% due 10/1/2014 (Orlando Health, Inc.)	A/A3	2,790,000	2,823,285

Orange County HFA, 5.00% due 10/1/2015 (Orlando Health, Inc.)	A/A3	500,000	528,710

Orange County HFA, 6.25% due 10/1/2016 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A3	2,310,000	2,445,874

Orange County HFA, 5.00% due 10/1/2017 (Orlando Health, Inc.)	A/A3	1,980,000	2,222,649

Orange County HFA, 5.25% due 10/1/2019 (Orlando Health, Inc.)	A/A3	6,050,000	7,027,196

Orange County HFA, 6.25% due 10/1/2021 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A3	1,870,000	2,224,589

Orange County HFA, 5.375% due 10/1/2023 (Orlando Health, Inc.)	A/A3	4,150,000	4,597,328

Orlando and Orange County Expressway Authority, 8.25% due 7/1/2016 (Insured: Natl-Re/FGIC/IBC)	AA-/A2	3,000,000	3,456,360

Palm Beach County School Board COP, 5.00% due 8/1/2018 (Educational Facilities Master Lease Program)	NR/Aa3	800,000	922,984

Palm Beach County School Board COP, 4.00% due 8/1/2019 (Educational Facilities Master Lease Program)	NR/Aa3	940,000	1,055,535

Palm Beach County School Board COP, 5.00% due 8/1/2020 (Educational Facilities Master Lease Program)	NR/Aa3	1,090,000	1,285,895

Palm Beach County School Board COP, 4.00% due 8/1/2021 (Educational Facilities Master Lease Program)	NR/Aa3	3,835,000	4,288,527

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities Master Lease Program)	NR/Aa3	1,660,000	1,969,125

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities Master Lease Program)	NR/Aa3	3,500,000	4,150,930

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities Master Lease Program)	NR/Aa3	3,595,000	4,269,458

Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016 (Educational Facilities Master Lease Program)	NR/Aa3	1,300,000	1,414,933

Polk County, 4.00% due 10/1/2020 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,100,000	3,463,103

Polk County, 3.00% due 10/1/2021 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,125,000	3,267,094

Polk County, 5.00% due 10/1/2023 (Water and Wastewater Utility Systems)	A+/Aa3	1,420,000	1,671,610

Putnam County Development Authority PCR, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	10,000,000	11,357,900

Putnam County Development Authority PCR, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	4,165,000	4,730,565

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Reedy Creek Improvement District, 5.00% due 10/1/2014 (Walt Disney World Resort Complex Utility Systems)	A/A1	460,000	465,479

Reedy Creek Improvement District, 5.00% due 10/1/2017 (Walt Disney World Resort Complex Utility Systems)	A/A1	400,000	451,484

Reedy Creek Improvement District, 5.00% due 10/1/2018 (Walt Disney World Resort Complex Utility Systems)	A/A1	755,000	868,326

Reedy Creek Improvement District, 5.00% due 10/1/2021 (Walt Disney World Resort Complex Utility Systems)	A/A1	1,200,000	1,400,640

Reedy Creek Improvement District, 5.00% due 10/1/2022 (Walt Disney World Resort Complex Utility Systems)	A/A1	625,000	727,044

Reedy Creek Improvement District, 5.00% due 10/1/2023 (Walt Disney World Resort Complex Utility Systems)	A/A1	750,000	870,375

Reedy Creek Improvement District GO, 5.00% due 6/1/2023	A+/Aa3	1,940,000	2,323,887

School Board of Alachua County COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	1,600,000	1,842,784

School Board of Alachua County COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,250,000	2,600,865

School Board of Lake County COP, 5.25% due 6/1/2017 (Insured: AMBAC)	A/NR	2,000,000	2,253,000

School Board of Lake County COP, 5.25% due 6/1/2018 (Insured: AMBAC)	A/NR	1,475,000	1,700,675

South Broward Hospital District, 5.00% due 5/1/2020 (Insured: Natl-Re)	AA-/Aa3	7,260,000	7,804,355

South Florida Water Management District COP, 5.00% due 10/1/2015 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	1,000,000	1,056,770

South Florida Water Management District COP, 5.00% due 10/1/2023 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	500,000	546,400

South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)	AA/Aa2	4,985,000	5,463,361

South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)	AA/Aa2	4,610,000	5,190,399

St. John’s County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)	NR/NR	745,000	748,412

St. Petersburg HFA, 5.50% due 11/15/2015 (All Children’s Hospital; Insured: AMBAC)	NR/A1	1,995,000	2,003,778

St. Petersburg HFA, 5.50% due 11/15/2016 (All Children’s Hospital; Insured: AMBAC)	NR/A1	1,980,000	1,988,613

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Insured: AGM)	AA/Aa3	5,000,000	5,794,250

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program)	AA-/Aa3	1,450,000	1,701,068

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2022 (Miami-Dade County Program)	AA-/Aa3	2,000,000	2,362,980

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2023 (Miami-Dade County Program)	AA-/Aa3	2,100,000	2,492,406

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2024 (Miami-Dade County Program)	AA-/Aa3	1,725,000	2,016,766

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017	AA+/Aa2	5,615,000	6,384,199

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018	AA+/Aa2	2,890,000	3,365,463

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	AA+/Aa2	3,000,000	3,544,140

Tampa Sports Authority, 5.75% due 10/1/2015 (Tampa Bay Arena; Insured: Natl-Re)	AA-/A3	500,000	512,730

University of Central Florida Athletics Association, Inc. COP, 5.00% due 10/1/2016 (Insured: Natl-Re)	AA-/A3	1,640,000	1,710,618

Volusia County Educational Facility Authority, 5.00% due 10/15/2016 (Embry-Riddle; Insured: AGM)	AA/A2	2,320,000	2,547,290

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Volusia County Educational Facility Authority, 4.00% due 10/15/2017 (Embry-Riddle; Insured: AGM)	AA/A2	1,030,000	1,128,705

	Volusia County Educational Facility Authority, 5.00% due 10/15/2018 (Embry-Riddle; Insured: AGM)	AA/A2	2,075,000	2,386,582

	Volusia County Educational Facility Authority, 5.00% due 10/15/2019 (Embry-Riddle; Insured: AGM)	AA/A2	2,350,000	2,727,551

	Volusia County School Board COP, 5.00% due 8/1/2024 (Master Lease Program)	NR/Aa3	1,000,000	1,174,190

Georgia — 2.10%

	Athens-Clarke County Unified Government Development Authority, 3.00% due 6/15/2015 (UGAREF Bolton Commons, LLC)	NR/Aa2	3,575,000	3,664,554

[b]	Athens-Clarke County Unified Government Development Authority, 3.00% due 12/15/2015 (UGAREF Coverdell Building, LLC)	NR/Aa2	670,000	695,051

	Athens-Clarke County Unified Government Development Authority, 3.00% due 6/15/2016 (UGAREF Bolton Commons, LLC)	NR/Aa2	300,000	313,689

	Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2017 (UGAREF Bolton Commons, LLC)	NR/Aa2	495,000	538,793

	Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2019 (UGAREF Bolton Commons, LLC)	NR/Aa2	400,000	460,860

	Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2020 (UGAREF Bolton Commons, LLC)	NR/Aa2	395,000	435,531

	City of Atlanta, 5.50% due 11/1/2014 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	3,000,000	3,053,910

	City of Atlanta, 5.50% due 11/1/2015 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	4,000,000	4,281,960

	City of Atlanta, 5.00% due 1/1/2016 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	1,495,000	1,600,278

	City of Atlanta, 5.00% due 11/1/2016 (Water & Wastewater System; Insured: AGM)	AA/Aa3	3,215,000	3,547,335

	City of Atlanta, 5.50% due 11/1/2016 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	8,215,000	9,144,527

	City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station Project; Insured: AGM)	AA/A3	3,650,000	4,004,780

	City of Atlanta, 5.00% due 11/1/2017 (Water & Wastewater System; Insured: AGM)	AA/Aa3	4,745,000	5,388,944

	City of Atlanta, 5.00% due 1/1/2018 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	2,100,000	2,391,543

	City of Atlanta, 5.00% due 1/1/2019 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,145,000	3,655,308

	City of Atlanta, 6.00% due 11/1/2019 (Water & Wastewater System)	A+/Aa3	5,650,000	6,923,849

	City of Atlanta, 5.00% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	6,000,000	7,001,580

	City of Atlanta, 5.25% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	5,000,000	5,922,900

	City of Atlanta, 5.00% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	7,000,000	8,077,300

	City of Atlanta, 5.50% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,525,000	4,269,022

	City of Atlanta, 5.00% due 1/1/2023 (Airport Passenger Facility)	A+/Aa3	1,000,000	1,186,220

	City of Atlanta, 5.00% due 1/1/2024 (Airport Passenger Facility)	A+/A1	1,350,000	1,601,248

	City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	A+/Aa3	1,645,000	1,946,627

	City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	A+/A1	2,500,000	2,951,550

	Development Authority of Bartow County, 2.70% due 8/1/2043 put 8/23/2018 (Georgia Power Co. Plant Bowen Project)	A/A3	6,000,000	6,226,860

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Development Authority of the City of Milledgeville and Baldwin County, 5.625% due 9/1/2030 pre-refunded 9/1/2014 (Georgia College & State University Foundation Property III, LLC)	AA+/NR	1,280,000	1,304,742

Fulton County Development Authority, 5.00% due 10/1/2022 (Georgia Tech Athletic Association)	NR/A2	4,550,000	5,370,092

Fulton County Facilities COP, 5.00% due 11/1/2017	AA-/Aa3	8,400,000	9,468,900

Fulton County Facilities COP, 5.00% due 11/1/2019	AA-/Aa3	6,600,000	7,663,392

Georgia Municipal Electric Authority, 6.50% due 1/1/2017	A+/A1	905,000	973,662

Gwinnett County Hospital Authority, 5.00% due 7/1/2023 (Gwinnett Hospital System, Inc.; Insured: AGM)	NR/A2	5,000,000	5,496,750

Gwinnett County School District GO, 4.00% due 10/1/2015 (Educational Capital Building Program)	AAA/Aaa	10,000,000	10,479,700

LaGrange-Troup County Hospital Authority, 5.00% due 7/1/2018 (West Georgia Health Foundation, Inc.)	A+/Aa2	2,045,000	2,174,898

Main Street Natural Gas, Inc., 5.00% due 3/15/2015 (Georgia Gas)	A-/Baa2	2,000,000	2,058,180

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A-/Baa2	5,000,000	5,512,650

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	1,635,000	1,779,060

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2022 (South Medical Center)	AA-/Aa2	1,500,000	1,725,810

Guam — 0.37%

Government of Guam, 5.25% due 12/1/2016	BBB+/NR	5,610,000	6,068,169

Government of Guam, 5.25% due 12/1/2017	BBB+/NR	2,000,000	2,202,460

Government of Guam, 5.50% due 12/1/2018	BBB+/NR	3,000,000	3,378,270

Government of Guam, 5.50% due 12/1/2019	BBB+/NR	2,000,000	2,274,000

Guam Government Waterworks Authority, 5.25% due 7/1/2020 (Water & Wastewater System Improvements)	A-/Ba1	300,000	337,530

Guam Government Waterworks Authority, 5.25% due 7/1/2022 (Water & Wastewater System Improvements)	A-/Ba1	1,050,000	1,183,539

Guam Government Waterworks Authority, 5.25% due 7/1/2023 (Water & Wastewater System Improvements)	A-/Ba1	645,000	727,805

Guam Power Authority, 5.00% due 10/1/2019 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,155,040

Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA/A2	1,500,000	1,742,130

Guam Power Authority, 5.00% due 10/1/2022 (Electric Power System; Insured: AGM)	AA/A2	5,015,000	5,881,241

Hawaii — 1.19%

City and County of Honolulu GO, 5.00% due 11/1/2019 (Capital Improvement Projects)	NR/Aa1	3,620,000	4,293,718

City and County of Honolulu GO, 5.00% due 11/1/2020 (Capital Improvement Projects)	NR/Aa1	8,265,000	9,883,535

City and County of Honolulu GO, 5.00% due 11/1/2021 (Capital Improvement Projects)	NR/Aa1	2,770,000	3,340,537

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	1,750,000	2,121,998

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	6,695,000	8,118,156

County of Hawaii GO, 4.00% due 9/1/2014 (County Capital Improvement Projects)	AA-/Aa2	1,475,000	1,484,661

State of Hawaii GO, 5.00% due 11/1/2017 (Hawaiian Home Lands Settlement)	AA/Aa2	12,000,000	13,686,840

State of Hawaii GO, 5.00% due 11/1/2018 (Hawaiian Home Lands Settlement)	AA/Aa2	20,000,000	23,354,800

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,555,630

State of Hawaii GO, 5.00% due 12/1/2020 (Hawaiian Home Lands Settlement)	AA/Aa2	2,500,000	2,992,650

State of Hawaii GO, 5.00% due 12/1/2021 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,621,060

State of Hawaii GO, 5.00% due 12/1/2022 (Hawaiian Home Lands Settlement)	AA/Aa2	4,000,000	4,833,720

Idaho — 0.27%

Idaho Housing & Finance Association, 3.00% due 8/15/2015	NR/NR	650,000	670,501

Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014	NR/NR	440,000	440,634

Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017	NR/NR	1,455,000	1,473,173

University of Idaho, 5.25% due 4/1/2041 put 4/1/2021	A+/Aa3	13,665,000	15,935,713

Illinois — 6.21%

Board of Education of the City of Chicago GO, 5.00% due 12/1/2018 (School District Capital Improvement Program) (State Aid Withholding)	A+/Baa1	3,000,000	3,382,620

Board of Education of the City of Chicago GO, 5.00% due 12/1/2019 (School District Capital Improvement Program) (State Aid Withholding)	A+/Baa1	2,000,000	2,259,440

Board of Education of the City of Chicago GO, 0% due 12/1/2020 (Educational Facilities; Insured: BHAC)	AA+/Aa1	12,000,000	10,027,560

Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (School District Capital Improvement Program) (State Aid Withholding)	A+/Baa1	2,500,000	2,809,550

Chicago Housing Authority, 5.00% due 7/1/2015 (Housing Transformation Capital Program; Insured: AGM) (ETM)	AA/A2	8,460,000	8,864,811

Chicago Housing Authority, 5.00% due 7/1/2016 (Housing Transformation Capital Program; Insured: AGM) (ETM)	AA/A2	2,000,000	2,183,760

Chicago Midway International Airport, 5.00% due 1/1/2022	A-/A3	800,000	938,440

Chicago Midway International Airport, 5.00% due 1/1/2023	A-/A3	1,700,000	1,992,468

Chicago Midway International Airport, 5.00% due 1/1/2024	A-/A3	1,000,000	1,170,610

Chicago Park District GO, 5.00% due 1/1/2018 (Park District Capital Improvement Plan)	AA+/A3	1,150,000	1,291,036

Chicago Park District GO, 5.00% due 1/1/2018 (Park District Capital Improvement Plan; Insured: Natl-Re)	AA+/A3	700,000	741,552

Chicago School Reform Board of Trustees of the Board of Education GO, 5.25% due 12/1/2021 (School District Capital Improvement Program; Insured: Natl-Re)	AA-/A3	1,500,000	1,713,765

Chicago Transit Authority, 5.25% due 6/1/2017 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	3,000,000	3,331,500

Chicago Transit Authority, 5.50% due 6/1/2018 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	2,500,000	2,853,425

City of Chicago, 5.00% due 11/1/2015 (Water System Extensions & Improvements; Insured: AGM)	AA/A2	1,050,000	1,115,992

City of Chicago, 4.00% due 1/1/2018 (Wastewater Transmission System)	A+/A3	1,475,000	1,600,906

City of Chicago, 5.00% due 1/1/2020 (Project Fund; Insured: AGM)	AAA/A2	1,320,000	1,377,367

City of Chicago, 5.50% due 1/1/2020 (Wastewater Transmission System; Insured: BHAC)	AA+/Aa1	1,250,000	1,407,675

City of Chicago, 5.00% due 1/1/2021 (Riverwalk Expansion Project; Insured: AGM)	AA+/Baa1	1,410,000	1,605,835

[b] City of Chicago, 6.75% due 6/1/2022 (Pilsen Redevelopment)	NR/NR	4,705,000	4,721,420

City of Chicago, 5.00% due 1/1/2023 (Riverwalk Expansion Project; Insured: AGM)	AA+/Baa1	1,000,000	1,137,060

City of Chicago, 5.00% due 1/1/2023 (Chicago Midway Airport)	A-/A3	6,215,000	7,284,229

City of Chicago, 5.25% due 1/1/2023 (O’Hare International Airport; Insured: AGM)	AA/A2	2,000,000	2,123,060

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Chicago, 5.00% due 1/1/2024 (Chicago Midway Airport)	A-/A3	16,060,000	18,637,791

City of Chicago, 0.30% due 1/1/2034 put 7/1/2014 (Liquidity Facility; SPA: JPMorgan Chase Bank) (daily demand notes)	AAA/Baa1	68,335,000	68,335,000

City of Chicago Board of Education GO, 6.25% due 1/1/2015 (Insured: Natl-Re)	AA-/A3	465,000	478,541

City of Chicago Board of Education GO, 5.25% due 12/1/2017 (Chicago School Reform Board; Insured: Natl-Re)	AA-/A3	4,100,000	4,590,360

City of Chicago Board of Education GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA-/A3	1,000,000	1,127,540

City of Chicago Building Acquisition Certificates GO, 5.40% due 1/1/2018 (Parking Facility Improvements; Insured: AGM)	AA/A2	2,105,000	2,112,915

City of Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re)	AA-/A3	2,670,000	2,621,246

City of Chicago GO, 5.44% due 1/1/2018 (Transportation Infrastructure Capital Projects; Insured: Natl-Re)	AA-/A3	3,050,000	3,292,566

City of Chicago GO, 5.25% due 1/1/2021 (Public Infrastructure and Facility Improvements)	A+/Baa1	500,000	554,170

City of Chicago O’Hare International Airport, 5.00% due 1/1/2022 (O’Hare Modernization Program)	A-/A2	5,835,000	6,705,524

City of Mount Vernon GO, 4.00% due 12/15/2019 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,000,000	1,108,060

City of Mount Vernon GO, 4.00% due 12/15/2020 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	785,000	867,103

City of Mount Vernon GO, 4.00% due 12/15/2021 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,640,000	1,776,432

City of Quincy, 5.00% due 11/15/2014 (Blessing Hospital)	A-/A3	1,000,000	1,014,650

City of Quincy, 5.00% due 11/15/2016 (Blessing Hospital)	A-/A3	1,750,000	1,895,145

City of Quincy, 5.00% due 11/15/2017 (Blessing Hospital)	A-/A3	500,000	552,850

City of Waukegan GO, 5.00% due 12/30/2019 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,935,000	2,208,919

City of Waukegan GO, 5.00% due 12/30/2020 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,140,790

City of Waukegan GO, 5.00% due 12/30/2021 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	2,100,000	2,395,407

City of Waukegan GO, 5.00% due 12/30/2022 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,139,450

Community College District No. 516 GO, 4.50% due 12/15/2020 (Waubonsee Community College)	NR/Aa1	1,325,000	1,516,118

Community College District No. 516 GO, 5.00% due 12/15/2021 (Waubonsee Community College)	NR/Aa1	6,175,000	7,292,119

Community Consolidated School District No. 146 GO, 9.00% due 12/1/2016 (Tinley Park; Insured: Natl-Re)	NR/Aa2	2,500,000	2,853,750

Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re) (ETM)	NR/A3	95,000	93,121

Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re)	NR/A3	1,090,000	1,034,214

Community Consolidated School District No. 93 GO, 2.00% due 1/1/2017 (Village of Carol Stream)	AA+/NR	370,000	381,540

Community High School District No. 127 GO, 9.00% due 2/1/2015 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	1,610,000	1,686,829

Community High School District No. 127 GO, 9.00% due 2/1/2016 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	1,890,000	2,128,159

Community High School District No. 127 GO, 9.00% due 2/1/2017 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	2,025,000	2,422,507

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Community Unit School District No. 200 GO, 5.25% due 10/1/2023 (DuPage County Educational Facilities; Insured: FSA)	AA/Aa3	1,000,000	1,140,320

Community Unit School District No. 302 GO, 0% due 2/1/2021 (Kane & DeKalb Counties; Insured: Natl-Re)	NR/Aa3	3,165,000	2,641,319

Community Unit School District No. 428 GO, 0% due 1/1/2021 (DeKalb County)	AA-/Aa2	6,140,000	5,090,613

Cook County Community College District No. 508 GO, 5.00% due 12/1/2020 (City Colleges of Chicago)	AA/NR	720,000	837,245

Cook County Community College District No. 508 GO, 5.00% due 12/1/2021 (City Colleges of Chicago)	AA/NR	1,000,000	1,161,150

Cook County Community College District No. 508 GO, 5.00% due 12/1/2022 (City Colleges of Chicago)	AA/NR	1,250,000	1,444,562

Cook County Community College District No. 508 GO, 5.00% due 12/1/2023 (City Colleges of Chicago)	AA/NR	1,250,000	1,441,575

Cook County Township High School District No. 227 GO, 5.00% due 12/1/2018 (Rich Township Educational Facilities; Insured: AGM)	NR/Aa3	190,000	208,362

County of Cook GO, 5.00% due 11/15/2015 (Capital Improvement Plan; Insured: Natl-Re)	AA/A1	2,000,000	2,127,740

County of Cook GO, 5.00% due 11/15/2019 (Capital Improvement Plan)	AA/A1	3,690,000	4,276,415

County of Cook GO, 4.00% due 11/15/2020 (Capital Improvement Plan)	AA/A1	925,000	1,016,020

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA/A1	3,590,000	4,063,808

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA/A1	2,000,000	2,314,620

County of Cook GO, 4.00% due 11/15/2021 (Capital Improvement Plan)	AA/A1	2,000,000	2,193,660

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA/A1	2,105,000	2,449,504

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA/A1	5,000,000	5,818,300

County of Cook GO, 4.00% due 11/15/2022 (Capital Improvement Plan)	AA/A1	1,000,000	1,093,120

County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan)	AA/A1	1,500,000	1,751,205

County of McHenry, 4.50% due 1/15/2016 (Highway Improvement Plan)	NR/Aaa	1,000,000	1,022,010

County of Winnebago GO, 3.00% due 12/30/2015 (Public Safety)	NR/Aa2	1,035,000	1,076,638

Forest Preserve District of Cook County GO, 5.00% due 11/15/2021	AA/A1	1,500,000	1,751,400

Forest Preserve District of Kane County GO, 5.00% due 12/15/2015 (Insured: Natl-Re)	AA+/A3	2,780,000	2,966,872

Illinois Educational Facilities Authority, 4.75% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	AA-/NR	3,030,000	3,273,491

Illinois Educational Facilities Authority, 5.00% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	NR/A1	3,000,000	3,260,580

Illinois Educational Facilities Authority, 5.25% due 3/1/2034 put 3/1/2018 (Art Institute of Chicago)	NR/NR	3,500,000	3,891,370

Illinois Educational Facilities Authority, 3.40% due 11/1/2036 put 11/1/2017 (Field Museum of Natural History)	A/NR	1,300,000	1,361,412

Illinois Finance Authority, 5.00% due 11/1/2014 (Central DuPage Health)	AA/NR	5,000,000	5,077,350

Illinois Finance Authority, 4.00% due 4/1/2015 (Advocate Health Care)	AA/Aa2	3,000,000	3,084,900

Illinois Finance Authority, 5.25% due 5/15/2015 (Resurrection Health Care Corp.)	BBB+/Baa2	1,000,000	1,035,090

Illinois Finance Authority, 5.00% due 10/1/2015 (DePaul University)	NR/A2	1,000,000	1,058,130

Illinois Finance Authority, 5.00% due 11/1/2015 (Central DuPage Health)	AA/NR	5,000,000	5,289,500

Illinois Finance Authority, 5.25% due 12/1/2015 (Columbia College)	BBB+/NR	1,620,000	1,710,153

Illinois Finance Authority, 5.00% due 4/1/2016 (Advocate Health Care)	AA/Aa2	1,250,000	1,348,487

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Illinois Finance Authority, 5.00% due 12/1/2016 (Columbia College)	BBB+/NR	1,710,000	1,850,733

Illinois Finance Authority, 5.00% due 11/1/2017 (Rush University Medical Center; Insured: Natl-Re)	AA-/A2	1,000,000	1,103,690

Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College)	BBB+/NR	1,395,000	1,531,473

Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health Care)	AA/Aa2	1,000,000	1,164,360

Illinois Finance Authority, 5.25% due 5/1/2019 (Educational Advancement Fund, Inc.)	NR/Baa3	4,675,000	4,941,896

Illinois Finance Authority, 5.00% due 4/1/2020 (Advocate Health Care)	AA/Aa2	1,315,000	1,504,058

Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)	AA-/Aa2	1,000,000	1,100,510

Illinois Finance Authority, 5.00% due 11/1/2030 put 1/15/2020 (Advocate Health Care)	AA/Aa2	1,250,000	1,448,837

Illinois Finance Authority, 2.625% due 2/1/2033 put 8/1/2015 (Peoples Gas Light & Coke Co.)	A/Aa3	9,500,000	9,701,780

Illinois Finance Authority, 4.30% due 6/1/2035 put 6/1/2016 (Peoples Gas Light & Coke Co.; Insured: AMBAC)	A/Aa3	2,350,000	2,505,570

Illinois Toll Highway Authority, 5.50% due 1/1/2015 (Insured: AGM)	AA/Aa3	5,000,000	5,133,600

Kane McHenry Cook & De Kalb Counties USD No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC) (ETM)	NR/Aa3	765,000	654,435

Kane McHenry Cook & De Kalb Counties USD No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC)	NR/Aa3	1,235,000	1,001,461

Lake County Community High School District No. 127 GO, 7.375% due 2/1/2020 (Grayslake; Insured: Syncora)	AAA/NR	1,000,000	1,278,500

Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re) (ETM)	AA-/NR	3,475,000	3,449,076

Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re)	AA-/Baa1	8,245,000	8,080,430

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2020 (McCormick Place Expansion)	AAA/NR	4,000,000	4,652,640

Metropolitan Water Reclamation District of Greater Chicago GO, 4.00% due 12/1/2014 (Capital Improvements)	AAA/Aa1	2,500,000	2,540,600

Peoria Tazewell Etc. Counties Community College District No. 514 GO, 4.25% due 12/1/2015 pre-refunded 12/1/2015 (ETM)	NR/NR	490,000	517,381

Peoria Tazewell Etc. Counties Community College District No. 514 GO, 4.25% due 12/1/2015	AA+/Aa2	1,870,000	1,973,673

Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019	A/NR	22,000,000	25,331,460

Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019	A/NR	6,780,000	7,846,426

Regional Transportation Authority GO, 6.25% due 7/1/2014 (Insured: Natl-Re)	AA/Aa3	3,500,000	3,500,595

Sangamon County Community USD No. 5 Ball-Chatham GO, 5.00% due 1/1/2015 pre-refunded 1/1/2015 (Insured: AGM) (ETM)	AA/NR	170,000	174,133

Sangamon County Community USD No. 5 Ball-Chatham GO, 5.00% due 1/1/2015 (Insured: AGM)	AA/NR	2,040,000	2,086,981

School District No. 122 GO, 0% due 1/1/2016 (Winnebago County-Harlem-Loves Park; Insured: AGM)	NR/A2	2,000,000	1,971,720

School District No. 97 GO, 9.00% due 12/1/2018 (Village of Oak Park; Insured: Natl-Re)	NR/Aa2	4,000,000	5,235,640

Southwestern Illinois Development Authority, 5.125% due 8/15/2016 (Anderson Hospital)	BBB-/Baa3	915,000	956,989

State of Illinois, 5.00% due 6/15/2016 (Build Illinois Bond Retirement & Interest Fund)	AAA/NR	3,500,000	3,817,310

Town of Cicero Cook County GO, 5.00% due 1/1/2018 (Insured: AGM)	AA/A2	2,375,000	2,628,460

Town of Cicero Cook County GO, 5.00% due 1/1/2019 (Insured: AGM)	AA/A2	2,000,000	2,228,820

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Town of Cicero Cook County GO, 5.25% due 1/1/2019 pre-refunded 1/1/2015 (Economic Redevelopment; Insured: Syncora)	NR/NR	6,140,000	6,293,193

Town of Cicero Cook County GO, 5.00% due 12/1/2019 (Economic Redevelopment)	A+/NR	1,070,000	1,198,603

Town of Cicero Cook County GO, 5.00% due 1/1/2020 (Insured: AGM)	AA/A2	1,250,000	1,395,425

Town of Cicero Cook County GO, 5.00% due 1/1/2021 (Insured: AGM)	AA/A2	1,250,000	1,388,900

University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 (Insured: AGM)	AA/Aa3	2,000,000	2,243,760

Village of Bolingbrook, DuPage and Will Counties GO, 0% due 1/1/2016 (Insured: Natl-Re)	NR/Aa3	1,500,000	1,420,710

Village of Bolingbrook, DuPage and Will Counties GO, 0% due 1/1/2017 pre-refunded 1/1/2015 (Insured: Natl-Re)	NR/Aa3	85,000	77,211

Village of Bolingbrook, DuPage and Will Counties GO, 0% due 1/1/2017 (Insured: Natl-Re)	NR/Aa3	1,915,000	1,724,592

Village of Broadview, 5.375% due 7/1/2015	NR/NR	1,195,000	1,198,203

Village of Downers Grove GO, 3.00% due 1/1/2017	AAA/NR	970,000	1,017,831

Village of Melrose Park, 5.20% due 7/1/2018 (Insured: Natl-Re)	AA-/A3	1,190,000	1,217,394

Village of Skokie GO, 5.00% due 12/1/2014	NR/Aaa	565,000	575,854

Village of Tinley Park GO, 4.00% due 12/1/2022	AA+/NR	625,000	690,887

Will County Community High School District No. 210 GO, 5.00% due 1/1/2015 (Lincoln-Way School Building; Insured: Natl-Re) (ETM)	NR/Aa2	750,000	768,232

Will County Community High School District No. 210 GO, 5.00% due 1/1/2015 (Lincoln-Way School Building; Insured: Natl-Re/FGIC)	NR/Aa2	250,000	256,002

Will County Valley View Community Unit School District No. 365 GO, 0% due 11/1/2018 (Insured: AGM)	AA/Aa2	3,370,000	3,121,968

Indiana — 3.61%

Allen County Jail Building Corp., 5.00% due 10/1/2014 (Insured: Syncora)	NR/Aa2	500,000	505,790

Allen County Jail Building Corp., 5.00% due 10/1/2015 (Insured: Syncora)	NR/Aa2	1,480,000	1,545,816

Allen County Jail Building Corp., 5.00% due 10/1/2016 (Insured: Syncora)	NR/Aa2	1,520,000	1,632,526

Allen County Redevelopment District, 5.00% due 11/15/2016	NR/A2	1,000,000	1,058,480

Avon Community School Building Corp., 5.00% due 7/15/2017 (Insured: AMBAC) (State Aid Withholding)	A/NR	2,500,000	2,800,375

Board of Trustees for the Vincennes University, 3.00% due 6/1/2015	NR/Aa3	1,000,000	1,022,900

Board of Trustees for the Vincennes University, 4.00% due 6/1/2018	NR/Aa3	1,000,000	1,101,630

Board of Trustees for the Vincennes University, 5.00% due 6/1/2020	NR/Aa3	1,000,000	1,178,550

Brownsburg 1999 School Building Corp., 5.00% due 8/1/2017 (Cardinal, Delaware Trail, White Lick Elementary & Brownsburg Junior High Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	1,000,000	1,050,060

Brownsburg 1999 School Building Corp., 5.00% due 7/15/2018 (Harris Education Center and East Middle School; Insured: AGM) (State Aid Withholding)	AA+/NR	3,430,000	3,596,698

Brownsburg 1999 School Building Corp., 5.00% due 8/1/2018 (Cardinal, Delaware Trail, White Lick Elementary & Brownsburg Junior High Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	1,475,000	1,548,514

City of Carmel Redevelopment Authority, 3.00% due 8/1/2014 (Road and Intersection Improvements)	AA+/NR	915,000	917,223

City of Carmel Redevelopment Authority, 0% due 2/1/2015 (Performing Arts Center)	AA+/Aa1	1,575,000	1,571,535

City of Carmel Redevelopment Authority, 4.00% due 2/1/2015 (Road and Intersection Improvements)	AA+/NR	990,000	1,011,968

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Carmel Redevelopment Authority, 4.00% due 8/1/2015 (Road and Intersection Improvements)	AA+/NR	975,000	1,014,995

City of Carmel Redevelopment Authority, 5.00% due 8/1/2021 (Road and Intersection Improvements)	AA+/NR	2,405,000	2,852,691

City of Carmel Redevelopment Authority, 5.00% due 8/1/2022 (Road and Intersection Improvements)	AA+/NR	2,510,000	2,989,586

City of Carmel Redevelopment District COP, 5.75% due 7/15/2022 (CFP Energy Center, LLC Installment Purchase Agreement)	NR/NR	3,760,000	4,214,434

City of Fort Wayne, 4.25% due 8/1/2014 (Sewer Works Improvements)	NR/Aa3	1,745,000	1,751,073

City of Fort Wayne, 2.00% due 12/1/2014 (Waterworks Utility Improvements)	NR/Aa3	925,000	932,039

City of Fort Wayne, 4.25% due 8/1/2015 (Sewer Works Improvements)	NR/Aa3	1,780,000	1,855,935

City of Fort Wayne, 2.00% due 12/1/2015 (Waterworks Utility Improvements)	NR/Aa3	1,145,000	1,173,316

City of Fort Wayne, 2.00% due 12/1/2016 (Waterworks Utility Improvements)	NR/Aa3	1,160,000	1,196,053

City of Fort Wayne, 2.00% due 12/1/2017 (Waterworks Utility Improvements)	NR/Aa3	1,175,000	1,211,707

City of Whiting, 5.00% due 1/1/2016 (BP Products North America, Inc.)	A/A2	5,375,000	5,753,507

Clay Multiple School Building Corp., 4.00% due 7/15/2015 (State Aid Withholding)	AA+/NR	1,000,000	1,034,980

Clay Multiple School Building Corp., 5.00% due 7/15/2016 (State Aid Withholding)	AA+/NR	1,295,000	1,405,347

Clay Multiple School Building Corp., 5.00% due 1/15/2017 (State Aid Withholding)	AA+/NR	1,000,000	1,099,380

Crown Point Multi-School Building Corp., 0% due 1/15/2016 (Crown Point Community School Corp.; Insured: Natl-Re) (State Aid Withholding)	AA-/A3	5,685,000	5,625,990

Duneland School Building Corp., 0% due 2/1/2020 (State Aid Withholding)	A/NR	2,970,000	2,550,636

Duneland School Building Corp., 0% due 8/1/2020 (State Aid Withholding)	A/NR	3,470,000	2,925,661

Duneland School Building Corp., 0% due 2/1/2021 (State Aid Withholding)	A/NR	2,770,000	2,268,685

Duneland School Building Corp., 0% due 8/1/2021 (State Aid Withholding)	A/NR	3,270,000	2,622,376

Evansville Vanderburgh Public Library Leasing Corp., 5.00% due 7/15/2014 (Insured: AMBAC) (ETM)	A+/NR	505,000	506,025

Evansville Vanderburgh Public Library Leasing Corp., 5.00% due 7/15/2015 (Insured: AMBAC) (ETM)	A+/NR	1,000,000	1,049,760

Fort Wayne Community Schools GO, 1.00% due 7/15/2014 (Renewal, Restoration & Safety Project) (State Aid Withholding)	AA+/NR	1,600,000	1,600,528

Fort Wayne Community Schools GO, 1.00% due 1/15/2015 (Renewal, Restoration & Safety Project) (State Aid Withholding)	AA+/NR	1,500,000	1,506,405

Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)	NR/A3	1,545,000	1,697,337

Indiana Bond Bank, 5.00% due 10/15/2017 (Special Gas Program)	NR/A3	5,000,000	5,532,850

Indiana Bond Bank, 5.00% due 8/1/2021 (Columbus Learning Center)	AA/NR	1,300,000	1,520,038

Indiana Finance Authority, 5.00% due 11/1/2014 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,000,000	1,016,270

Indiana Finance Authority, 5.00% due 5/1/2015 (Parkview Health Systems)	A+/A1	1,500,000	1,556,925

Indiana Finance Authority, 4.90% due 1/1/2016 (Indiana Power & Light Co.)	BBB+/A2	11,650,000	12,410,978

Indiana Finance Authority, 5.00% due 5/1/2016 (Parkview Health Systems)	A+/A1	3,090,000	3,343,627

Indiana Finance Authority, 5.00% due 7/1/2016 (Forensic & Health Science; Insured: Natl-Re) (ETM)	AA+/Aa1	1,030,000	1,124,636

Indiana Finance Authority, 5.00% due 9/15/2016 (Marian University Health Sciences)	BBB-/NR	1,500,000	1,553,160

Indiana Finance Authority, 5.00% due 5/1/2017 (Parkview Health Systems)	A+/A1	1,000,000	1,107,720

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Indiana Finance Authority, 5.00% due 9/15/2017 (Marian University Health Sciences)	BBB-/NR	1,940,000	2,030,482

	Indiana Finance Authority, 4.00% due 5/1/2018 (Community Health Network)	A/A2	2,820,000	3,069,739

	Indiana Finance Authority, 5.25% due 7/1/2018 (Wabash Correctional Facilities)	AA+/Aa1	1,000,000	1,161,220

	Indiana Finance Authority, 5.25% due 7/1/2018 (Rockville Correctional Facilities) (ETM)	AA+/Aa1	2,150,000	2,514,102

	Indiana Finance Authority, 5.00% due 9/15/2018 (Marian University Health Sciences)	BBB-/NR	1,790,000	1,883,384

	Indiana Finance Authority, 5.00% due 11/1/2018 (Indianapolis Airport)	AA+/Aa2	2,750,000	3,178,367

	Indiana Finance Authority, 5.00% due 11/1/2018 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,250,000	1,439,562

	Indiana Finance Authority, 5.00% due 5/1/2019 (Community Health Network)	A/A2	1,385,000	1,595,395

	Indiana Finance Authority, 5.00% due 9/15/2019 (Marian University Health Sciences)	BBB-/NR	1,250,000	1,312,975

	Indiana Finance Authority, 5.00% due 3/1/2020 (Indiana University Health System)	AA-/Aa3	5,000,000	5,778,400

	Indiana Finance Authority, 5.00% due 5/1/2020 (Community Health Network)	A/A2	860,000	998,357

	Indiana Finance Authority, 5.00% due 9/15/2020 (Marian University Health Sciences)	BBB-/NR	2,245,000	2,344,611

	Indiana Finance Authority, 5.00% due 3/1/2021 (Indiana University Health System)	AA-/Aa3	9,880,000	11,398,655

	Indiana Finance Authority, 5.00% due 5/1/2021 (Community Health Network)	A/A2	2,250,000	2,626,087

	Indiana Finance Authority, 5.00% due 9/15/2021 (Marian University Health Sciences)	BBB-/NR	2,320,000	2,402,128

[a]	Indiana Finance Authority, 5.00% due 10/1/2021 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	594,840

	Indiana Finance Authority, 5.00% due 3/1/2022 (Indiana University Health System)	AA-/Aa3	3,240,000	3,680,024

	Indiana Finance Authority, 5.00% due 5/1/2022 (Community Health Network)	A/A2	1,230,000	1,434,893

	Indiana Finance Authority, 5.00% due 5/1/2022 (Parkview Regional Medical Center)	A+/A1	1,135,000	1,311,890

[a]	Indiana Finance Authority, 5.00% due 10/1/2023 (CWA Authority, Inc. Wastewater System Project)	AA/NR	1,000,000	1,191,670

[a]	Indiana Finance Authority, 5.00% due 10/1/2024 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	596,440

	Indiana Finance Authority, 0.04% due 2/1/2037 put 7/1/2014 (Stadium Project; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa2	31,050,000	31,050,000

	Indiana HFFA, 5.00% due 10/1/2027 put 6/1/2017 (Ascension Health)	NR/Aa3	7,100,000	7,951,077

	Indianapolis Local Public Improvement Bond Bank, 5.00% due 1/1/2015 (Waterworks System; Insured: Natl-Re)	AA-/A2	1,000,000	1,023,340

	Indianapolis Local Public Improvement Bond Bank, 5.00% due 7/1/2015 (Waterworks System; Insured: Natl-Re)	AA-/A2	1,000,000	1,046,510

	Indianapolis Local Public Improvement Bond Bank, 5.00% due 7/1/2016 (Wishard Complex-Myers Special Care Center Building; Insured: Natl-Re)	AA+/Aa1	1,030,000	1,076,834

	IPS (Indianapolis Public Schools) Multi-School Building Corp., 5.50% due 7/15/2015 (Insured: Natl-Re)	AA/A3	1,690,000	1,781,953

	IPS (Indianapolis Public Schools) Multi-School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re)	AA/A3	5,000,000	5,455,650

	Ivy Tech Community College, 4.00% due 7/1/2014	AA-/NR	1,500,000	1,500,150

	Knox Middle School Building Corp., 0% due 1/15/2020 (Insured: Natl-Re) (State Aid Withholding)	AA-/A3	1,295,000	1,113,946

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,105,720

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,680,000	1,947,456

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,345,000	1,487,812

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,170,000	1,363,530

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,377,050

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,454,025

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,455,000	1,590,984

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,165,220

Madison Schools Lydia Middleton Building Corp., 5.00% due 7/15/2014 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA+/A3	605,000	606,204

Madison Schools Lydia Middleton Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA+/A3	1,250,000	1,296,663

Metropolitan School District of Pike Township GO, 3.00% due 1/15/2017 (College Park Ancillary Rooms) (State Aid Withholding)	AA+/NR	2,115,000	2,242,831

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2014 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA-/A3	870,000	871,766

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2014 (Insured: Natl-Re) (State Aid Withholding)	AA-/A3	265,000	265,506

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA-/A3	870,000	913,291

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding)	AA-/A3	270,000	279,993

MSD of Warren Township Vision 2005 School Building Corp., 5.00% due 7/10/2015 pre-refunded 1/10/2015 (Insured: Natl-Re) (State Aid Withholding)	AA+/A3	2,895,000	2,969,344

Noblesville Multi-School Building Corp., 5.00% due 7/15/2015 pre-refunded 1/15/2015 (Insured: Natl-Re) (State Aid Withholding)	AA+/A3	1,760,000	1,805,989

Noblesville Redevelopment Authority, 5.00% due 8/1/2016 (146th Street Extension A)	AA/NR	1,660,000	1,808,039

Perry Township Multischool Building Corp., 5.00% due 7/10/2014 (Educational Facilities; Insured: AGM) (State Aid Withholding)	NR/Aa2	2,130,000	2,132,790

Perry Township Multischool Building Corp., 4.00% due 1/15/2018 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,098,320

Perry Township Multischool Building Corp., 3.00% due 1/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,059,810

Perry Township Multischool Building Corp., 4.00% due 7/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,109,470

Perry Township Multischool Building Corp., 5.00% due 7/10/2020 (Educational Facilities) (State Aid Withholding)	AA+/NR	2,090,000	2,467,747

Perry Township Multischool Building Corp., 5.00% due 7/10/2021 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,187,550

Pike Township Multi-School Building Corp., 4.00% due 1/15/2017 (Metropolitan School District of Pike Township) (State Aid Withholding)	AA+/NR	1,080,000	1,172,480

Plainfield Community High School Building Corp., 5.00% due 1/15/2015 (Insured: Natl-Re)	AA+/A3	1,445,000	1,480,923

South Bend Community School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re) (State Aid Withholding)	AA+/A3	1,785,000	1,948,399

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Westfield Washington Multi-School Building Corp., 5.00% due 7/15/2015 pre-refunded 1/15/2015 (Insured: AGM) (State Aid Withholding)	AA/A2	540,000	554,024

Westfield Washington Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: AGM) (State Aid Withholding)	AA/A2	370,000	379,146

Zionsville Community Schools Building Corp., 5.00% due 7/15/2019 (Insured: AGM) (State Aid Withholding)	AA/A2	1,100,000	1,275,120

Iowa — 0.48%

Des Moines Independent Community School District, 4.00% due 6/1/2019 (School Infrastructure; Insured: AGM)	AA/A2	3,870,000	4,307,968

Des Moines Independent Community School District, 4.00% due 6/1/2020 (School Infrastructure; Insured: AGM)	AA/A2	3,990,000	4,436,281

Des Moines Independent Community School District, 4.00% due 6/1/2021 (School Infrastructure; Insured: AGM)	AA/A2	4,125,000	4,513,616

Des Moines Independent Community School District, 4.00% due 6/1/2022 (School Infrastructure; Insured: AGM)	AA/A2	2,140,000	2,312,848

Iowa Finance Authority, 5.00% due 2/15/2015 (Iowa Health System; Insured: AGM)	NR/Aa3	2,100,000	2,159,115

Iowa Finance Authority, 5.00% due 2/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,712,448

Iowa Finance Authority, 5.00% due 8/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,500,000	1,635,225

Iowa Finance Authority, 5.00% due 2/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,760,352

Iowa Finance Authority, 5.00% due 8/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	990,000	1,106,830

Iowa Finance Authority, 5.00% due 2/15/2018 (Iowa Health System; Insured: AGM)	NR/Aa3	1,405,000	1,588,338

Iowa Finance Authority, 5.00% due 7/1/2022 (Genesis Health System)	NR/A1	1,735,000	2,027,313

Iowa Finance Authority, 5.00% due 7/1/2023 (Genesis Health System)	NR/A1	2,000,000	2,347,180

Iowa Finance Authority, 5.00% due 7/1/2024 (Genesis Health System)	NR/A1	2,350,000	2,730,489

Kansas — 0.15%

Kansas Development Finance Authority, 5.00% due 11/1/2015 (State Capitol, School of Pharmacy and Wildlife & Parks Projects)	AA/Aa3	2,605,000	2,767,500

Kansas Development Finance Authority, 5.00% due 5/1/2018 (University of Kansas Housing System Project; Insured: AMBAC)	AA-/A1	1,400,000	1,456,028

Kansas Development Finance Authority, 5.00% due 12/1/2020 (New Jobs Training; Insured: BAM)	AA/NR	1,500,000	1,715,820

Leavenworth County GO, 4.00% due 3/1/2015 (KTA and KDOT Loans)	AA-/NR	1,040,000	1,065,542

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2022 (Utility Systems Improvement)	A+/A3	1,000,000	1,180,410

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2023 (Utility Systems Improvement)	A+/A3	1,000,000	1,181,510

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2024 (Utility Systems Improvement)	A+/A3	600,000	708,318

Kentucky — 0.52%

Jefferson County School District Finance Corp., 5.25% due 1/1/2016 (Insured: AGM)	AA/Aa2	2,145,000	2,304,073

Kentucky Economic DFA, 0% due 10/1/2019 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	5,000,000	4,337,250

Kentucky Economic DFA, 0% due 10/1/2020 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	9,600,000	8,013,408

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,885,000	2,285,526

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kentucky Economic DFA, 0% due 10/1/2023 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	4,195,000	2,988,182

Kentucky Economic DFA, 5.00% due 5/1/2039 put 11/11/2014 (Catholic Health Initiatives)	A+/A1	5,500,000	5,593,280

Kentucky Municipal Power Agency, 4.00% due 9/1/2015 (Insured: AGM)	AA/A2	2,955,000	3,078,017

Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2022 (Eastern State Hospital)	A+/Aa3	6,165,000	7,128,775

Louisiana — 2.78%

City of Bossier, 4.00% due 12/1/2018 (Public Improvements; Insured: AGM)	AA/Aa3	2,020,000	2,255,148

City of Bossier, 4.50% due 12/1/2021 (Public Improvements; Insured: AGM)	AA/Aa3	2,240,000	2,573,491

City of Lafayette, 4.00% due 11/1/2016 (Utilities System Improvements)	A+/A1	1,395,000	1,509,809

City of Lafayette, 5.00% due 11/1/2019 (Utilities System Improvements)	A+/A1	1,000,000	1,180,090

City of Monroe, 5.00% due 3/1/2017 pre-refunded 3/1/2015 (Garrett Road Economic Development; Insured: Radian)	NR/NR	1,155,000	1,186,947

City of New Orleans GO, 5.00% due 10/1/2016 (Audubon Park Aquarium)	A/NR	2,380,000	2,588,964

City of New Orleans GO, 4.00% due 10/1/2018 (Audubon Park Aquarium; Insured: AGM)	AA/NR	1,110,000	1,204,528

City of New Orleans GO, 5.00% due 12/1/2019 (Public Improvements; Insured: AGM)	BBB+/A3	3,080,000	3,537,164

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements; Insured: AGM)	BBB+/A3	3,250,000	3,728,985

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements; Insured: AGM)	BBB+/A3	5,700,000	6,531,915

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2021 (Roads, Bridges & Drainage Works)	A/NR	1,990,000	2,156,026

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2022 (Roads, Bridges & Drainage Works)	A/NR	1,545,000	1,660,597

East Baton Rouge Sewer Commission, 5.00% due 2/1/2018 (Wastewater System Improvements; Insured: AGM)	AA/Aa3	3,000,000	3,214,440

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2020 (Convention Center)	NR/A2	1,000,000	1,154,600

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2021 (Convention Center)	NR/A2	780,000	898,638

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2022 (Convention Center)	NR/A2	1,000,000	1,152,120

Jefferson Sales Tax District Parish of Jefferson, 5.00% due 12/1/2018 (Sewerage Capital Project; Insured: AGM)	AA/A2	2,000,000	2,328,780

Louisiana Citizens Property Insurance Corp., 5.00% due 6/1/2015 (Insured: AMBAC)	A-/A3	10,265,000	10,709,783

Louisiana Energy & Power Authority, 5.00% due 1/1/2020 (Rodemacher Unit No. 2 Power)	A-/A3	1,000,000	1,149,400

Louisiana Energy & Power Authority, 5.00% due 1/1/2021 (Rodemacher Unit No. 2 Power)	A-/A3	1,000,000	1,156,980

Louisiana Energy & Power Authority, 5.00% due 6/1/2022 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	1,000,000	1,184,780

Louisiana Energy & Power Authority, 5.00% due 1/1/2023 (Rodemacher Unit No. 2 Power)	A-/A3	1,415,000	1,644,442

Louisiana Energy & Power Authority, 5.00% due 6/1/2023 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	750,000	894,173

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2014 (Community and Technical Colleges Facilities and SIS System; Insured: AGM)	AA-/A1	1,500,000	1,513,560

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2015 (Independence Stadium)	A/NR	1,000,000	1,027,220

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2016 (Independence Stadium)	A/NR	1,000,000	1,064,500

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2016 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,061,570

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2017 (Independence Stadium)	A/NR	1,265,000	1,381,709

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2017 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,077,390

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2018 (Independence Stadium)	A/NR	1,000,000	1,114,280

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2018 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,108,730

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2018 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	2,655,000	2,950,767

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2019 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,112,930

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2019 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,310,000	1,456,458

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 12/1/2020 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,200,000	1,402,248

Louisiana Offshore Terminal Authority, 5.00% due 10/1/2018 (Deepwater Oil Port-Loop LLC)	BBB/NR	22,000,000	24,739,220

Louisiana Offshore Terminal Authority, 2.125% due 10/1/2037 put 10/1/2015 (Deepwater Oil Port-Loop LLC)	BBB/A3	5,000,000	5,074,500

Louisiana Offshore Terminal Authority, 2.20% due 10/1/2040 put 10/1/2017 (Deepwater Oil Port-Loop LLC)	BBB/NR	6,000,000	6,038,400

Louisiana Public Facilities Authority, 5.00% due 5/15/2015 (Ochsner Clinic Foundation)	NR/Baa1	1,825,000	1,883,783

Louisiana Public Facilities Authority, 5.75% due 7/1/2015 (Franciscan Missionaries of Our Lady Health System; Insured: AGM)	AA/A2	1,325,000	1,389,143

Louisiana Public Facilities Authority, 2.875% due 11/1/2015 (Entergy Gulf States)	A-/A2	2,500,000	2,557,775

Louisiana Public Facilities Authority, 5.00% due 5/15/2016 (Ochsner Clinic Foundation)	NR/Baa1	1,000,000	1,065,330

Louisiana Public Facilities Authority, 5.00% due 5/15/2017 (Ochsner Clinic Foundation)	NR/Baa1	1,035,000	1,128,626

Louisiana Public Facilities Authority, 5.00% due 5/15/2018 (Ochsner Clinic Foundation)	NR/Baa1	2,000,000	2,182,680

Louisiana State Office Facilities Corp., 3.75% due 3/1/2015 (State Capitol)	AA-/Aa3	5,000,000	5,112,400

Louisiana State Office Facilities Corp., 5.00% due 5/1/2015 (State Capitol)	NR/Aa3	2,830,000	2,938,870

Louisiana State Office Facilities Corp., 5.00% due 5/1/2016 (State Capitol)	NR/Aa3	1,000,000	1,079,710

Louisiana State Office Facilities Corp., 5.00% due 5/1/2018 (State Capitol)	NR/Aa3	2,500,000	2,850,775

Louisiana State Office Facilities Corp., 5.00% due 5/1/2021 (State Capitol)	NR/Aa3	4,595,000	5,248,317

Parish of LaFourche, 5.00% due 1/1/2019 (Roads, Highways & Bridges)	AA-/NR	595,000	687,029

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Parish of LaFourche, 5.00% due 1/1/2022 (Roads, Highways & Bridges)	AA-/NR	415,000	489,617

Parish of LaFourche, 5.00% due 1/1/2023 (Roads, Highways & Bridges)	AA-/NR	515,000	608,745

Parish of Orleans School District GO, 5.00% due 9/1/2016 (Insured: AGM)	AA/Aa3	4,500,000	4,901,805

Parish of Orleans School District GO, 5.00% due 9/1/2018 (Insured: AGM)	AA/Aa3	4,800,000	5,468,688

Parish of Orleans School District GO, 5.00% due 9/1/2020 (Insured: AGM)	AA/Aa3	3,840,000	4,444,915

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2019	BBB+/NR	1,005,000	1,122,263

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2021	BBB+/NR	1,115,000	1,213,934

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	14,000,000	14,959,700

Parish of St. Tammany Sales Tax District No. 3, 5.00% due 6/1/2017 pre-refunded 6/1/2016 (Public Works, Improvements and Facilities; Insured: CIFG)	AA-/NR	1,405,000	1,544,446

Parish of Terrebonne Hospital Service District No. 1, 4.00% due 4/1/2015 (Terrebonne General Medical Center)	A+/A2	575,000	587,547

Parish of Terrebonne Hospital Service District No. 1, 4.00% due 4/1/2017 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,066,320

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2018 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,114,060

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2019 (Terrebonne General Medical Center)	A+/A2	1,810,000	2,036,178

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2021 (Terrebonne General Medical Center)	A+/A2	2,320,000	2,602,831

Regional Transit Authority, 0% due 12/1/2015 (Streetcar Rail Lines; Insured: Natl-Re)	AA-/NR	3,085,000	2,913,968

Regional Transit Authority, 5.00% due 12/1/2017 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	755,000	854,441

Regional Transit Authority, 5.00% due 12/1/2019 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,166,270

Regional Transit Authority, 5.00% due 12/1/2021 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,153,530

Regional Transit Authority, 5.00% due 12/1/2022 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,110,000	1,265,300

State of Louisiana GO, 5.00% due 8/1/2017 (Insured: Natl-Re)	AA/Aa2	4,000,000	4,207,320

Maine — 0.31%

Maine Finance Authority, 3.80% due 11/1/2015 (Waste Management, Inc.)	A-/NR	3,440,000	3,583,414

Maine Governmental Facilities Authority, 5.00% due 10/1/2020 (Augusta and Machias Courthouses)	AA-/Aa3	1,245,000	1,466,859

Maine Governmental Facilities Authority, 5.00% due 10/1/2021 (Augusta and Machias Courthouses)	AA-/Aa3	1,315,000	1,557,880

Maine Governmental Facilities Authority, 5.00% due 10/1/2022 (Augusta and Machias Courthouses)	AA-/Aa3	1,175,000	1,398,332

Maine Governmental Facilities Authority, 5.00% due 10/1/2023 (Augusta and Machias Courthouses)	AA-/Aa3	1,445,000	1,724,593

Maine Health & Higher Educational Facilities Authority, 5.25% due 7/1/2021 (Health and Educational Institution Facilities and Equipment; Insured: Natl-Re)	NR/A1	2,385,000	2,394,135

Maine Health & Higher Educational Facilities Authority, 5.25% due 7/1/2022 (Health and Educational Institution Facilities and Equipment; Insured: Natl-Re)	NR/A1	3,675,000	3,689,075

Maine Health & Higher Educational Facilities Authority, 5.00% due 7/1/2035 pre-refunded 7/1/2015 (Bowdoin College) (State Aid Withholding)	NR/A1	5,175,000	5,421,589

Maryland — 0.67%

County Commissioners of Worcester County GO, 4.00% due 8/1/2014 (Consolidated Public Improvements)	AA+/Aa2	1,085,000	1,088,646

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Howard County GO, 5.00% due 8/15/2015 (Consolidated Public Improvements)	AAA/Aaa	6,000,000	6,327,180

Maryland Economic Development Corp., 5.00% due 6/1/2021 (Public Health Laboratory)	AA+/Aa1	8,725,000	10,430,476

Maryland Economic Development Corp., 4.00% due 6/1/2022 (Public Health Laboratory)	AA+/Aa1	8,245,000	9,141,066

Montgomery County GO, 4.00% due 11/1/2015 (Consolidated Public Improvements)	AAA/Aaa	5,160,000	5,423,108

State of Maryland GO, 4.00% due 8/1/2015 (Public and Educational Facilities)	AAA/Aaa	1,000,000	1,041,860

Washington Suburban Sanitary District GO, 5.00% due 6/1/2015 (Water and Sewer System Projects)	AAA/Aaa	11,500,000	12,014,625

Massachusetts — 1.43%

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017	A-/NR	2,540,000	2,789,860

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018	A-/NR	2,825,000	3,154,084

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019	A-/NR	2,765,000	3,107,556

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020	A-/NR	2,965,000	3,310,808

City of Northampton GO, 5.125% due 10/15/2016 (Insured: Natl-Re)	NR/Aa2	1,735,000	1,776,605

Massachusetts Development Finance Agency, 3.45% due 12/1/2015 (Carleton-Willard Village)	A-/NR	1,160,000	1,177,342

Massachusetts Development Finance Agency, 5.25% due 10/1/2023 (Simmons College)	BBB+/Baa1	595,000	687,350

Massachusetts Development Finance Agency, 5.75% due 12/1/2042 pre-refunded 5/1/2019 (Dominion Energy Brayton Point Station Units 1 and 2)	BBB+/Baa2	2,000,000	2,423,880

Massachusetts Educational Financing Authority, 5.25% due 1/1/2016	AA/NR	2,450,000	2,618,266

Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	1,800,000	2,002,086

Massachusetts Educational Financing Authority, 5.50% due 1/1/2018	AA/NR	11,170,000	12,750,778

Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	AA/NR	7,500,000	8,821,800

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2014 (UMass Memorial Health Care)	BBB+/Ba1	2,750,000	2,750,303

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2015 (UMass Memorial Health Care)	BBB+/Ba1	2,625,000	2,721,731

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2018 (UMass Memorial Health Care)	BBB+/Ba1	4,290,000	4,673,912

Massachusetts Health & Educational Facilities Authority, 5.00% due 10/1/2019 (Berkshire Health Systems; Insured: AGM)	AA/A3	1,750,000	1,831,743

Massachusetts School Building Authority, 5.00% due 8/15/2027 pre-refunded 8/15/2015 (SMART Fund; Insured: Natl-Re)	AA+/Aa2	9,350,000	9,858,733

Massachusetts School Building Authority, 5.00% due 8/15/2030 pre-refunded 8/15/2015 (SMART Fund; Insured: AGM)	AA/Aa2	25,000,000	26,360,250

The Commonwealth of Massachusetts, 5.00% due 12/15/2014 (Federal Highway Grant Anticipation Trust Fund; Insured: AGM)	AAA/Aa1	2,325,000	2,377,080

The Commonwealth of Massachusetts GO, 5.00% due 9/1/2014 (North Transportation Improvements Association)	AA+/Aa1	1,000,000	1,008,360

Town of Pembroke GO, 4.50% due 8/1/2014 (Educational Facilities; Insured: Natl-Re)	NR/Aa3	1,045,000	1,048,877

Michigan — 4.53%

Byron Center Michigan Public Schools, 4.00% due 5/1/2015 (Insured: Q-SBLF)	AA-/NR	1,985,000	2,045,602

Byron Center Michigan Public Schools, 4.00% due 5/1/2017 (Insured: AGM/Q-SBLF)	AA/NR	1,305,000	1,424,329

Byron Center Michigan Public Schools, 4.00% due 5/1/2018 (Insured: AGM/Q-SBLF)	AA/NR	1,935,000	2,147,540

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Byron Center Michigan Public Schools, 4.00% due 5/1/2020 (Insured: AGM/Q-SBLF)	AA/NR	1,000,000	1,123,530

City of Battle Creek County of Calhoun GO, 5.00% due 5/1/2020 (Downtown Development; Insured: AMBAC)	AA/Aa3	3,200,000	3,531,552

City of Detroit, 5.00% due 7/1/2014 (Sewage Disposal System; Insured: AGM)	AA/A2	2,060,000	2,060,082

City of Detroit, 5.00% due 7/1/2014 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	2,000,000	2,000,080

City of Detroit, 5.00% due 7/1/2015 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	3,000,000	3,018,210

City of Detroit, 5.00% due 7/1/2015 (Water Supply System; Insured: Natl-Re)	AA-/A3	6,000,000	6,036,420

City of Detroit, 5.50% due 7/1/2015 (Sewage Disposal System; Insured: AGM)	AA/A2	3,920,000	3,952,418

City of Detroit, 6.00% due 7/1/2015 (Water Supply System; Insured: Natl-Re)	AA-/A3	3,390,000	3,410,442

City of Detroit, 6.50% due 7/1/2015 (Water Supply System; Insured: Natl-Re)	AA-/A3	990,000	995,108

City of Detroit, 5.00% due 7/1/2016 (Water Supply System; Insured: AGM)	AA/A2	2,750,000	2,777,610

City of Detroit, 5.50% due 7/1/2016 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	375,000	378,844

City of Detroit, 5.50% due 7/1/2017 (Sewage Disposal System; Insured: AGM)	AA/A2	825,000	843,744

City of Detroit, 5.50% due 7/1/2018 (Sewage Disposal System; Insured: AGM)	AA/A2	3,000,000	3,087,750

City of Detroit, 5.25% due 7/1/2019 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	3,900,000	3,965,949

City of Detroit, 5.00% due 7/1/2020 (Water Supply System; Insured: Natl-Re)	AA-/A3	2,955,000	2,966,465

City of Detroit, 5.25% due 7/1/2020 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	3,415,000	3,471,723

City of Detroit, 5.25% due 7/1/2020 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	4,305,000	4,376,592

City of Detroit, 5.25% due 7/1/2022 (Sewage Disposal System; Insured: AGM)	AA/A2	4,000,000	4,086,440

City of Grand Haven, 5.50% due 7/1/2016 (Electric System; Insured: Natl-Re)	AA-/A3	3,890,000	4,166,307

County of Genesee GO, 3.00% due 11/1/2016 (Water Supply System; Insured: BAM)	AA/A2	615,000	644,385

County of Genesee GO, 5.00% due 11/1/2022 (Water Supply System; Insured: BAM)	AA/A2	600,000	681,966

Forest Hills Public Schools GO, 5.00% due 5/1/2020 (Insured: AGM)	AA/Aa2	7,490,000	7,769,152

Fraser Public School District GO, 5.00% due 5/1/2021 (School Building & Site; Insured: AGM/Q-SBLF)	AA/Aa2	1,000,000	1,036,700

Kalamazoo Hospital Finance Authority, 4.00% due 5/15/2015 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,782,921

Kalamazoo Hospital Finance Authority, 4.00% due 5/15/2016 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,850,000	1,954,081

Kalamazoo Hospital Finance Authority, 4.50% due 5/15/2017 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,830,000	2,004,015

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	1,520,000	1,720,974

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	2,500,000	2,830,550

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	2,018,412

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	2,350,000	2,698,811

Livingston County GO, 4.00% due 5/1/2018 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,105,340

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Livingston County GO, 4.00% due 5/1/2020 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,109,270

Livingston County GO, 4.00% due 5/1/2021 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,109,660

Livonia Public Schools School District GO, 4.00% due 5/1/2020 (School Building & Site)	A/A2	800,000	869,776

Livonia Public Schools School District GO, 5.00% due 5/1/2021 (School Building & Site)	A/A2	900,000	1,039,977

Michigan Finance Authority, 5.00% due 8/1/2019 (Ypsilanti Community Schools)	A+/NR	1,460,000	1,635,346

Michigan Finance Authority, 5.00% due 8/1/2020 (Ypsilanti Community Schools)	A+/NR	1,530,000	1,708,796

Michigan Finance Authority, 5.00% due 8/1/2021 (Ypsilanti Community Schools)	A+/NR	1,610,000	1,796,824

Michigan Finance Authority, 5.00% due 8/1/2022 (Ypsilanti Community Schools)	A+/NR	1,690,000	1,888,271

Michigan Municipal Bond Authority, 5.00% due 10/1/2020 (Clean Water Fund)	AAA/Aaa	505,000	534,442

Michigan State Hospital Finance Authority, 5.00% due 7/15/2015 (Oakwood Hospital)	A/A2	2,500,000	2,601,125

Michigan State Hospital Finance Authority, 5.50% due 11/15/2015 (Henry Ford Health System)	A-/A3	2,300,000	2,430,939

Michigan State Hospital Finance Authority, 5.00% due 7/15/2016 (Oakwood Hospital)	A/A2	1,205,000	1,295,604

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	3,330,000	3,675,621

Michigan State Hospital Finance Authority, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)	A+/A1	1,500,000	1,659,585

Michigan State Hospital Finance Authority, 5.50% due 11/15/2017 (Henry Ford Health System)	A-/A3	1,530,000	1,709,209

Michigan State Hospital Finance Authority, 5.00% due 7/15/2018 (Oakwood Hospital)	A/A2	1,000,000	1,088,480

Michigan State Hospital Finance Authority, 5.50% due 11/15/2018 (Henry Ford Health System)	A-/A3	3,500,000	3,975,265

Michigan State Hospital Finance Authority, 6.00% due 12/1/2018 (Trinity Health)	AA-/Aa2	2,000,000	2,392,240

Michigan State Hospital Finance Authority, 5.00% due 7/15/2019 (Oakwood Hospital)	A/A2	2,000,000	2,154,260

Michigan State Hospital Finance Authority, 5.00% due 10/1/2026 put 6/1/2017 (Ascension Health)	NR/Aa3	12,140,000	13,576,526

Michigan State Hospital Finance Authority, 5.75% due 12/1/2034 put 12/1/2015 (Trinity Health)	AA-/Aa2	9,800,000	10,540,782

Michigan State Housing Development Authority, 5.00% due 4/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	655,000	667,045

Michigan State Housing Development Authority, 4.00% due 10/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	1,715,000	1,834,467

Michigan Strategic Fund, 5.00% due 10/15/2017 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	2,000,000	2,226,500

Michigan Strategic Fund, 5.25% due 10/15/2019 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	2,550,000	2,893,103

Michigan Strategic Fund, 5.25% due 10/15/2020 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	4,025,000	4,561,774

Michigan Strategic Fund, 5.25% due 8/1/2029 put 8/1/2014 (Detroit Edison Co. Exempt Facilities Project)	A/Aa3	7,500,000	7,531,275

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan Strategic Fund, 5.50% due 8/1/2029 put 8/1/2016 (Detroit Edison Co. Exempt Facilities Project)	A/Aa3	5,160,000	5,594,317

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	NR/Aa2	1,500,000	1,658,010

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2019 (Insured: Q-SBLF)	NR/Aa2	1,000,000	1,110,780

Plymouth-Canton Community Schools GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	NR/Aa2	1,000,000	1,164,080

Romeo Community School District GO, 5.00% due 5/1/2018 (Insured: Natl-Re/Q-SBLF)	AA-/Aa2	3,050,000	3,163,674

Royal Oak Hospital Finance Authority, 6.25% due 9/1/2014 (William Beaumont Hospital Obligated Group ) (ETM)	A/Aaa	1,000,000	1,010,300

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2017 (William Beaumont Hospital Obligated Group)	A/A1	5,855,000	6,587,636

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2020 (William Beaumont Hospital Obligated Group)	A/A1	1,200,000	1,395,804

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2021 (William Beaumont Hospital Obligated Group)	A/A1	2,500,000	2,918,500

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2023 (William Beaumont Hospital Obligated Group)	A/A1	1,240,000	1,451,184

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2024 (William Beaumont Hospital Obligated Group)	A/A1	2,000,000	2,324,360

School District of the City of Dearborn GO, 3.00% due 5/1/2015 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	435,000	444,653

School District of the City of Dearborn GO, 3.00% due 5/1/2019 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	445,000	473,462

School District of the City of Dearborn GO, 4.00% due 5/1/2020 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	350,000	388,245

School District of the City of Dearborn GO, 4.00% due 5/1/2021 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	570,000	632,506

School District of the City of Dearborn GO, 4.00% due 5/1/2022 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	535,000	590,319

School District of the City of Dearborn GO, 4.00% due 5/1/2023 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	625,000	686,775

School District of the City of Detroit GO, 5.00% due 5/1/2020 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	2,200,000	2,472,338

School District of the City of Detroit GO, 5.00% due 5/1/2021 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	4,000,000	4,495,520

School District of the City of Detroit GO, 5.00% due 5/1/2022 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	3,000,000	3,382,680

Sparta Area Schools, Counties of Kent and Ottawa GO, 4.00% due 5/1/2016 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,000,000	1,058,960

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2017 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,085,000	1,203,699

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2018 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,285,000	1,458,218

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2020 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,335,000	1,556,183

St. Johns Public Schools GO, 5.00% due 5/1/2021 (Insured: Natl-Re/FGIC/Q-SBLF)	AA-/Aa3	1,000,000	1,172,660

State Building Authority of the State of Michigan, 5.00% due 10/15/2015 (Higher Education Facilities Program; Insured: AMBAC)	A+/Aa3	6,000,000	6,366,420

State Building Authority of the State of Michigan, 5.00% due 10/15/2015 (Higher Education Facilities Program)	A+/Aa3	4,000,000	4,244,280

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State Building Authority of the State of Michigan, 5.00% due 10/15/2016 (Higher Education Facilities Program)	A+/Aa3	6,305,000	6,940,922

State Building Authority of the State of Michigan, 5.50% due 10/15/2017 (Various Correctional Institution, Higher Education and Other State Facilities)	A+/Aa3	4,150,000	4,771,712

State Building Authority of the State of Michigan, 5.00% due 10/15/2020 (Higher Education Facilities Program)	A+/Aa3	1,000,000	1,165,470

State Building Authority of the State of Michigan, 5.00% due 10/15/2021 (Higher Education Facilities Program)	A+/Aa3	1,000,000	1,171,600

State Building Authority of the State of Michigan, 5.00% due 10/15/2022 (Higher Education Facilities Program)	A+/Aa3	3,000,000	3,534,090

State Building Authority of the State of Michigan, 5.00% due 10/15/2023 (Higher Education Facilities Program)	A+/Aa3	7,715,000	9,120,827

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2018 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA/NR	1,725,000	1,921,133

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2019 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA/NR	9,925,000	11,137,438

Warren Consolidated School District GO, 4.00% due 5/1/2015 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,030,530

Warren Consolidated School District GO, 4.00% due 5/1/2017 (Insured: Q-SBLF)	AA-/NR	1,035,000	1,127,084

Warren Consolidated School District GO, 5.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,142,730

Warren Consolidated School District GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,164,080

Warren Consolidated School District GO, 5.00% due 5/1/2021 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,172,660

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport; Insured: Natl-Re)	AA-/A2	1,000,000	1,123,690

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport)	A/A2	2,420,000	2,714,272

Wayne County Airport Authority, 5.00% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	12,645,000	14,528,852

Wayne County Airport Authority, 5.50% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	2,600,000	3,053,648

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	4,395,000	5,152,434

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	3,115,000	3,651,839

Western Townships Utilities Authority GO, 5.00% due 1/1/2015 (Sewage Disposal System)	AA/NR	1,870,000	1,913,459

Western Townships Utilities Authority GO, 5.00% due 1/1/2016 (Sewage Disposal System)	AA/NR	1,670,000	1,782,892

Western Townships Utilities Authority GO, 5.00% due 1/1/2017 (Sewage Disposal System)	AA/NR	1,500,000	1,657,380

Western Townships Utilities Authority GO, 5.00% due 1/1/2018 (Sewage Disposal System)	AA/NR	1,500,000	1,701,030

Minnesota — 1.26%

Cities of Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2017 (Insured: AMBAC)	AA-/NR	8,005,000	8,868,099

City of St. Cloud, 5.00% due 5/1/2015 (CentraCare Health System)	NR/A1	1,000,000	1,038,810

City of St. Cloud, 5.00% due 5/1/2016 (CentraCare Health System)	NR/A1	1,250,000	1,351,950

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	2,920,000	3,264,969

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	1,000,000	1,118,140

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of St. Cloud, 5.00% due 5/1/2018 (CentraCare Health System)	NR/A1	3,105,000	3,537,713

City of St. Cloud, 5.00% due 5/1/2019 (CentraCare Health System)	NR/A1	3,495,000	4,036,480

City of St. Cloud, 5.00% due 5/1/2020 (CentraCare Health System)	NR/A1	3,310,000	3,858,368

City of St. Paul Housing & Redevelopment Authority, 5.00% due 2/1/2018 (Gillette Children’s Specialty Healthcare Project)	A-/NR	1,255,000	1,387,829

City of St. Paul Housing & Redevelopment Authority, 5.25% due 2/1/2020 (Gillette Children’s Specialty Healthcare Project)	A-/NR	2,010,000	2,237,653

City of St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2021 (Regions Hospital)	A/A2	1,070,000	1,133,205

County of Clay GO, 3.00% due 4/1/2018 (State-Aid Road Improvements)	AA/NR	1,225,000	1,319,729

Eden Prairie ISD No. 272 GO, 4.00% due 2/1/2015 (Minnesota School District Credit Enhancement Program)	NR/Aa2	7,170,000	7,332,902

Le Sueur-Henderson ISD No. 2397 GO, 3.00% due 4/1/2021 (Minnesota School District Credit Enhancement Program)	AA+/NR	1,125,000	1,199,048

Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2015 (Essential Health; Insured: AGM)	AA/NR	1,335,000	1,371,032

Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2017 (Essential Health; Insured: AGM)	AA/NR	2,500,000	2,758,425

Minnesota Public Facilities Authority PCR, 5.25% due 3/1/2015	AAA/Aaa	1,000,000	1,034,290

Northern Municipal Power Agency, 5.00% due 1/1/2019 (Electric System)	A-/A3	5,000,000	5,778,100

Northern Municipal Power Agency, 5.00% due 1/1/2020 (Electric System)	A-/A3	3,500,000	4,082,260

Port Authority of the City of St. Paul, 5.00% due 12/1/2017 (Minnesota Andersen Office Building)	AA/Aa2	4,945,000	5,638,388

Port Authority of the City of St. Paul, 4.00% due 12/1/2018 (Minnesota Freeman Office Building)	AA/Aa2	3,925,000	4,408,913

Port Authority of the City of St. Paul, 5.00% due 12/1/2019 (Minnesota Freeman Office Building)	AA/Aa2	2,000,000	2,358,020

Port Authority of the City of St. Paul, 5.00% due 12/1/2020 (Minnesota Freeman Office Building)	AA/Aa2	2,675,000	3,184,373

Port Authority of the City of St. Paul, 5.00% due 12/1/2021 (Minnesota Andersen Office Building)	AA/Aa2	965,000	1,155,945

Port Authority of the City of St. Paul, 5.00% due 12/1/2022 (Minnesota Andersen Office Building)	AA/Aa2	1,250,000	1,506,162

State of Minnesota GO, 5.00% due 8/1/2015 (Public Facility Capital Projects)	AA+/Aa1	10,000,000	10,527,000

Mississippi — 0.47%

City of Jackson GO, 5.00% due 10/1/2016 (Insured: AMBAC)	AA-/Aa2	1,500,000	1,580,970

Lamar County School District GO, 3.00% due 6/1/2016 (Educational and Performing Arts Capital Projects)	A/NR	1,800,000	1,882,548

Lamar County School District GO, 3.50% due 6/1/2017 (Educational and Performing Arts Capital Projects)	A/NR	1,700,000	1,828,078

Medical Center Educational Building, 4.00% due 6/1/2015 (University of Mississippi Medical Center)	AA-/Aa2	2,325,000	2,401,771

Medical Center Educational Building, 4.00% due 6/1/2016 (University of Mississippi Medical Center)	AA-/Aa2	3,300,000	3,510,276

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,765,020

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,176,680

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Harrison County Highway)	AA-/Aa3	2,500,000	2,965,250

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Madison County Highway)	AA-/Aa3	2,000,000	2,372,200

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Harrison County Highway)	AA-/Aa3	1,000,000	1,191,920

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,191,920

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,790,715

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Madison County Highway)	AA-/Aa3	1,250,000	1,492,263

Mississippi Development Bank, 4.75% due 7/1/2017 (Canton GO Public Improvement Project)	NR/NR	880,000	920,110

Mississippi Development Bank, 5.00% due 8/1/2018 (Department of Corrections)	AA-/NR	4,910,000	5,611,934

Missouri — 1.64%

Cass County COP, 4.00% due 5/1/2015	A/NR	1,000,000	1,026,460

Cass County COP, 4.00% due 5/1/2018	A/NR	2,255,000	2,435,468

Cass County COP, 4.50% due 5/1/2019	A/NR	1,270,000	1,404,328

Cass County COP, 5.00% due 5/1/2020	A/NR	2,255,000	2,563,281

Cass County COP, 5.00% due 5/1/2021	A/NR	1,750,000	1,957,620

City of Lee’s Summit GO, 3.00% due 4/1/2015	NR/Aa1	1,275,000	1,302,476

City of Springfield, 5.00% due 8/1/2014 (Southwest Power Station; Insured: Natl-Re)	AA+/Aa2	1,000,000	1,004,080

Jackson County, 4.00% due 12/1/2014 (Truman Sports Complex)	NR/A1	2,580,000	2,620,119

Jackson County, 5.00% due 12/1/2014 (Truman Sports Complex; Insured: AMBAC)	A/Aa3	7,900,000	8,055,867

Jackson County, 4.00% due 12/1/2016 (Parking Facility Projects)	NR/Aa3	500,000	538,465

Jackson County, 4.00% due 12/1/2017 (Parking Facility Projects)	NR/Aa3	500,000	548,050

Jackson County, 4.00% due 12/1/2019 (Parking Facility Projects)	NR/Aa3	500,000	554,720

Jackson County, 4.00% due 12/1/2021 (Parking Facility Projects)	NR/Aa3	1,000,000	1,102,700

Kansas City IDA, 4.00% due 9/1/2014 (NNSA National Security Campus)	NR/NR	1,415,000	1,419,655

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District) (ETM)	NR/NR	695,000	807,910

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District)	AA-/A1	1,305,000	1,494,186

Kansas City Municipal Assistance Corp., 5.00% due 4/15/2018 (Bartle Music Hall and Municipal Auditorium Parking Garage; Insured: Natl-Re)	AA/A1	1,000,000	1,130,870

Kansas City Municipal Assistance Corp., 0% due 4/15/2021 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	10,055,000	8,374,206

Kansas City Municipal Assistance Corp., 0% due 4/15/2022 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	5,040,000	4,003,423

Missouri Development Finance Board, 4.00% due 6/1/2015 (City of Independence Electric System Projects)	A/NR	1,000,000	1,030,390

Missouri Development Finance Board, 4.00% due 6/1/2016 (City of Independence Electric System Projects)	A/NR	1,560,000	1,651,042

Missouri Development Finance Board, 5.00% due 6/1/2017 (City of Independence Electric System Projects)	A/NR	1,525,000	1,683,097

Missouri Development Finance Board, 5.00% due 6/1/2018 (City of Independence Electric System Projects)	A/NR	1,705,000	1,917,443

Missouri Development Finance Board, 4.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,000,000	1,087,290

Missouri Development Finance Board, 5.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,790,000	2,029,430

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Missouri Development Finance Board, 4.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,265,000	1,366,617

	Missouri Development Finance Board, 5.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,000,000	1,134,980

	Missouri Development Finance Board, 4.00% due 6/1/2021 (City of Independence Electric System Projects)	A/NR	2,465,000	2,650,442

	Missouri Development Finance Board, 4.00% due 6/1/2022 (City of Independence Electric System Projects)	A/NR	3,155,000	3,379,731

	Missouri Development Finance Board, 0.03% due 12/1/2033 put 7/1/2014 (Nelson-Atkins Museum of Art Campus Enhancement Project; SPA: Northern Trust Co.) (daily demand notes)	AAA/Aaa	9,540,000	9,540,000

	Missouri State Health & Educational Facilities Authority, 4.00% due 4/1/2015 (Webster University)	NR/A2	2,155,000	2,216,978

	Missouri State Health & Educational Facilities Authority, 4.00% due 4/1/2016 (Webster University)	NR/A2	1,685,000	1,790,380

	Missouri State Health & Educational Facilities Authority, 5.00% due 5/15/2017 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,101,410

	Missouri State Health & Educational Facilities Authority, 5.00% due 5/15/2019 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,134,610

	Missouri State Health & Educational Facilities Authority, 5.00% due 5/15/2020 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,120,120

	Platte County, 4.00% due 4/1/2017 (Community & Resource Centers)	NR/A1	1,500,000	1,600,320

	Platte County, 4.00% due 4/1/2018 (Community & Resource Centers)	NR/A1	2,110,000	2,273,715

	Platte County, 5.00% due 4/1/2019 (Community & Resource Centers)	NR/A1	2,000,000	2,254,740

	Platte County, 5.00% due 4/1/2021 (Community & Resource Centers)	NR/A1	2,440,000	2,772,987

	Southeast Missouri State University, 4.00% due 4/1/2015 (City of Cape Girardeau Campus System Facilities)	A/NR	600,000	616,794

	Southeast Missouri State University, 5.00% due 4/1/2016 (City of Cape Girardeau Campus System Facilities)	A/NR	750,000	807,788

	Southeast Missouri State University, 5.00% due 4/1/2018 (City of Cape Girardeau Campus System Facilities)	A/NR	1,165,000	1,324,675

	Southeast Missouri State University, 5.00% due 4/1/2020 (City of Cape Girardeau Campus System Facilities)	A/NR	2,825,000	3,279,571

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2019 (State Aid Withholding)	AA+/NR	1,615,000	1,801,500

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2020 (State Aid Withholding)	AA+/NR	1,600,000	1,794,544

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2021 (State Aid Withholding)	AA+/NR	2,055,000	2,304,456

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2022 (State Aid Withholding)	AA+/NR	3,300,000	3,694,416

[b]	St. Louis Municipal Finance Corp., 5.00% due 2/15/2015 (City Justice Center)	A/A1	1,250,000	1,283,912

	St. Louis Municipal Finance Corp., 5.00% due 2/15/2016 (City Justice Center)	A/A1	2,065,000	2,201,517

	St. Louis Municipal Finance Corp., 5.00% due 2/15/2017 (City Justice Center)	A/A1	2,000,000	2,189,400

	St. Louis Municipal Finance Corp., 5.00% due 2/15/2018 (City Justice Center)	A/A1	3,865,000	4,310,055

Nevada — 1.34%

	Carson City, 4.00% due 9/1/2015 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,031,970

	Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,045,000	1,105,056

	Carson City, 5.00% due 9/1/2019 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,120,980

	Carson City, 5.00% due 9/1/2020 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,125,610

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Carson City, 5.00% due 9/1/2022 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	2,450,000	2,748,483

	City of Las Vegas COP, 5.00% due 9/1/2016 (City Hall)	AA-/Aa3	4,000,000	4,340,880

[b]	City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)	AA-/Aa3	4,300,000	4,771,495

	City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	AA-/Aa3	4,000,000	4,515,760

	City of Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)	AA/Aa2	1,825,000	2,132,458

	City of Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)	AA/Aa2	2,095,000	2,542,995

	City of Reno, 5.25% due 6/1/2016 (Washoe Medical Center; Insured: AGM)	AA/A2	1,100,000	1,188,869

	City of Reno, 5.25% due 6/1/2018 (Washoe Medical Center; Insured: AGM)	AA/A2	1,000,000	1,138,660

	Clark County GO, 5.00% due 11/1/2014	AA/Aa1	4,000,000	4,065,240

	Clark County GO, 5.00% due 11/1/2017 (Insured: AMBAC)	AA/Aa1	1,310,000	1,442,965

	Clark County GO, 5.00% due 3/1/2019 (University Medical Center of Southern Nevada; Insured: Natl-Re)	AA/Aa1	1,850,000	1,907,554

	Clark County GO, 5.00% due 3/1/2020 (University Medical Center of Southern Nevada; Insured: Natl-Re)	AA/Aa1	2,130,000	2,194,944

	Clark County Improvement District, 5.00% due 12/1/2015 (Insured: AMBAC)	BBB+/NR	1,635,000	1,715,246

	Las Vegas Clark County Library District GO, 5.00% due 1/1/2018	AA/Aa2	6,535,000	7,430,164

	Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	AA/Aa2	3,000,000	3,475,380

	Las Vegas Convention & Visitors Authority, 5.25% due 7/1/2014 (Insured: AMBAC)	A+/A1	2,680,000	2,680,375

	Las Vegas Convention & Visitors Authority, 5.25% due 7/1/2015 (Insured: AMBAC)	A+/A1	4,845,000	5,074,411

	Las Vegas Convention & Visitors Authority, 5.00% due 7/1/2019 (Insured: AMBAC)	A+/A1	6,000,000	6,274,680

	Las Vegas Valley Water District GO, 5.00% due 6/1/2016	AA+/Aa2	1,000,000	1,086,010

	Las Vegas Valley Water District GO, 5.00% due 6/1/2017	AA+/Aa2	1,050,000	1,177,638

	Las Vegas Valley Water District GO, 5.00% due 6/1/2019	AA+/Aa2	1,000,000	1,163,820

	Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa2	4,255,000	4,982,988

	Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa2	5,080,000	5,949,137

	Las Vegas Valley Water District GO, 5.00% due 6/1/2021	AA+/Aa2	5,000,000	5,895,850

	State of Nevada GO, 5.00% due 2/1/2017 pre-refunded 2/1/2015 (Cultural Affairs and Capital Improvement)	AA/Aa2	700,000	719,957

	State of Nevada GO, 5.00% due 12/1/2021 (Municipal Bond Bank Project Nos. R-9A through R-13F; Insured: AGM)	AA/Aa2	1,095,000	1,141,559

	University and Community College System of Nevada, 5.00% due 7/1/2016 pre-refunded 7/1/2015 (Reno Campus Library Facility; Insured: AGM)	AA/Aa2	370,000	387,860

	Washoe County GO, 5.00% due 7/1/2021 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	1,700,000	1,987,589

	Washoe County GO, 5.00% due 7/1/2022 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	2,500,000	2,882,800

New Hampshire — 0.36%

	New Hampshire Health & Educational Facilities, 5.00% due 10/1/2016 (Southern New Hampshire Health Systems)	A-/NR	1,260,000	1,367,251

	New Hampshire Health & Educational Facilities, 5.00% due 10/1/2017 (Southern New Hampshire Health Systems)	A-/NR	1,000,000	1,112,030

	New Hampshire Municipal Bond Bank, 5.00% due 8/15/2016 (Insured: Natl-Re)	AA-/A1	2,985,000	3,278,605

	New Hampshire Municipal Bond Bank, 5.00% due 8/15/2017 (Insured: Natl-Re)	AA-/A1	3,130,000	3,545,852

	New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020	AA/Aa3	1,000,000	1,205,860

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2022	AA/Aa3	2,770,000	3,387,738

New Hampshire Turnpike System, 5.00% due 2/1/2016	A+/A1	3,000,000	3,220,590

New Hampshire Turnpike System, 5.00% due 2/1/2017	A+/A1	2,425,000	2,697,036

New Hampshire Turnpike System, 5.00% due 2/1/2018	A+/A1	1,295,000	1,477,802

New Hampshire Turnpike System, 5.00% due 2/1/2020	A+/A1	1,000,000	1,172,350

New Hampshire Turnpike System, 5.00% due 2/1/2021	A+/A1	1,260,000	1,485,880

State of New Hampshire, 5.00% due 9/1/2015 (I-93 Salem to Manchester Project)	AA/A2	825,000	870,994

New Jersey — 1.86%

Burlington County Bridge Commission, 2.00% due 12/1/2014 (County Governmental Loan Program)	AA/Aa2	2,140,000	2,156,243

Burlington County Bridge Commission, 3.00% due 12/1/2015 (County Governmental Loan Program)	AA/Aa2	1,245,000	1,292,783

Burlington County Bridge Commission, 3.00% due 12/1/2016 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,059,870

Burlington County Bridge Commission, 5.00% due 12/1/2018 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,165,330

Camden County Improvement Authority, 5.00% due 7/1/2014 (Cooper Medical School)	A+/A2	2,845,000	2,845,370

Camden County Improvement Authority, 5.00% due 7/1/2015 (Cooper Medical School)	A+/A2	2,990,000	3,125,656

Camden County Improvement Authority, 5.00% due 7/1/2016 (Cooper Medical School)	A+/A2	3,040,000	3,296,971

City of Paterson, 4.25% due 6/15/2015 (City Capital Projects; Insured: AGM) (State Aid Withholding) (ETM)	NR/A2	1,275,000	1,325,018

City of Paterson GO, 3.50% due 3/15/2017 (Debt Restructuring & City Capital Projects) (State Aid Withholding)	NR/A2	950,000	1,002,497

County of Bergen GO, 3.25% due 11/1/2014 (General Improvement, Special Services, Vocational School Projects)	NR/Aaa	920,000	929,632

County of Essex GO, 4.00% due 6/1/2016	NR/Aa2	500,000	535,480

County of Hudson COP, 6.25% due 12/1/2014 (Correctional Facility Lease-Purchase; Insured: Natl-Re)	AA-/A3	1,500,000	1,533,495

County of Hudson COP, 6.25% due 12/1/2016 (Correctional Facility Lease-Purchase; Insured: Natl-Re)	AA-/A3	550,000	613,344

Essex County Improvement Authority, 5.125% due 10/1/2016 (Insured: Natl-Re)	NR/Aa2	2,545,000	2,576,125

Gloucester County Improvement Authority, 2.125% due 12/1/2029 put 12/1/2017 (Waste Management, Inc. Project)	A-/NR	2,000,000	2,070,660

Hudson County Improvement Authority, 5.25% due 10/1/2014 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	3,000,000	3,035,640

Hudson County Improvement Authority, 4.75% due 10/1/2015 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	2,000,000	2,100,960

Hudson County Improvement Authority, 4.75% due 10/1/2016 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	3,155,000	3,420,052

Hudson County Improvement Authority, 4.75% due 10/1/2017 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	4,065,000	4,505,321

Hudson County Improvement Authority, 4.75% due 10/1/2018 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	2,000,000	2,250,920

Hudson County Improvement Authority, 4.75% due 10/1/2019 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	4,390,000	4,976,021

Hudson County Improvement Authority, 5.375% due 10/1/2020 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	2,020,000	2,368,187

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Middlesex County Improvement Authority, 5.00% due 9/15/2015 (Parks, Open Space, Playgrounds for Public Recreation)	AAA/Aa2	500,000	529,080

Monmouth County Improvement Authority, 5.00% due 12/1/2016 (Insured: AMBAC)	NR/NR	1,000,000	1,092,930

New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)	NR/NR	1,000,000	1,015,570

New Jersey EDA, 5.00% due 12/15/2016 (School Facilities Construction)	A/A2	10,950,000	12,078,507

New Jersey EDA, 5.00% due 9/1/2018 (School Facilities Construction; Insured: Natl-Re)	AA+/A2	3,000,000	3,169,200

New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	A/A2	5,525,000	6,520,329

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction)	A/A2	500,000	578,765

New Jersey EDA, 5.00% due 3/1/2023 (School Facilities Construction)	A/A2	4,000,000	4,626,560

New Jersey EDA, 5.75% due 9/1/2023 (School Facilities Construction)	A/A2	5,505,000	6,526,948

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2014 (St. Peter’s University Hospital)	BB+/Ba1	3,575,000	3,575,393

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2015 (St. Peter’s University Hospital)	BB+/Ba1	3,520,000	3,643,587

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2023 (Virtua Health Issue)	A+/NR	500,000	586,795

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (Virtua Health Issue)	A+/NR	1,000,000	1,169,720

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2017	AA/Aa2	1,910,000	2,154,461

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2018	AA/Aa2	3,000,000	3,422,430

New Jersey Higher Educational Assistance Authority, 5.25% due 12/1/2019	AA/Aa2	5,650,000	6,582,702

New Jersey Transit Corporation COP, 5.00% due 9/15/2019 (Multi-Level Rail Cars and Parts; Insured: Natl-Re)	AA-/A3	975,000	1,025,037

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019	A/A2	1,000,000	1,151,630

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019 pre-refunded 6/15/2015 (State Transportation System; Insured: AGM)	AA+/NR	1,450,000	1,517,875

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020	A/A2	1,000,000	1,152,200

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021	A/A2	2,360,000	2,733,494

Ocean Township Municipal Utility Authority, 6.00% due 8/1/2017 (Insured: Natl-Re)	AA-/A3	2,585,000	2,766,725

Passaic Valley Sewer Commissioners GO, 5.625% due 12/1/2018 (Sewer System)	NR/A2	1,210,000	1,412,457

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2019 (Sewer System)	NR/A2	2,000,000	2,372,200

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2020 (Sewer System)	NR/A2	2,800,000	3,349,332

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2021 (Sewer System)	NR/A2	1,000,000	1,207,710

Township of Plainsboro GO, 4.00% due 5/1/2015 (General Improvement)	NR/Aa1	1,000,000	1,031,240

Township of Wayne GO, 2.00% due 2/15/2018 (General Improvements and Water Utility System)	AA+/Aaa	1,295,000	1,344,288

New Mexico — 1.16%

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2016 (San Juan-Chama Drinking Water Project; Insured: AMBAC)	AA+/Aa2	1,800,000	1,884,834

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	2,300,000	2,706,893

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2021 (Educational Facilities) (State Aid Withholding)	AA/Aa1	2,425,000	2,637,624

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Farmington PCR, 1.875% due 6/1/2032 put 9/1/2017 (El Paso Electric Co.-Four Corners Project)	BBB/Baa1	3,000,000	2,990,280

City of Gallup PCR, 5.00% due 8/15/2016 (Tri-State Generation and Transmission Assoc., Inc.; Insured: AMBAC)	A/A3	2,500,000	2,617,500

City of Santa Fe, 4.50% due 5/15/2022 (El Castillo Retirement Residences)	BBB-/NR	2,585,000	2,683,385

Gadsden ISD No. 16 GO, 2.00% due 8/15/2014 (Dona Ana & Otero Counties School Facilities) (State Aid Withholding)	NR/Aa1	3,025,000	3,032,169

Incorporated County of Los Alamos, 5.50% due 6/1/2017	AA+/A1	2,365,000	2,689,502

Incorporated County of Los Alamos, 5.50% due 6/1/2018	AA+/A1	2,205,000	2,576,918

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	6,000,000	6,606,120

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018 (Student Loans)	AAA/Aaa	5,000,000	5,817,250

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021 (Student Loans)	AAA/Aaa	3,000,000	3,510,690

New Mexico Finance Authority, 3.00% due 6/15/2015 (State Highway Infrastructure Projects)	AAA/Aa1	900,000	924,741

Regents of New Mexico State University, 5.00% due 4/1/2020 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa3	3,095,000	3,662,685

Regents of New Mexico State University, 5.00% due 4/1/2021 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa3	1,845,000	2,205,236

Regents of New Mexico State University, 5.00% due 4/1/2022 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa3	1,250,000	1,503,400

Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2014 (Sandoval County School Facilities) (State Aid Withholding)	NR/Aa1	1,715,000	1,720,642

Santa Fe Public School District GO, 3.00% due 8/1/2015 (District School Building and Renovation Program) (State Aid Withholding)	AA/Aa1	1,000,000	1,030,670

State of New Mexico, 5.00% due 7/1/2014 (Statewide Capital Project Funding)	AA/Aa1	7,435,000	7,436,041

State of New Mexico, 5.00% due 7/1/2015 (Statewide Capital Project Funding)	AA/Aa1	8,200,000	8,600,078

State of New Mexico, 5.00% due 7/1/2016 (Statewide Capital Project Funding)	AA/Aa1	10,265,000	11,225,496

University of New Mexico, 5.00% due 7/1/2014 (University of New Mexico Hospital; Insured: AGM/FHA)	AA/A2	1,000,000	1,000,130

New York — 10.60%

Amherst Development Corp., 5.00% due 10/1/2015 (Student Housing; Insured: AGM)	AA/A2	2,035,000	2,149,855

City of Long Beach School District GO, 3.50% due 5/1/2022 (Insured: AGM) (State Aid Withholding)	AA/Aa2	1,600,000	1,711,248

City of New York GO, 3.00% due 8/1/2014 (City Budget Financial Management)	AA/Aa2	20,480,000	20,530,995

City of New York GO, 5.00% due 8/1/2014	AA/Aa2	1,000,000	1,004,220

City of New York GO, 5.00% due 8/1/2017 pre-refunded 8/1/2015	NR/NR	990,000	1,041,510

City of New York GO, 5.00% due 8/1/2017	NR/Aa2	10,000	10,509

City of New York GO, 0.04% due 8/1/2021 put 7/1/2014 (LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	2,900,000	2,900,000

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	3,000,000	3,553,020

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	9,000,000	10,659,060

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,350,000	8,704,899

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,775,000	9,208,244

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	3,000,000	3,563,280

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	6,625,000	7,868,910

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	20,000,000	23,755,200

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	13,075,000	15,529,962

City of New York GO, 5.00% due 4/1/2023 pre-refunded 4/1/2015	NR/NR	6,090,000	6,312,590

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	9,520,000	11,322,231

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	12,985,000	15,443,190

City of New York GO, 5.00% due 8/1/2024 (City Budget Financial Management)	AA/Aa2	40,145,000	47,942,363

City School District of the City of Rome GO, 5.00% due 6/15/2017 (Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	1,635,000	1,706,597

Erie County Individual Development Agency, 5.00% due 5/1/2015 (Buffalo School District) (ETM)	NR/NR	1,395,000	1,451,790

Erie County Individual Development Agency, 5.00% due 5/1/2015 (Buffalo School District)	AA-/Aa2	1,605,000	1,670,067

Erie County Individual Development Agency, 5.00% due 5/1/2016 (Buffalo School District) (ETM)	NR/NR	4,090,000	4,444,358

Erie County Individual Development Agency, 5.00% due 5/1/2016 (Buffalo School District)	AA-/Aa2	4,705,000	5,102,667

Erie County Individual Development Agency, 5.00% due 5/1/2017 (Buffalo School District)	AA-/Aa2	7,265,000	8,147,334

Erie County Individual Development Agency, 5.00% due 5/1/2018 (Buffalo School District)	AA-/Aa2	5,000,000	5,733,950

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA-/A2	12,955,000	15,360,743

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA/NR	2,000,000	2,380,660

Metropolitan Transportation Authority, 5.00% due 11/15/2021	AA-/A2	24,325,000	29,011,211

Monroe County Industrial Development Corp., 5.00% due 6/1/2018 (St. John Fisher College)	BBB+/NR	1,425,000	1,583,645

Monroe County Industrial Development Corp., 5.00% due 6/1/2019 (St. John Fisher College)	BBB+/NR	1,030,000	1,157,020

Monroe County Industrial Development Corp., 5.00% due 6/1/2022 (St. John Fisher College)	BBB+/NR	2,000,000	2,241,520

Nassau County IDA, 5.25% due 3/1/2018 (New York Institute of Technology)	BBB+/Baa2	1,260,000	1,405,618

Nassau County IDA, 5.25% due 3/1/2020 (New York Institute of Technology)	BBB+/Baa2	1,715,000	1,951,996

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2019 (Healthcare Facilities Improvements)	A+/Aa3	2,700,000	3,129,219

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	10,000,000	11,679,800

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2021 (Healthcare Facilities Improvements)	A+/Aa3	2,615,000	2,992,161

New York City Housing Development Corp., 0.90% due 11/1/2014 (Multi-Family Housing)	AA/Aa2	1,400,000	1,403,038

New York City Housing Development Corp., 0.80% due 11/1/2015 (Multi-Family Housing)	AA/Aa2	1,820,000	1,823,076

New York City Municipal Water Finance Authority, 0.06% due 6/15/2035 put 7/1/2014 (Water and Sewer System Capital Improvements; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	46,115,000	46,115,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New York City Transitional Finance Authority, 4.00% due 7/15/2014 (School Financing Act) (State Aid Withholding)	AA-/Aa2	2,000,000	2,003,220

	New York City Transitional Finance Authority, 4.00% due 8/1/2014 (City Capital Projects)	AAA/Aa1	12,000,000	12,040,080

	New York City Transitional Finance Authority, 5.00% due 11/1/2014 (City Capital Projects)	AAA/Aa1	10,595,000	10,768,758

	New York City Transitional Finance Authority, 5.00% due 11/1/2014 (City Capital Projects)	AAA/Aa1	2,275,000	2,312,310

	New York City Transitional Finance Authority, 5.00% due 11/1/2014 (World Trade Center Recovery Costs) (State Aid Withholding)	AAA/Aaa	2,000,000	2,032,800

	New York City Transitional Finance Authority, 5.00% due 11/1/2015 (City Capital Projects)	AAA/Aa1	5,000,000	5,323,550

	New York City Transitional Finance Authority, 5.00% due 7/15/2016 (School Financing Act) (State Aid Withholding)	AA-/Aa2	3,155,000	3,445,260

	New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects)	AAA/Aa1	5,000,000	5,532,950

	New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects)	AAA/Aa1	12,680,000	14,031,561

	New York City Transitional Finance Authority, 5.00% due 11/1/2017 (World Trade Center Recovery Costs)	AAA/Aa1	1,000,000	1,062,760

	New York City Transitional Finance Authority, 5.00% due 1/15/2018 (School Financing Act) (State Aid Withholding)	AA-/Aa2	4,865,000	5,547,900

	New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	1,500,000	1,754,625

	New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	11,730,000	13,721,167

	New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	3,075,000	3,596,981

	New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	1,645,000	1,924,239

	New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	12,725,000	14,885,069

	New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	2,000,000	2,339,500

	New York State Dormitory Authority, 3.00% due 8/15/2014 (Mental Health Services Facilities) (ETM)	NR/NR	10,000	10,036

	New York State Dormitory Authority, 3.00% due 8/15/2014 (Mental Health Services Facilities)	AA-/NR	2,630,000	2,639,468

	New York State Dormitory Authority, 5.00% due 11/1/2014 (AIDS Long-Term Health Care Facilities; Insured: SONYMA)	NR/Aa1	500,000	502,025

	New York State Dormitory Authority, 5.25% due 5/15/2015 (State University of New York Educational Facilities; Insured: Natl-Re/IBC)	AA-/Aa2	3,580,000	3,732,615

	New York State Dormitory Authority, 5.25% due 8/15/2015 (Presbyterian Hospital; Insured: AGM/FHA)	AA/A2	3,290,000	3,310,234

	New York State Dormitory Authority, 5.50% due 2/15/2017 (Mental Health Services Facilities)	AA-/NR	5,000,000	5,639,900

	New York State Dormitory Authority, 5.25% due 5/15/2017 (Court Facilities Lease; Insured: AMBAC)	AA-/Aa2	4,945,000	5,561,790

	New York State Dormitory Authority, 5.50% due 10/1/2017 (School Districts Financing Program; Insured: Natl-Re) (State Aid Withholding)	AA-/A2	5,000	5,022

[b]	New York State Dormitory Authority, 5.50% due 2/15/2018 (Mental Health Services Facilities)	AA-/NR	5,280,000	6,126,859

	New York State Dormitory Authority, 2.25% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	4,800,000	5,006,016

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	325,000	372,375

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,500,000	2,892,650

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	NR/A1	1,395,000	1,610,332

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,520,000	2,912,389

New York State Dormitory Authority, 5.00% due 4/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	610,000	711,394

New York State Dormitory Authority, 5.00% due 7/1/2019 (New York Department of Health Projects; Insured: Natl-Re)	AA-/Aa2	6,975,000	7,001,505

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,465,778

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	NR/A1	1,585,000	1,854,085

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,645,000	3,099,861

New York State Dormitory Authority, 5.00% due 12/15/2019 (Metropolitan Transportation Authority Service Contract)	AAA/Aa1	60,000,000	71,011,200

New York State Dormitory Authority, 5.00% due 4/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	1,000,000	1,173,970

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,000,000	1,164,300

New York State Dormitory Authority, 5.00% due 8/15/2020 pre-refunded 2/15/2015 (Mental Health Services Facilities; Insured: Natl-Re) (State Aid Withholding)	AA-/A3	10,000	10,298

New York State Dormitory Authority, 5.00% due 8/15/2020 (Mental Health Services Facilities; Insured: Natl-Re) (State Aid Withholding)	AA-/A3	2,095,000	2,155,629

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,481,003

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	NR/A1	1,000,000	1,176,910

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,775,000	3,267,729

New York State Dormitory Authority, 5.00% due 10/1/2020 (School District Financing Program; Insured: AGM)	AA/NR	1,250,000	1,476,788

New York State Dormitory Authority, 5.00% due 4/1/2021 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	450,000	531,761

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	1,250,000	1,485,250

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program) (State Aid Withholding)	NR/A1	750,000	886,463

New York State Dormitory Authority, 5.00% due 10/1/2021 (School District Financing Program; Insured: AGM)	AA/NR	1,100,000	1,307,020

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	300,000	358,011

New York State Dormitory Authority, 5.00% due 10/1/2022 (School District Financing Program; Insured: AGM)	AA/NR	1,800,000	2,148,066

New York State Dormitory Authority, 5.00% due 2/15/2023 (Mental Health Services Facilities; Insured: Natl-Re) (State Aid Withholding)	AA-/A3	2,000,000	2,056,540

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program; Insured: AGM)	AA/NR	2,500,000	2,992,800

New York State Dormitory Authority, 5.25% due 10/1/2023 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	2,000,000	2,349,640

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New York State Dormitory Authority, 5.00% due 10/1/2024 (School District Financing Program; Insured: AGM)	AA/NR	2,000,000	2,405,520

	New York State Dormitory Authority, 5.25% due 2/15/2031 pre-refunded 8/15/2014 (Presbyterian Hospital; Insured: FSA/FHA)	AA+/Aa1	9,840,000	9,903,173

	New York State Energy Research & Development Authority, 2.25% due 12/1/2015 (New York Electric & Gas Corp.)	BBB+/A3	5,000,000	5,094,700

	New York State Environmental Facilities Corp., 4.00% due 11/15/2017 (Water Pollution Control & Drinking Water Projects)	AAA/Aaa	2,095,000	2,158,646

	New York State Environmental Facilities Corp., 4.00% due 11/15/2018 (Water Pollution Control & Drinking Water Projects)	AAA/Aaa	2,170,000	2,228,720

	New York State Housing Finance Agency, 0.75% due 5/1/2015 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	2,000,000	2,009,680

	New York State Housing Finance Agency, 0.80% due 11/1/2015 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	1,700,000	1,713,940

	New York State Housing Finance Agency, 0.875% due 11/1/2015 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	3,100,000	3,128,520

	New York State Housing Finance Agency, 0.95% due 5/1/2016 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	2,700,000	2,727,162

	New York State Thruway Authority, 4.00% due 3/15/2015 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/Aa1	2,000,000	2,054,780

	New York State Thruway Authority, 5.00% due 4/1/2017 pre-refunded 10/1/2015 (Second General Highway & Bridge Trust; Insured: Natl-Re)	AA-/A3	345,000	365,866

	New York State Thruway Authority, 5.00% due 4/1/2017 (Second General Highway & Bridge Trust; Insured: Natl-Re)	AA/A3	2,255,000	2,389,556

	New York State Thruway Authority, 5.00% due 5/1/2019 (Multi-Year Highway and Bridge Capital Program)	A-/A3	5,000,000	5,805,800

	New York State Thruway Authority, 5.00% due 1/1/2020 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,346,460

	New York State Thruway Authority, 5.00% due 1/1/2021 (Governor Thomas E. Dewey Thruway)	A/A2	2,500,000	2,953,525

	New York State Thruway Authority, 5.00% due 1/1/2022 (Governor Thomas E. Dewey Thruway)	A/A2	3,000,000	3,564,360

	New York State Thruway Authority, 5.00% due 3/15/2024 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/Aa1	18,300,000	21,389,223

	Patchogue-Medford Union Free School District GO, 4.25% due 10/1/2015 (Insured: MBIA) (State Aid Withholding)	AA-/A3	1,000,000	1,046,830

	Port Authority 148th GO, 5.00% due 8/15/2017 (Insured: AGM)	AA/Aa3	4,725,000	5,348,039

	Port Authority of New York and New Jersey GO, 5.00% due 12/1/2019 (Port Authority Facilities Capital Projects; Insured: AGM)	AA/Aa3	1,000,000	1,052,300

	Suffolk County Economic Development Corp., 5.00% due 7/1/2020 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,709,300

	Suffolk County Economic Development Corp., 5.00% due 7/1/2021 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,717,450

	Suffolk County Economic Development Corp., 5.00% due 7/1/2022 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,630,850

	Suffolk County IDA Civic Facilities GO, 5.25% due 3/1/2019 (New York Institute of Technology)	BBB+/Baa2	1,400,000	1,442,672

	Tobacco Settlement Financing Corp., 5.00% due 6/1/2018	AA-/NR	3,725,000	4,300,922

[b]	Triborough Bridge and Tunnel Authority, 5.00% due 11/15/2021 (MTA Bridges & Tunnels)	AA-/Aa3	5,140,000	6,182,700

	Triborough Bridge and Tunnel Authority, 0.04% due 1/1/2032 put 7/1/2014 (MTA Bridges and Tunnels; LOC: California State Teachers’ Retirement System) (daily demand notes)	AA-/Aa1	1,030,000	1,030,000

	United Nations Development Corp., 5.00% due 7/1/2016	NR/A1	3,400,000	3,707,360

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

United Nations Development Corp., 5.00% due 7/1/2017	NR/A1	3,000,000	3,368,340

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza Project)	NR/A1	4,000,000	4,657,640

West Seneca Central School District GO, 5.00% due 11/15/2022 (Insured: BAM) (State Aid Withholding)	AA/A1	1,000,000	1,182,040

North Carolina — 1.94%

Catawba County, 4.00% due 10/1/2015	AA-/Aa2	1,620,000	1,697,290

Catawba County, 4.00% due 10/1/2016	AA-/Aa2	1,000,000	1,078,530

Catawba County, 4.00% due 10/1/2017	AA-/Aa2	1,000,000	1,102,860

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2016 (Carolinas HealthCare System)	AA-/Aa3	3,520,000	3,766,048

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2017 (Carolinas HealthCare System)	AA-/Aa3	2,000,000	2,207,300

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2019 (Carolinas HealthCare System)	AA-/Aa3	600,000	669,228

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2021 (Carolinas HealthCare System)	AA-/Aa3	1,595,000	1,671,193

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2022 (Carolinas HealthCare System)	AA-/Aa3	845,000	936,336

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2023 (Carolinas HealthCare System)	AA-/Aa3	1,400,000	1,667,358

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2024 (Carolinas HealthCare System)	AA-/Aa3	2,855,000	3,362,248

County of Buncombe, 5.00% due 6/1/2022 (Primary, Middle School & Community College Facilities)	AA+/Aa2	1,000,000	1,204,710

County of Buncombe, 5.00% due 6/1/2023 (Primary, Middle School & Community College Facilities)	AA+/Aa2	750,000	909,090

County of Buncombe, 5.00% due 6/1/2024 (Primary, Middle School & Community College Facilities)	AA+/Aa2	600,000	732,372

County of Dare, 4.00% due 6/1/2016 (Educational Facility Capital Projects)	AA-/Aa3	500,000	533,950

County of Dare, 4.00% due 6/1/2017 (Educational Facility Capital Projects)	AA-/Aa3	400,000	437,344

County of Dare, 4.00% due 6/1/2018 (Educational Facility Capital Projects)	AA-/Aa3	425,000	470,998

County of Dare, 4.00% due 6/1/2019 (Educational Facility Capital Projects)	AA-/Aa3	500,000	557,550

County of Dare, 4.00% due 6/1/2020 (Educational Facility Capital Projects)	AA-/Aa3	765,000	851,476

County of Dare, 5.00% due 6/1/2021 (Educational Facility Capital Projects)	AA-/Aa3	1,225,000	1,449,506

County of Dare, 4.00% due 6/1/2022 (Educational Facility Capital Projects)	AA-/Aa3	490,000	540,940

County of Dare, 5.00% due 6/1/2024 (Educational Facility Capital Projects)	AA-/Aa3	700,000	821,191

County of Mecklenburg GO, 4.00% due 8/1/2015	AAA/Aaa	3,135,000	3,266,231

County of Randolph, 5.00% due 10/1/2020	A+/Aa3	500,000	586,530

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	500,000	589,140

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	1,065,000	1,254,868

County of Randolph, 5.00% due 10/1/2022	A+/Aa3	1,945,000	2,300,332

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	400,000	474,144

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	550,000	651,948

County of Wake, 5.00% due 6/1/2015 (Hammond Road Detention Center)	AA+/Aa1	1,135,000	1,184,179

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2016 (Insured: AMBAC)	A-/NR	1,700,000	1,817,844

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: AMBAC)	NR/Baa1	7,500,000	8,779,125

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: BHAC/AMBAC)	AA+/Aa1	5,965,000	6,995,871

North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2019 (Insured: AGM)	AA/A3	3,105,000	3,541,967

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021	A-/Baa1	5,000,000	5,870,400

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022	A-/Baa1	4,715,000	5,534,467

North Carolina Municipal Power Agency, 5.25% due 1/1/2017 (Catawba Electric)	A/A2	3,120,000	3,476,554

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric)	A/A2	15,000,000	16,550,550

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric)	A/A2	4,500,000	5,208,795

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric)	A/A2	1,550,000	1,732,202

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric)	A/A2	1,000,000	1,168,650

North Carolina Municipal Power Agency, 4.00% due 1/1/2022 (Catawba Electric)	A/A2	1,000,000	1,108,530

State of North Carolina, 4.00% due 11/1/2014 (State Capital Projects and Correctional Facilities)	AA+/Aa1	2,000,000	2,026,300

State of North Carolina, 5.00% due 11/1/2019 (State Capital Projects and Correctional Facilities)	AA+/Aa1	23,635,000	28,020,238

Winston-Salem State University, 4.00% due 4/1/2016 (Student Housing and Student Services Facilities)	A-/A3	640,000	673,101

Winston-Salem State University, 4.00% due 4/1/2017 (Student Housing and Student Services Facilities)	A-/A3	645,000	690,124

Winston-Salem State University, 5.00% due 4/1/2019 (Student Housing and Student Services Facilities)	A-/A3	815,000	913,713

Winston-Salem State University, 5.00% due 4/1/2022 (Student Housing and Student Services Facilities)	A-/A3	945,000	1,069,088

North Dakota — 0.06%

County of Ward, 4.00% due 4/1/2020 (Insured: AGM)	AA/A2	2,445,000	2,679,818

North Dakota Public Finance Authority, 4.00% due 6/1/2017 (City of Fargo Flood Mitigation Projects)	AA/NR	1,460,000	1,600,320

Ohio — 3.91%

Akron, Bath & Copley Joint Township Hospital District, 5.00% due 11/15/2021 (Children’s Hospital Medical Center)	NR/A1	1,000,000	1,153,490

Allen County Hospital Facilities, 5.00% due 9/1/2015 (Catholic Healthcare Partners)	AA-/A1	10,000,000	10,532,800

Allen County Hospital Facilities, 5.00% due 9/1/2016 (Catholic Healthcare Partners)	AA-/A1	10,000,000	10,931,600

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	5,500,000	6,288,865

American Municipal Power, Inc., 5.25% due 2/15/2019 (AMP Combined Hydroelectric Projects)	A/A3	5,595,000	6,512,020

American Municipal Power, Inc., 5.00% due 2/15/2020 (AMP Fremont Energy Center)	A/A1	1,865,000	2,183,318

American Municipal Power, Inc., 5.00% due 2/15/2021 (AMP Fremont Energy Center)	A/A1	1,300,000	1,528,397

American Municipal Power, Inc., 5.00% due 2/15/2022 (AMP Fremont Energy Center)	A/A1	2,750,000	3,241,535

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cincinnati City School District Board of Education GO, 5.25% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	1,465,000	1,794,435

City of Akron, 5.00% due 12/1/2021 (Community Learning Centers)	AA+/NR	4,120,000	4,935,224

City of Akron COP, 5.00% due 12/1/2014 (Canal Park Baseball Stadium; Insured: AGM) (ETM)	AA/NR	2,000,000	2,040,600

City of Akron GO, 5.00% due 12/1/2018 pre-refunded 12/1/2015 (Various Municipal Capital Projects; Insured: AMBAC)	AA+/Aa3	2,425,000	2,589,949

City of Akron GO, 5.00% due 12/1/2019 (Various Municipal Capital Projects)	AA-/NR	1,685,000	1,983,751

City of Cleveland, 2.00% due 10/1/2014 (Public Facilities)	AA/A1	855,000	858,736

City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	690,000	727,467

City of Cleveland, 4.00% due 10/1/2018 (Parks & Recreation Facilities)	AA/A1	500,000	557,090

City of Cleveland, 4.00% due 10/1/2019 (Public Facilities)	AA/A1	600,000	671,604

City of Cleveland, 4.00% due 10/1/2019 (Parks & Recreation Facilities)	AA/A1	520,000	582,057

City of Cleveland, 5.00% due 10/1/2020 (Public Facilities)	AA/A1	510,000	601,377

City of Cleveland, 5.00% due 10/1/2020 (Parks & Recreation Facilities)	AA/A1	545,000	642,648

City of Cleveland, 5.00% due 10/1/2021 (Parks & Recreation Facilities)	AA/A1	570,000	675,803

City of Cleveland, 5.00% due 10/1/2022 (Public Facilities)	AA/A1	905,000	1,074,036

City of Cleveland, 5.00% due 10/1/2022 (Parks & Recreation Facilities)	AA/A1	600,000	712,068

City of Cleveland, 5.00% due 11/15/2022 (Parks & Recreation Facilities)	AA/A1	1,030,000	1,223,372

City of Cleveland, 5.00% due 10/1/2023 (Parks & Recreation Facilities)	AA/A1	630,000	750,897

City of Cleveland, 5.00% due 10/1/2023 (Public Facilities)	AA/A1	1,155,000	1,376,645

City of Cleveland COP, 5.00% due 11/15/2016 (Cleveland Stadium)	A/A2	2,200,000	2,417,756

City of Cleveland GO, 5.50% due 10/1/2019 (City Capital Projects; Insured: AMBAC)	AA/A1	1,260,000	1,512,542

City of Columbus GO, 5.00% due 7/1/2014	AAA/Aaa	1,000,000	1,000,140

City of Toledo, 5.00% due 11/15/2018 (Water System Improvements)	AA-/Aa3	1,175,000	1,367,477

City of Toledo, 5.00% due 11/15/2019 (Water System Improvements)	AA-/Aa3	2,260,000	2,668,585

City of Toledo, 5.00% due 11/15/2020 (Water System Improvements)	AA-/Aa3	2,000,000	2,375,380

City of Toledo, 5.00% due 11/15/2021 (Water System Improvements)	AA-/Aa3	2,000,000	2,388,320

City of Toledo, 5.00% due 11/15/2022 (Water System Improvements)	AA-/Aa3	3,255,000	3,879,634

City of Toledo, 5.00% due 11/15/2023 (Water System Improvements)	AA-/Aa3	1,750,000	2,069,515

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM) (ETM)	AA/A2	965,000	1,189,314

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM)	AA/A2	2,035,000	2,362,208

Cleveland State University, 5.00% due 6/1/2019 (Campus Capital Projects)	A+/A1	1,000,000	1,157,730

Cleveland State University, 5.00% due 6/1/2020 (Campus Capital Projects)	A+/A1	700,000	815,080

Cleveland State University, 5.00% due 6/1/2021 (Campus Capital Projects)	A+/A1	1,000,000	1,168,270

Cleveland State University, 5.00% due 6/1/2022 (Campus Capital Projects)	A+/A1	2,000,000	2,328,960

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2019 (Cleveland Museum of Art)	AA+/NR	2,000,000	2,340,640

County of Clermont, 2.00% due 8/1/2016 (Sanitary Sewer System)	NR/Aa3	1,325,000	1,360,696

County of Clermont, 2.00% due 8/1/2016 (Water System )	NR/Aa3	1,855,000	1,905,363

County of Clermont, 4.00% due 8/1/2019 (Sanitary Sewer System)	NR/Aa3	1,420,000	1,564,215

County of Cuyahoga COP, 5.00% due 12/1/2022 (Convention Hotel Project)	AA-/Aa3	9,725,000	11,521,791

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Cuyahoga COP, 5.00% due 12/1/2023 (Convention Hotel Project)	AA-/Aa3	5,645,000	6,687,349

County of Cuyahoga COP, 5.00% due 12/1/2024 (Convention Hotel Project)	AA-/Aa3	11,515,000	13,539,107

County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	3,235,000	3,461,256

County of Montgomery, 6.00% due 11/15/2028 pre-refunded 11/15/2014 (Miami Valley Hospital)	NR/Aa3	2,030,000	2,073,726

County of Montgomery, 6.25% due 11/15/2039 pre-refunded 11/15/2014 (Miami Valley Hospital)	NR/Aa3	2,250,000	2,300,558

Deerfield Township, 5.00% due 12/1/2017	NR/A1	1,000,000	1,107,510

Franklin County Convention Facilities Authority, 4.50% due 12/1/2021 (Greater Columbus Convention Center; Insured: AMBAC)	AA/Aaa	1,000,000	1,056,160

Garfield Heights City School District GO, 5.375% due 12/15/2016 (School Improvements; Insured: Natl-Re)	NR/A1	1,625,000	1,794,065

Greater Cleveland Regional Transportation Authority GO, 5.00% due 12/1/2015 (Insured: Natl-Re)	NR/Aa2	1,000,000	1,064,030

Kent State University, 5.00% due 5/1/2020 (Insured: AGM)	AA/Aa3	1,000,000	1,163,810

Ohio State Air Quality Development Authority, 5.625% due 6/1/2018 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,000,000	5,597,650

Ohio State Air Quality Development Authority, 5.75% due 6/1/2033 put 12/1/2011 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	5,800,000	6,232,506

Ohio State Air Quality Development Authority, 3.375% due 1/1/2034 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	7,200,000	7,335,288

Ohio State Building Authority, 5.00% due 10/1/2015 (Insured: Natl-Re)	AA/Aa2	4,600,000	4,875,218

Ohio State Building Authority, 5.00% due 10/1/2020	AA/Aa2	1,700,000	1,994,661

Ohio State Department Administrative Services COP, 5.00% due 9/1/2015 (Insured: Natl-Re)	AA/Aa2	1,950,000	2,013,473

Ohio State Water Development Authority PCR, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,500,000	5,899,410

Ohio State Water Development Authority PCR, 3.375% due 1/1/2034 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	24,400,000	24,785,032

Penta Career Center COP, 4.00% due 4/1/2017 (School District Facilities Project)	NR/Aa3	1,550,000	1,675,938

RiverSouth Authority, 5.00% due 12/1/2016 (RiverSouth Area Redevelopment)	AA+/Aa2	2,380,000	2,540,483

RiverSouth Authority, 5.00% due 12/1/2019 (RiverSouth Area Redevelopment)	AA+/Aa2	2,500,000	2,926,975

State of Ohio, 4.00% due 12/15/2018 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,121,640

State of Ohio, 4.00% due 12/15/2019 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,124,070

State of Ohio, 5.00% due 10/1/2020 (Cultural and Sports Capital Facilities)	AA/Aa2	3,845,000	4,500,572

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,186,900

State of Ohio, 5.00% due 12/15/2021 (Major New Street Infrastructure Project)	AA/Aa2	2,500,000	2,986,250

State of Ohio GO, 4.00% due 10/1/2014 (Revitalization Project) (ETM)	AA-/NR	2,075,000	2,095,211

State of Ohio GO, 5.00% due 8/1/2015 (Educational Facilities Projects)	AA+/Aa1	5,000,000	5,263,600

State of Ohio GO, 5.00% due 8/1/2015 (Higher Education Facility Projects)	AA+/Aa1	6,010,000	6,326,847

State of Ohio GO, 5.50% due 9/15/2019 (Common Schools Capital Facilities)	AA+/Aa1	4,150,000	5,003,489

State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 pre-refunded 7/1/2016 (Kenyon College)	A+/A1	3,500,000	3,826,550

University of Akron Ohio, 5.00% due 1/1/2018 (Insured: AGM)	AA/A1	3,415,000	3,881,523

Youngstown City School District GO, 3.00% due 12/1/2015 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,000,000	1,034,470

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Youngstown City School District GO, 3.00% due 12/1/2016 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,440,000	1,519,070

Youngstown City School District GO, 4.00% due 12/1/2017 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,480,000	1,626,594

Youngstown City School District GO, 4.00% due 12/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,545,000	1,723,448

Youngstown City School District GO, 4.00% due 12/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,605,000	1,795,738

Youngstown City School District GO, 4.00% due 12/1/2020 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,670,000	1,870,049

Youngstown City School District GO, 4.00% due 12/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,735,000	1,909,506

Youngstown City School District GO, 4.00% due 12/1/2022 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,805,000	1,955,970

Youngstown City School District GO, 4.00% due 12/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,700,000	1,818,031

Oklahoma — 1.52%

Canadian County Educational Facilities Authority, 4.00% due 9/1/2019 (Mustang Public Schools)	A+/NR	1,410,000	1,546,305

Canadian County Educational Facilities Authority, 4.50% due 9/1/2020 (Mustang Public Schools)	A+/NR	2,690,000	3,013,634

Canadian County Educational Facilities Authority, 4.50% due 9/1/2021 (Mustang Public Schools)	A+/NR	2,290,000	2,562,762

Cleveland County ISD No. 29 GO, 1.50% due 3/1/2017 (Norman School District)	NR/Aa2	3,630,000	3,709,352

Comanche County Hospital Authority, 5.25% due 7/1/2015 (Insured: Radian)	BBB-/NR	1,340,000	1,384,381

Oklahoma County Finance Authority, 3.00% due 9/1/2015 (Western Heights Public Schools)	A+/NR	375,000	385,455

Oklahoma County Finance Authority, 5.00% due 9/1/2016 (Western Heights Public Schools)	A+/NR	3,000,000	3,269,940

Oklahoma County Finance Authority, 5.00% due 9/1/2017 (Western Heights Public Schools)	A+/NR	4,075,000	4,550,023

Oklahoma County Finance Authority, 4.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	250,000	272,723

Oklahoma County Finance Authority, 5.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	2,120,000	2,417,160

Oklahoma County Finance Authority, 5.00% due 9/1/2020 (Western Heights Public Schools)	A+/NR	2,000,000	2,281,640

Oklahoma County ISD No. 1 GO, 1.00% due 1/1/2016	A+/NR	4,075,000	4,115,913

Oklahoma DFA, 5.00% due 8/15/2017 (INTEGRIS Health)	AA-/Aa3	4,375,000	4,912,862

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health)	AA-/Aa3	500,000	574,615

Oklahoma DFA, 0.04% due 8/15/2033 put 7/1/2014 (INTEGRIS Health; Insured: AGM; SPA: JPMorgan Chase Bank) (daily demand notes)	AA/Aa3	49,000,000	49,000,000

Oklahoma State Industrial Authority, 5.00% due 7/1/2016 (Medical Research Foundation)	NR/A1	1,165,000	1,258,864

Oklahoma State Industrial Authority, 5.25% due 7/1/2017 (Medical Research Foundation)	NR/A1	1,075,000	1,201,678

Tulsa County Industrial Authority, 4.50% due 9/1/2020 (Broken Arrow Public Schools)	AA-/NR	1,585,000	1,818,787

Tulsa County Industrial Authority, 4.50% due 9/1/2021 (Broken Arrow Public Schools)	AA-/NR	8,775,000	10,075,192

Tulsa County ISD No. 3 GO, 2.00% due 4/1/2015 (Broken Arrow School District)	AA/NR	2,000,000	2,028,060

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tulsa County ISD No. 3 GO, 2.00% due 4/1/2016 (Broken Arrow School District)	AA/NR	1,725,000	1,774,076

Tulsa Parking Authority, 3.00% due 7/1/2017	AA-/NR	1,470,000	1,557,200

Oregon — 0.17%

Clackamas County, 5.00% due 7/15/2037 put 7/15/2014 (Legacy Health System)	A+/A1	6,465,000	6,477,736

Oregon Facilities Authority, 5.00% due 3/15/2015 (Legacy Health System)	A+/A1	1,635,000	1,685,195

Oregon Facilities Authority, 5.00% due 3/15/2016 (Legacy Health System)	A+/A1	1,000,000	1,071,740

Oregon Facilities Authority, 4.50% due 3/15/2018 (Legacy Health System)	A+/A1	1,100,000	1,217,469

Oregon State Department of Administrative Services COP, 5.00% due 11/1/2014 (Insured: Natl-Re)	AA/Aa2	1,000,000	1,016,580

Pennsylvania — 4.30%

Adams County IDA, 5.00% due 8/15/2014 (Gettysburg College)	A/A2	1,000,000	1,005,790

Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)	A/A2	1,250,000	1,363,313

Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)	A/A2	1,340,000	1,505,182

Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)	A/A2	1,765,000	2,049,271

Allegheny County Hospital Development Authority, 5.00% due 6/15/2017 (University of Pittsburgh Medical Center)	A+/Aa3	3,000,000	3,356,280

Allegheny County Hospital Development Authority, 5.00% due 9/1/2017 (University of Pittsburgh Medical Center)	A+/Aa3	1,875,000	2,107,912

Allegheny County Hospital Development Authority, 5.00% due 5/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	5,915,000	6,747,418

Allegheny County Hospital Development Authority, 5.00% due 6/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,310,000	3,794,518

Allegheny County Hospital Development Authority, 5.00% due 9/1/2018 (University of Pittsburgh Medical Center)	A+/Aa3	2,100,000	2,415,462

Allegheny County Redevelopment Authority, 5.10% due 7/1/2014 (Pittsburgh Mills)	NR/NR	465,000	465,056

Altoona Area School District GO, 3.25% due 12/1/2016 (Insured: AGM) (State Aid Withholding)	AA/NR	1,475,000	1,563,117

Altoona Area School District GO, 3.00% due 12/1/2022 (Insured: AGM) (State Aid Withholding)	AA/NR	1,335,000	1,364,196

Athens Area School District GO, 2.00% due 4/15/2016 (Insured: AGM) (State Aid Withholding)	NR/A1	470,000	482,521

Athens Area School District GO, 3.00% due 4/15/2018 (Insured: AGM) (State Aid Withholding)	NR/A1	2,600,000	2,773,056

Athens Area School District GO, 3.00% due 4/15/2019 (Insured: AGM) (State Aid Withholding)	NR/A1	2,680,000	2,823,353

Chester County School Authority, 5.00% due 4/1/2016 (Intermediate School; Insured: AMBAC)	A+/NR	1,915,000	2,028,828

City of Philadelphia, 5.00% due 6/15/2017 (Water and Wastewater System; Insured: AGM)	AA/A1	5,570,000	6,273,658

City of Philadelphia, 5.00% due 7/1/2022 pre-refunded 7/1/2015 (Water and Wastewater System; Insured: AGM)	AA/A1	1,155,000	1,210,994

City of Philadelphia Gas Works, 5.375% due 7/1/2014 (Richmond LNG Plant; Insured: AGM)	AA/A2	7,280,000	7,281,019

City of Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: AGM)	AA/A2	3,000,000	3,023,640

City of Philadelphia Gas Works, 5.00% due 10/1/2014 (Insured: AMBAC)	BBB+/Baa2	1,925,000	1,946,521

City of Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)	AA/A2	3,315,000	3,340,293

City of Philadelphia Gas Works, 5.00% due 10/1/2017 (Insured: AMBAC)	BBB+/Baa2	400,000	446,092

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Philadelphia Gas Works, 5.00% due 7/1/2018 (Insured: AGM)	AA/A2	1,395,000	1,585,738

City of Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)	A+/A1	460,000	463,882

City of Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)	AA/A1	3,030,000	3,321,395

City of Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)	AA/A1	2,210,000	2,434,823

City of Pittsburgh GO, 5.25% due 9/1/2018 (Insured: AGM)	AA/A1	3,240,000	3,566,495

Commonwealth of Pennsylvania GO, 5.00% due 10/1/2022	AA/Aa2	575,000	630,396

Commonwealth of Pennsylvania State Public School Building Authority, 5.00% due 10/1/2016 (Harrisburg Area Community College Project)	A/NR	1,390,000	1,510,916

County of Allegheny GO, 5.00% due 11/1/2019 (Insured: Natl-Re)	AA-/A1	1,260,000	1,279,316

County of Lehigh GO, 4.00% due 11/15/2014	NR/Aa1	3,190,000	3,236,670

Cumberland Valley School District GO, 5.00% due 11/15/2018 (Insured: AGM) (State Aid Withholding)	NR/Aa3	3,590,000	3,816,206

Economy Borough Municipal Authority, 3.00% due 12/15/2014 (Beaver County Sewer System; Insured: BAM)	AA/NR	330,000	333,973

Economy Borough Municipal Authority, 3.00% due 12/15/2016 (Beaver County Sewer System; Insured: BAM)	AA/NR	505,000	532,356

Economy Borough Municipal Authority, 3.00% due 12/15/2018 (Beaver County Sewer System; Insured: BAM)	AA/NR	435,000	463,610

Economy Borough Municipal Authority, 4.00% due 12/15/2020 (Beaver County Sewer System; Insured: BAM)	AA/NR	605,000	670,963

Economy Borough Municipal Authority, 4.00% due 12/15/2022 (Beaver County Sewer System; Insured: BAM)	AA/NR	1,180,000	1,294,979

Geisinger Authority, 0.02% due 6/1/2041 put 7/1/2014 (Geisinger Health System; SPA: JPMorgan Chase Bank) (daily demand notes)	AA/Aa2	31,815,000	31,815,000

Geisinger Authority, 0.02% due 6/1/2041 put 7/1/2014 (Geisinger Health System; SPA: JPMorgan Chase Bank) (daily demand notes)	AA/Aa2	17,780,000	17,780,000

Hospitals and Higher Educational Facilities Authority of Philadelphia, 0.03% due 7/1/2022 put 7/1/2014 (The Children’s Hospital of Philadelphia; SPA: JPMorgan Chase Bank) (daily demand notes)	AA/Aa2	6,320,000	6,320,000

Lancaster County Solid Waste Management Authority, 5.00% due 12/15/2023 (Harrisburg Resource Recovery Facility)	AA-/NR	2,680,000	3,136,726

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2024 (Harrisburg Resource Recovery Facility)	AA-/NR	4,000,000	4,712,640

Monroeville Finance Authority, 5.00% due 2/15/2021 (University of Pittsburgh Medical Center)	A+/Aa3	2,400,000	2,825,304

Monroeville Finance Authority, 5.00% due 2/15/2022 (University of Pittsburgh Medical Center)	A+/Aa3	1,250,000	1,466,413

Montgomery County Higher Education & Health Authority, 5.00% due 6/1/2022 (Abington Memorial Hospital)	A/NR	3,000,000	3,458,550

Montgomery County IDA, 5.00% due 8/1/2016 (Regional Medical Center; Insured: FHA)	AA/Aa2	995,000	1,086,301

Montgomery County IDA, 5.00% due 2/1/2017 (Regional Medical Center; Insured: FHA)	AA/Aa2	995,000	1,098,580

Montgomery County IDA, 5.00% due 2/1/2020 (Regional Medical Center; Insured: FHA)	AA/Aa2	995,000	1,152,329

Northampton Borough Municipal Authority, 4.00% due 5/15/2021 (Water System; Insured: AGM)	NR/A1	500,000	540,440

Northampton Borough Municipal Authority, 4.00% due 5/15/2022 (Water System; Insured: AGM)	NR/A1	1,185,000	1,273,105

Northampton Borough Municipal Authority, 3.00% due 5/15/2023 (Water System; Insured: AGM)	NR/A1	1,255,000	1,249,716

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Norwin School District GO, 4.00% due 4/1/2018 (Insured: AGM) (State Aid Withholding)	AA/A1	1,835,000	2,017,656

Pennsylvania Economic Development Financing Authority, 5.00% due 7/1/2016 (Pennsylvania Dept. of Labor and Industry)	AA+/Aaa	10,000,000	10,939,900

Pennsylvania Economic Development Financing Authority, 3.70% due 11/1/2021 put 5/1/2015 (Waste Management, Inc.)	A-/NR	7,750,000	7,964,520

Pennsylvania Economic Development Financing Authority, 1.75% due 12/1/2033 put 12/1/2015 (Waste Management, Inc.)	A-/NR	2,000,000	2,038,740

Pennsylvania Economic Development Financing Authority, 3.00% due 12/1/2037 put 9/1/2015 (PPL Energy Supply)	BB/Ba1	14,000,000	14,264,040

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	5,600,000	6,489,112

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2020 (University of Pittsburgh Medical Center)	A+/Aa3	5,100,000	5,951,190

Pennsylvania Higher Educational Facilities Authority, 4.00% due 10/1/2022 (Shippensburg University Student Services, Inc. Student Housing)	BBB-/Baa3	1,825,000	1,854,456

Pennsylvania Higher Educational Facilities Authority, 5.00% due 11/1/2023 (Saint Joseph’s University)	A-/NR	1,075,000	1,200,141

Philadelphia Authority for Industrial Development, 5.00% due 8/1/2020 (Mast Charter School)	BBB+/NR	685,000	710,852

Philadelphia Parking Authority, 5.00% due 9/1/2016	A/A1	1,500,000	1,631,220

Philadelphia Parking Authority, 5.00% due 9/1/2017	A/A1	1,020,000	1,136,882

Philadelphia School District GO, 4.50% due 9/1/2017 (State Aid Withholding)	A+/Aa3	2,270,000	2,492,006

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	A+/Aa3	18,410,000	21,085,709

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	A+/Aa3	4,210,000	4,821,881

Philadelphia School District GO, 5.25% due 9/1/2021 (State Aid Withholding)	A+/Aa3	2,265,000	2,588,351

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2023	A/A2	2,520,000	2,938,874

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2024	A/A2	7,365,000	8,612,852

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2024	A/A2	2,395,000	2,800,785

Plum Borough School District GO, 2.00% due 9/15/2014 (Insured: BAM) (State Aid Withholding)	AA/NR	1,000,000	1,003,340

Plum Borough School District GO, 2.00% due 9/15/2015 (Insured: BAM) (State Aid Withholding)	AA/NR	850,000	866,159

Plum Borough School District GO, 3.00% due 9/15/2016 (Insured: BAM) (State Aid Withholding)	AA/NR	750,000	787,538

Plum Borough School District GO, 3.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	240,000	255,209

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	740,000	819,446

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	390,000	433,360

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	395,000	438,916

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	1,205,000	1,338,972

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	1,455,000	1,614,337

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	1,610,000	1,780,982

Plum Borough School District GO, 5.00% due 9/15/2022 (Insured: BAM) (State Aid Withholding)	AA/NR	1,410,000	1,653,408

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	1,495,000	1,746,429

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	470,000	549,045

Plum Borough School District GO, 5.00% due 9/15/2024 (Insured: BAM) (State Aid Withholding)	AA/NR	1,885,000	2,178,645

Saint Mary Hospital Authority, 5.00% due 11/15/2021 (Catholic Health East Issue)	AA-/Aa2	2,900,000	2,947,038

School District of Pittsburgh GO, 5.50% due 9/1/2016 (Insured: AGM) (State Aid Withholding)	AA/Aa3	4,000,000	4,418,360

Wayne County Hospital and HFA, 2.00% due 7/1/2016 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	500,000	511,695

Wayne County Hospital and HFA, 2.00% due 7/1/2017 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,000,000	1,024,120

Wayne County Hospital and HFA, 2.00% due 7/1/2018 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	625,000	637,094

Wayne County Hospital and HFA, 3.00% due 7/1/2019 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,185,000	1,240,150

West Mifflin Area School District GO, 3.70% due 10/1/2015 (Insured: AGM) (State Aid Withholding)	AA/A2	2,210,000	2,304,013

Rhode Island — 1.71%

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2018 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	870,000	1,011,558

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2019 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,250,000	1,476,725

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2020 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,300,000	1,554,696

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2021 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,000,000	2,412,880

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2022 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,280,000	2,767,943

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2023 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,380,000	2,901,648

Rhode Island Convention Center Authority, 5.25% due 5/15/2015 (Convention Center and Parking Projects; Insured: Natl-Re)	AA-/A3	390,000	398,069

Rhode Island Convention Center Authority, 5.00% due 5/15/2018 (Convention Center and Parking Projects)	AA-/Aa3	5,365,000	6,118,461

Rhode Island Convention Center Authority, 5.00% due 5/15/2019 (Convention Center and Parking Projects)	AA-/Aa3	7,310,000	8,435,228

Rhode Island Convention Center Authority, 5.00% due 5/15/2020 (Convention Center and Parking Projects)	AA-/Aa3	5,890,000	6,837,171

Rhode Island Convention Center Authority, 5.00% due 5/15/2021 (Convention Center and Parking Projects; Insured: AGM)	AA/Aa3	2,000,000	2,078,640

Rhode Island Convention Center Authority, 5.00% due 5/15/2022 (Convention Center and Parking Projects; Insured: AGM)	AA/Aa3	125,000	129,915

Rhode Island Health & Educational Building Corp., 4.00% due 9/15/2015 (University of Rhode Island Auxiliary Enterprise)	A+/A1	500,000	521,480

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island Auxiliary Enterprise)	A+/A1	750,000	873,660

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2023 (University of Rhode Island Auxiliary Enterprise)	A+/A1	1,400,000	1,633,002

State of Rhode Island and Providence Plantations, 5.00% due 10/1/2014 (Department of Children, Youth, and Families; Insured: MBIA) (ETM)	AA-/Aa3	1,000,000	1,012,250

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2015 (Shepard’s Building; Insured: AGM)	AA/Aa3	800,000	845,984

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Kent County Courthouse)	AA-/Aa3	600,000	694,326

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Training School Project)	AA-/Aa3	1,575,000	1,822,606

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Kent County Courthouse)	AA-/Aa3	1,375,000	1,592,827

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Training School Project)	AA-/Aa3	1,405,000	1,627,580

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Kent County Courthouse)	AA-/Aa3	2,000,000	2,327,180

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Training School Project)	AA-/Aa3	3,540,000	4,119,109

	State of Rhode Island and Providence Plantations COP, 5.00% due 4/1/2022 (Energy Conservation Project)	AA-/Aa3	2,020,000	2,346,472

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Kent County Courthouse)	AA-/Aa3	2,100,000	2,446,227

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Training School Project)	AA-/Aa3	3,620,000	4,216,829

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Kent County Courthouse)	AA-/Aa3	1,500,000	1,746,030

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Training School Project)	AA-/Aa3	1,705,000	1,984,654

	State of Rhode Island and Providence Plantations GO, 5.00% due 10/1/2019 (Consolidated Capital Development Loan)	AA/Aa2	5,000,000	5,864,000

	State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2020 (Consolidated Capital Development Loan)	AA/Aa2	8,365,000	9,870,533

	State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2020 (Consolidated Capital Development Loan)	AA/Aa2	1,200,000	1,350,156

	State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2021 (Consolidated Capital Development Loan)	AA/Aa2	16,535,000	19,658,792

	State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2021 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,123,360

	State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2022 (Consolidated Capital Development Loan)	AA/Aa2	9,825,000	11,734,096

	State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2022 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,117,370

South Carolina — 0.57%

	Berkeley County School District, 5.00% due 12/1/2020 (School Facility Equipment Acquisition)	A+/NR	550,000	639,831

	Berkeley County School District, 5.00% due 12/1/2021 (School Facility Equipment Acquisition)	A+/NR	1,000,000	1,165,670

	Berkeley County School District, 5.00% due 12/1/2024 (School Facility Equipment Acquisition)	A+/NR	2,000,000	2,321,740

	City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2016 (Convention Center Complex)	AA-/NR	1,560,000	1,702,288

	City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 Convention Center Complex)	AA-/NR	710,000	792,900

	County of Charleston, 5.00% due 12/1/2022 (South Aviation Ave. Construction)	AA+/NR	1,810,000	2,165,629

	County of Charleston, 5.00% due 12/1/2023 (South Aviation Ave. Construction)	AA+/NR	2,460,000	2,959,478

	Greenville County School District, 5.50% due 12/1/2016 (Building Equity Sooner for Tomorrow)	AA/Aa2	3,500,000	3,924,515

	Greenwood County, 5.00% due 10/1/2022 (Self Regional Healthcare)	A+/A1	1,000,000	1,136,270

	Greenwood Fifty Facilities School District, 5.00% due 12/1/2015 (Insured: AGM)	AA/A1	1,000,000	1,064,280

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Greenwood Fifty Facilities School District, 5.00% due 12/1/2016 (Insured: AGM)	AA/A1	1,000,000	1,101,360

Lexington One School Facilities Corp., 5.00% due 12/1/2015 (Lexington County School District No. 1) (ETM)	NR/Aa3	1,000,000	1,067,430

Medical University Hospital Authority, 4.85% due 8/15/2026 pre-refunded 8/15/2014 (Medical University of South Carolina First Phase Expansion; Insured: Natl-Re/FHA)	AA-/A3	4,100,000	4,123,944

Piedmont Municipal Power Agency, 6.75% due 1/1/2019 (Insured: Natl-Re)	NR/A3	3,800,000	4,641,396

School District of Beaufort County GO, 5.00% due 3/1/2015 (Educational Capital Improvements; Insured: SCSDE)	AA/Aa1	1,000,000	1,032,620

South Carolina Jobs Economic Development Authority, 5.00% due 8/15/2014 (CareAlliance Health Services; Insured: AGM) (ETM)	AA/A2	4,000,000	4,020,440

South Carolina Jobs Economic Development Authority, 5.00% due 8/15/2015 (CareAlliance Health Services; Insured: AGM) (ETM)	AA/A2	3,000,000	3,133,110

State of South Carolina GO, 5.00% due 4/1/2015 (Transportation Infrastructure) (State Aid Withholding)	AA+/Aaa	2,070,000	2,145,824

South Dakota — 0.38%

South Dakota Building Authority, 4.50% due 6/1/2016 (Insured: Natl-Re)	AA/A3	2,000,000	2,148,960

South Dakota Building Authority, 5.00% due 6/1/2022	AA/Aa2	500,000	589,995

South Dakota Building Authority, 5.00% due 6/1/2024	AA/Aa2	1,000,000	1,170,550

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2015 (Regional Health)	NR/A1	1,390,000	1,467,993

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2015 (Sanford Health)	A+/A1	1,310,000	1,388,757

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2016 (Regional Health)	NR/A1	1,000,000	1,091,870

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2017 (Prairie Lakes Health)	A+/NR	2,215,000	2,408,237

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2017 (Regional Health)	NR/A1	1,100,000	1,233,727

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2018 (Prairie Lakes Health)	A+/NR	2,290,000	2,528,412

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,275,000	1,457,618

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,000,000	1,137,000

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2019 (Prairie Lakes Health)	A+/NR	2,440,000	2,722,137

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2020 (Regional Health)	NR/A1	1,000,000	1,166,940

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Avera Health)	AA-/A1	1,670,000	1,944,298

South Dakota Housing Development Authority, 4.00% due 11/1/2016 (Single Family Mtg)	NR/Aa3	1,040,000	1,113,746

South Dakota Housing Development Authority, 4.00% due 11/1/2017 (Single Family Mtg)	NR/Aa3	1,055,000	1,147,903

South Dakota Housing Development Authority, 4.00% due 11/1/2018 (Single Family Mtg)	NR/Aa3	1,165,000	1,283,003

Tennessee — 0.64%

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014	NR/Baa2	3,200,000	3,264,192

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2015	NR/Baa2	3,500,000	3,717,455

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	NR/Baa2	6,000,000	6,790,260

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hallsdale-Powell Utility District, 3.00% due 4/1/2016	AA/NR	500,000	522,415

Metropolitan Government of Nashville & Davidson County, 6.50% due 12/1/2014 (Water and Sewer Systems) (ETM)	AA-/Aaa	1,545,000	1,586,267

Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015	A-/Baa2	3,000,000	3,147,780

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017	A-/Baa1	5,000,000	5,430,250

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017	A-/Baa2	11,000,000	12,239,370

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018	A-/Baa2	5,000,000	5,648,950

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	A-/Baa2	1,190,000	1,365,715

Texas — 9.19%

Amarillo Health Facilities Corp., 5.50% due 1/1/2015 (Baptist St. Anthony’s Hospital Corp.; Insured: AGM) (ETM)	NR/A2	1,065,000	1,087,503

Amarillo ISD GO, 3.00% due 2/1/2015 (Guaranty: PSF)	AAA/Aaa	1,110,000	1,128,803

Austin Community College Public Facilities Corp., 5.25% due 8/1/2017 (Round Rock Campus)	AA/Aa2	1,500,000	1,698,705

Bexar Metropolitan Water District, 4.50% due 5/1/2021 (Waterworks System; Insured: Natl-Re)	AA-/A1	1,200,000	1,279,068

Brazos River Authority, 4.90% due 10/1/2015 (Center Point Energy; Insured: Natl-Re)	AA-/A3	4,685,000	4,927,214

Brownwood ISD GO, 5.25% due 2/15/2017 (Educational Facilities; Insured: Natl-Re)	NR/A1	1,310,000	1,349,863

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2015 (Roman Catholic Diocese of Austin)	NR/Baa1	1,100,000	1,132,142

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2018 (Roman Catholic Diocese of Austin)	NR/Baa1	1,370,000	1,516,289

Cities of Dallas and Fort Worth, 5.00% due 11/1/2014 (DFW International Airport Development Plan)	A+/A2	1,300,000	1,321,333

Cities of Dallas and Fort Worth, 5.00% due 11/1/2015 (DFW International Airport Development Plan)	A+/A2	3,370,000	3,584,298

Cities of Dallas and Fort Worth, 5.25% due 11/1/2023 (DFW International Airport Terminal Renewal & Improvement Program)	A+/A2	3,000,000	3,562,950

City of Austin, 5.00% due 5/15/2015 (Water and Wastewater System; Insured: AMBAC)	AA/Aa2	1,520,000	1,584,478

City of Austin, 5.00% due 5/15/2016 (Water and Wastewater System; Insured: Natl-Re)	AA/Aa2	1,500,000	1,598,805

City of Austin, 5.00% due 11/15/2022 (Water and Wastewater System)	AA/Aa2	2,640,000	3,156,542

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,500,000	1,754,190

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,520,000	1,779,555

City of Brownsville, 5.00% due 9/1/2023 (Water, Wastewater & Electric Utilities Systems)	A+/A2	2,380,000	2,799,332

City of Bryan, 4.00% due 7/1/2014 (Electric System)	A+/A2	1,300,000	1,300,143

City of Bryan, 5.00% due 7/1/2015 (Electric System)	A+/A2	1,150,000	1,204,073

City of Bryan, 5.00% due 7/1/2019 (Electric System)	A+/A2	8,000,000	8,804,240

City of Dallas GO, 5.00% due 2/15/2018 pre-refunded 2/15/2015	AA+/Aa1	3,375,000	3,477,161

City of Denton GO, 4.00% due 2/15/2015	AA/Aa2	3,445,000	3,527,335

City of Denton GO, 4.00% due 2/15/2016	AA/Aa2	3,535,000	3,745,368

City of Denton GO, 5.00% due 2/15/2017	AA/Aa2	3,675,000	4,095,236

City of Denton GO, 5.00% due 2/15/2019	AA/Aa2	3,990,000	4,652,021

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Denton GO, 5.00% due 2/15/2020	AA/Aa2	4,195,000	4,834,989

	City of Houston, 5.00% due 9/1/2014 (Convention & Entertainment Facilities Department)	A-/A2	2,000,000	2,016,460

	City of Houston, 5.00% due 9/1/2014 (Convention & Entertainment Facilities Department)	A-/A2	1,300,000	1,310,699

	City of Houston, 5.00% due 7/1/2015 (Airport System)	AA-/Aa3	2,600,000	2,725,216

	City of Houston, 5.00% due 7/1/2017 (Airport System)	AA-/Aa3	1,600,000	1,796,448

	City of Houston, 5.00% due 7/1/2018 (Airport System)	AA-/Aa3	1,000,000	1,147,230

	City of Houston, 0% due 9/1/2020 (Insured: AGM/AMBAC)	AA/A2	3,650,000	3,056,546

	City of Houston, 5.00% due 5/15/2022 (Combined Utility System)	AA/NR	3,000,000	3,615,030

[a]	City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	AA/Aa2	5,000,000	6,052,150

	City of Houston, 5.00% due 5/15/2023 (Combined Utility System)	AA/NR	4,445,000	5,389,785

[a]	City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	AA/Aa2	5,000,000	6,073,800

	City of Houston, 5.00% due 5/15/2024 (Combined Utility System)	AA/NR	7,250,000	8,810,635

[a]	City of Houston, 5.00% due 11/15/2024 (Combined Utility System)	AA/Aa2	5,000,000	6,105,950

	City of Houston COP, 6.25% due 12/15/2014 (Water Conveyance System; Insured: AMBAC)	NR/NR	2,850,000	2,909,137

	City of Laredo, 5.00% due 3/15/2015 (Sports Venue Improvement; Insured: AMBAC)	A+/A1	1,930,000	1,989,579

	City of Laredo GO, 5.00% due 2/15/2018 (Streets, Sidewalks, Drainage, Signals, Lighting; Insured: Natl-Re)	AA/Aa2	2,000,000	2,219,980

	City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2020 (University of the Incarnate Word Project)	NR/A3	3,620,000	4,232,468

	City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2021 (University of the Incarnate Word Project)	NR/A3	1,000,000	1,173,050

	City of San Antonio, 5.00% due 2/1/2022 (CPS Energy)	AA/Aa1	20,000,000	24,027,600

	City of San Antonio, 5.25% due 2/1/2024 (CPS Energy)	AA/Aa1	7,000,000	8,680,490

	City of San Antonio GO, 4.00% due 2/1/2015 (City Public Facility Improvements)	AAA/Aaa	1,000,000	1,022,830

	City of San Antonio Public Facilities Corp., 5.00% due 9/15/2022 (Convention Center Refinancing & Expansion)	AA+/Aa2	1,450,000	1,708,506

	City of Weslaco GO, 5.25% due 2/15/2019 (Waterworks and Sewer System; Insured: Natl-Re)	AA-/A3	2,835,000	3,099,931

	Clifton Higher Education Finance Corp., 5.00% due 8/15/2016 (IDEA Public Schools)	BBB/NR	225,000	242,735

	Clifton Higher Education Finance Corp., 5.00% due 8/15/2017 (IDEA Public Schools)	BBB/NR	315,000	348,327

	Clifton Higher Education Finance Corp., 5.00% due 8/15/2018 (IDEA Public Schools)	BBB/NR	325,000	366,298

	Clifton Higher Education Finance Corp., 5.00% due 8/15/2019 (IDEA Public Schools)	BBB/NR	445,000	508,546

	Clifton Higher Education Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools)	BBB/NR	1,100,000	1,222,441

	Collin County GO, 5.00% due 2/15/2016 (Road and Highway Construction)	AAA/Aaa	1,465,000	1,577,659

	Corpus Christi Business & Job Development Corp., 5.00% due 3/1/2021 (Seawall Project)	A+/A1	625,000	727,613

	Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018	A+/A1	5,240,000	4,866,860

	Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	A+/A1	5,200,000	5,904,548

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A-/A3	1,160,000	1,289,027

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A-/A3	1,260,000	1,400,150

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A-/A3	1,935,000	2,131,848

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A-/A3	2,035,000	2,242,021

Dallas County Utility & Reclamation District, 5.00% due 2/15/2019 (Insured: AMBAC)	A-/A3	2,175,000	2,386,149

Decatur ISD GO, 3.00% due 8/15/2015 (Wise County; Guaranty: PSF)	AAA/NR	1,710,000	1,765,404

Grayson County GO, 1.625% due 1/1/2017 (State Highway Toll System)	AA/Aa2	1,200,000	1,229,904

Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)	AA/Aa2	2,000,000	2,245,140

Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)	AA/Aa2	3,000,000	3,580,320

Guadalupe-Blanco River Authority PCR, 5.625% due 10/1/2017 (AEP Texas Central Co.)	BBB/Baa1	5,000,000	5,619,950

Gulf Coast Waste Disposal Authority, 3.00% due 10/1/2014 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	210,000	211,407

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2016 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	500,000	536,810

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2017 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	800,000	875,792

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2019 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,000,000	1,158,570

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2020 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	2,000,000	2,316,840

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,635,000	1,895,406

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 pre-refunded 10/1/2014 (Bayport Area Wastewater Treatment System; Insured: AMBAC)	A/NR	2,265,000	2,292,905

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2015 (Texas Medical Center Central Heating and Cooling Services Corp.)	AA/Aa3	1,450,000	1,543,598

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2018 (Texas Medical Center Central Heating and Cooling Services Corp.)	AA/Aa3	1,365,000	1,587,167

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2019 (Texas Medical Center Central Heating and Cooling Services Corp.)	AA/Aa3	1,000,000	1,175,000

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2022 (Memorial Hermann Health)	A+/A1	200,000	237,550

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2023 (Memorial Hermann Health)	A+/A1	400,000	475,292

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2024 (Memorial Hermann Health)	A+/A1	3,000,000	3,585,300

Harris County Cultural Education Facilities Finance Corp., 0.03% due 9/1/2031 put 7/1/2014 (Texas Medical Center; LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	7,075,000	7,075,000

Harris County GO, 4.00% due 10/1/2015 (County Permanent Improvements)	AA+/NR	2,995,000	3,138,880

Harris County GO, 5.00% due 10/1/2015 (County Permanent Improvements)	AA+/NR	4,000,000	4,242,160

Harris County Health Facilities Development Corp., 0.03% due 10/1/2014 put 7/1/2014 (Texas Children’s Hospital; SPA: Wells Fargo Bank N.A.) (daily demand notes)	AA/Aa2	30,095,000	30,095,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Harris County Health Facilities Development Corp., 5.00% due 7/1/2016 (CHRISTUS Health System; Insured: AGM)	AA/A1	6,260,000	6,812,758

Harris County Health Facilities Development Corp., 7.00% due 12/1/2027 pre-refunded 12/1/2018 (Memorial Hermann Healthcare System; LOC: JPMorgan Chase Bank)	NR/A1	1,245,000	1,562,214

Harris County Hospital District, 5.00% due 2/15/2017 (Insured: Natl-Re)	AA-/A2	1,500,000	1,637,355

Houston Higher Education Finance Corp., 5.875% due 5/15/2021 (Cosmos Foundation, Inc.)	BBB/NR	1,865,000	2,115,208

Houston ISD GO, 5.00% due 2/15/2015 (Harris County School Buildings)	AA+/Aaa	2,450,000	2,523,843

Houston ISD GO, 3.00% due 7/15/2015 (Harris County School Buildings)	AA+/Aaa	2,000,000	2,059,620

Houston ISD GO, 1.50% due 6/1/2036 put 6/1/2015 (Harris County School Buildings; Guaranty: PSF)	AAA/Aaa	10,000,000	10,109,600

Houston ISD GO, 2.00% due 6/1/2037 put 6/1/2016 (Harris County School Buildings; Guaranty: PSF)	AAA/Aaa	10,000,000	10,284,800

Houston ISD Public Facility Corp., 0% due 9/15/2014 (West Side High School; Insured: AMBAC)	AA/Aa2	6,190,000	6,185,915

Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)	AAA/NR	2,170,000	2,031,229

Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)	AAA/Aaa	1,000,000	938,770

Kerrville Health Facilities Development Corp., 5.25% due 8/15/2021 (Sid Peterson Memorial Hospital)	BBB/NR	4,000,000	4,104,800

Lower Colorado River Authority, 5.875% due 5/15/2016 (Insured: BHAC/FSA)	NR/Aa1	2,210,000	2,220,276

Lower Colorado River Authority, 5.00% due 5/15/2025	A/A1	8,075,000	9,273,572

Mission Economic Development Corp., 3.75% due 12/1/2018 put 5/1/2015 (Waste Management, Inc.)	A-/NR	8,500,000	8,762,650

New Caney ISD GO, 5.00% due 2/15/2024 (Guaranty: PSF)	AAA/Aaa	865,000	1,044,289

North East ISD GO, 5.00% due 8/1/2016 (Guaranty: PSF)	AAA/Aaa	2,000,000	2,193,920

North East ISD GO, 2.00% due 8/1/2043 put 8/1/2015 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	44,745,000	45,481,503

North Texas University, 5.00% due 4/15/2016	NR/Aa2	2,250,000	2,435,220

Nueces River Authority, 5.00% due 7/15/2015 (City of Corpus Christi Lake Texana Project; Insured: AGM)	AA/Aa3	1,000,000	1,049,540

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2017	BBB+/NR	1,000,000	1,117,770

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019	BBB+/NR	2,565,000	2,961,292

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020	BBB+/NR	1,620,000	1,879,702

San Antonio Public Facilities Corp., 5.00% due 9/15/2020 (Convention Center Refinancing & Expansion)	AA+/Aa2	915,000	1,070,504

San Juan Higher Education Finance Authority, 5.125% due 8/15/2020 (IDEA Public Schools)	BBB/NR	1,825,000	2,013,596

State of Texas, 2.00% due 8/28/2014 (General Revenue Fund-Cash Flow Management)	SP-1+/Mig1	129,300,000	129,696,951

Tarrant County Cultural Educational Facilities Finance Corp., 5.00% due 8/15/2016 (Scott & White Memorial Hospital)	A+/Aa3	2,280,000	2,483,148

Tarrant County Cultural Educational Facilities Finance Corp., 5.00% due 8/15/2017 (Scott & White Memorial Hospital)	A+/Aa3	2,000,000	2,240,920

Tarrant County Cultural Educational Facilities Finance Corp., 0.03% due 10/1/2041 put 7/1/2014 (Methodist Hospitals of Dallas; LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	37,000,000	37,000,000

Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)	AA/A2	10,000,000	11,292,500

Texas Public Finance Authority, 5.00% due 7/1/2014 (Unemployment Compensation)	AAA/Aaa	5,000,000	5,000,700

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Texas Public Finance Authority, 5.00% due 10/15/2014 (Stephen F. Austin University; Insured: Natl-Re)	NR/A1	1,305,000	1,323,100

Texas Public Finance Authority, 5.00% due 10/15/2015 (Stephen F. Austin University; Insured: Natl-Re)	NR/A1	1,450,000	1,536,826

Texas Public Finance Authority, 5.00% due 7/1/2017 (Unemployment Compensation)	AAA/Aaa	15,500,000	16,606,080

Tyler Junior College District GO, 4.00% due 2/15/2015 (Higher Education Building Projects)	AA+/NR	1,300,000	1,330,966

Uptown Development Authority, 5.00% due 9/1/2015 (Infrastructure Improvements)	BBB/NR	1,370,000	1,438,418

Uptown Development Authority, 5.00% due 9/1/2017 (Infrastructure Improvements)	BBB/NR	1,580,000	1,754,464

Uptown Development Authority, 5.00% due 9/1/2018 (Infrastructure Improvements)	BBB/NR	1,870,000	2,108,163

Uptown Development Authority, 5.00% due 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,945,000	2,218,467

West Harris County Regional Water Authority, 5.00% due 12/15/2020 (Insured: Natl-Re)	AA-/A1	2,140,000	2,373,474

Ysleta ISD GO, 2.00% due 8/15/2014 (Guaranty: PSF)	AAA/Aaa	3,115,000	3,122,351

U.S. Virgin Islands — 0.13%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2019 (Matching Fund Loan Diageo Project)	NR/Baa3	7,690,000	8,721,306

Utah — 0.91%

Murray City, 0.03% due 5/15/2037 put 7/1/2014 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa1	31,730,000	31,730,000

South Valley Water Reclamation Facility, 5.00% due 8/15/2024 (Sewer Treatment Facility Improvements; Insured: AMBAC)	A+/NR	2,110,000	2,204,781

Weber County, 0.03% due 2/15/2031 put 7/1/2014 (IHC Health Services, Inc.; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA+/Aa1	18,400,000	18,400,000

Weber County, 0.03% due 2/15/2035 put 7/1/2014 (IHC Health Services, Inc.; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA+/Aa1	9,600,000	9,600,000

Vermont — 0.36%

Energy Northwest, 5.00% due 7/1/2014 (Nine Canyon Wind Project Phase III; Insured: AMBAC)	A/A2	2,575,000	2,575,335

Vermont Colleges GO, 4.00% due 7/1/2017	A/NR	5,375,000	5,747,971

Vermont Economic Development Authority, 5.00% due 12/15/2020 (Vermont Public Service Corp.)	NR/NR	14,250,000	16,499,220

Virginia — 0.35%

Fairfax County EDA, 5.00% due 8/1/2016 (Wiehle Avenue Metrorail Station Parking Project)	AA+/Aa2	2,600,000	2,846,870

Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	5,000,000	5,239,850

Fairfax County GO, 5.00% due 10/1/2016 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	1,100,000	1,214,664

[b] Fairfax County IDA, 4.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,500,000	6,132,335

Fairfax County IDA, 5.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,000,000	5,947,600

Northwestern Regional Jail Authority, 5.00% due 7/1/2033 pre-refunded 7/1/2015 (Community Corrections Center; Insured: Natl-Re)	AA-/Aa2	900,000	943,722

Virginia Public Building Authority, 5.00% due 8/1/2014 (Public Facilities Projects)	AA+/Aa1	1,300,000	1,305,252

Washington — 2.04%

Bremerton School District No. 100C GO, 0% due 12/1/2015 (Insured: AGM)	NR/Aa1	1,270,000	1,258,735

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Central Puget Sound Regional Transit Authority, 4.00% due 2/1/2015	AAA/Aa1	840,000	859,085

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 3)	AA-/Aa1	5,470,000	6,176,450

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 1)	AA-/Aa1	5,000,000	5,645,750

Energy Northwest, 5.00% due 7/1/2018 (Bonneville Power Administration Project 3)	AA-/Aa1	475,000	531,530

Energy Northwest, 5.00% due 7/1/2018 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,145,120

Energy Northwest, 5.00% due 7/1/2019 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,322,540

Energy Northwest, 5.00% due 7/1/2020 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,335,980

Energy Northwest, 5.00% due 7/1/2021 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,347,500

Energy Northwest, 5.00% due 7/1/2022 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,178,360

Energy Northwest, 5.00% due 7/1/2023 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,181,010

King County Federal Way School District No. 210 GO, 4.125% due 12/1/2019 (Insured: Natl-Re)	AA+/Aa1	2,000,000	2,181,340

Marysville School District No. 25 GO, 4.00% due 12/1/2017 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,000,000	1,109,020

Marysville School District No. 25 GO, 4.00% due 12/1/2018 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,100,000	1,238,149

Marysville School District No. 25 GO, 5.00% due 12/1/2019 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,390,000	1,645,051

Marysville School District No. 25 GO, 5.00% due 12/1/2020 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,625,000	1,938,690

Marysville School District No. 25 GO, 5.00% due 12/1/2021 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,750,000	2,104,270

Marysville School District No. 25 GO, 5.00% due 12/1/2022 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	2,620,000	3,165,825

Marysville School District No. 25 GO, 5.00% due 12/1/2023 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,700,000	2,042,363

Port of Seattle, 5.50% due 9/1/2018 (Insured: Natl-Re)	AA-/A2	5,000,000	5,859,000

Seattle Municipal Light & Power, 5.00% due 2/1/2016	AA/Aa2	800,000	859,976

Seattle Municipal Light & Power, 5.00% due 2/1/2017	AA/Aa2	2,000,000	2,228,080

Skagit County Public Hospital District No. 1, 4.00% due 12/1/2016 (Skagit Regional Health)	NR/Baa2	1,000,000	1,058,840

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2018 (Skagit Regional Health)	NR/Baa2	800,000	885,928

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/Baa2	835,000	926,600

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/Baa2	1,160,000	1,301,160

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	553,820

Skagit County Public Hospital District No. 1, 5.375% due 12/1/2022 (Skagit Valley Hospital)	NR/Baa2	500,000	514,175

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2023 (Skagit Regional Health)	NR/Baa2	750,000	823,118

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2017 (Skagit Regional Health)	NR/A1	1,000,000	1,096,460

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2018 (Skagit Regional Health)	NR/A1	1,270,000	1,406,296

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/A1	1,695,000	1,971,455

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2020 (Skagit Regional Health)	NR/A1	1,570,000	1,837,167

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/A1	3,135,000	3,679,455

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/A1	3,635,000	4,263,273

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2018 (Island Hospital)	NR/A1	1,000,000	1,104,160

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2019 (Island Hospital)	NR/A1	1,000,000	1,107,910

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2020 (Island Hospital)	NR/A1	1,000,000	1,104,190

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2021 (Island Hospital)	NR/A1	1,000,000	1,097,600

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2022 (Island Hospital)	NR/A1	1,700,000	1,981,282

State of Washington COP, 5.00% due 7/1/2016 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,415,000	2,638,919

State of Washington COP, 5.00% due 7/1/2017 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,555,000	2,880,890

State of Washington COP, 5.00% due 7/1/2018 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,670,000	3,084,624

State of Washington COP, 5.00% due 7/1/2019 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	1,000,000	1,173,350

State of Washington COP, 5.00% due 7/1/2020 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,290,000	3,896,841

State of Washington COP, 5.00% due 7/1/2021 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,125,000	3,732,625

State of Washington COP, 5.00% due 7/1/2022 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,000,000	3,597,570

State of Washington GO, 5.00% due 7/1/2015 (Public Highway, Bridge, Ferry Capital and Operating Costs)	AA+/Aa1	5,355,000	5,616,270

State of Washington GO, 0% due 1/1/2018 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	4,000,000	3,868,040

State of Washington GO, 0% due 1/1/2019 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,812,320

State of Washington GO, 0% due 12/1/2019 (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re)	AA+/Aa1	3,030,000	2,771,026

State of Washington Public Power Supply Systems, 0% due 7/1/2015 (Nuclear Project No. 3; Insured: Natl-Re/IBC)	AA-/Aa1	3,000,000	2,988,600

Washington Health Care Facilities Authority, 5.00% due 8/15/2014 (Multicare Health Systems)	AA-/Aa3	1,500,000	1,508,745

Washington Health Care Facilities Authority, 5.00% due 8/15/2015 (Multicare Health Systems)	AA-/Aa3	2,000,000	2,101,700

Washington Health Care Facilities Authority, 5.00% due 8/15/2016 (Multicare Health Systems)	AA-/Aa3	2,075,000	2,263,908

Washington Health Care Facilities Authority, 5.375% due 12/1/2016 (Group Health Cooperative of Puget Sound; Insured: AMBAC)	BB+/NR	2,000,000	2,005,160

Washington Health Care Facilities Authority, 5.00% due 7/1/2017 (Overlake Hospital Medical Center)	A/A2	1,245,000	1,365,927

Washington Health Care Facilities Authority, 5.00% due 8/15/2017 (Multicare Health Systems)	AA-/Aa3	1,000,000	1,119,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washington Health Care Facilities Authority, 5.25% due 8/1/2018 (Highline Medical Center; Insured: FHA 242) (ETM)	NR/NR	7,935,000	8,841,415

Washington Health Care Facilities Authority, 5.00% due 8/15/2018 (Multicare Health Systems)	AA-/Aa3	2,000,000	2,288,060

Washington Health Care Facilities Authority, 5.00% due 7/1/2019 (Overlake Hospital Medical Center)	A/A2	1,050,000	1,178,499

Washington Health Care Facilities Authority, 4.75% due 7/1/2020 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,110,280

West Virginia — 0.14%

Mason County PCR, 2.00% due 10/1/2022 put 10/1/2014 (Appalachian Power Co.)	NR/Baa1	1,500,000	1,504,215

Monongalia County Building Commission, 5.25% due 7/1/2020 (Monongalia General Hospital)	A-/NR	3,185,000	3,259,242

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2020 (Higher Education Facilities)	A+/Aa3	1,000,000	1,168,610

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2021 (Higher Education Facilities)	A+/Aa3	1,000,000	1,175,840

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2022 (Higher Education Facilities)	A+/Aa3	1,500,000	1,767,705

West Virginia University Board of Governors, 5.00% due 10/1/2018 pre-refunded 10/1/2014 (West Virginia University Projects; Insured: Natl-Re)	AA-/Aa3	450,000	455,553

Wisconsin — 1.01%

Fox Valley Technical College District GO, 2.00% due 12/1/2014 (Higher Education Facility Projects)	NR/Aaa	4,520,000	4,555,663

Fox Valley Technical College District GO, 3.00% due 12/1/2015 (Higher Education Facility Projects)	NR/Aaa	4,515,000	4,692,891

State of Wisconsin, 5.00% due 7/1/2015 (Petroleum Environmental Cleanup Fund Award Program)	AA/Aa2	4,000,000	4,193,920

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2014 (Aurora Health Care, Inc.)	NR/A3	4,265,000	4,273,317

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2015 (Aurora Health Care, Inc.)	NR/A3	4,100,000	4,284,213

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2016 (Aurora Health Care, Inc.)	NR/A3	3,695,000	3,997,842

Wisconsin Health & Educational Facilities Authority, 5.00% due 4/15/2017 (Aurora Health Care, Inc.)	NR/A3	1,295,000	1,423,334

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2017 (Agnesian Healthcare, Inc.)	A-/A3	1,000,000	1,106,430

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2017 (Aurora Health Care, Inc.)	NR/A3	5,025,000	5,557,700

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2018 (Agnesian Healthcare, Inc.)	A-/A3	1,855,000	2,090,140

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2019 (Agnesian Healthcare, Inc.)	A-/A3	1,000,000	1,139,080

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2020 (Agnesian Healthcare, Inc.)	A-/A3	2,110,000	2,423,272

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2020 (ProHealth Care, Inc.)	A+/A1	1,075,000	1,250,365

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2021 (ProHealth Care, Inc.)	A+/A1	2,575,000	3,003,094

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2022 (ProHealth Care, Inc.)	A+/A1	1,600,000	1,841,264

Wisconsin Health & Educational Facilities Authority, 5.00% due 12/1/2022 (UnityPoint Health)	NR/Aa3	1,000,000	1,181,790

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin Health & Educational Facilities Authority, 5.125% due 8/15/2027 put 8/15/2016 (Aurora Health Care, Inc.)	NR/A3	4,500,000	4,924,800

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2043 put 6/1/2021 (Ascension Health Alliance System)	AA+/Aa2	10,000,000	11,762,200

WPPI Energy, 5.00% due 7/1/2021 (Power Supply System)	A/A1	4,100,000	4,867,725

TOTAL INVESTMENTS — 97.48% (COST $6,408,797,065)			$6,638,435,270

OTHER ASSETS LESS LIABILITIES — 2.52%			171,338,302

NET ASSETS — 100.00%			$6,809,773,572

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	When-issued security.
b	Segregated as collateral for a when-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Financial Security Assurance Co.

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

IDA	Industrial Development Authority

ISD	Independent School District

JEA	Jacksonville Electric Authority

MBIA	Insured by Municipal Bond Investors Assurance

Mtg	Mortgage

NCSL	National Conference of State Legislature

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

SCSDE	Insured by South Carolina Department of Education

SONYMA	State of New York Mortgage Authority

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$6,408,797,065

Gross unrealized appreciation on a tax basis	$237,403,694
Gross unrealized depreciation on a tax basis	(7,765,489)

Net unrealized appreciation (depreciation) on investments (tax basis)	$229,638,205

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2014 (Unaudited)

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities

Municipal Bonds	$6,638,435,270	$-	$6,638,435,270	$-

Total Investments in Securities	$6,638,435,270	$-	$6,638,435,270	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the nine months ended June 30, 2014.

SCHEDULE OF INVESTMENTS

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 2.19%

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2016 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	$ 160,000	$ 169,565

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2017 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	750,000	809,955

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2019 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	815,000	893,175

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2020 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	845,000	971,395

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2021 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	890,000	1,025,111

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2022 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	930,000	1,071,490

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2023 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	980,000	1,114,936

Alabama Drinking Water Finance Authority, 5.25% due 8/15/2015 (Insured: AMBAC)	NR/NR	1,200,000	1,257,492

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Educational Facilities)	NR/Aa1	2,000,000	2,171,080

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Educational Facilities)	AA/Aa1	775,000	928,706

Alabama Public School & College Authority, 5.00% due 6/1/2026 (Educational Facilities)	AA/Aa1	4,380,000	5,148,164

City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A1	2,000,000	2,010,000

East Alabama Health Care Authority GO, 5.00% due 9/1/2027 (Health Care Facilities Capital Improvements)	A/NR	1,250,000	1,359,325

Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2014	AAA/Aa1	1,310,000	1,318,463

Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017	AAA/Aa1	2,185,000	2,471,825

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2025	A+/A1	2,000,000	2,174,780

Alaska — 0.48%

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2021 (State Capital Project)	AA+/Aa2	500,000	581,885

Alaska Municipal Bond Bank, 5.00% due 10/1/2017 (Insured: Natl-Re)	AA+/Aa2	2,470,000	2,554,548

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	2,000,000	2,350,820

Arizona — 2.14%

Arizona Board of Regents for the Benefit of the University of Arizona, 5.00% due 8/1/2024 (Stimulus Plan for Economic and Educational Development)	A+/Aa3	1,635,000	1,889,422

Arizona HFA, 5.00% due 7/1/2017 (Catholic Healthcare West)	A/A3	1,450,000	1,604,324

Arizona State University Energy Management LLC, 5.00% due 7/1/2017 (Tempe Campus Project)	AA-/A1	465,000	520,767

City of Flagstaff GO, 2.00% due 7/1/2014 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	160,000	160,008

City of Flagstaff GO, 1.75% due 7/1/2015 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	165,000	167,511

City of Flagstaff GO, 1.75% due 7/1/2016 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	205,300

City of Flagstaff GO, 3.00% due 7/1/2020 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	700,000	745,962

City of Flagstaff GO, 4.00% due 7/1/2022 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	420,000	471,442

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Flagstaff GO, 4.00% due 7/1/2023 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	223,886

Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)	BBB+/NR	2,395,000	2,474,562

Phoenix Civic Improvement Corp., 5.00% due 7/1/2017 (Insured: Natl-Re)	AA/Aa3	1,000,000	1,122,460

Pima County IDA, 5.00% due 12/1/2030 (Providence Day School Project)	BBB+/NR	2,000,000	2,057,400

Salt Verde Financial Corp., 5.25% due 12/1/2022 (Salt River Project Agricultural Improvement and Power District)	A-/Baa2	2,000,000	2,287,760

Salt Verde Financial Corp., 5.25% due 12/1/2028 (Salt River Project Agricultural Improvement and Power District)	A-/Baa2	735,000	843,626

State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)	AA/A1	7,280,000	8,465,475

University Medical Center Corp. GO, 5.00% due 7/1/2015 (UMCC Health Care Facilities)	BBB+/Baa1	1,000,000	1,038,170

California — 9.13%

Alameda County Joint Powers Authority, 5.25% due 12/1/2027 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,181,160

Alameda County Joint Powers Authority, 5.25% due 12/1/2028 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,150,000	1,352,664

Alameda County Joint Powers Authority, 5.25% due 12/1/2029 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,500,000	1,752,315

Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2026 (Insured: AGM)	AA/NR	2,000,000	2,190,020

California Educational Facilities Authority, 5.50% due 4/1/2029 (Pitzer College)	NR/A2	3,000,000	3,421,860

California HFFA, 5.00% due 11/15/2022 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,128,360

California HFFA, 5.00% due 3/1/2026 (Adventist Health System/West)	A/NR	3,020,000	3,413,989

California HFFA, 5.25% due 3/1/2027 (Catholic Healthcare West)	A/A3	5,250,000	5,861,467

California Infrastructure & Economic Development Bank, 5.75% due 8/15/2029 (King City Joint Union High School District)	A/NR	1,500,000	1,707,000

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,000,000	2,181,880

California State Housing Finance Agency, 4.55% due 2/1/2015 (Low-Moderate Income Mortgage Financing Program; Insured: FGIC) (AMT)	A-/Baa2	2,640,000	2,679,442

California State Public Works Board, 5.00% due 6/1/2017 (University of California Multiple Campus Capital Projects; Insured: Natl-Re) (ETM)	AA+/Aaa	2,000,000	2,258,320

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A-/A1	2,500,000	2,808,500

California Statewide Community Development Authority, 6.25% due 8/15/2028 (Enloe Medical Center; Insured: California Mtg Insurance)	A/NR	1,050,000	1,227,776

California Statewide Community Development Authority, 6.00% due 7/1/2030 (Aspire Public Schools)	NR/NR	7,015,000	7,249,091

Carson Redevelopment Agency, 6.25% due 10/1/2022 (Redevelopment Project Area No. 1)	A-/NR	1,620,000	1,912,410

Carson Redevelopment Agency, 6.375% due 10/1/2024 (Redevelopment Project Area No. 1)	A-/NR	1,300,000	1,505,348

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	5,500,000	5,606,810

Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)	AA/A1	1,245,000	1,403,999

Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)	AA/A1	1,000,000	1,128,890

Delano Financing Authority, 5.00% due 12/1/2025 (City of Delano Police Station and Woollomes Avenue Bridge)	A-/NR	2,555,000	2,763,769

El Camino Hospital District, 6.25% due 8/15/2017 (Insured: AMBAC) (ETM)	NR/NR	560,000	610,831

Franklin-McKinley School District GO, 5.25% due 8/1/2027 (Insured: Natl-Re)	NR/A1	1,000,000	1,173,530

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Fresno USD GO, 6.00% due 8/1/2026 (Educational Facilities and Improvements; Insured: Natl-Re)	AA-/A3	1,165,000	1,399,911

Jurupa Public Financing Authority, 5.50% due 9/1/2025 (Eastvale Community Services; Insured: AGM)	AA/NR	1,195,000	1,399,082

Jurupa Public Financing Authority, 5.50% due 9/1/2027 (Eastvale Community Services; Insured: AGM)	AA/NR	1,335,000	1,534,155

Los Angeles Regional Airport Improvement Corp., 5.00% due 1/1/2017 (LAX Fuel Corp.; Insured: AGM) (AMT)	AA/A2	1,120,000	1,146,029

M-S-R Energy Authority, 6.125% due 11/1/2029	A-/NR	2,500,000	3,059,100

Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)	AA/NR	1,095,000	828,477

Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)	AA/NR	1,100,000	725,307

North City West School Facilities Financing Authority, 5.00% due 9/1/2024 (Carmel Valley Schools; Insured: AGM)	AA/NR	1,080,000	1,229,828

Redwood City Redevelopment Agency, 0% due 7/15/2023 (Redevelopment Area A-2; Insured: AMBAC)	A-/NR	2,060,000	1,407,866

San Jose Redevelopment Agency, 5.25% due 8/1/2027 (Merged Area Redevelopment Project)	A/Ba1	2,400,000	2,567,232

San Jose Redevelopment Agency, 5.375% due 8/1/2028 (Merged Area Redevelopment Project)	A/Ba1	1,175,000	1,256,886

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,768,310

Saratoga Union School District GO, 0% due 9/1/2023 (Insured: Natl-Re)	AA+/Aa2	900,000	673,299

State of California GO, 5.25% due 9/1/2026 (Kindergarten University Facilities)	A/Aa3	5,000,000	5,926,050

State of California GO, 0% due 5/1/2034 put 7/1/2014 (Kindergarten University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	15,000,000	15,000,000

Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)	AA-/A2	3,000,000	3,557,910

Turlock Irrigation District, 5.00% due 1/1/2021	AA-/A2	1,750,000	2,006,550

William S. Hart Union High School District GO, 0% due 9/1/2021 (Educational Facilities)	AA/A2	800,000	648,952

Colorado — 1.33%

Adams County, 5.00% due 8/1/2014 (Platte Valley Medical Center; Insured: Natl-Re/FHA 242) (ETM)	AA-/NR	965,000	969,053

City & County of Denver Airport System, 0.26% due 11/15/2025 put 7/1/2014 (Denver International Airport; Insured: AGM; SPA: Morgan Stanley Bank) (daily demand notes)	AA/A1	750,000	750,000

Colorado Water Resources & Power Development Authority, 3.00% due 9/1/2014 (Water System Facilities Improvements)	AAA/Aaa	1,745,000	1,753,585

Denver Convention Center Hotel Authority, 5.25% due 12/1/2023 (Insured: Syncora)	BBB-/Baa3	2,530,000	2,639,347

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 pre-refunded 11/1/2017 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/Aaa	1,220,000	1,394,875

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/A2	1,335,000	1,465,376

Park Creek Metropolitan District, 5.25% due 12/1/2020 (Insured: AGM)	AA/NR	1,120,000	1,259,440

Regional Transportation District COP, 5.50% due 6/1/2022 (FasTracks Transportation System)	A/Aa3	3,000,000	3,470,580

Southlands Metropolitan District GO, 7.00% due 12/1/2024 pre-refunded 12/1/2014	AA+/NR	1,370,000	1,409,346

Connecticut — 0.38%

Connecticut Health & Educational Facilities Authority, 5.75% due 7/1/2029 (Ethel Walker School)	BBB-/NR	1,350,000	1,423,602

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Connecticut Health & Educational Facilities Authority, 0.01% due 7/1/2036 put 7/1/2014 (Yale University) (daily demand notes)	AAA/Aaa	915,000	915,000

State of Connecticut GO Floating Rate Note, 0.58% due 9/15/2017 (Public Improvements)	AA/Aa3	2,000,000	2,005,140

Delaware — 0.10%

Delaware River and Bay Authority, 5.00% due 1/1/2018 (Delaware Memorial Bridge and Cape May-Lewis Ferry; Insured: Natl-Re)	AA-/A1	500,000	511,850

Delaware Solid Waste Authority, 5.00% due 6/1/2021 (Capital Improvement Program; Insured: Natl-Re)	AA+/A2	615,000	663,634

District of Columbia — 1.34%

District of Columbia Association of American Medical Colleges, 5.00% due 2/15/2017 (Insured: AMBAC) (ETM)	NR/NR	1,000,000	1,108,400

District of Columbia COP, 5.00% due 1/1/2020 (Insured: Natl-Re)	AA-/Aa3	3,900,000	4,132,089

District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)	AA-/Aa2	3,000,000	3,159,510

Metropolitan Airports Authority, 0% due 10/1/2023 (Dulles Toll Road; Insured: AGM)	AA/A3	4,890,000	3,461,191

Metropolitan Airports Authority, 0% due 10/1/2024 (Dulles Toll Road; Insured: AGM)	AA/A3	5,000,000	3,329,650

Florida — 7.22%

City of Jacksonville, 5.00% due 10/1/2026 (Better Jacksonville Plan)	A/A1	2,075,000	2,342,322

City of Lakeland, 5.00% due 10/1/2018 (Electric Power System Smart Grid Project; Insured: AGM)	AA/A1	2,000,000	2,310,080

City of Lakeland, 5.25% due 10/1/2027 (Electric Power System Smart Grid Project; Insured: AGM)	AA/A1	3,680,000	4,420,968

City of Lakeland, 5.25% due 10/1/2036 (Electric Power System Smart Grid Project; Insured: AGM)	AA/A1	2,770,000	3,332,005

City of Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)	AA-/A2	1,000,000	1,003,810

Correctional Privatization Commission COP, 5.00% due 8/1/2017 (Insured: AMBAC)	AA+/Aa2	1,000,000	1,004,020

Escambia County HFA, 5.95% due 7/1/2020 (Florida Health Care Facility Loan; Insured: AMBAC)	NR/NR	1,885,000	2,018,345

Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: AGM)	AA/A2	2,560,000	2,687,002

Florida Department of Management Services, 5.00% due 9/1/2018 (Financing or Acquisition of State-Owned Office Buildings; Insured: AMBAC)	AA+/Aa2	500,000	532,535

Florida Department of Management Services COP, 3.50% due 8/1/2016 (Correctional Facilities Construction and Improvements; Insured: AGM)	AA+/Aa2	500,000	530,780

Florida Municipal Loan Council, 5.00% due 10/1/2020 (Insured: Natl-Re)	AA-/A3	1,000,000	1,082,810

Florida Municipal Loan Council, 5.00% due 10/1/2024 (Insured: Natl-Re)	AA-/A3	2,235,000	2,379,940

Florida State Department of Children & Families COP, 5.00% due 10/1/2018 (South Florida Evaluation Treatment)	AA+/NR	2,090,000	2,205,054

Florida State Department of Children & Families COP, 5.00% due 10/1/2019 (South Florida Evaluation Treatment)	AA+/NR	2,255,000	2,379,138

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health Hospital)	AA-/Aa2	1,100,000	1,168,684

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health Hospital)	AA-/Aa2	1,750,000	1,859,270

Hillsborough County, 5.00% due 3/1/2017 (Water & Wastewater System; Insured: Natl-Re)	AA-/A1	5,630,000	5,954,006

Hollywood Community Redevelopment Agency, 5.00% due 3/1/2021 (Insured: Syncora)	NR/A3	3,000,000	3,196,860

Lake County School Board Master Lease Program COP, 5.00% due 6/1/2026 (School District Facility Projects)	A/NR	1,210,000	1,352,901

Manatee County, 5.00% due 10/1/2015 (Various County Capital Projects)	NR/Aa2	500,000	529,720

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Manatee County, 5.00% due 10/1/2016 pre-refunded 10/1/2014 (Transportation Capital Improvements; Insured: AMBAC)	AA-/Aa2	1,000,000	1,012,280

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2018 (University of Miami)	A-/A3	250,000	269,868

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2024 (University of Miami; Insured: AMBAC)	A-/A3	1,000,000	1,193,190

Miami-Dade County GO, 5.00% due 10/1/2023 (Seaport Properties)	AA/Aa2	1,040,000	1,211,444

Miami-Dade County GO, 6.25% due 7/1/2026 (Building Better Communities)	AA/Aa2	2,130,000	2,513,421

Miami-Dade County School Board COP, 5.00% due 10/1/2021 (Insured: AMBAC)	A/A1	3,035,000	3,528,218

Miami-Dade County School Board COP, 5.25% due 5/1/2022 (Insured: AGM)	AA/A1	2,600,000	2,949,934

Orange County HFA, 6.25% due 10/1/2016 (Orlando Regional Hospital; Insured: Natl-Re)	AA-/A3	2,545,000	2,694,697

Orange County HFA, 5.125% due 10/1/2026 (Orlando Health, Inc.)	A/A3	2,000,000	2,155,100

Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016	NR/Aa3	1,500,000	1,632,615

Sarasota County Public Hospital Board, 5.061% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	2,000,000	2,050,460

School Board of Broward County COP, 5.00% due 7/1/2020 (Educational Facilities and Equipment; Insured: AGM)	AA/A1	1,000,000	1,081,170

School Board of Broward County COP, 5.00% due 7/1/2026 (Educational Facilities and Equipment)	A/A1	3,000,000	3,392,220

School Board of Broward County COP, 5.00% due 7/1/2027 (Educational Facilities and Equipment)	A/A1	2,000,000	2,246,420

South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)	AA/Aa2	1,500,000	1,674,345

St. Johns County IDA, 5.85% due 8/1/2024 (Presbyterian Retirement)	NR/NR	4,885,000	4,957,689

Sunshine State Governmental Finance Commission, 5.00% due 9/1/2028 (Miami-Dade County Program)	AA-/Aa3	3,500,000	3,973,235

University of Central Florida COP Convocation Corp., 5.00% due 10/1/2019 (Insured: Natl-Re)	AA-/A3	1,135,000	1,169,163

Georgia — 1.94%

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Bolton Commons, LLC)	NR/Aa2	485,000	557,149

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2025 (UGAREF Bolton Commons, LLC)	NR/Aa2	510,000	579,034

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2027 (UGAREF Bolton Commons, LLC)	NR/Aa2	735,000	823,516

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2028 (UGAREF Bolton Commons, LLC)	NR/Aa2	590,000	657,065

City of Atlanta, 5.50% due 11/1/2022 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	530,000	626,714

City of Atlanta, 5.50% due 11/1/2024 (Water & Wastewater System; Insured: AGM)	AA/Aa3	5,000,000	5,681,400

Clarke County Hospital Authority, 5.00% due 1/1/2023 (Athens Regional Medical Center)	AA/Aa1	2,060,000	2,391,990

Clarke County Hospital Authority, 5.00% due 1/1/2024 (Athens Regional Medical Center)	AA/Aa1	2,310,000	2,648,392

Clarke County Hospital Authority, 5.00% due 1/1/2025 (Athens Regional Medical Center)	AA/Aa1	525,000	598,101

Clarke County Hospital Authority, 5.00% due 1/1/2026 (Athens Regional Medical Center)	AA/Aa1	725,000	819,170

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	3,000,000	3,504,390

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	1,655,000	1,800,822

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2024 (South Medical Center)	AA-/Aa2	1,200,000	1,359,936

Guam — 0.76%

Guam Power Authority, 5.00% due 10/1/2023 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,325,740

Guam Power Authority, 5.00% due 10/1/2024 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,300,660

Guam Power Authority, 5.00% due 10/1/2025 (Electric Power System; Insured: AGM)	AA/A2	2,500,000	2,852,700

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Ba1	1,000,000	1,126,740

Hawaii — 1.13%

City and County of Honolulu GO, 5.00% due 7/1/2016 (Insured: Natl-Re)	NR/Aa1	1,000,000	1,047,130

State of Hawaii GO, 5.00% due 12/1/2027	AA/Aa2	10,000,000	11,759,600

Illinois — 6.50%

Board of Trustees of Southern Illinois University, 5.25% due 4/1/2019 (Housing & Auxiliary Facilities; Insured: Natl-Re)	AA-/A3	1,000,000	1,147,370

Chicago Housing Authority, 5.00% due 7/1/2018 pre-refunded 7/01/2016 (Low-Income Public Housing Program; Insured: AGM)	AA/A2	5,295,000	5,766,996

Chicago Transit Authority, 5.00% due 12/1/2018 (Bombardier Transit Rail System)	AA/A1	1,500,000	1,717,305

City of Chicago, 0% due 11/15/2014 (Near South Redevelopment; Insured: ACA)	NR/NR	1,510,000	1,491,427

City of Chicago, 5.00% due 1/1/2019 (Midway Airport; Insured: AMBAC) (AMT)	A-/A3	1,210,000	1,236,753

City of Chicago, 5.75% due 11/1/2030 (Water System; Insured: AMBAC)	AA+/Aa1	1,270,000	1,518,247

City of Chicago, 5.00% due 1/1/2032 (Midway Airport)	A-/A3	4,805,000	5,285,452

City of Chicago, 5.00% due 1/1/2033 (Midway Airport)	A-/A3	5,000,000	5,491,550

City of Chicago, 5.25% due 1/1/2034 (Midway Airport)	A-/A3	4,700,000	5,191,244

City of Chicago GO, 5.00% due 1/1/2020 (Municipal Facilities Projects; Insured: AMBAC)	A+/Baa1	1,000,000	1,074,400

City of Chicago GO, 5.00% due 12/1/2022 (Modern Schools Across Chicago Program; Insured: AMBAC)	A+/Baa1	415,000	446,142

City of Chicago GO, 5.00% due 12/1/2024 (Modern Schools Across Chicago Program; Insured: AMBAC)	A+/Baa1	500,000	534,930

City of Mount Vernon GO, 4.00% due 12/15/2025 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,900,000	1,967,089

City of Waukegan GO, 4.00% due 12/30/2015 (Insured: AGM)	NR/A2	500,000	524,430

City of Waukegan GO, 5.00% due 12/30/2016 (Insured: AGM)	NR/A2	1,500,000	1,641,570

City of Waukegan GO, 5.00% due 12/30/2017 (Insured: AGM)	NR/A2	1,680,000	1,875,552

City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)	NR/A2	2,000,000	2,266,260

Community College District No. 525 GO, 6.25% due 6/1/2024 (Joliet Junior College)	AA/NR	500,000	565,805

Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	AA/NR	1,000,000	1,134,780

Cook County GO, 5.25% due 11/15/2024	AA/A1	3,000,000	3,370,890

Cook County School District No. 104 GO, 0% due 12/1/2022 (Argo Summit Elementary School Facilities; Insured: AGM) (ETM)	NR/NR	2,000,000	1,637,500

DuPage County Community Consolidated School District No. 93 GO, 2.00% due 1/1/2015 (Carol Stream Educational Facilities) (State Aid Withholding)	AA+/NR	465,000	468,873

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

DuPage County Community Consolidated School District No. 93 GO, 2.00% due 1/1/2016 (Carol Stream Educational Facilities) (State Aid Withholding)	AA+/NR	485,000	496,097

Forest Preserve District of DuPage County GO, 4.00% due 11/1/2022 (Land Acquisition and Development)	AAA/NR	750,000	841,642

Illinois Educational Facilities Authority, 5.00% due 11/1/2016 (Rush University Medical Center)	AA-/A2	1,000,000	1,081,780

Illinois Educational Facilities Authority, 5.75% due 11/1/2028 (Rush University Medical Center)	AA-/A2	1,000,000	1,101,150

Illinois Finance Authority, 5.25% due 9/1/2015 pre-refunded 9/1/2014 (Water & Wastewater Facilities)	AAA/Aaa	420,000	432,020

Illinois Finance Authority, 5.00% due 11/1/2016 (Central DuPage Health)	AA/NR	2,000,000	2,191,860

Illinois Finance Authority, 5.00% due 11/1/2017 (Central DuPage Health)	AA/NR	2,000,000	2,241,900

Illinois Finance Authority, 5.00% due 8/1/2022 (Bradley University; Insured: Syncora)	A/NR	1,000,000	1,055,110

Illinois Finance Authority, 6.125% due 11/1/2023 (Advocate Health Care Network)	AA/Aa2	5,175,000	6,212,639

Illinois Finance Authority, 5.50% due 8/15/2043 pre-refunded 8/15/2014 (Northwestern Memorial Hospital)	NR/NR	400,000	402,676

Illinois HFA, 5.70% due 2/20/2021 (Midwest Care Center I, Inc.; Collateralized: GNMA)	NR/Aa1	565,000	566,588

Illinois Toll Highway Authority, 5.00% due 1/1/2021 pre-refunded 7/1/2015 (Congestion-Relief Plan; Insured: AGM)	AA/Aa3	350,000	367,003

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM) (ETM)	NR/Aa2	45,000	44,187

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM)	NR/Aa2	955,000	922,005

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2022 (McCormick Place Expansion Project)	AAA/NR	1,000,000	1,178,210

Niles Park District GO, 2.00% due 12/1/2014 (Parks and Recreation Projects)	NR/Aa2	315,000	317,044

Niles Park District GO, 2.00% due 12/1/2015 (Parks and Recreation Projects)	NR/Aa2	325,000	331,708

Niles Park District GO, 2.00% due 12/1/2016 (Parks and Recreation Projects)	NR/Aa2	330,000	339,669

Niles Park District GO, 3.00% due 12/1/2017 (Parks and Recreation Projects)	NR/Aa2	340,000	360,458

Niles Park District GO, 3.00% due 12/1/2018 (Parks and Recreation Projects)	NR/Aa2	350,000	371,924

Niles Park District GO, 3.00% due 12/1/2019 (Parks and Recreation Projects)	NR/Aa2	360,000	381,560

Niles Park District GO, 3.00% due 12/1/2020 (Parks and Recreation Projects)	NR/Aa2	370,000	390,121

State of Illinois, 5.00% due 6/15/2018	AAA/NR	2,000,000	2,305,560

Tazewell County School District GO, 9.00% due 12/1/2024 (Insured: Natl-Re)	NR/Aa3	1,205,000	1,805,801

Village of Tinley Park GO, 4.00% due 12/1/2021	AA+/NR	585,000	649,303

Village of Tinley Park GO, 5.00% due 12/1/2024	AA+/NR	870,000	1,013,968

Indiana — 3.84%

Allen County Jail Building Corp., 5.00% due 4/1/2018 (Insured: Syncora)	NR/Aa2	2,495,000	2,686,067

Allen County Redevelopment District, 5.00% due 11/15/2018	NR/A2	1,560,000	1,635,192

Board of Trustees for the Vincennes University, 5.375% due 6/1/2022	NR/Aa3	895,000	1,057,129

City of Carmel Redevelopment Authority, 0% due 2/1/2016 (Performing Arts Center)	AA+/Aa1	1,730,000	1,713,807

City of Carmel Redevelopment Authority, 0% due 2/1/2021 (Performing Arts Center)	AA+/Aa1	2,000,000	1,707,480

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	2,730,000	2,956,645

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Petersburg, 5.40% due 8/1/2017 (Indianapolis Power and Light Company; Insured: Natl-Re/IBC)	AA-/A2	1,325,000	1,494,083

Clay Multi-School Building Corp., 5.00% due 1/15/2018 (State Aid Withholding)	AA+/NR	1,735,000	1,957,184

Fort Wayne Redevelopment Authority, 5.00% due 8/1/2023 (Harrison Square; Insured: AGM)	NR/Aa2	2,290,000	2,517,054

Franklin Township Multi-School Building Corp., 5.00% due 7/10/2017 (Franklin Central High School) (State Aid Withholding)	AA+/NR	630,000	710,678

Hobart Building Corp., 6.50% due 7/15/2019 (Insured: Natl-Re) (State Aid Withholding)	AA+/A3	1,000,000	1,227,590

Indiana Bond Bank, 5.25% due 2/1/2015 (Safe Drinking Water & Wastewater Programs)	AAA/NR	500,000	514,870

Indiana Bond Bank, 5.25% due 10/15/2020 (Natural Gas Utility Improvements)	NR/A3	5,340,000	6,146,180

Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional Health Financing Program; Insured: AMBAC)	AA/NR	2,000,000	2,364,360

Indiana Finance Authority, 5.00% due 3/1/2019 (University Health)	AA-/Aa3	5,000,000	5,726,450

Indiana Finance Authority, 5.00% due 11/1/2021 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	605,000	686,518

Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)	BBB-/NR	2,480,000	2,582,399

Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)	BBB-/NR	2,605,000	2,689,949

Indiana Finance Authority, 4.10% due 11/15/2046 put 11/3/2016 (Ascension Health)	AA+/Aa2	1,000,000	1,080,480

Noblesville Redevelopment Authority, 5.00% due 8/1/2017 (146th Street Extension)	AA/NR	1,000,000	1,087,680

Noblesville Redevelopment Authority, 5.00% due 8/1/2020 (146th Street Extension)	AA/NR	1,000,000	1,083,120

Iowa — 0.41%

Iowa Finance Authority, 5.00% due 2/15/2030 (UnityPoint Health)	NR/Aa3	2,250,000	2,547,270

Iowa Finance Authority, 5.00% due 2/15/2032 (UnityPoint Health)	NR/Aa3	1,850,000	2,068,411

Kansas — 0.15%

Kansas Development Finance Authority, 5.00% due 6/1/2020 (Wichita State University)	NR/Aa3	575,000	674,435

Wyandotte County School District GO, 5.00% due 9/1/2014 (Insured: Natl-Re)	NR/A1	1,030,000	1,038,199

Kentucky — 0.34%

Jefferson County School District Finance Corp., 4.00% due 9/1/2018 (Educational Facility Acquisition and Improvements; Insured: AGM)	AA/Aa2	610,000	613,672

Louisville/Jefferson County Metro Government, 5.25% due 10/1/2026 (Norton Suburban Hospital and Kosair Children’s Hospital)	A-/NR	2,320,000	2,607,680

Turnpike Authority of Kentucky, 5.00% due 7/1/2017 pre-refunded 7/1/2015 (Revitalization Projects-Highway Capital Planning; Insured: AMBAC)	AA+/Aa2	650,000	681,376

Louisiana — 2.89%

City of New Orleans, 6.00% due 6/1/2024 (Sewerage System; Insured: AGM)	AA/A3	750,000	847,935

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2023	BBB+/NR	1,230,000	1,312,496

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2025	BBB+/NR	1,350,000	1,424,885

Law Enforcement District of the Parish of Plaquemines, 5.15% due 9/1/2027	BBB+/NR	1,490,000	1,574,930

Law Enforcement District of the Parish of Plaquemines, 5.30% due 9/1/2029	BBB+/NR	1,650,000	1,749,181

Louisiana Energy and Power Authority, 5.25% due 6/1/2029 (LEPA Unit No. 1; Insured: AGM)	AA/A2	1,000,000	1,137,980

Louisiana Energy and Power Authority, 5.25% due 6/1/2030 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,955,000	3,328,867

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana Energy and Power Authority, 5.25% due 6/1/2031 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,145,000	2,402,486

Louisiana Offshore Terminal Authority, 2.125% due 10/1/2037 put 10/1/2015 (Deepwater Oil Port-Loop LLC)	BBB/A3	2,500,000	2,537,250

Louisiana Public Facilities Authority, 5.00% due 7/1/2022 (Black & Gold Facilities; Insured: CIFG)	AA/A3	1,590,000	1,744,484

New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)	AA/A2	1,000,000	1,123,850

New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)	AA/A2	2,000,000	2,218,840

New Orleans Regional Transit Authority, 5.00% due 12/1/2023 (Insured: AGM)	AA/Aa3	1,000,000	1,128,410

New Orleans Regional Transit Authority, 5.00% due 12/1/2024 (Insured: AGM)	AA/Aa3	1,000,000	1,121,340

Office Facilities Corp., 5.00% due 3/1/2019 (State Capitol Complex Program)	AA-/Aa3	255,000	294,321

Parish of Lafourche, 5.00% due 1/1/2024 (Roads, Highways and Bridges)	AA-/NR	1,065,000	1,260,278

Parish of Lafourche, 5.00% due 1/1/2025 (Roads, Highways and Bridges)	AA-/NR	2,620,000	3,104,648

St. Tammany Parish, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (Insured: CIFG)	AA-/NR	1,300,000	1,429,025

St. Tammany Parish, 5.00% due 6/1/2020 pre-refunded 6/1/2016 (Insured: CIFG)	AA-/NR	1,000,000	1,099,250

State of Louisiana GO, 5.00% due 8/1/2018 (Insured: AGM)	AAA/Aa3	300,000	315,549

Terrebonne Parish Hospital Service District 1, 5.00% due 4/1/2028 (General Medical Center)	A+/A2	1,500,000	1,601,730

Maine — 0.26%

Maine Health and Higher Educational Facilities Authority, 5.00% due 7/1/2025 (Health and Educational Institution Facilities and Equipment; Insured: Natl-Re)	NR/A1	2,980,000	2,989,745

Massachusetts — 1.38%

Commonwealth of Massachusetts GO, 4.00% due 6/1/2015 (Commonwealth Capital Investment Plan)	AA+/Aa1	525,000	543,727

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2030 (Transportation Capital Program)	AAA/Aa1	1,000,000	1,255,170

Massachusetts Development Finance Agency, 5.50% due 10/1/2025 (Simmons College)	BBB+/Baa1	460,000	530,191

Massachusetts Development Finance Agency, 5.50% due 10/1/2028 (Simmons College)	BBB+/Baa1	1,330,000	1,507,129

Massachusetts Educational Financing Authority, 5.50% due 1/1/2022 (Higher Education Student Loans)	AA/NR	1,130,000	1,272,934

Massachusetts School Building Authority, 5.00% due 8/15/2030 pre-refunded 8/15/2015 (SMART Fund; Insured: AGM)	AA/Aa2	10,000,000	10,544,100

Michigan — 4.65%

Brighton Area Schools GO, 5.00% due 5/1/2016 (Livingston County School Building and Site; Insured: Q-SBLF)	NR/Aa2	370,000	400,133

City of Detroit, 5.00% due 7/1/2015 (Water Supply System; Insured: AGM)	AA/A2	1,260,000	1,266,250

City of Detroit, 4.00% due 7/1/2016 (Water Supply System; Insured: BHAC)	AA+/Aa1	855,000	873,340

City of Detroit, 4.25% due 7/1/2016 (Water Supply System; Insured: Natl-Re)	AA-/A3	1,100,000	1,102,387

City of Detroit, 5.25% due 7/1/2020 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	3,000,000	3,049,890

City of Troy GO, 5.00% due 10/1/2016 (Public Safety Facilities and City Hall)	AAA/NR	1,060,000	1,156,810

City of Troy GO, 5.00% due 11/1/2025 (Downtown Development Authority-Community Center Facilities)	AAA/NR	300,000	345,918

County of Genesee, 5.00% due 11/1/2024 (Water Supply System; Insured: BAM)	AA/A2	610,000	678,418

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Genesee, 5.00% due 11/1/2025 (Water Supply System; Insured: BAM)	AA/A2	345,000	380,528

County of Genesee, 5.25% due 11/1/2026 (Water Supply System; Insured: BAM)	AA/A2	900,000	1,000,206

County of Genesee, 5.25% due 11/1/2027 (Water Supply System; Insured: BAM)	AA/A2	1,375,000	1,523,376

County of Genesee, 5.25% due 11/1/2028 (Water Supply System; Insured: BAM)	AA/A2	645,000	713,583

County of Genesee, 5.00% due 11/1/2029 (Water Supply System; Insured: BAM)	AA/A2	1,210,000	1,319,009

County of Genesee, 5.00% due 11/1/2030 (Water Supply System; Insured: BAM)	AA/A2	1,195,000	1,299,849

County of Genesee, 5.125% due 11/1/2032 (Water Supply System; Insured: BAM)	AA/A2	750,000	815,152

Detroit City School District GO, 5.25% due 5/1/2026 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa2	3,150,000	3,619,917

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa2	1,100,000	1,266,441

Fraser Public School District GO, 5.00% due 5/1/2018 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa2	910,000	943,916

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2019 (Bronson Hospital; Insured: AGM)	AA/A2	2,000,000	2,245,540

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 (Bronson Hospital; Insured: AGM)	NR/A2	2,470,000	2,804,389

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 (Bronson Hospital)	NR/A2	1,285,000	1,417,830

Michigan Finance Authority, 5.00% due 4/1/2026 (Government Loan Program)	A+/NR	1,580,000	1,729,531

Michigan Public Educational Facilities Authority, 5.50% due 9/1/2022 (Black River School)	NR/NR	1,110,000	1,084,958

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	945,000	1,006,973

Michigan State Building Authority, 0% due 10/15/2025 (Insured: Natl-Re)	AA-/Aa3	5,000,000	2,981,950

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 (Sparrow Health System)	A+/A1	2,140,000	2,241,094

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 (Oakwood Health System)	A/A2	3,000,000	3,124,260

Michigan State Hospital Finance Authority, 5.625% due 11/15/2029 (Henry Ford Health System)	A-/A3	2,500,000	2,780,125

Michigan Strategic Fund, 5.25% due 10/15/2023 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	1,000,000	1,128,960

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2016 (William Beaumont Hospital)	A/A1	2,000,000	2,183,440

Royal Oak Hospital Finance Authority, 8.00% due 9/1/2029 (William Beaumont Hospital)	A/Aaa	2,540,000	3,265,373

South Lyon Community Schools GO, 4.00% due 5/1/2019 (School Buildings and Sites; Insured: Natl-Re)	AA-/Aa2	450,000	475,475

State of Michigan Trunk Line Fund, 5.50% due 11/1/2020 (Insured: AGM)	AA+/Aa2	1,500,000	1,820,340

Warren Consolidated Schools District GO, 4.00% due 5/1/2018 (School Buildings and Sites; Insured: AGM)	AA/A2	750,000	791,047

Minnesota — 1.20%

Housing & Redevelopment Authority of the City of St. Paul, 5.25% due 5/15/2020 (HealthPartners Health System)	A/A2	1,965,000	2,089,935

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2023 (Airport, Marina & Port Improvements; Insured: BHAC) (AMT)	AA+/Aa1	3,885,000	3,976,453

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Minnesota Agriculture & Economic Development Board, 5.50% due 2/15/2025 (Essentia Health; Insured: AGM)	AA/NR	2,500,000	2,843,025

State of Minnesota GO, 5.00% due 8/1/2015 (Public Facility Capital Projects)	AA+/Aa1	4,500,000	4,737,150

Mississippi — 1.00%

Mississippi Development Bank, 5.00% due 3/1/2018 (Municipal Energy Agency Power Supply; Insured: Syncora)	NR/Baa1	1,920,000	2,025,465

Mississippi Development Bank, 5.00% due 7/1/2022 (City of Canton Parking Facilities)	NR/NR	1,935,000	2,099,688

Mississippi Development Bank, 5.25% due 8/1/2027 (Department of Corrections)	AA-/NR	3,415,000	3,814,282

Mississippi Development Bank GO, 5.00% due 3/1/2025 (Capital City Convention Center)	AA-/Aa2	2,850,000	3,366,192

Missouri — 1.46%

Kansas City Metropolitan Community Colleges Building Corp., 5.00% due 7/1/2017 (Junior College District; Insured: Natl-Re)	NR/Aa2	1,000,000	1,087,430

Missouri Development Finance Board, 5.00% due 4/1/2019 (Eastland Center)	A-/NR	1,000,000	1,073,950

Missouri Development Finance Board, 5.00% due 4/1/2021 (Eastland Center)	A-/NR	2,000,000	2,106,900

Missouri Development Finance Board, 5.125% due 4/1/2022 (Eastland Center)	A-/NR	2,000,000	2,135,420

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2019 (Webster University)	NR/A2	2,235,000	2,585,314

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2021 (Webster University)	NR/A2	2,520,000	2,942,453

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements) (ETM)	NR/NR	810,000	888,270

Tax Increment Financing Commission of Kansas City, 5.00% due 5/1/2022 (Union Hill Redevelopment Project)	NR/NR	3,570,000	3,712,372

Nevada — 1.36%

Carson City, 5.00% due 9/1/2027 (Carson Tahoe Regional Medical Center)	BBB+/NR	2,450,000	2,615,644

City of Henderson, 5.625% due 7/1/2024 (Catholic Healthcare West)	A/A3	2,910,000	2,920,389

Washoe County GO, 5.00% due 7/1/2026 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	5,000,000	5,547,450

Washoe County GO, 5.00% due 7/1/2029 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,184,900

Washoe County GO, 5.00% due 7/1/2032 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,160,380

New Hampshire — 1.10%

Manchester Housing & Redevelopment Authority, 0% due 1/1/2016 (Insured: Radian/ACA)	NR/Caa1	4,990,000	4,505,720

New Hampshire Health & Education Facilities Authority, 5.25% due 10/1/2023 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,069,750

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	AA/Aa3	1,860,000	2,184,849

State of New Hampshire, 5.00% due 2/1/2022 (Turnpike System)	A+/A1	2,250,000	2,668,433

State of New Hampshire, 5.00% due 2/1/2024 (Turnpike System)	A+/A1	1,755,000	2,027,990

New Jersey — 1.59%

Burlington County Bridge Commission, 4.00% due 12/1/2017 (County Governmental Loan Program)	AA/Aa2	850,000	939,632

Cape May County Industrial Pollution Control Financing Authority, 6.80% due 3/1/2021 (Atlantic City Electric Company; Insured: Natl-Re)	AA-/A3	560,000	688,968

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & State Court Facilities; Insured: Natl-Re)	NR/Aa2	2,500,000	3,065,950

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey EDA, 5.50% due 9/1/2026 (School Facilities Construction; Insured: AMBAC)	A/A2	3,000,000	3,599,070

New Jersey EDA, 5.50% due 9/1/2027 (Schools Facilities Construction; Insured: Natl-Re)	AA-/A2	1,700,000	2,046,222

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2027 (Virtua Health)	A+/NR	2,000,000	2,277,160

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2028 (Virtua Health)	A+/NR	1,000,000	1,129,870

New Jersey Water Supply Authority, 5.00% due 8/1/2019 (Manasquan Reservoir Water Supply System; Insured: Natl-Re)	AA/Aa3	635,000	666,433

Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022	NR/A2	3,000,000	3,659,190

New Mexico — 1.08%

City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A3	3,000,000	3,186,480

City of Las Cruces GRT, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,040,000	2,230,781

Incorporated County of Los Alamos, 5.00% due 7/1/2014 (Department of Public Utilities; Insured: AGM)	AA/A2	2,000,000	2,000,260

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	1,800,000	1,780,002

Rio Rancho Public School District No. 94, 5.00% due 8/1/2015 (State Aid Withholding)	NR/Aa1	1,715,000	1,803,460

Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2014 (Insured: AGM) (State Aid Withholding)	NR/Aa1	1,205,000	1,209,012

New York — 5.53%

City of New York GO, 5.00% due 8/1/2019 (Financial Emergency Act; Insured: Natl-Re)	AA/Aa2	140,000	147,081

City of New York GO, 5.00% due 8/1/2019 pre-refunded 8/1/2015 (Financial Emergency Act; Insured: Natl-Re)	AA-/Aa2	465,000	489,454

City of New York GO, 0.44% due 8/1/2021 (Capital Projects)	AA/Aa2	2,700,000	2,700,972

City of New York GO, 5.00% due 8/1/2027 (Financial Emergency Act)	AA/Aa2	4,530,000	5,260,372

City of New York GO, 5.00% due 8/1/2030 (Financial Emergency Act)	AA/Aa2	5,000,000	5,724,050

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	4,000,000	4,549,800

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,300,000	1,471,002

Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District)	AA-/Aa2	3,000,000	3,496,680

Erie County Industrial Development Agency, 5.00% due 5/1/2027 (City of Buffalo School District) (State Aid Withholding)	AA-/Aa2	5,000,000	5,792,050

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Elementary, Middle/High School Projects; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	305,000	338,590

New York City Municipal Water Finance Authority, 0.06% due 6/15/2035 put 7/1/2014 (Water and Sewer System Capital Improvements; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	20,000,000	20,000,000

New York City Transitional Finance Authority, 4.00% due 8/1/2014 (City Capital Projects)	AAA/Aa1	3,340,000	3,351,156

New York State Dormitory Authority, 5.625% due 7/1/2016 (City University System)	AA-/Aa2	710,000	745,990

New York State Dormitory Authority, 5.00% due 7/1/2017 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	850,000	918,136

New York State Dormitory Authority, 5.25% due 5/15/2021 (State University Educational Facilities)	AA-/Aa2	500,000	591,880

New York State Dormitory Authority, 5.00% due 7/1/2023 (Miriam Osborn Memorial Home Assoc.)	NR/NR	2,180,000	2,364,820

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 12/15/2027 (State Educational & Medical Facilities)	AAA/Aa1	2,500,000	2,905,950

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	1,700,000	1,925,471

North Carolina — 0.30%

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2018 (Carolinas HealthCare System)	AA-/Aa3	600,000	639,774

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2028 (Carolinas HealthCare System)	AA-/Aa3	2,190,000	2,491,322

County of Henderson COP, 5.25% due 5/1/2017 pre-refunded 5/1/2015 (Dana Elementary School and Depts. of Social Services, Public Health and Veterans Services; Insured: AMBAC)	AA/Aa3	230,000	239,823

North Dakota — 0.19%

County of Ward, 5.125% due 7/1/2021 (Trinity Health System)	BBB-/NR	1,000,000	1,031,660

North Dakota Building Authority, 4.25% due 12/1/2015 (Various State Agency Capital Projects; Insured: Natl-Re)	AA+/Aa2	1,105,000	1,168,582

Ohio — 6.14%

Akron, Bath and Copley Joint Township Hospital District, 5.00% due 11/15/2024 (Children’s Hospital Medical Center of Akron)	NR/A1	1,000,000	1,130,900

American Municipal Power, Inc., 5.25% due 2/15/2028 (AMP Fremont Energy Center)	A/A1	4,000,000	4,536,320

City of Cleveland, 2.00% due 10/1/2014 (Parks and Recreation Facilities)	AA/A1	470,000	472,054

City of Cleveland, 2.00% due 10/1/2015 (Parks and Recreation Facilities)	AA/A1	475,000	484,757

City of Cleveland, 2.00% due 10/1/2015 (Public Safety, Health and Welfare Facilities)	AA/A1	375,000	382,703

City of Cleveland, 3.00% due 10/1/2017 (Parks and Recreation Facilities)	AA/A1	490,000	522,497

City of Cleveland, 5.00% due 11/15/2027 (Public Facilities Improvements)	AA/A1	1,285,000	1,476,079

City of Cleveland, 5.00% due 10/1/2028 (Bridges and Roadways)	AA/A1	2,420,000	2,762,720

City of Cleveland, 5.00% due 11/15/2028 (Public Facilities Improvements)	AA/A1	1,000,000	1,143,130

City of Cleveland, 5.00% due 10/1/2029 (Bridges and Roadways)	AA/A1	100,000	113,626

City of Cleveland, 5.00% due 11/15/2029 (Public Facilities Improvements)	AA/A1	1,415,000	1,610,001

City of Cleveland, 5.00% due 11/15/2030 (Public Facilities Improvements)	AA/A1	1,485,000	1,674,323

City of Cleveland GO, 5.00% due 12/1/2016 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,107,390

City of Cleveland GO, 5.00% due 12/1/2024 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,179,370

City of Cleveland GO, 5.00% due 12/1/2026 (Various Municipal Capital Improvements)	AA/A1	1,230,000	1,425,435

City of Hamilton, 5.25% due 10/1/2017 (Wastewater System; Insured: AGM)	NR/A1	1,500,000	1,591,590

Cleveland-Cuyahoga County Port Authority, 6.25% due 5/15/2016 (Council for Economic Opportunities in Greater Cleveland; LOC: FifthThird Bank)	BBB+/NR	560,000	560,806

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2021 (Cleveland Museum of Art)	AA+/NR	1,330,000	1,556,565

Cleveland-Cuyahoga County Port Authority, 5.00% due 7/1/2025 (County Administration Offices)	AA-/Aa2	1,780,000	2,099,670

County of Allen, 5.00% due 5/1/2025 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	4,470,000	5,062,186

County of Allen, 5.00% due 5/1/2026 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	3,855,000	4,319,181

County of Hamilton, 5.00% due 5/15/2028 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	2,665,000	3,080,527

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Hamilton, 5.00% due 5/15/2029 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	1,000,000	1,148,020

County of Hamilton, 5.00% due 5/15/2031 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	4,420,000	5,028,722

Deerfield Township, 5.00% due 12/1/2016	NR/A1	1,035,000	1,124,517

Deerfield Township, 5.00% due 12/1/2025	NR/A1	1,000,000	1,041,370

Lucas County Health Care Facility, 5.00% due 8/15/2021 (Sunset Retirement Community)	NR/NR	1,400,000	1,511,566

Lucas County Health Care Facility, 5.125% due 8/15/2025 (Sunset Retirement Community)	NR/NR	1,250,000	1,363,687

Ohio Air Quality Development Authority, 5.70% due 8/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	3,000,000	3,454,650

Ohio State Water Development Authority PCR, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,072,620

Ohio State Water Development Authority PCR, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	3,000,000	3,047,340

State of Ohio GO, 5.00% due 8/1/2015 (Educational Facilities Projects)	AA+/Aa1	10,775,000	11,343,058

State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 pre-refunded 7/1/2016 (Kenyon College)	A+/A1	1,200,000	1,311,960

Oklahoma — 0.57%

Oklahoma State Industries Authority, 5.50% due 7/1/2023 (Oklahoma Medical Research Foundation)	NR/A1	3,730,000	4,100,724

Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)	AA/A2	1,000,000	1,136,980

Tulsa County Industrial Authority, 5.00% due 12/15/2024 (St. Francis Health System, Inc.)	AA+/Aa2	1,130,000	1,238,921

Pennsylvania — 6.41%

Allegheny County Hospital Development Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	2,500,000	2,890,900

Allegheny County IDA, 5.90% due 8/15/2026 (Propel Charter School-McKeesport)	BBB-/NR	1,090,000	1,139,148

Allegheny County IDA, 6.375% due 8/15/2035 (Propel Charter School-McKeesport)	BBB-/NR	1,130,000	1,193,043

Ambridge Area School District GO, 5.50% due 11/1/2031 pre-refunded 11/1/2014 (Senior High School; Insured: Natl-Re) (State Aid Withholding)	AA-/NR	350,000	356,318

Bethlehem Area School District GO, 5.00% due 10/15/2020 (Educational Facilities; Insured: AGM) (State Aid Withholding)	AA/NR	475,000	534,565

Bradford County IDA, 5.20% due 12/1/2019 (International Paper Company) (AMT)	BBB/Baa2	2,620,000	2,723,228

Chartiers Valley Industrial & Commercial Development Authority, 5.75% due 12/1/2022 (Asbury Health Center)	NR/NR	900,000	927,765

County of Lehigh GO, 5.00% due 11/15/2016	NR/Aa1	5,725,000	6,343,243

Dallastown Area School District GO, 4.00% due 5/1/2021 (State Aid Withholding)	AA/NR	460,000	511,060

Geisinger Authority, 0.02% due 6/1/2041 put 7/1/2014 (Geisinger Health System; SPA: JPMorgan Chase Bank) (daily demand notes)	AA/Aa2	5,680,000	5,680,000

Hospitals and Higher Educational Facilities Authority of Philadelphia, 0.03% due 7/1/2022 put 7/1/2014 (The Children’s Hospital of Philadelphia; SPA: JPMorgan Chase Bank) (daily demand notes)	AA/Aa2	1,805,000	1,805,000

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2030 (Acquisition of Susquehanna Resource Management Facility)	AA-/NR	3,000,000	3,398,940

Monroeville Financing Authority, 5.00% due 2/15/2026 (University of Pittsburgh Medical Center)	A+/Aa3	3,490,000	4,130,659

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pennsylvania Economic Development Financing Authority, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	7,470,000	7,687,750

Pennsylvania Higher Education Facilities Authority, 0% due 7/1/2020 (Insured: AMBAC)	NR/NR	2,032,839	1,310,144

Pennsylvania State Public School Building Authority GO, 5.00% due 6/1/2027 (Philadelphia District; Insured: AGM) (State Aid Withholding)	AA/Aa3	5,000,000	5,610,700

Pennsylvania Turnpike Commission Step Up Coupon, 0% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	4,000,000	4,061,920

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2030 (Water and Sewer System; Insured: AGM)	A/A2	5,000,000	5,608,700

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,740,000	4,173,503

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,665,000	4,089,810

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	405,000	449,352

Plum Borough School District GO, 4.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	365,000	399,387

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	355,000	393,113

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	385,000	427,161

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	425,000	470,135

Plum Borough School District GO, 5.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	430,000	503,986

School District of Philadelphia GO, 5.00% due 9/1/2018 (School Reform Commission) (State Aid Withholding)	A+/Aa3	5,250,000	5,937,435

Rhode Island — 0.44%

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2024 (Training School Project)	AA-/Aa3	3,595,000	4,146,868

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2023 (Consolidated Capital Development Loan)	AA/Aa2	800,000	885,392

South Carolina — 1.98%

City of Myrtle Beach, 5.00% due 6/1/2028 (Municipal Sports Complex)	AA-/A1	1,000,000	1,138,250

City of Myrtle Beach, 5.00% due 6/1/2030 (Municipal Sports Complex)	AA-/A1	1,000,000	1,124,770

Greenwood Fifty School Facilities, Inc., 5.00% due 12/1/2025 (School District No. 50 Project; Insured: AGM)	AA/A1	2,400,000	2,689,176

Lexington County Health Services District, Inc., 5.00% due 11/1/2016 (Lexington Medical Center)	AA-/A1	250,000	275,578

Lexington One School Facilities Corp., 5.00% due 12/1/2019 (School District No. 1 Project)	NR/Aa3	1,000,000	1,097,390

Lexington One School Facilities Corp., 5.25% due 12/1/2021 pre-refunded 12/1/2015 (School District No. 1 Project)	NR/Aa3	1,700,000	1,819,901

Medical University Hospital Authority, 5.25% due 8/15/2022 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	AA-/A3	300,000	301,902

Medical University Hospital Authority, 5.25% due 8/15/2023 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	AA-/A3	1,550,000	1,559,827

Medical University Hospital Authority, 5.25% due 2/15/2024 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	AA-/A3	725,000	729,596

Medical University Hospital Authority, 4.85% due 2/15/2026 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	AA-/A3	300,000	301,752

Medical University Hospital Authority, 5.25% due 2/15/2027 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	AA-/A3	250,000	251,585

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Scago Educational Facilities Corp., 5.00% due 12/1/2017 (Colleton School District; Insured: AGM)	AA/A3	1,000,000	1,098,910

Scago Educational Facilities Corp., 5.00% due 4/1/2019 pre-refunded 10/1/2015 (Spartanburg School District; Insured: AGM)	AA/Aa3	2,740,000	2,901,770

Scago Educational Facilities Corp., 5.00% due 4/1/2021 pre-refunded 10/1/2015 (Spartanburg School District; Insured: AGM)	AA/Aa3	1,000,000	1,059,040

Securing Assets For Education, 5.00% due 12/1/2019 (School District of Berkeley County Project)	A+/Aa3	2,000,000	2,194,780

South Carolina Housing Finance & Development Authority, 5.30% due 7/1/2023 (AMT)	NR/Aa1	835,000	864,718

Sumter Two School Facilities, Inc., 5.00% due 12/1/2021 (School District No. 2 Project; Insured: AGM)	AA/A3	2,855,000	3,086,740

South Dakota — 0.33%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2023 (Avera Health)	AA-/A1	1,575,000	1,789,168

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	1,700,000	1,892,440

Tennessee — 1.04%

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014	NR/Baa2	1,000,000	1,020,060

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023 (Prepaid Gas Purchase Agreement)	A-/Baa1	2,500,000	2,797,600

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023 (Prepaid Gas Purchase Agreement)	A-/Baa2	7,000,000	8,018,430

Texas — 8.22%

Arlington ISD GO, 5.00% due 2/15/2018 pre-refunded 2/15/2015 (Tarrant County Educational Facilities; Guaranty: PSF)	NR/Aaa	300,000	309,081

Austin Community College District, 5.50% due 8/1/2023 (Round Rock Campus)	AA/Aa2	2,180,000	2,521,279

Bexar County Health Facilities Development Corp., 5.00% due 7/1/2027 (Army Retirement Residence)	BBB/NR	1,730,000	1,772,593

Bexar Metropolitan Water District, 5.00% due 5/1/2021 (Waterworks System; Insured: Syncora)	A+/A1	1,300,000	1,442,753

Bexar Metropolitan Water District, 5.00% due 5/1/2022 (Waterworks System; Insured: Syncora)	A+/A1	2,300,000	2,552,563

Board of Regents of the Texas A&M University System, 5.25% due 5/15/2017 (Revenue Financing System and Capital Plan Projects)	AA+/Aaa	200,000	208,760

Cities of Dallas and Fort Worth, 5.00% due 11/1/2015 (DFW International Airport Development Plan)	A+/A2	1,000,000	1,063,590

City of Arlington GO, 5.00% due 8/15/2019 (Insured: AGM)	AAA/Aa1	600,000	631,830

City of Dallas, 5.00% due 10/1/2031 pre-refunded 10/1/2015 (Waterworks & Sewer System; Insured: AGM)	AAA/Aa1	4,710,000	4,991,799

City of Galveston, 5.00% due 9/1/2021 (Galveston Island Convention Center; Insured: AGM)	NR/A2	545,000	625,671

City of Galveston, 5.00% due 9/1/2024 (Galveston Island Convention Center; Insured: AGM)	NR/A2	1,115,000	1,261,935

City of Laredo, 5.00% due 3/15/2018 (Sports Venue Improvements; Insured: AMBAC)	A+/A1	2,040,000	2,089,796

City of Laredo GO, 5.00% due 8/15/2017 pre-refunded 8/15/2015 (Waterworks and Sewer System; Insured: AMBAC)	NR/Aa2	185,000	195,023

City of Laredo GO, 5.00% due 8/15/2017 (Waterworks and Sewer System; Insured: AMBAC)	AA/Aa2	315,000	331,320

City of Pharr Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	5,050,000	5,563,686

City of San Antonio Passenger Facility, 5.00% due 7/1/2024 (Airport System Improvements) (AMT)	A-/A2	2,065,000	2,326,388

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of San Antonio Passenger Facility, 5.00% due 7/1/2025 (Airport System Improvements) (AMT)	A-/A2	1,160,000	1,294,258

Dallas County Utilities & Reclamation District, 5.15% due 2/15/2022 (Insured: AMBAC)	A-/A3	3,000,000	3,255,810

Eagle Mountain & Saginaw Texas ISD GO, 2.50% due 8/1/2050 put 8/1/2014 (School Improvements; Guaranty: PSF)	AAA/NR	1,000,000	1,001,920

Grapevine-Colleyville ISD GO, 5.25% due 8/15/2023 (Educational Facilities; Insured: Natl-Re)	AA/Aa2	20,000	21,104

Grapevine-Colleyville ISD GO, 5.25% due 8/15/2023 pre-refunded 8/15/2015 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	545,000	576,054

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2028 (Memorial Hermann Health System)	A+/A1	3,000,000	3,440,790

Harris County Hospital District, 5.00% due 2/15/2015 (Insured: Natl-Re)	AA-/A2	2,075,000	2,128,245

Houston Airport System, 5.00% due 7/1/2014	A/NR	1,000,000	1,000,130

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 (Cosmos Foundation, Inc.)	BBB/NR	775,000	908,192

Kimble County Hospital District GO, 5.00% due 8/15/2017	NR/NR	510,000	565,243

Kimble County Hospital District GO, 5.00% due 8/15/2018	NR/NR	525,000	592,226

La Vernia Higher Education Finance Corp., 5.75% due 8/15/2024 (Kipp, Inc.)	BBB/NR	3,000,000	3,336,360

Lower Colorado River Authority, 5.00% due 5/15/2026 (Electric Generation, Water & Electric Transmission)	A/A1	9,470,000	10,811,141

North Central Texas Health Facilities Development Corp., 5.00% due 8/15/2019 (Children’s Medical Center of Dallas)	NR/Aa3	270,000	312,336

North East ISD GO, 2.00% due 8/1/2043 put 8/1/2015 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	7,130,000	7,247,360

North Texas Tollway Authority, 5.00% due 9/1/2017 (DOT-President George Bush Turnpike Western Extension)	AA+/NR	450,000	510,030

Nueces River Authority, 5.00% due 7/15/2020 (Corpus Christi Lake Texana Water Supply Facilities; Insured: AGM)	AA/Aa3	1,000,000	1,046,600

San Juan Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	1,590,000	1,775,410

Socorro ISD GO, 5.25% due 8/15/2014 (Educational Facility Projects; Guaranty: PSF)	AAA/NR	1,100,000	1,107,062

Stafford Economic Development Corp., 6.00% due 9/1/2017 (Convention Center-Performing Arts Center Theater Complex; Insured: Natl-Re)	AA-/A1	1,775,000	1,892,292

State of Texas, 2.00% due 8/28/2014 (General Revenue Fund-Cash Flow Management)	SP-1+/Mig1	10,500,000	10,532,235

Texas City Industrial Development Corp., 7.375% due 10/1/2020 (BP Pipelines N.A., Inc.)	A/A2	2,705,000	3,542,441

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools; Insured: ACA)	BBB/NR	3,000,000	3,157,440

Texas Public Finance Authority Charter School Finance Corp., 6.00% due 2/15/2030 (Cosmos Foundation, Inc.)	BBB/NR	1,750,000	1,938,580

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 (IDEA Public Schools; Insured: ACA)	BBB/NR	2,000,000	2,050,420

Uptown Development Authority, 5.50% due 9/1/2029 (Infrastructure Improvements)	BBB/NR	1,250,000	1,349,425

U.S. Virgin Islands — 0.49%

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	5,000,000	5,578,300

Utah — 0.17%

City of Herriman, 5.75% due 11/1/2027 (Towne Center Assessment Area)	AA-/NR	480,000	482,328

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Local Building Authority of Salt Lake Valley Fire Service Area, 5.25% due 4/1/2020	NR/Aa2	1,250,000	1,402,762

Virginia — 0.95%

County of Hanover IDA, 6.00% due 10/1/2021 (FirstHealth Richmond Memorial Hospital) (ETM)	AA-/NR	795,000	861,557

Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	2,850,000	2,986,715

Pittsylvania County GO, 3.00% due 7/15/2017 (Educational Capital Projects) (State Aid Withholding)	AA-/Aa3	280,000	280,549

Virginia Housing Development Authority GO, 4.85% due 4/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,326,300

Virginia Housing Development Authority GO, 4.85% due 10/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,324,688

Washington — 2.42%

City of Seattle, 5.00% due 2/1/2019 (Light and Power Improvements)	AA/Aa2	3,000,000	3,502,020

Skagit County Public Hospital District No. 1 GO, 5.125% due 12/1/2015 (Skagit Valley Hospital; Insured: Natl-Re)	NR/A1	1,900,000	2,023,804

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2025 (Skagit Regional Health)	NR/A1	4,860,000	5,598,525

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2028 (Skagit Regional Health)	NR/A1	3,000,000	3,367,470

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2027 (Island Hospital)	NR/A1	2,445,000	2,731,163

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (Island Hospital)	NR/A1	2,195,000	2,433,245

State of Washington COP, 5.00% due 7/1/2014 (Higher Education Capital Projects)	NR/Aa2	1,905,000	1,905,267

Washington Health Care Facilities Authority, 5.25% due 8/15/2024 (Multi-care Systems; Insured: AGM)	AA/Aa3	1,000,000	1,100,010

Washington Health Care Facilities Authority, 6.25% due 8/1/2028 pre-refunded 8/1/2018 (Highline Medical Centers; Insured: FHA 242)	NR/NR	3,985,000	4,802,722

West Virginia — 0.23%

State of West Virginia GO, 5.00% due 6/1/2022 (Division of Highways State Road Fund; Insured: Natl-Re)	AA/Aa1	1,000,000	1,043,130

West Virginia Hospital Finance Authority, 5.00% due 6/1/2020 (United Hospital Center; Insured: AMBAC)	A/A2	1,530,000	1,613,829

Wisconsin — 1.79%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Agnesian Healthcare, Inc.)	A-/A3	2,170,000	2,453,272

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2023 (ProHealth Care, Inc.)	A+/A1	1,980,000	2,257,022

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2024 (ProHealth Care, Inc.)	A+/A1	2,460,000	2,782,309

Wisconsin Health & Educational Facilities Authority, 5.50% due 7/1/2025 (Agnesian Healthcare, Inc.)	A-/A3	5,000,000	5,594,600

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2025 (ProHealth Care, Inc.)	A+/A1	3,180,000	3,571,617

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2026 (ProHealth Care, Inc.)	A+/A1	3,305,000	3,683,224

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

TOTAL INVESTMENTS — 94.55% (COST $1,016,236,112)			$1,073,445,527

OTHER ASSETS LESS LIABILITIES — 5.45%			61,833,782

NET ASSETS — 100.00%			$1,135,279,309

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

GRT	Gross Receipts Tax

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

IDA	Industrial Development Authority

ISD	Independent School District

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

SONYMA	State of New York Mortgage Authority

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,016,236,112

Gross unrealized appreciation on a tax basis	$57,687,880
Gross unrealized depreciation on a tax basis	(478,465)

Net unrealized appreciation (depreciation) on investments (tax basis)	$57,209,415

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments),

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2014 (Unaudited)

are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities

Municipal Bonds	$1,073,445,527	$-	$1,073,445,527	$-

Total Investments in Securities	$1,073,445,527	$-	$1,073,445,527	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2014.

SCHEDULE OF INVESTMENTS

Thornburg Strategic Municipal Income Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 0.49%

City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A1	$ 1,000,000	$ 1,005,000

Arizona — 0.53%

Pima County IDA, 5.875% due 4/1/2022 (Cambridge Academy)	NR/NR	370,000	371,302

Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)	BBB+/NR	710,000	723,377

California — 17.75%

ABAG Finance Authority for Nonprofit Corporations, 5.00% due 7/1/2047 (Episcopal Senior Communities)	NR/NR	1,635,000	1,691,228

Benicia USD GO, 0% due 8/1/2026 (Benicia High School; Insured: AGM)	AA/A2	830,000	495,452

California HFFA, 6.25% due 2/1/2026 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A/NR	1,500,000	1,752,795

California HFFA, 5.00% due 11/15/2034 (Children’s Hospital Los Angeles)	BBB+/Baa2	420,000	439,270

California Housing Finance Agency, 4.625% due 8/1/2016 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	A-/Baa2	1,175,000	1,227,840

California Housing Finance Agency, 4.625% due 8/1/2026 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	A-/Baa2	560,000	569,604

California Municipal Finance Authority, 8.50% due 11/1/2039 (Harbor Regional Center)	NR/A3	1,000,000	1,201,440

California Pollution Control Financing Authority, 5.00% due 11/21/2045 (Poseidon Resources (Channelside) LP Desalination Project) (AMT)	NR/Baa3	3,000,000	3,071,520

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A-/A1	1,000,000	1,123,400

California State Public Works Board, 6.25% due 4/1/2034 (Department of General Services-Offices Renovation)	A-/A1	100,000	117,390

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	175,000	182,000

California Statewide Communities Development Authority, 6.125% due 7/1/2046 (Aspire Public Schools)	NR/NR	995,000	1,021,099

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	2,425,000	1,345,608

Carson Redevelopment Agency, 7.00% due 10/1/2036 (Project Area 1)	A-/NR	500,000	575,755

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	1,500,000	1,529,130

City of Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)	A/NR	1,000,000	1,107,160

Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)	AA/A1	1,750,000	1,856,295

County of El Dorado, 5.00% due 9/1/2026 (El Dorado Hills Development-Community Facilities)	A/NR	630,000	696,295

Daly County Housing Development Finance Agency, 5.25% due 12/15/2023 (Franciscan Country Club Mobile Home Park Acquisition)	A/NR	650,000	685,119

Los Angeles County Public Works Financing Authority, 4.00% due 9/1/2014 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	AA-/NR	75,000	75,489

Los Angeles County Public Works Financing Authority, 4.00% due 9/1/2015 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	AA-/NR	50,000	51,886

Los Angeles County Public Works Financing Authority, 3.625% due 9/1/2016 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	AA-/A3	200,000	210,520

M-S-R Energy Authority, 6.50% due 11/1/2039	A-/NR	1,000,000	1,311,380

Redwood City Redevelopment Agency, 0% due 7/15/2021 (Redevelopment Project Area 2; Insured: AMBAC)	A-/NR	1,285,000	986,392

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Riverside Community College District GO, 5.00% due 8/1/2021 pre-refunded 8/1/2015 (Insured: AGM)	AA/Aa2	150,000	157,888

Riverside County Asset Leasing Corp., 0% due 6/1/2021 (Riverside County Hospital; Insured: Natl-Re)	AA-/A2	535,000	428,016

San Francisco City & County Redevelopment Financing Authority, 0% due 8/1/2023 (Redevelopment Project; Insured: Natl-Re)	AA-/A3	1,025,000	729,390

San Francisco City & County Redevelopment Financing Authority, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)	A-/NR	250,000	283,785

San Francisco City & County Redevelopment Financing Authority, 6.75% due 8/1/2041 (Mission Bay North Redevelopment)	A-/NR	500,000	597,100

San Jose Redevelopment Agency, 5.50% due 8/1/2035 (Merged Area Redevelopment)	A/Ba1	1,000,000	1,064,720

Sonoma County Community Redevelopment Agency, 6.50% due 8/1/2034 (The Springs Redevelopment; Insured: AGM)	AA/NR	100,000	100,463

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2016 (Insured: AMBAC)	A+/A2	500,000	502,015

State of California GO, 0% due 5/1/2034 put 7/1/2014 (Kindergarten University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	9,000,000	9,000,000

Union Elementary School District, 0% due 9/1/2027 (Santa Clara County District Schools; Insured: Natl-Re)	AA+/NR	905,000	546,520

Colorado — 3.40%

Denver Convention Center Hotel Authority, 5.125% due 12/1/2026 (Insured: Syncora)	BBB-/Baa3	2,450,000	2,514,974

Denver Convention Center Hotel Authority, 5.00% due 12/1/2030 (Insured: Syncora)	BBB-/Baa3	450,000	459,009

Denver Convention Center Hotel Authority, 5.00% due 12/1/2035 (Insured: Syncora)	BBB-/Baa3	605,000	613,609

Eagle Bend Metropolitan District GO, 5.00% due 12/1/2020 (Insured: Radian)	A-/NR	825,000	840,559

Eagle River Fire District, 6.625% due 12/1/2024	NR/NR	225,000	240,818

Eagle River Fire District, 6.875% due 12/1/2030	NR/NR	400,000	427,380

Public Authority for Colorado Energy, 5.75% due 11/15/2018 (Natural Gas Purchase)	A-/Baa2	615,000	686,506

Public Authority for Colorado Energy, 6.50% due 11/15/2038 (Natural Gas Purchase)	A-/Baa2	260,000	339,719

Regional Transportation District COP, 4.50% due 6/1/2016 pre-refunded 6/1/2015 (Transit Vehicles Project; Insured: AMBAC)	A/Aa3	350,000	363,821

Regional Transportation District COP, 5.375% due 6/1/2031 (FasTracks Transportation System)	A/Aa3	500,000	548,455

Connecticut — 1.96%

Connecticut Health & Educational Facilities Authority, 0.01% due 7/1/2036 put 7/1/2014 (Yale University) (daily demand notes)	AAA/Aaa	2,000,000	2,000,000

Connecticut Health & Educational Facilities Authority, 6.00% due 7/1/2039 (Ethel Walker School)	BBB-/NR	1,000,000	1,055,080

State of Connecticut GO Floating Rate Note, 0.58% due 9/15/2017 (Public Facility Improvements)	AA/Aa3	1,000,000	1,002,570

Delaware — 0.52%

Delaware HFA, 5.00% due 7/1/2021 (Nanticoke Memorial Hospital)	BB+/NR	1,000,000	1,071,270

District of Columbia — 0.41%

Metropolitan Washington Airports Authority, 0% due 10/1/2027 (Dulles Toll Road; Insured: AGM)	AA/A3	1,500,000	840,360

Florida — 5.87%

City of Miami GO, 5.00% due 1/1/2017 (Homeland Defense/Neighborhood Capital Improvements)	BBB-/A3	1,245,000	1,344,936

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Miami GO, 5.00% due 1/1/2018 (Homeland Defense/Neighborhood Capital Improvements)	BBB-/A3	1,790,000	1,963,791

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2027 (Nova Southeastern University)	BBB/Baa1	1,000,000	1,070,520

Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024	NR/A3	340,000	340,660

Miami-Dade County Expressway Authority, 5.00% due 7/1/2022 (Toll System Five-Year Work Program)	A-/A3	625,000	737,212

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System Five-Year Work Program)	A-/A3	625,000	737,669

Miami-Dade County School Board COP, 5.00% due 8/1/2027 (District School Facilities and Infrastructure)	A/A1	1,100,000	1,218,162

Orange County, 0% due 10/1/2016 (County Correctional Facilities and Communications System; Insured: AMBAC)	NR/NR	410,000	395,494

Pinellas County Educational Facilities Authority, 5.25% due 10/1/2030 (Barry University)	BBB/NR	500,000	532,675

Sarasota County Public Hospital Board, 5.061% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	1,000,000	1,025,230

School Board of Marion County COP, 5.25% due 6/1/2022 pre-refunded 6/1/2015 (Educational Facilities; Insured: AMBAC)	NR/A2	1,000,000	1,045,970

St. Johns County IDA, 5.625% due 8/1/2034 (Presbyterian Retirement Communities Project)	NR/NR	230,000	233,379

Tampa Sports Authority, 5.75% due 10/1/2020 (Tampa Bay Arena; Insured: Natl-Re)	AA-/A3	1,000,000	1,111,380

University of Southern Florida Financing Corp. COP, 5.00% due 7/1/2021 (Student Housing & Parking Facilities; Insured: AMBAC)	A+/A1	375,000	392,209

Georgia — 1.50%

City of Atlanta, 6.25% due 11/1/2034 (Water and Wastewater Capital Improvement Program)	A+/Aa3	500,000	588,260

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	1,000,000	1,168,130

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A/A3	515,000	568,776

Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)	A-/Baa2	350,000	409,486

Municipal Gas Authority of Georgia GO, 5.00% due 4/1/2016 (Public Gas Partners, Inc.-Gas Portfolio III Project)	AA-/A1	350,000	378,382

Guam — 2.14%

Guam Government, 5.75% due 12/1/2034 (Layon Solid Waste Disposal Facility)	BBB+/NR	500,000	545,540

Guam Government Department of Education COP, 6.875% due 12/1/2040 (John F. Kennedy High School)	B+/NR	1,000,000	1,106,450

Guam Government GO, 7.00% due 11/15/2039	BB-/NR	520,000	564,881

Guam Power Authority, 5.00% due 10/1/2027 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,123,040

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Ba1	500,000	563,370

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Ba1	500,000	533,980

Illinois — 3.98%

Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (Education Capital Improvement Program; Insured: AGM)	AA/A2	365,000	395,419

City of Chicago, 6.75% due 6/1/2022 (Pilsen Redevelopment)	NR/NR	940,000	943,281

City of Chicago, 5.00% due 1/1/2031 (Riverwalk Expansion Project; Insured: AGM)	AA+/A2	500,000	541,260

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Chicago GO, 5.00% due 1/1/2020 (Insured: AGM)	AA/A2	475,000	483,198

Cook County GO, 5.25% due 11/15/2033	AA/A1	1,000,000	1,080,190

Illinois Finance Authority, 5.75% due 11/15/2037 (OSF Healthcare System)	A/A3	330,000	349,866

Illinois Finance Authority, 6.00% due 5/15/2039 (OSF Healthcare System)	A/A3	1,545,000	1,735,359

Metropolitan Pier & Exposition Authority, 5.00% due 6/15/2050 (McCormick Place)	AAA/Baa1	1,500,000	1,561,845

Village of Melrose Park GO, 6.75% due 12/15/2016 (Redevelopment Project Costs; Insured: Natl-Re)	NR/A3	250,000	265,093

Village of Melrose Park GO, 6.75% due 12/15/2021 (Redevelopment Project Costs; Insured: Natl-Re)	NR/A3	410,000	498,523

Will County School District No. 114 GO, 0% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	NR/A3	570,000	378,640

Indiana — 2.62%

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	1,000,000	1,083,020

Indiana Finance Authority, 6.00% due 12/1/2019 (U.S. Steel Corp.)	BB-/B1	3,000,000	3,274,380

Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)	BBB-/NR	1,000,000	1,054,740

Iowa — 0.82%

Iowa Finance Authority Midwestern Disaster Area, 5.25% due 12/1/2025 (Iowa Fertilizer Company Project)	BB-/NR	1,615,000	1,690,679

Kansas — 1.65%

City of Wichita, 5.90% due 12/1/2016 (Brentwood Apartments)	B/NR	255,000	252,223

City of Wichita, 5.85% due 12/1/2025 (Brentwood Apartments)	B/NR	895,000	786,096

Kansas City Community College COP, 3.00% due 4/1/2016 (Higher Education Campus Facilities)	AA-/NR	150,000	156,120

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2031 (Utility System Improvement)	A+/A3	1,000,000	1,119,200

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2032 (Utility System Improvement)	A+/A3	1,000,000	1,111,090

Kentucky — 1.53%

County of Owen, 6.25% due 6/1/2039 (Kentucky-American Water Co. Project)	A-/Baa1	540,000	601,652

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	715,000	566,430

Kentucky Economic DFA, 0% due 10/1/2022 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,650,000	1,990,547

Louisiana — 2.75%

[a] City of New Orleans, 5.00% due 12/1/2034 (Water System Facilities Improvement)	BBB+/NR	400,000	429,912

Louisiana Energy and Power Authority, 5.25% due 6/1/2038 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,000,000	2,203,280

Louisiana Public Facilities Authority, 5.00% due 7/1/2032 (Black & Gold Facilities; Insured: CIFG)	AA/A3	120,000	124,534

Louisiana Public Facilities Authority, 5.375% due 5/15/2043 (Ochsner Clinic Foundation)	NR/Baa1	500,000	522,205

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	2,250,000	2,404,237

Massachusetts — 0.17%

Massachusetts Educational Financing Authority, 6.00% due 1/1/2028	AA/NR	320,000	342,192

Michigan — 7.49%

City of Detroit, 0% due 7/1/2017 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	100,000	84,991

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Detroit, 5.00% due 7/1/2017 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	100,000	100,949

City of Detroit, 0% due 7/1/2018 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	330,000	262,753

City of Detroit, 5.00% due 7/1/2018 (Water Supply System; Insured: Natl-Re)	AA-/A3	350,000	353,255

City of Detroit, 5.00% due 7/1/2020 (Water Supply System; Insured: Natl-Re)	AA-/A3	1,000,000	1,003,880

City of Detroit, 5.25% due 7/1/2021 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	200,000	202,444

City of Detroit, 5.00% due 7/1/2022 (Water Supply System; Insured: Natl-Re)	AA-/A3	260,000	260,783

City of Detroit, 5.25% due 7/1/2023 (Sewage Disposal System; Insured: Natl-Re)	AA-/A3	180,000	181,539

City of Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 (Bronson Methodist Hospital)	NR/A2	1,000,000	1,045,990

City of Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 (Bronson Nursing and Rehabilitation Center)	NR/A2	1,000,000	1,070,720

City of Troy GO, 5.25% due 11/1/2032 (Downtown Development Authority-Community Center Facilities)	AAA/NR	1,025,000	1,169,289

County of Genesee GO, 5.375% due 11/1/2038 (Water Supply System; Insured: BAM)	AA/A2	1,000,000	1,101,440

Livonia Public School District GO, 5.00% due 5/1/2036 (School Building & Site)	AA/A2	225,000	241,598

Michigan Finance Authority, 5.00% due 4/1/2031 (State Dept. of Human Services Office Buildings)	A+/NR	1,000,000	1,053,980

Michigan Finance Authority, 8.125% due 4/1/2041 (Hope Academy Project)	NR/NR	980,000	1,076,148

Michigan Housing Development Authority, 3.375% due 11/1/2016 (AMT)	AA/NR	655,000	665,847

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	1,035,000	1,102,875

Michigan State Hospital Finance Authority, 5.00% due 11/15/2015 (Edward W. Sparrow Hospital Assoc.)	A+/A1	200,000	210,818

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 (Oakwood Southshore Medical Center)	A/A2	650,000	676,923

Michigan State Hospital Finance Authority, 5.75% due 11/15/2039 (Henry Ford Health System)	A-/A3	1,000,000	1,081,320

Michigan Strategic Fund, 7.00% due 5/1/2021 (Detroit Edison Company; Insured: Natl-Re/AMBAC)	NR/NR	250,000	309,530

School District of the City of Detroit, 5.00% due 5/1/2025 (School Building & Site; Insured: Q-SBLF)	AA-/Aa2	1,000,000	1,089,360

School District of the City of Detroit GO, 5.25% due 5/1/2027 (School Building & Site; Insured: AGM)	AA/Aa2	1,000,000	1,151,310

Minnesota — 0.75%

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2023 (Airport, Marina & Port Improvements; Insured: BHAC) (AMT)	AA+/Aa1	1,000,000	1,023,540

St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023	A/A2	115,000	121,317

Washington County Housing Redevelopment Authority, 5.625% due 6/1/2037 (Birchwood & Woodbury)	NR/NR	415,000	416,220

Mississippi — 0.07%

Jackson Public School District, 4.00% due 2/1/2018 (District Long Range Capital Expenditure Program; Insured: AGM) (State Aid Withholding)	NR/Aa3	140,000	144,449

Missouri — 1.80%

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements) (ETM)	NR/NR	1,025,000	1,124,046

Tax Increment Financing Commission of Kansas City, 6.00% due 5/1/2030 (Union Hill Redevelopment Project)	NR/NR	2,505,000	2,601,092

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey — 2.04%

Higher Education Student Assistance Authority, 5.75% due 12/1/2039 (NJCLASS Student Loan Program) (AMT)	A/A2	750,000	789,285

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	AA-/A2	1,000,000	1,203,660

Salem County Pollution Control Financing Authority, 5.00% due 12/1/2023 (Chambers Project) (AMT)	BBB/Baa3	2,000,000	2,227,720

New Mexico — 0.99%

City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A3	1,000,000	1,062,160

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	1,000,000	988,890

New York — 3.03%

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	3,000,000	3,567,930

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	2,000,000	2,274,900

City of Syracuse, 5.00% due 8/1/2017 (City Public and School Building Capital Projects; Insured: AGM) (State Aid Withholding)	AA/A1	400,000	419,052

North Carolina — 0.21%

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2020 (Progress Energy Carolinas, Inc. Initial Project Acquisition; Insured: AMBAC)	A-/NR	410,000	437,462

Ohio — 2.61%

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	500,000	571,715

City of Akron, 5.00% due 12/1/2031 (Community Learning Centers)	AA+/NR	625,000	698,962

Cleveland-Cuyahoga County Port Authority, 6.25% due 5/15/2016 (Council for Economic Opportunities in Greater Cleveland Project; LOC: FifthThird Bank)	BBB+/NR	215,000	215,310

Cleveland-Cuyahoga County Port Authority, 7.00% due 5/15/2040 (Flats East Development Project; LOC: FifthThird Bank)	BBB+/NR	1,000,000	1,099,370

Ohio State Air Quality Development Authority PCR, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	100,000	101,879

Ohio State Water Development Authority PCR, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,072,620

Ohio State Water Development Authority PCR, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,350,000	1,371,303

Wyoming City School District GO, 5.00% due 12/1/2018 (Educational Facilities; Insured: AGM)	NR/A2	250,000	265,423

Oregon — 0.49%

Western Generation Agency, 5.00% due 1/1/2016 (Wauna Cogeneration Project; Insured: ACA)	NR/NR	1,000,000	1,015,760

Pennsylvania — 4.64%

Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)	BBB-/NR	950,000	1,022,409

City of Philadelphia, 5.00% due 6/15/2027 (Philadelphia International and Northeast Philadelphia Airports) (AMT)	A+/A2	2,000,000	2,171,900

Geisinger Authority, 0.02% due 6/1/2041 put 7/1/2014 (Geisinger Health System; SPA: JPMorgan Chase Bank) (daily demand notes)	AA/Aa2	995,000	995,000

Pennsylvania Economic Development Financing Authority, 5.00% due 12/1/2014 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	450,000	455,562

Pennsylvania Economic Development Financing Authority, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	1,800,000	1,852,470

Pennsylvania Turnpike Commission, 0% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	2,000,000	2,030,960

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)	BBB+/NR	1,000,000	1,082,360

Rhode Island — 0.38%

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2022 (Public Housing Development)	A+/NR	315,000	375,804

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2024 (Public Housing Development)	A+/NR	350,000	410,641

South Dakota — 0.60%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2027 (Avera Health)	AA-/A1	400,000	441,156

South Dakota Health & Educational Facilities Authority, 5.50% due 11/1/2040 (Sanford Health)	A+/A1	750,000	803,535

Tennessee — 0.32%

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015	A-/Baa1	100,000	102,474

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	A-/Baa2	500,000	570,170

Texas — 9.00%

Austin Convention Enterprises, Inc., 5.25% due 1/1/2024 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	720,000	745,574

Austin Convention Enterprises, Inc., 5.00% due 1/1/2034 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	665,000	660,904

[a] City of Houston, 5.00% due 11/15/2028 (Combined Utility System)	AA/Aa2	2,500,000	2,962,775

City of Kerrville Health Facilities Development Corp., 5.45% due 8/15/2035 (Sid Peterson Memorial Hospital)	BBB/NR	2,665,000	2,671,343

Commissioners Court of Bexar County, 5.00% due 6/15/2018 pre-refunded 6/15/2015 (County Highway Construction and Maintenance)	AA+/Aaa	200,000	209,268

Kimble County Hospital District, 6.25% due 8/15/2033	NR/NR	500,000	562,725

La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039 (Kipp, Inc.)	BBB/NR	1,000,000	1,114,540

[b] Lower Colorado River Authority, 5.00% due 5/15/2026 (Electric Generation, Water & Electric Transmission)	A/A1	3,000,000	3,424,860

San Antonio Energy Acquisition Public Facilities Corp., 5.50% due 8/1/2021	A-/Baa3	40,000	46,673

San Juan Higher Education Finance Authority, 6.70% due 8/15/2040 (IDEA Public Schools)	BBB/NR	1,000,000	1,155,320

Texas City Industrial Development Corp., 7.375% due 10/1/2020 (BP Pipelines N.A., Inc.)	A/A2	1,165,000	1,525,672

Texas Public Finance Authority Charter School Finance Corp., 4.15% due 8/15/2016 (IDEA Public Schools; Insured: ACA)	BBB/NR	100,000	105,780

[b] Texas Public Finance Authority Charter School Finance Corp., 5.00% due 2/15/2018 (Cosmos Foundation, Inc.)	BBB/NR	550,000	563,316

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools; Insured: ACA)	BBB/NR	155,000	163,134

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 (IDEA Public Schools; Insured: ACA)	BBB/NR	1,550,000	1,589,076

Texas Public Finance Authority Charter School Finance Corp., 6.20% due 2/15/2040 (Cosmos Foundation, Inc.)	BBB/NR	1,000,000	1,115,110

U.S. Virgin Islands — 0.27%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2037	NR/Baa3	500,000	554,530

Utah — 0.53%

Herriman City, 4.75% due 11/1/2022 (Towne Center Access and Utility Improvements)	AA-/NR	1,000,000	1,099,280

Virginia — 0.49%

City of Lexington IDA, 5.375% due 1/1/2028 (Kendal at Lexington Residential Care Facility)	NR/NR	1,000,000	1,011,060

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washington — 2.41%

Skagit County Public Hospital District No. 1, 5.75% due 12/1/2028 (Skagit Valley Hospital)	NR/Baa2	1,510,000	1,649,101

Washington Health Care Facilities Authority, 5.70% due 7/1/2038 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,087,040

Washington Health Care Facilities Authority, 5.75% due 1/1/2045 (Catholic Health Initiatives)	A+/A1	2,000,000	2,256,320

TOTAL INVESTMENTS — 86.21% (Cost $165,757,773)			$178,382,215

OTHER ASSETS LESS LIABILITIES — 13.79%			28,540,153

NET ASSETS — 100.00%			$206,922,368

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	When-issued security.
b	Segregated as collateral for a when-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

Q-SBLF	Insured by Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2014 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$165,757,773

Gross unrealized appreciation on a tax basis	$12,758,544
Gross unrealized depreciation on a tax basis	(134,102)

Net unrealized appreciation (depreciation) on investments (tax basis)	$12,624,442

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2014 (Unaudited)

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities

Municipal Bonds	$178,382,215	$-	$178,382,215	$-

Total Investments in Securities	$178,382,215	$-	$178,382,215	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the nine months ended June 30, 2014.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alameda County COP, 5.625% due 12/1/2016 (Santa Rita Jail; Insured: AMBAC)	AA/NR	$ 1,830,000	$ 2,048,246

Alameda County Joint Powers Authority, 5.00% due 12/1/2018 (Alameda County Medical Center Highland Hospital)	AA/Aa3	400,000	465,944

Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Alameda County Medical Center Highland Hospital)	AA/Aa3	750,000	885,833

Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Alameda County Medical Center Highland Hospital)	AA/Aa3	725,000	861,525

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Public Facility Capital Projects)	AA/Aa3	1,000,000	1,182,050

Alameda County Joint Powers Authority, 5.00% due 12/1/2024 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,500,000	2,981,450

Anaheim Public Financing Authority, 5.00% due 10/1/2018 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	780,000	818,633

Anaheim Public Financing Authority, 5.00% due 10/1/2020 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	445,000	463,000

Anaheim Public Financing Authority, 5.00% due 10/1/2021 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	820,000	849,717

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA/A2	3,000,000	2,332,080

Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area Toll Bridge)	AA/Aa3	2,075,000	2,249,175

Bay Area Toll Authority, 0.76% due 4/1/2047 put 10/1/2019 (San Francisco Bay Area Toll Bridge)	AA/Aa3	5,000,000	4,997,950

Bay Area Water Supply & Conservation Agency, 1.00% due 10/1/2014 (Regional Water System Improvements)	AA-/Aa3	1,000,000	1,002,290

Bay Area Water Supply & Conservation Agency, 2.00% due 10/1/2015 (Regional Water System Improvements)	AA-/Aa3	1,000,000	1,023,210

Bay Area Water Supply & Conservation Agency, 3.00% due 10/1/2016 (Regional Water System Improvements)	AA-/Aa3	3,965,000	4,203,296

Bonita USD GO, 5.00% due 8/1/2024 (Educational Facilities)	AA-/NR	1,000,000	1,181,650

Calexico USD COP, 6.75% due 9/1/2017	A-/NR	3,060,000	3,258,410

California Educational Facilities Authority, 5.00% due 4/1/2018 (Pitzer College)	NR/A2	1,540,000	1,758,372

California Educational Facilities Authority, 0% due 10/1/2019 (Loyola Marymount University; Insured: Natl-Re)	NR/A2	2,025,000	1,799,010

California Educational Facilities Authority, 5.00% due 4/1/2020 (Pitzer College)	NR/A2	1,445,000	1,687,774

California Educational Facilities Authority, 5.00% due 4/1/2022 (Chapman University)	NR/A2	2,000,000	2,325,420

California HFFA, 5.00% due 8/15/2014 (Cedars-Sinai Medical Center)	NR/A1	1,500,000	1,509,180

California HFFA, 4.00% due 2/1/2016 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A/NR	2,475,000	2,606,398

California HFFA, 5.50% due 10/1/2017 (Providence Health and Services) (ETM)	AA-/Aa3	1,100,000	1,263,944

California HFFA, 5.50% due 2/1/2018 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A/NR	2,715,000	3,093,715

California HFFA, 6.00% due 10/1/2018 (Providence Health and Services) (ETM)	AA-/Aa3	1,000,000	1,204,320

California HFFA, 5.00% due 11/15/2018 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,235,000	1,383,669

California HFFA, 5.10% due 2/1/2019 (Episcopal Home; Insured: California Mtg Insurance) (ETM)	A/NR	1,230,000	1,363,787

California HFFA, 5.00% due 11/15/2020 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,190,000	1,347,699

California HFFA, 5.25% due 3/1/2022 (Catholic HealthCare West Health Facilities)	A/A3	1,000,000	1,183,700

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California HFFA, 5.125% due 7/1/2022 (Catholic HealthCare West Health Facilities)	A/A3	1,420,000	1,481,514

California HFFA, 1.45% due 8/15/2023 put 3/15/2017 (Lucile Salter Packard Children’s Hospital)	AA-/Aa3	3,000,000	3,055,170

California HFFA, 5.00% due 11/15/2023 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,119,890

California HFFA, 5.00% due 7/1/2024 (St. Joseph Health System)	AA-/A1	1,000,000	1,183,610

California HFFA, 5.00% due 7/1/2043 put 10/17/2017 (St. Joseph Health System)	AA-/A1	3,000,000	3,409,530

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,908,450

California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University Residential Hall and Parking Structure)	NR/Baa1	150,000	171,413

California Municipal Finance Authority, 5.00% due 10/1/2022 (Biola University Residential Hall and Parking Structure)	NR/Baa1	160,000	184,149

California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University Residential Hall and Parking Structure)	NR/Baa1	125,000	144,080

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,820,000	3,076,451

California Pollution Control Financing Authority, 0% due 11/1/2026 put 7/1/2014 (Pacific Gas & Electric Co.; LOC: JPMorgan Chase Bank) (daily demand notes)	AA+/NR	24,600,000	24,600,000

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	AA-/A1	1,130,000	1,134,746

California State Department of Veterans Affairs, 2.75% due 12/1/2018 (Farm and Home Purchase Program)	AA/Aa3	1,000,000	1,036,350

California State Department of Veterans Affairs, 3.00% due 12/1/2019 (Farm and Home Purchase Program)	AA/Aa3	500,000	520,190

California State Department of Veterans Affairs GO, 4.40% due 12/1/2022 (Farm and Home Purchase Program) (AMT)	AA/Aa2	550,000	558,014

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa2	5,000,000	5,203,100

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa2	3,400,000	3,538,108

California State Economic Recovery GO, 5.25% due 7/1/2014 (Insured: Natl-Re)	AA/Aa2	1,045,000	1,045,146

California State Economic Recovery GO, 5.00% due 7/1/2015 (Insured: Natl-Re)	AA/Aa2	305,000	306,244

California State Economic Recovery GO, 5.00% due 7/1/2018	AA/Aa2	3,000,000	3,486,360

California State Economic Recovery GO, 0.02% due 7/1/2023 put 7/1/2014 (LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	1,345,000	1,345,000

California State Housing Finance Agency, 4.85% due 8/1/2016 (Single Family Housing; Insured: AGM) (AMT)	AA/A2	375,000	396,008

California State Housing Finance Agency, 5.00% due 8/1/2017 (Single Family Housing; Insured: AGM) (AMT)	AA/A2	980,000	1,010,076

California State Housing Finance Agency, 5.125% due 8/1/2018 (Single Family Housing; Insured: AGM) (AMT)	AA/A2	1,000,000	1,029,450

California State Housing Finance Agency, 3.05% due 12/1/2019 (Multi-Family Housing; Insured: FHA)	NR/Aa1	735,000	746,981

California State Infrastructure & Economic Development Bank, 5.25% due 8/15/2020 (King City High School)	A/NR	1,000,000	1,165,740

California State Public Works Board, 5.25% due 11/1/2014 (University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	1,000,000	1,017,150

California State Public Works Board, 5.25% due 12/1/2014 (California Community Colleges)	A-/A1	1,525,000	1,531,313

California State Public Works Board, 5.00% due 1/1/2015 (Correctional Facilities Improvements; Insured: AMBAC)	A-/A1	2,000,000	2,048,620

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Public Works Board, 5.00% due 11/1/2015 pre-refunded 11/1/2014 (University of California)	AA+/Aaa	1,000,000	1,016,310

California State Public Works Board, 5.00% due 11/1/2016 (California State University-J. Paul Leonard & Sutro Library)	A-/Aa3	1,000,000	1,104,690

California State Public Works Board, 5.00% due 6/1/2020 (University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	1,185,000	1,435,710

California State Public Works Board, 5.125% due 3/1/2021 (Various State Participating Agency Capital Projects)	A-/A1	1,635,000	1,908,045

California State Public Works Board, 5.00% due 12/1/2021 (Judicial Council Projects)	A-/A1	3,100,000	3,723,441

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A-/A1	565,000	675,418

California State Public Works Board, 5.00% due 6/1/2022 (Yuba City Courthouse)	A-/A1	1,950,000	2,334,423

California State Public Works Board, 5.00% due 9/1/2022 (Correctional and Rehabilitation Facilities)	A-/A1	3,250,000	3,898,212

California State Public Works Board, 5.00% due 11/1/2022 (Correctional and Rehabilitation Facilities)	A-/A1	1,500,000	1,801,350

California State Public Works Board, 5.00% due 12/1/2022 (Judicial Council Projects)	A-/A1	1,200,000	1,415,616

California State Public Works Board, 5.00% due 3/1/2023 (Judicial Council Projects)	A-/A1	1,400,000	1,674,106

California State Public Works Board, 5.00% due 6/1/2023 (Coalinga State Hospital)	A-/A1	7,200,000	8,630,064

California State Public Works Board, 5.00% due 9/1/2023 (Correctional and Rehabilitation Facilities)	A-/A1	3,600,000	4,324,536

California State Public Works Board, 5.00% due 11/1/2023 (Laboratory Facility and San Diego Courthouse)	A-/A1	3,000,000	3,608,910

California State Public Works Board, 5.00% due 3/1/2024 (Judicial Council Projects)	A-/A1	1,000,000	1,180,810

California State Public Works Board, 5.00% due 4/1/2024 (Correctional and Rehabilitation Facilities)	A-/A1	3,350,000	3,895,145

California State Public Works Board, 5.00% due 9/1/2024 (Correctional and Rehabilitation Facilities)	A-/A1	3,580,000	4,301,871

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A-/A1	4,000,000	4,740,600

California Statewide Communities Development Authority, 5.50% due 8/15/2014 (Enloe Medical Center; Insured: California Mtg Insurance)	A/NR	750,000	754,913

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	3,715,000	4,354,946

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,280,000	1,331,200

California Statewide Communities Development Authority, 0.04% due 8/15/2027 put 7/1/2014 (John Muir/Mt. Diablo Health System; LOC: Wells Fargo Bank N.A.) (daily demand notes)	AAA/Aa3	1,500,000	1,500,000

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	5,000,000	2,774,450

Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1)	A-/NR	1,050,000	1,268,568

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	2,295,000	2,009,777

Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)	AA-/A1	1,000,000	1,047,540

Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)	AA-/A1	500,000	595,705

Cerritos Public Financing Authority, 5.00% due 11/1/2014 (Insured: AMBAC)	A-/NR	1,260,000	1,278,963

Chabot-Las Positas Community College District GO, 0% due 8/1/2018 (Capital Improvements; Insured: AMBAC)	A+/Aa3	2,465,000	2,193,776

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City and County of San Francisco COP, 5.00% due 11/1/2016 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa3	200,000	221,434

City and County of San Francisco COP, 5.00% due 9/1/2018 (City Office Buildings-Multiple Properties Project; Insured: Natl-Re)	AA/Aa3	300,000	302,349

City and County of San Francisco COP, 5.00% due 11/1/2022 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa3	700,000	801,738

City and County of San Francisco Redevelopment Agency, 5.25% due 8/1/2014 (San Francisco Redevelopment Project; Insured: Natl-Re)	AA-/A3	2,000,000	2,008,400

City and County of San Francisco Redevelopment Agency, 5.00% due 6/1/2020 (San Francisco Redevelopment Project; Insured: AGM)	AA/A1	1,730,000	1,995,382

City of Burbank, 5.00% due 6/1/2015 (Burbank Water and Power System)	AA-/A1	750,000	782,633

City of Burbank, 5.00% due 6/1/2016 (Burbank Water and Power System)	AA-/A1	500,000	543,815

City of Burbank, 5.00% due 6/1/2017 (Burbank Water and Power System)	AA-/A1	1,000,000	1,123,010

City of Burbank, 5.00% due 6/1/2018 (Burbank Water and Power System)	AA-/A1	360,000	415,058

City of Burbank, 5.00% due 6/1/2020 (Burbank Water and Power System)	AA-/A1	625,000	742,931

City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	3,300,000	3,321,219

City of Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project)	AA-/NR	1,300,000	1,537,627

City of Chula Vista COP, 5.00% due 10/1/2024 (Police Facility Project)	AA-/A1	1,700,000	2,035,427

City of Clovis, 5.00% due 3/1/2021 (Water System Facilities; Insured: BAM)	AA/A2	550,000	643,379

City of Clovis, 5.00% due 3/1/2022 (Water System Facilities; Insured: BAM)	AA/A2	720,000	848,398

City of Clovis, 5.00% due 3/1/2023 (Water System Facilities; Insured: BAM)	AA/A2	1,000,000	1,186,790

City of Folsom, 4.00% due 12/1/2014 (Community Facilities District No. 2)	A+/NR	755,000	765,713

City of Folsom, 5.00% due 12/1/2016 (Community Facilities District No. 2)	A+/NR	1,100,000	1,205,743

City of Folsom, 5.00% due 12/1/2018 (Community Facilities District No. 2)	A+/NR	965,000	1,099,926

City of Los Angeles COP, 3.00% due 11/1/2030 put 2/1/2018 (American Academy of Dramatic Arts; LOC: TD Bank N.A.)	NR/Aa3	2,755,000	2,868,726

City of Manteca, 2.00% due 7/1/2014 (Water Supply System)	AA-/A1	450,000	450,023

City of Manteca, 3.00% due 12/1/2015 (Wastewater and Sewer System)	AA-/Aa3	280,000	290,727

City of Manteca, 4.00% due 7/1/2016 (Water Supply System)	AA-/A1	300,000	321,771

City of Manteca, 3.00% due 12/1/2016 (Wastewater and Sewer System)	AA-/Aa3	520,000	550,420

City of Manteca, 4.00% due 7/1/2018 (Water Supply System)	AA-/A1	550,000	612,750

City of Manteca, 4.00% due 12/1/2018 (Wastewater and Sewer System)	AA-/Aa3	375,000	418,999

City of Manteca, 5.00% due 7/1/2019 (Water Supply System)	AA-/A1	400,000	469,128

City of Manteca, 5.00% due 7/1/2021 (Water Supply System)	AA-/A1	1,000,000	1,187,610

City of Manteca, 5.00% due 7/1/2023 (Water Supply System)	AA-/A1	650,000	763,100

City of Moorpark Mobile Home Park, 4.90% due 5/15/2017 (Villa Del Arroyo)	A/NR	605,000	642,371

City of Porterville COP, 6.30% due 10/1/2018 (Public Service Capital Projects; Insured: AMBAC)	NR/NR	1,075,000	1,138,694

City of Roseville COP, 5.00% due 2/1/2019 pre-refunded 2/1/2015 (Electric System; Insured: Natl-Re)	AA-/A2	850,000	874,234

City of San Jose Financing Authority, 5.00% due 6/1/2019 (Civic Center Project)	AA/Aa3	650,000	762,489

City of San Jose Financing Authority, 5.00% due 6/1/2020 (Civic Center Project)	AA/Aa3	600,000	707,808

City of San Jose Financing Authority, 4.00% due 6/1/2021 (Civic Center Project)	AA/Aa3	1,000,000	1,122,410

City of San Jose Financing Authority, 5.00% due 6/1/2022 (Civic Center Project)	AA/Aa3	745,000	889,135

City of San Jose Financing Authority, 5.00% due 6/1/2023 (Civic Center Project)	AA/Aa3	1,000,000	1,197,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of San Jose Financing Authority, 5.00% due 6/1/2024 (Civic Center Project)	AA/Aa3	750,000	887,647

City of Santa Fe Springs Community Development Commission, 5.00% due 9/1/2018 (Redevelopment Project; Insured: Natl-Re)	AA-/A3	1,235,000	1,379,791

City of Torrance, 5.00% due 9/1/2020 (Torrance Memorial Medical Center)	A/A3	1,155,000	1,336,959

City of Torrance, 6.00% due 6/1/2022 (Torrance Memorial Medical Center)	A/A3	2,600,000	2,611,310

City of Vallejo, 5.00% due 5/1/2017 (Water Improvement Project; Insured: Natl-Re)	AA-/A3	1,240,000	1,331,016

City of Whittier, 5.375% due 8/1/2014 (Solid Waste; Insured: AMBAC)	NR/NR	190,000	190,595

Colton Public Financing Authority, 4.00% due 4/1/2017 (Electric Generation Facility Project)	NR/A2	530,000	574,271

Colton Public Financing Authority, 4.00% due 4/1/2018 (Electric Generation Facility Project)	NR/A2	550,000	605,066

Colton Public Financing Authority, 4.00% due 4/1/2019 (Electric Generation Facility Project)	NR/A2	400,000	442,508

Colton Public Financing Authority, 5.00% due 4/1/2020 (Electric Generation Facility Project)	NR/A2	410,000	472,845

Colton Public Financing Authority, 5.00% due 4/1/2021 (Electric Generation Facility Project)	NR/A2	650,000	750,282

Colton Public Financing Authority, 5.00% due 4/1/2022 (Electric Generation Facility Project)	NR/A2	970,000	1,120,893

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	250,000	280,333

Community Redevelopment Agency of the City of Union City, 4.50% due 10/1/2020 (Community Redevelopment Project; Insured: AMBAC)	NR/Ba1	460,000	460,474

Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)	AA/Aa2	1,595,000	1,530,785

Coronado Community Development Agency, 0% due 9/1/2016 (Insured: AGM)	AA/A2	225,000	220,831

County of El Dorado Community Facilities District, 5.00% due 9/1/2019 (El Dorado Hills Development)	A/NR	1,700,000	1,950,087

County of Monterey COP, 5.00% due 8/1/2014 (Natividad Medical Center; Insured: AGM)	AA/A1	2,000,000	2,007,740

County of Monterey COP, 5.25% due 8/1/2021 (Natividad Medical Center; Insured: AGM)	AA/A1	3,700,000	4,250,745

County of Stanislaus, 5.75% due 5/1/2015 (Insured: Natl-Re)	AA-/A3	1,815,000	1,890,068

Delano Financing Authority, 5.00% due 12/1/2017 (Police Station and Capital Improvements)	A-/NR	1,085,000	1,210,003

Delano Financing Authority, 5.00% due 12/1/2018 (Police Station and Capital Improvements)	A-/NR	1,135,000	1,284,899

Delano Financing Authority, 5.00% due 12/1/2019 (Police Station and Capital Improvements)	A-/NR	1,195,000	1,363,483

Fillmore Public Financing Authority, 5.00% due 5/1/2016 (Water Recycling Financing Project; Insured: CIFG)	AA/A3	735,000	789,750

Fresno County USD GO, 5.90% due 8/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/A3	590,000	679,249

Fresno County USD GO, 5.90% due 8/1/2018 (Educational Facilities; Insured: Natl-Re)	AA-/A3	630,000	746,600

Fresno County USD GO, 5.90% due 8/1/2019 (Educational Facilities; Insured: Natl-Re)	AA-/A3	675,000	806,801

Fresno County USD GO, 5.00% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	2,510,000	2,898,397

Fresno County USD GO, 5.90% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	720,000	876,758

Fullerton Public Financing Authority, 5.00% due 9/1/2016 (Insured: AMBAC)	A/NR	1,775,000	1,863,927

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Guam Power Authority, 5.00% due 10/1/2021 (Electric Power System; Insured: AGM)	AA/A2	1,275,000	1,489,570

Hemet USD GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/NR	1,335,000	1,477,485

Irvine Public Facilities & Infrastructure Authority, 3.00% due 9/2/2015	BBB+/NR	565,000	577,419

Irvine Public Facilities & Infrastructure Authority, 3.00% due 9/2/2016	BBB+/NR	1,290,000	1,332,557

Jurupa Public Financing Authority, 4.50% due 9/1/2018 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	870,000	969,589

Jurupa Public Financing Authority, 4.50% due 9/1/2019 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	905,000	1,016,007

Jurupa Public Financing Authority, 4.50% due 9/1/2020 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	945,000	1,060,422

Kern High School District GO, 3.00% due 8/1/2014 (Insured: AGM)	A+/Aa2	610,000	611,488

Kern High School District GO, 3.00% due 8/1/2015 (Insured: AGM)	A+/Aa2	500,000	515,115

Kern High School District GO, 4.00% due 8/1/2016 (Insured: AGM)	A+/Aa2	500,000	538,040

Kern High School District GO, 4.00% due 8/1/2017 (Insured: AGM)	A+/Aa2	500,000	550,955

Kern High School District GO, 4.00% due 8/1/2018 (Insured: AGM)	A+/Aa2	500,000	560,010

La Quinta Redevelopment Agency, 5.00% due 9/1/2021 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,000,000	1,173,150

La Quinta Redevelopment Agency, 5.00% due 9/1/2022 (Redevelopment Project Areas No. 1 and 2)	A+/NR	2,000,000	2,362,980

La Quinta Redevelopment Agency, 5.00% due 9/1/2023 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,500,000	1,766,505

Lodi Public Financing Authority, 3.00% due 10/1/2016 (City Police Building and Jail)	A/NR	830,000	867,823

Lodi Public Financing Authority, 5.00% due 10/1/2020 (City Police Building and Jail)	A/NR	965,000	1,111,033

Lodi Public Financing Authority, 5.00% due 10/1/2021 (City Police Building and Jail)	A/NR	1,020,000	1,179,365

Lodi Public Financing Authority, 5.00% due 10/1/2022 (City Police Building and Jail)	A/NR	1,040,000	1,200,181

Lodi Public Financing Authority, 5.00% due 10/1/2023 (City Police Building and Jail)	A/NR	1,120,000	1,279,074

Los Alamitos USD GO, 0% due 9/1/2016 (Educational Facilities) (ETM)	SP-1+/Aa2	2,000,000	1,987,000

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2016	A+/A2	2,100,000	2,299,269

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2017	A+/A2	1,660,000	1,876,149

Los Angeles County Public Works Financing Authority, 5.00% due 9/1/2014 (Multiple Capital Projects; Insured: Natl-Re)	AA-/NR	2,990,000	3,014,578

Los Angeles County Public Works Financing Authority, 4.25% due 6/1/2016 (Calabasas Landfill; Insured: AMBAC)	AA/A1	1,000,000	1,030,500

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	2,060,000	2,382,926

Los Angeles County Schools Regionalized Business Services Corp. COP, 0% due 8/1/2021 (Insured: AMBAC)	NR/NR	2,135,000	1,660,945

Los Angeles Department of Airports, 5.50% due 5/15/2018 (Los Angeles International Airport) (AMT)	AA/Aa3	2,000,000	2,329,300

Los Angeles Department of Water & Power, 0% due 7/1/2034 put 7/1/2014 (SPA: Wells Fargo Bank N.A.) (daily demand notes)	AA-/Aa3	1,500,000	1,500,000

Los Angeles Department of Water & Power, 0% due 7/1/2035 put 7/1/2014 (Water System Capital Improvements; SPA: Royal Bank of Canada) (daily demand notes)	AA/Aa2	4,100,000	4,100,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles Municipal Improvement Corp., 5.00% due 11/1/2017 (Capital Improvements)	A+/A3	3,235,000	3,642,448

Los Angeles Municipal Improvement Corp., 5.00% due 3/1/2018 (Capital Improvements)	A+/A3	4,765,000	5,389,358

Los Angeles USD COP, 5.00% due 10/1/2014 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	725,000	734,034

Los Angeles USD COP, 5.00% due 10/1/2015 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	2,000,000	2,119,260

Los Angeles USD COP, 5.00% due 10/1/2016 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	425,000	468,796

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	2,000,000	2,374,420

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	2,750,000	3,330,250

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,641,790

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,661,650

Lynwood USD GO, 5.00% due 8/1/2023 (Insured: AGM)	AA/A2	1,000,000	1,165,290

Manteca USD Community Facilities District No. 1989-2, 3.00% due 9/1/2016 (Educational Facilities; Insured: AGM)	AA/A2	410,000	429,323

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/A2	500,000	547,205

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/A2	870,000	955,451

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2020 (Educational Facilities; Insured: AGM)	AA/A2	1,425,000	1,639,733

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2021 (Educational Facilities; Insured: AGM)	AA/A2	750,000	866,655

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2023 (Educational Facilities; Insured: AGM)	AA/A2	500,000	582,820

Mark West Union School District GO, 4.125% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA/A3	1,275,000	1,278,952

Milpitas Redevelopment Agency, 5.00% due 9/1/2015 (Insured: Natl-Re)	AA-/A3	2,200,000	2,208,646

Modesto Irrigation District, 5.00% due 7/1/2022 (San Joaquin Valley Electric System)	A+/A2	1,000,000	1,204,870

Mojave USD COP, 0% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	1,045,000	990,911

Mojave USD COP, 0% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/NR	1,095,000	1,005,560

Murrieta Valley USD Public Financing Authority GO, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	1,080,000	1,258,891

North City West School Facilities Financing Authority, 5.00% due 9/1/2021 (Carmel Valley; Insured: AGM)	AA/NR	2,155,000	2,483,099

North City West School Facilities Financing Authority, 5.00% due 9/1/2022 (Carmel Valley; Insured: AGM)	AA/NR	2,260,000	2,606,458

Northern California Power Agency, 4.00% due 7/1/2015 (Hydroelectric Project)	A+/A1	500,000	519,645

Northern California Power Agency, 5.00% due 7/1/2016 (Hydroelectric Project)	A+/A1	500,000	547,310

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	100,000	113,170

Northern California Power Agency, 5.00% due 7/1/2018 (Hydroelectric Project)	A+/A1	1,250,000	1,448,912

Northern California Power Agency, 5.00% due 6/1/2019 (Lodi Energy Center)	A-/A2	2,340,000	2,757,175

Norwalk Redevelopment Agency, 5.00% due 10/1/2014 (Insured: Natl-Re)	AA-/A3	625,000	631,444

Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)	AA/A2	2,000,000	1,794,300

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)	AA-/A2	2,850,000	2,344,438

[a]	Pasadena USD GO, 5.00% due 11/1/2018 pre-refunded 11/1/2015 (Insured: AGM)	NR/Aa2	1,200,000	1,300,968

	Pomona USD GO, 6.10% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	465,000	563,817

[b]	Rancho Cucamonga Redevelopment Successor Agency, 5.00% due 9/1/2023 (Insured: AGM)	AA/NR	1,000,000	1,199,150

[b]	Rancho Cucamonga Redevelopment Successor Agency, 5.00% due 9/1/2024 (Insured: AGM)	AA/NR	2,000,000	2,401,980

	Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	2,500,000	2,848,325

	Redevelopment Agency of the City of San Mateo, 4.00% due 8/1/2020 (Downtown and Shoreline Area Redevelopment Projects; Insured: Syncora)	A/NR	400,000	408,112

	Regents of the University of California, 4.00% due 5/15/2017 (Campus Housing and Facilities)	AA-/Aa3	1,250,000	1,373,162

	Ridgecrest Redevelopment Agency, 5.00% due 6/30/2016 (Redevelopment Project)	A-/NR	1,055,000	1,143,409

	Ridgecrest Redevelopment Agency, 5.00% due 6/30/2017 (Redevelopment Project)	A-/NR	1,055,000	1,176,779

	Ridgecrest Redevelopment Agency, 5.25% due 6/30/2018 (Redevelopment Project)	A-/NR	1,050,000	1,204,549

	Ridgecrest Redevelopment Agency, 5.50% due 6/30/2019 (Redevelopment Project)	A-/NR	1,050,000	1,238,307

	Ridgecrest Redevelopment Agency, 5.50% due 6/30/2020 (Redevelopment Project)	A-/NR	1,040,000	1,239,722

	Riverside County Palm Desert Financing Authority, 6.00% due 5/1/2022 (Palm Desert Sheriff’s Station Facilities)	AA-/A2	2,600,000	2,959,086

	Rosemead Community Development Commission, 5.00% due 10/1/2015 (Redevelopment Project Area No. 1; Insured: AMBAC)	A+/NR	1,015,000	1,069,526

	Rosemead Community Development Commission, 5.00% due 10/1/2016 (Redevelopment Project Area No. 1; Insured: AMBAC)	A+/NR	700,000	765,163

	Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017	A-/Baa2	1,390,000	1,504,633

	Sacramento City Financing Authority, 0% due 11/1/2014 (Redevelopment Project Areas; Insured: Natl-Re)	AA-/A3	3,495,000	3,475,323

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2021 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	830,000	964,219

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2022 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	775,000	906,114

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2023 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	815,000	959,149

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2024 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	765,000	900,428

[a]	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2025 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	2,175,000	2,519,281

	Sacramento City USD GO, 4.00% due 7/1/2019 (Educational Facilities Improvements)	A+/A1	5,455,000	6,109,927

	Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,600,000	4,277,988

	Sacramento Cogeneration Authority, 5.00% due 7/1/2015 (Procter & Gamble Project)	AA-/A1	1,100,000	1,152,294

	Sacramento Cogeneration Authority, 5.00% due 7/1/2019 (Procter & Gamble Project)	AA-/A1	625,000	731,038

	Sacramento Municipal Utility District, 5.00% due 7/1/2020 (Cosumnes Project; Insured: Natl-Re)	AA-/A3	3,000,000	3,238,560

	Salinas Valley Solid Waste Authority, 5.00% due 8/1/2023 (Insured: AGM) (AMT)	AA/A2	1,530,000	1,769,124

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Diego Redevelopment Agency, 5.00% due 9/1/2014 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	200,000	201,160

San Diego Redevelopment Agency, 5.25% due 9/1/2015 (Centre City Redevelopment; Insured: AGM)	AA/A2	1,375,000	1,380,706

San Diego Redevelopment Agency, 5.00% due 9/1/2018 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	3,215,000	3,407,611

San Diego Redevelopment Agency, 0% due 9/1/2019 (Centre City Redevelopment; Insured: AGM)	AA/A2	1,910,000	1,689,185

San Diego Redevelopment Agency, 5.80% due 11/1/2021 (Horton Plaza)	A-/Baa3	2,635,000	2,642,352

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa3	1,390,000	1,676,576

San Diego USD GO, 5.00% due 7/1/2023 (Educational System Capital Projects)	AA-/Aa3	5,000,000	6,137,900

San Diego USD GO, 5.00% due 7/1/2024 (Educational System Capital Projects)	AA-/Aa3	3,000,000	3,649,350

San Francisco Bay Area Rapid Transit District, 5.00% due 7/1/2024 (Insured: Natl-Re)	AA+/Aa2	5,675,000	5,934,518

San Francisco City & County Airports Commission, 5.00% due 5/1/2024 (San Francisco International Airport; Insured: Natl-Re)	AA-/A1	5,000,000	5,383,200

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	5,000,000	4,371,900

San Jose Evergreen Community College District GO, 5.25% due 9/1/2017 pre-refunded 9/1/2014 (Higher Education Facilities; Insured: AMBAC)	AA/Aa1	395,000	398,429

San Juan USD GO, 5.00% due 8/1/2014 (Sacramento County Educational Facilities)	NR/Aa2	1,335,000	1,340,607

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2017 (Maple Street Correctional Center)	AA+/Aa2	750,000	848,760

San Mateo County Joint Powers Financing Authority, 5.00% due 7/15/2018 (County Capital Projects)	AA+/Aa2	800,000	919,296

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2021 (Maple Street Correctional Center)	AA+/Aa2	410,000	491,807

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2022 (Maple Street Correctional Center)	AA+/Aa2	1,000,000	1,205,980

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2023 (Maple Street Correctional Center)	AA+/Aa2	585,000	708,289

San Mateo County Transit District, 4.50% due 6/1/2022 (Transit Services; Insured: Natl-Re)	AA/Aa2	400,000	414,948

San Mateo Flood Control District COP, 5.25% due 8/1/2017 (Colma Creek; Insured: Natl-Re)	AA-/A3	820,000	822,353

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aa1	2,000,000	1,845,540

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	2,000,000	2,347,300

Santa Ana USD GO, 0% due 8/1/2020 (Insured: Natl-Re)	AA-/A3	2,035,000	1,760,682

Santa Clara County Financing Authority, 4.00% due 5/15/2017 (Multiple Facilities)	AA+/A1	1,000,000	1,095,740

Santa Monica Community College District GO, 0% due 8/1/2018 pre-refunded 8/1/2015 (College District Capital Improvements; Insured: MBIA)	AA/Aa2	1,320,000	1,147,252

Solano County COP, 5.00% due 11/15/2016 (Health & Social Services Headquarters)	AA-/A1	1,000,000	1,097,490

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,000,000	5,593,800

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	A+/A2	1,000,000	1,003,960

Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2018 (Insured: AMBAC) (AMT)	A+/A2	2,000,000	2,008,140

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Southern California Public Power Authority, 0% due 7/1/2015 (Multiple Transmission Projects; Insured: Natl-Re)	AA-/Aa3	1,500,000	1,492,215

Southern California Public Power Authority, 5.15% due 7/1/2015 (Mead-Adelanto Project; Insured: AMBAC)	NR/Aa3	450,000	459,194

Southern California Public Power Authority, 5.15% due 7/1/2015 (Mead-Phoenix Project; Insured: AMBAC)	NR/Aa3	275,000	280,739

Southern California Public Power Authority, 5.00% due 7/1/2016 (Southern Transmission Project)	AA-/NR	2,000,000	2,188,820

State of California GO, 4.00% due 8/1/2016 (Kindergarten University Facilities)	A/Aa3	500,000	538,365

State of California GO, 5.00% due 3/1/2017 (Various Capital Projects; Insured: Syncora)	A/Aa3	2,860,000	3,080,449

State of California GO, 4.75% due 9/1/2018 (Various Capital Projects; Insured: AGM)	AA/Aa3	365,000	367,756

State of California GO, 5.00% due 9/1/2020 (Kindergarten University Facilities)	A/Aa3	2,000,000	2,396,140

State of California GO, 0% due 5/1/2034 put 7/1/2014 (Kindergarten University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	700,000	700,000

State of California GO, 0% due 5/1/2034 put 7/1/2014 (Kindergarten University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	14,500,000	14,500,000

State of California GO, 0.02% due 5/1/2034 put 7/1/2014 (Kindergarten University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	6,500,000	6,500,000

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2022 (Insured: BAM)	AA/NR	400,000	472,596

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2023 (Insured: BAM)	AA/NR	400,000	471,068

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2024 (Insured: BAM)	AA/NR	450,000	525,204

Sweetwater Union High School District COP, 4.00% due 9/1/2014 (Rancho Del Rey Middle School; Insured: Natl-Re)	AA-/A3	1,020,000	1,025,773

Tracy Area Public Facilities Financing Agency, 5.875% due 10/1/2019 (Community Facilities District No. 87)	AA-/A3	590,000	595,676

Tuolumne Wind Project Authority, 5.00% due 1/1/2015	AA-/A2	500,000	511,875

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	1,690,000	1,920,246

Turlock Irrigation District, 5.00% due 1/1/2015	AA-/A2	1,125,000	1,152,124

Turlock Irrigation District, 5.00% due 1/1/2019	AA-/A2	1,000,000	1,155,620

Tustin Community Redevelopment Agency, 3.50% due 9/1/2014 (Public Improvements; Insured: AGM)	AA/NR	760,000	763,998

Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/A1	2,000,000	1,787,840

Upper Lake Union High School District GO, 0% due 8/1/2020 (Insured: Natl-Re)	NR/A3	1,050,000	822,927

Ventura County Public Financing Authority, 5.00% due 11/1/2023 (Office Building Purchase and Improvements)	AA+/Aa3	500,000	595,680

Ventura County Public Financing Authority, 5.00% due 11/1/2024 (Office Building Purchase and Improvements)	AA+/Aa3	1,060,000	1,256,429

Virgin Islands Public Finance Authority, 5.00% due 10/1/2017	BBB-/Baa2	1,440,000	1,571,530

Walnut Improvement Agency, 4.00% due 3/1/2015 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	500,000	511,155

Walnut Improvement Agency, 4.00% due 3/1/2016 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	500,000	526,965

Walnut Improvement Agency, 4.00% due 3/1/2017 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,078,470

Walnut Improvement Agency, 4.00% due 3/1/2018 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,093,830

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Walnut Improvement Agency, 5.00% due 3/1/2019 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	400,000	459,536

Washington USD Yolo County COP, 5.00% due 8/1/2017 (West Sacramento High School; Insured: AMBAC)	A/NR	725,000	822,940

Washington USD Yolo County COP, 5.00% due 8/1/2021 (West Sacramento High School; Insured: AMBAC)	A/NR	910,000	992,346

Washington USD Yolo County COP, 5.00% due 8/1/2022 (West Sacramento High School; Insured: AMBAC)	A/NR	2,010,000	2,179,986

Westminster Redevelopment Agency, 5.00% due 8/1/2024 (Commercial Redevelopment Project No. 1; Insured: AGM)	AA/A3	1,205,000	1,349,034

TOTAL INVESTMENTS — 98.27% (COST $513,894,078)			$534,859,064

OTHER ASSETS LESS LIABILITIES — 1.73%			9,412,073

NET ASSETS — 100.00%			$544,271,137

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	Segregated as collateral for a when-issued security.
b	When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GO	General Obligation

HFFA	Health Facilities Financing Authority

MBIA	Insured by Municipal Bond Investors Assurance

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$513,894,078

Gross unrealized appreciation on a tax basis	$21,114,282
Gross unrealized depreciation on a tax basis	(149,296)

Net unrealized appreciation (depreciation) on investments (tax basis)	$20,964,986

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2014 (Unaudited)

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities

Municipal Bonds	$534,859,064	$-	$534,859,064	$-

Total Investments in Securities	$534,859,064	$-	$534,859,064	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2014.

SCHEDULE OF INVESTMENTS

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2021 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	$ 1,760,000	$ 2,042,304

	Albuquerque Bernalillo County Water Utility Authority, 5.50% due 7/1/2025 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	1,000,000	1,172,770

	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 (San Juan-Chama Drinking Water Project)	AA+/Aa2	1,420,000	1,617,692

	Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	3,585,000	4,219,222

[a]	Albuquerque Municipal School District No. 12 GO, 4.00% due 8/1/2029 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	1,300,000	1,383,525

	Bernalillo County GRT, 5.00% due 4/1/2021 (Government Services; Insured: Natl-Re)	AAA/Aa2	3,000,000	3,447,030

	Bernalillo County GRT, 5.25% due 10/1/2022 (Government Services; Insured: AMBAC)	AAA/Aa2	3,170,000	3,892,570

	Bernalillo County GRT, 5.25% due 10/1/2023 (Government Services; Insured: AMBAC)	AAA/Aa2	1,275,000	1,579,929

	Bernalillo County GRT, 5.25% due 10/1/2025 (Government Services; Insured: AMBAC)	AAA/Aa2	3,850,000	4,670,897

	Bernalillo County GRT, 5.25% due 4/1/2027 (Government Services)	AAA/Aa2	300,000	363,828

	Bernalillo County GRT, 5.70% due 4/1/2027 (Government Services; Insured: Natl-Re)	AAA/Aa2	815,000	1,016,680

	Bernalillo County GRT, 5.70% due 4/1/2027 (Juvenile Detention Facilities)	AAA/Aa2	3,000,000	3,742,380

	Central New Mexico Community College GO, 5.00% due 8/15/2020 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,375,000	1,644,321

	Central New Mexico Community College GO, 5.00% due 8/15/2021 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,435,000	1,734,169

	Central New Mexico Community College GO, 5.00% due 8/15/2022 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,100,000	1,337,743

	Central New Mexico Community College GO, 4.00% due 8/15/2023 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,920,000	2,115,475

[b]	City of Albuquerque GRT, 5.00% due 7/1/2021	AAA/Aa2	1,340,000	1,550,755

	City of Albuquerque GRT, 5.00% due 7/1/2021	AAA/Aa2	3,000,000	3,471,840

	City of Albuquerque GRT, 5.00% due 7/1/2025 (I-25/Paseo del Norte Interchange)	AAA/Aa2	540,000	647,276

	City of Farmington, 5.00% due 6/1/2017 (San Juan Regional Medical Center)	NR/A3	1,035,000	1,136,399

	City of Farmington, 5.125% due 6/1/2018 (San Juan Regional Medical Center)	NR/A3	570,000	571,590

	City of Farmington, 5.125% due 6/1/2019 (San Juan Regional Medical Center)	NR/A3	645,000	646,606

	City of Farmington, 5.00% due 6/1/2022 (San Juan Regional Medical Center)	NR/A3	2,825,000	2,991,364

	City of Farmington PCR, 4.70% due 5/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A3	965,000	1,027,069

	City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A3	4,000,000	4,248,640

	City of Farmington PCR, 1.875% due 6/1/2032 put 9/1/2017 (El Paso Electric Co.-Four Corners Project)	BBB/Baa1	3,300,000	3,289,308

	City of Gallup PCR, 5.00% due 8/15/2017 (Tri-State Generation & Transmission Assoc., Inc. Project; Insured: AMBAC)	A/A3	3,540,000	3,689,565

	City of Las Cruces GRT, 5.00% due 6/1/2021 (NMFA Loan)	NR/Aa3	730,000	847,924

	City of Las Cruces GRT, 5.00% due 6/1/2022 (NMFA Loan)	NR/Aa3	765,000	877,669

	City of Las Cruces GRT, 5.00% due 6/1/2023 (NMFA Loan)	NR/Aa3	800,000	909,880

	City of Las Cruces GRT, 5.00% due 6/1/2024 (NMFA Loan)	NR/Aa3	840,000	949,066

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Las Cruces GRT, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,000,000	2,187,040

City of Las Cruces GRT, 5.00% due 6/1/2037 (NMFA Loan)	NR/Aa3	5,000,000	5,348,050

City of Rio Rancho GRT, 5.00% due 6/1/2016 pre-refunded 6/1/2015 (Public Service Facility Projects; Insured: Natl-Re)	AA-/Aa3	555,000	579,254

City of Rio Rancho GRT, 5.00% due 6/1/2022 pre-refunded 6/1/2015 (Public Service Facility Projects; Insured: Natl-Re)	AA-/Aa3	1,000,000	1,043,700

City of Santa Fe, 4.50% due 5/15/2027 (El Castillo Retirement Residences)	BBB-/NR	3,275,000	3,329,169

City of Santa Fe, 5.00% due 5/15/2034 (El Castillo Retirement Residences)	BBB-/NR	1,465,000	1,478,200

Colfax County GRT, 5.00% due 9/1/2019 (Government Center Facility)	A-/NR	670,000	750,588

Colfax County GRT, 5.50% due 9/1/2029 (Government Center Facility)	A-/NR	2,510,000	2,732,989

County of Los Alamos GRT, 5.75% due 6/1/2016 (Public Facilities Projects)	AA+/A1	1,315,000	1,448,933

County of Los Alamos GRT, 5.625% due 6/1/2023 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	1,000,000	1,180,700

County of Los Alamos GRT, 5.75% due 6/1/2024 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	3,000,000	3,556,500

County of Los Alamos GRT, 5.75% due 6/1/2025 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	1,000,000	1,185,500

Dona Ana County, 5.50% due 12/1/2014 (County Administrative Facilities; Insured: Radian)	A/NR	460,000	469,954

Dona Ana County GRT, 5.50% due 6/1/2016 (County Jail Improvement Project; Insured: AMBAC)	NR/NR	250,000	265,490

Government of Guam, 5.375% due 12/1/2024	BBB+/NR	2,000,000	2,159,080

Grant County, 3.75% due 7/1/2014 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	250,000	250,023

Grant County, 5.50% due 7/1/2020 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,565,000	1,805,963

Grant County, 5.50% due 7/1/2021 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,655,000	1,909,820

Grant County, 5.50% due 7/1/2022 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,745,000	2,013,678

Guam Power Authority, 5.00% due 10/1/2026 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,259,980

New Mexico Educational Assistance Foundation, 4.10% due 9/1/2015 (Student Loans; LOC: Royal Bank of Canada) (AMT)	NR/Aaa	2,000,000	2,075,120

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2016 (Student Loans)	NR/Aaa	690,000	742,495

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	1,150,000	1,266,173

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019 (Student Loans)	AAA/Aaa	1,000,000	1,179,870

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022 (Student Loans)	AAA/Aaa	3,000,000	3,467,700

New Mexico Finance Authority, 2.00% due 6/15/2016 (State Highway Infrastructure)	AAA/Aa1	3,000,000	3,098,640

New Mexico Finance Authority, 5.00% due 6/15/2018 (Bernalillo County Metropolitan Court; Insured: AMBAC)	NR/Aa2	2,915,000	3,042,648

New Mexico Finance Authority, 5.00% due 6/15/2019 (UNM Health Sciences Center; Insured: Natl-Re)	NR/Aa2	1,215,000	1,267,731

New Mexico Finance Authority, 5.00% due 6/1/2020 (Various Governmental Projects; Insured: AMBAC)	AAA/Aa1	365,000	395,032

New Mexico Finance Authority, 5.00% due 6/15/2022 (Various Governmental Projects; Insured: Natl-Re)	AA+/Aa2	1,300,000	1,443,598

New Mexico Finance Authority, 5.00% due 6/15/2024 (Various Governmental Projects; Insured: Natl-Re)	AA+/Aa2	7,000,000	7,773,220

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Mexico Finance Authority, 5.00% due 6/15/2026 (State Highway Infrastructure)	AA/Aa2	1,220,000	1,464,659

New Mexico Finance Authority, 5.00% due 6/15/2027 (State Highway Infrastructure)	AA/Aa2	1,195,000	1,424,070

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2017 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,730,000	1,806,881

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2019 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,000,000	1,044,440

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2021 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,185,000	1,237,661

New Mexico Hospital Equipment Loan Council, 6.00% due 8/1/2023 (Presbyterian Healthcare Services)	AA/Aa3	6,000,000	6,995,460

New Mexico Hospital Equipment Loan Council, 5.25% due 7/1/2025 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,000,000	1,046,940

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,000,000	1,977,780

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2039 (Presbyterian Healthcare Services)	AA/Aa3	3,000,000	3,157,890

New Mexico Housing Authority MFR, 5.30% due 12/1/2022 (El Paseo Apartments; Insured: AMBAC) (AMT)	NR/NR	735,000	735,132

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2015	A+/A1	490,000	512,030

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020	A+/A1	590,000	678,317

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023	A+/A1	685,000	766,837

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024	A+/A1	525,000	584,042

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025	A+/A1	505,000	557,964

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028	A+/A1	1,500,000	1,631,865

New Mexico MFA, 5.25% due 7/1/2023 (HERO Loan SFM Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	410,000	433,395

New Mexico MFA, 5.375% due 7/1/2023 (Saver Loan SFM Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	340,000	342,628

New Mexico MFA, 4.625% due 3/1/2028 (NIBP SFM Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	1,550,000	1,644,070

New Mexico MFA, 5.50% due 7/1/2028 (HERO Loan SFM Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	900,000	942,966

New Mexico MFA, 5.60% due 7/1/2028 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	300,000	316,215

New Mexico MFA, 5.40% due 9/1/2029 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	525,000	563,855

Regents of the University of New Mexico, 5.00% due 6/1/2015 (Campus Improvements; Insured: AMBAC)	AA/Aa2	1,590,000	1,659,785

Regents of the University of New Mexico, 5.25% due 6/1/2015 (UNM Hospital Capital Improvements)	AA/Aa2	1,195,000	1,200,031

Regents of the University of New Mexico, 5.00% due 1/1/2016 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	2,920,000	2,930,950

Regents of the University of New Mexico, 5.00% due 1/1/2017 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	2,000,000	2,006,860

Regents of the University of New Mexico, 5.00% due 1/1/2018 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	2,000,000	2,006,380

Regents of the University of New Mexico, 5.25% due 6/1/2018 (UNM Hospital Capital Improvements)	AA/Aa2	1,200,000	1,204,956

Regents of the University of New Mexico, 5.00% due 1/1/2019 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	3,000,000	3,008,850

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Regents of the University of New Mexico, 5.00% due 7/1/2019 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	3,000,000	3,008,550

Regents of the University of New Mexico, 5.00% due 1/1/2020 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	2,310,000	2,316,237

Regents of the University of New Mexico, 5.00% due 7/1/2020 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	500,000	501,310

Regents of the University of New Mexico, 6.00% due 6/1/2021 (Campus Buildings Acquisition & Improvements)	AA/Aa2	495,000	576,180

Sandoval County, 4.00% due 6/1/2015 (Intel Corp.)	A+/NR	215,000	219,259

Sandoval County, 5.00% due 6/1/2020 (Intel Corp.)	A+/NR	6,440,000	6,684,205

Santa Fe County, 5.00% due 2/1/2018 (County Correctional System; Insured: AGM)	AA/A2	755,000	810,900

Santa Fe County, 6.00% due 2/1/2027 (County Correctional System; Insured: AGM)	AA/A2	1,520,000	1,840,218

Santa Fe County GO, 4.00% due 7/1/2019 (County Road and Water System Improvement Projects; Insured: Natl-Re)	NR/Aaa	750,000	799,688

Santa Fe County GRT, 5.00% due 6/1/2025 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,400,000	1,591,618

Santa Fe County GRT, 5.00% due 6/1/2026 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,535,000	1,720,136

Santa Fe Public School District GO, 5.00% due 8/1/2022 (Santa Fe County School Facilities) (State Aid Withholding)	AA/Aa1	2,205,000	2,680,552

Town of Silver City GRT, 4.00% due 6/1/2029 (Public Facility Capital Projects)	A+/NR	1,000,000	1,046,750

Town of Silver City GRT, 4.25% due 6/1/2032 (Public Facility Capital Projects)	A+/NR	1,050,000	1,092,756

Ventana West Public Improvement District, 6.625% due 8/1/2023	NR/NR	1,635,000	1,637,600

Village of Los Ranchos de Albuquerque, 4.50% due 9/1/2040 (Albuquerque Academy)	A/NR	3,000,000	3,102,690

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	2,500,000	2,789,150

Zuni Public School District, 5.00% due 8/1/2028 (Teacher Housing Projects)	A/NR	1,600,000	1,737,664

TOTAL INVESTMENTS —96.63% (Cost $191,307,319)			$ 202,580,696

OTHER ASSETS LESS LIABILITIES — 3.37%			7,069,494

NET ASSETS — 100.00%			$ 209,650,190

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	When-issued security.
b	Segregated as collateral for a when-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

FHA	Insured by Federal Housing Administration

FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Collateralized by Federal National Mortgage Association

GNMA	Collateralized by Government National Mortgage Association

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2014 (Unaudited)

GO	General Obligation

GRT	Gross Receipts Tax

MFA	Mortgage Finance Authority

MFR	Multi-Family Revenue Bond

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

Radian	Insured by Radian Asset Assurance

NOTES TO SCHEDULE OF INVESTMENTS:

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$191,307,319

Gross unrealized appreciation on a tax basis	$11,625,674
Gross unrealized depreciation on a tax basis	(352,297)

Net unrealized appreciation (depreciation) on investments (tax basis)	$11,273,377

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2014 (Unaudited)

used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities

Municipal Bonds	$202,580,696	$-	$202,580,696	$-

Total Investments in Securities	$202,580,696	$-	$202,580,696	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the nine months ended June 30, 2014.

SCHEDULE OF INVESTMENTS

Thornburg New York Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (Insured: AGM)	AA/Aa2	$ 255,000	$ 278,083

City of New York GO, 5.00% due 8/1/2019 (Government Financial Management)	AA/Aa2	1,000,000	1,170,470

City of New York GO, 0.04% due 8/1/2021 put 7/1/2014 (LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	1,000,000	1,000,000

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	1,000,000	1,189,310

City of New York GO, 5.00% due 8/1/2025 (Government Financial Management)	AA/Aa2	400,000	446,820

City of New York GO, 5.00% due 8/1/2030 (Government Financial Management)	AA/Aa2	1,000,000	1,138,700

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,000,000	1,131,540

Dutchess County Local Development Corp., 5.00% due 7/1/2021 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	535,000	616,058

Dutchess County Local Development Corp., 5.00% due 7/1/2022 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	510,000	579,753

Erie County Industrial Development Agency, 5.25% due 5/1/2025 (Buffalo City School District)	AA-/Aa2	1,000,000	1,141,760

Government of Guam, 5.375% due 12/1/2024	BBB+/NR	1,000,000	1,079,540

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Ba1	500,000	533,980

Hempstead Town Local Development Corp., 5.00% due 7/1/2028 (Hofstra University)	A/A3	500,000	548,825

Long Island Power Authority, 5.25% due 9/1/2029	NR/Baa1	645,000	768,530

Monroe County Industrial Development Corp., 4.00% due 6/1/2016 (St. John Fisher College)	BBB+/NR	880,000	924,915

Monroe County Industrial Development Corp., 5.00% due 1/15/2028 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	250,000	273,400

Monroe County Industrial Development Corp., 5.00% due 1/15/2029 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	300,000	325,830

Nassau County IDA, 4.75% due 3/1/2026 (New York Institute of Technology)	BBB+/Baa2	1,000,000	1,046,280

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	770,000	899,345

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2025 (Healthcare Facilities Improvements)	A+/Aa3	1,000,000	1,107,080

New York City Metropolitan Transportation Authority, 6.25% due 11/15/2023	AA-/A2	1,000,000	1,190,860

New York City Municipal Water Finance Authority, 0.06% due 6/15/2035 put 7/1/2014 (Water and Sewer System Capital Improvements; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	3,500,000	3,500,000

New York City Transitional Finance Authority, 5.00% due 1/15/2020 (World Trade Center Recovery) (State Aid Withholding)	AA-/Aa2	1,000,000	1,161,380

New York City Transitional Finance Authority, 5.00% due 11/1/2020 (World Trade Center Recovery)	AAA/Aaa	1,000,000	1,061,690

New York City Trust For Cultural Resources, 5.25% due 12/1/2018 (Lincoln Center for the Performing Arts)	A+/A2	175,000	202,673

New York Convention Center Development Corp., 5.00% due 11/15/2017 (Hotel Unit Fee; Insured: AMBAC)	NR/A1	1,000,000	1,060,000

New York Municipal Bond Bank Agency, 5.00% due 4/15/2018 (Insured: AGM)	AA/A2	1,000,000	1,138,010

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	400,000	452,728

New York State Dormitory Authority, 5.00% due 10/1/2014 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	1,000,000	1,012,080

New York State Dormitory Authority, 5.00% due 2/15/2015 (Mental Health Services Facilities; Insured: AMBAC)	AA-/NR	1,000,000	1,030,080

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 7/1/2016 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	600,000	652,980

New York State Dormitory Authority, 5.00% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/A1	1,000,000	1,110,920

New York State Dormitory Authority, 5.25% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/A1	775,000	897,396

New York State Dormitory Authority, 5.00% due 3/15/2019 pre-refunded 3/15/2015 (University & College Improvements; Insured: AGM)	AA/Aa1	950,000	982,300

New York State Dormitory Authority, 5.00% due 3/15/2019 pre-refunded 3/15/2015 (University & College Improvements; Insured: AGM)	AAA/Aa1	50,000	51,726

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,175,000	1,368,052

New York State Dormitory Authority, 4.00% due 10/1/2020 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	325,000	362,863

New York State Dormitory Authority, 5.00% due 7/1/2021 (State University of New York; Insured: Natl-Re)	AA-/NR	300,000	313,734

New York State Dormitory Authority, 5.25% due 7/1/2022 (St. John’s University; Insured: Natl-Re)	AA-/A3	1,000,000	1,187,600

New York State Dormitory Authority, 5.00% due 1/15/2023 (Municipal Health Facilities)	AA-/Aa3	1,000,000	1,123,020

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program) (State Aid Withholding)	AA-/NR	575,000	681,064

New York State Dormitory Authority, 5.00% due 7/1/2024 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,540,000	1,675,381

New York State Dormitory Authority, 5.00% due 7/1/2024 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	1,000,000	1,039,390

New York State Dormitory Authority, 5.00% due 10/1/2024 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	1,000,000	1,149,110

New York State Dormitory Authority, 5.00% due 7/1/2025 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,105,000	1,190,450

New York State Dormitory Authority, 5.00% due 7/1/2027 (Interagency Council Pooled Loan Program)	NR/Aa2	1,000,000	1,091,500

New York State Dormitory Authority, 5.00% due 7/1/2027 (Columbia University Teachers College)	A+/A1	750,000	852,600

New York State Dormitory Authority, 5.25% due 7/1/2027 (Health Quest Systems; Insured: AGM)	AA/A3	500,000	553,775

New York State Dormitory Authority, 5.00% due 12/15/2027 (State Educational & Medical Facilities)	AAA/Aa1	2,500,000	2,905,950

New York State Dormitory Authority, 5.00% due 10/1/2028 (School District Financing Program; Insured: AGM)	AA/NR	200,000	228,986

New York State Dormitory Authority, 5.25% due 5/1/2030 (North Shore Long Island Jewish Medical)	A-/A3	1,000,000	1,075,810

New York State Energy Research & Development Authority, 2.25% due 12/1/2015 (New York Electric & Gas Corp.)	BBB+/A3	1,000,000	1,018,940

New York State Thruway Authority, 5.00% due 4/1/2018 pre-refunded 10/1/2015 (Insured: AMBAC)	NR/NR	60,000	63,629

New York State Thruway Authority, 5.00% due 4/1/2018 (Insured: AMBAC)	AA/NR	385,000	407,973

New York State Thruway Authority, 5.00% due 4/1/2019 (Multi-Year Highway and Bridge Capital Program; Insured: AMBAC)	AA/A2	235,000	248,961

New York State Thruway Authority, 5.00% due 5/1/2019 (Multi-Year Highway and Bridge Capital Program)	A-/A3	2,000,000	2,322,320

New York State Thruway Authority, 5.00% due 4/1/2022 (Multi-Year Highway and Bridge Capital Program)	AA/NR	1,000,000	1,123,240

New York State Urban Development Corp., 5.25% due 1/1/2021	AA-/NR	1,000,000	1,153,730

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oneida County IDA, 6.10% due 6/1/2020 (Presbyterian Home for Central New York; LOC: HSBC Bank USA)	NR/A1	450,000	451,507

Onondaga Civic Development Corp., 5.00% due 7/1/2021 (Le Moyne College)	NR/Baa2	1,000,000	1,098,210

Onondaga Civic Development Corp., 5.50% due 12/1/2031 (Upstate Properties Development)	A+/NR	1,000,000	1,112,400

Port Authority New York & New Jersey, 5.00% due 8/15/2022 (Insured: AGM)	AA/Aa3	1,000,000	1,124,440

Syracuse Industrial Development Agency, 5.25% due 5/1/2026 (Syracuse City School District)	AA-/Aa2	2,150,000	2,440,293

Town of Amherst Development Corp., 5.00% due 10/1/2020 (University at Buffalo Foundation Facility-Student Housing; Insured: AGM)	AA/A2	1,000,000	1,162,220

Town of Babylon GO, 5.00% due 9/1/2015 (Insured: AMBAC)	NR/NR	465,000	468,790

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2025 pre-refunded 11/15/2017 (MTA Bridges and Tunnels)	AA-/Aa3	1,410,000	1,614,168

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2028 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,169,110

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2029 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,162,380

Triborough Bridge and Tunnel Authority, 0.04% due 1/1/2032 put 7/1/2014 (MTA Bridges and Tunnels; LOC: California State Teachers’ Retirement System) (daily demand notes)	AA-/Aa1	400,000	400,000

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza Project)	NR/A1	230,000	267,814

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	710,000	804,167

Utility Debt Securitization Authority, 5.00% due 12/15/2029 (Restructuring Property)	AAA/Aaa	1,000,000	1,177,140

Utility Debt Securitization Authority, 5.00% due 12/15/2030 (Restructuring Property)	AAA/Aaa	1,000,000	1,170,810

West Seneca Central School District GO, 5.00% due 11/15/2023 (Facilities Improvements; Insured: BAM) (State Aid Withholding)	AA/A1	1,300,000	1,543,945

TOTAL INVESTMENTS — 93.87%(COST $ 68,055,918)			$72,010,514

OTHER ASSETS LESS LIABILITIES — 6.13%			4,699,129

NET ASSETS — 100.00%			$76,709,643

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

GO	General Obligation

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

SONYMA	State of New York Mortgage Authority

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2014 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$68,055,918

Gross unrealized appreciation on a tax basis	$3,968,484
Gross unrealized depreciation on a tax basis	(13,888)

Net unrealized appreciation (depreciation) on investments (tax basis)	$3,954,596

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2014 (Unaudited)

inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1,2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it selss the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities

Municipal Bonds	$72,010,514	$-	$72,010,514	$-

Total Investments in Securities	$72,010,514	$-	$72,010,514	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2014.

SCHEDULE OF INVESTMENTS

Thornburg Limited Term U.S. Government Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	U.S. TREASURY SECURITIES — 12.76%

	United States Treasury Notes, 2.625%, 12/31/2014	$ 2,000,000	$ 2,025,234

	United States Treasury Notes, 1.375%, 11/30/2015	2,500,000	2,540,430

	United States Treasury Notes, 2.625%, 2/29/2016	2,000,000	2,076,797

	United States Treasury Notes, 4.875%, 8/15/2016	5,000,000	5,461,523

	United States Treasury Notes, 4.625%, 2/15/2017	4,000,000	4,408,203

	United States Treasury Notes, 2.25%, 11/30/2017	3,500,000	3,637,471

	United States Treasury Notes, 3.625%, 2/15/2020	1,000,000	1,099,853

	United States Treasury Notes Inflationary Index, 2.00%, 7/15/2014	2,515,120	2,519,766

	United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015	4,874,760	5,063,938

	United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016	5,971,600	6,296,913

	TOTAL U.S. TREASURY SECURITIES (Cost $33,496,178)		35,130,128

	U.S. GOVERNMENT AGENCIES — 20.07%

	Federal Agricultural Mtg Corp., 6.71%, 7/28/2014	200,000	200,932

	Federal Farm Credit Bank, 3.98%, 1/22/2015	1,000,000	1,021,116

	Federal Home Loan Bank, 5.00%, 12/8/2017	3,000,000	3,387,914

	Federal Home Loan Bank, 1.50%, 10/25/2022	3,700,000	3,557,842

	Federal Home Loan Mtg Corp., 4.875%, 6/13/2018	3,000,000	3,407,225

	Federal National Mtg Assoc., 4.40%, 2/19/2015	1,585,000	1,627,029

[a]	Government of Tunisia, (Guaranty: U.S. Agency for International Development), 1.686%, 7/16/2019	5,000,000	4,941,040

	Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022	1,020,236	1,026,439

	New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019	2,078,774	2,389,933

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70%, 12/20/2022	2,635,000	2,587,396

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45%, 9/15/2017	3,000,000	3,413,850

	Small Business Administration Participation Certificates, Series 2001-20D Class 1, 6.35%, 4/1/2021	1,851,690	2,021,492

	Small Business Administration Participation Certificates, Series 2001-20F Class 1, 6.44%, 6/1/2021	1,107,574	1,219,451

	Small Business Administration Participation Certificates, Series 2002-20A Class 1, 6.14%, 1/1/2022	729,701	792,390

	Small Business Administration Participation Certificates, Series 2002-20K Class 1, 5.08%, 11/1/2022	726,745	783,701

	Small Business Administration Participation Certificates, Series 2005-20H Class 1, 5.11%, 8/1/2025	646,313	700,284

	Small Business Administration Participation Certificates, Series 2007-20D Class 1, 5.32%, 4/1/2027	1,198,132	1,320,154

	Small Business Administration Participation Certificates, Series 2007-20F Class 1, 5.71%, 6/1/2027	691,325	771,179

	Small Business Administration Participation Certificates, Series 2007-20I Class 1, 5.56%, 9/1/2027	2,420,893	2,694,105

	Small Business Administration Participation Certificates, Series 2007-20K Class 1, 5.51%, 11/1/2027	1,356,173	1,508,085

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Small Business Administration Participation Certificates, Series 2008-20G Class 1, 5.87%, 7/1/2028	3,605,178	4,070,603

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74%, 7/1/2031	3,342,616	3,517,086

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87%, 11/1/2031	3,390,017	3,425,682

[b,c]	U.S. Department of Transportation, 5.594%, 12/7/2021	2,199,678	2,388,819

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.87%, 6/28/2024	2,545,647	2,481,779

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $53,777,041)		55,255,526

	MORTGAGE BACKED — 60.13%

	Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022	228,533	251,070

	Federal Home Loan Mtg Corp., CMO Series 2420 Class MC, 6.00%, 2/15/2017	149,835	156,602

	Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017	369,303	389,290

	Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017	402,907	424,306

	Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018	309,530	326,588

	Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018	1,385,761	1,462,506

	Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018	683,762	720,969

	Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033	144,839	153,110

	Federal Home Loan Mtg Corp., CMO Series 2642 Class JE, 5.00%, 9/15/2032	956,961	997,269

	Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018	374,720	395,960

	Federal Home Loan Mtg Corp., CMO Series 2692 Class QD, 5.00%, 12/15/2022	383,150	390,223

	Federal Home Loan Mtg Corp., CMO Series 2808 Class VA, 5.50%, 5/15/2015	1,257,613	1,279,006

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019	106,143	108,521

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019	1,219,955	1,273,933

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022	1,954,713	2,093,863

	Federal Home Loan Mtg Corp., CMO Series 3480 Class VA, 6.00%, 6/15/2019	1,478,933	1,511,242

	Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00%, 10/15/2021	424,211	444,253

	Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020	1,271,470	1,338,422

	Federal Home Loan Mtg Corp., CMO Series 3678 Class AL, 4.50%, 10/15/2027	177,079	180,431

	Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036	758,819	821,756

	Federal Home Loan Mtg Corp., CMO Series 3867 Class VA, 4.50%, 3/15/2024	2,318,594	2,559,181

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041	2,115,695	2,140,160

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023	2,951,822	3,125,108

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75%, 5/15/2039	3,517,582	3,334,934

	Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50%, 10/15/2027	4,094,181	3,956,207

	Federal Home Loan Mtg Corp., CMO Series 4120 Class UE, 2.00%, 10/15/2027	4,006,701	3,951,649

	Federal Home Loan Mtg Corp., CMO Series K035 Class A1, 2.615%, 3/25/2023	3,778,782	3,885,821

	Federal Home Loan Mtg Corp., CMO Series K037 Class A1, 2.592%, 4/25/2023	1,972,231	2,025,515

	Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604%, 10/25/2023	6,000,000	6,147,734

	Federal Home Loan Mtg Corp., CMO Series K709 Class A2, 2.086%, 3/25/2019	3,000,000	3,033,811

	Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027	3,200,499	3,330,145

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2014 (Unaudited)

	Shares/ Principal Amount	Value

Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019	251,806	266,147

Federal Home Loan Mtg Corp., Pool D37120, 7.00%, 7/1/2023	7,295	8,202

Federal Home Loan Mtg Corp., Pool D98887, 3.50%, 1/1/2032	2,216,142	2,320,370

Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018	710,764	753,133

Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019	709,808	752,119

Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020	191,175	202,466

Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025	990,050	1,069,233

Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024	1,010,147	1,086,777

Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025	1,567,531	1,660,481

Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026	1,548,944	1,639,581

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50%, 10/15/2023	2,568,062	2,717,388

Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%, 3/25/2023	28,414	31,306

Federal National Mtg Assoc., CMO Series 2002-18 Class PC, 5.50%, 4/25/2017	9	9

Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%, 3/25/2018	247,304	260,754

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%, 2/25/2018	638,671	675,185

Federal National Mtg Assoc., CMO Series 2003-49 Class YD, 5.50%, 6/25/2023	303,167	312,759

Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%, 2/25/2018	284,006	299,780

Federal National Mtg Assoc., CMO Series 2003-W3 Class 1A2, 7.00%, 8/25/2042	2,362,287	2,625,084

Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50%, 1/25/2030	499,827	510,758

Federal National Mtg Assoc., CMO Series 2005-26 Class G, 5.00%, 6/25/2032	148,105	150,380

Federal National Mtg Assoc., CMO Series 2005-99 Class VA, 5.50%, 11/25/2016	613,358	626,685

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.585%, 3/25/2039	566,796	569,707

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00%, 2/25/2024	192,572	201,226

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%, 7/25/2024	550,826	581,205

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%, 8/25/2019	328,260	345,506

Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%, 8/25/2019	463,966	490,163

Federal National Mtg Assoc., CMO Series 2010-46 Class VM, 5.00%, 5/25/2021	1,554,551	1,585,200

Federal National Mtg Assoc., CMO Series 2010-6 Class VA, 5.00%, 2/25/2021	2,270,677	2,371,643

Federal National Mtg Assoc., CMO Series 2010-69 Class EJ, 2.50%, 7/25/2024	237,924	241,895

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00%, 12/25/2022	2,376,676	2,519,375

Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%, 1/25/2023	2,653,023	2,811,873

Federal National Mtg Assoc., CMO Series 2011-118 Class V, 4.00%, 10/25/2029	2,848,728	2,965,873

Federal National Mtg Assoc., CMO Series 2011-124 Class QA, 2.00%, 12/25/2041	3,595,421	3,396,735

Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%, 3/25/2024	3,194,154	3,465,409

Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%, 7/25/2024	3,227,556	3,437,211

Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%, 8/25/2026	5,865,622	5,896,134

Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%, 11/25/2022	1,856,616	1,973,884

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%, 6/25/2023	3,326,330	3,539,984

Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017	2,373	2,554

Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018	10,761	11,660

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2014 (Unaudited)

	Shares/ Principal Amount	Value

Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022	36,578	41,013

Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024	80,673	92,515

Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018	19,411	20,994

Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017	8,202	9,088

Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018	366,430	388,731

Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023	380,676	406,223

Federal National Mtg Assoc., Pool 895572, 2.445%, 6/1/2036	455,340	486,330

Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019	697,580	740,361

Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024	990,421	1,056,887

Federal National Mtg Assoc., Pool AB7997, 2.50%, 2/1/2023	1,855,136	1,912,384

Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025	1,420,689	1,517,362

Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026	3,338,433	3,546,824

Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027	3,227,317	3,357,040

Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019	498,120	528,436

Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019	358,272	380,244

Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019	293,649	311,658

Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020	709,420	753,670

Federal National Mtg Assoc., Pool MA1582, 3.50%, 9/1/2043	5,743,581	5,873,710

Federal National Mtg Assoc., Pool MA1585, 2.00%, 9/1/2023	3,587,062	3,652,918

Federal National Mtg Assoc., Pool MA1625, 3.00%, 10/1/2023	4,432,375	4,634,083

Government National Mtg Assoc., CMO Series 2004-45 Class C, 4.905%, 10/16/2033	260,470	263,521

Government National Mtg Assoc., CMO Series 2005-67 Class C, 4.907%, 3/16/2035	803,815	840,793

Government National Mtg Assoc., CMO Series 2009-92 Class VA, 5.00%, 10/20/2020	1,006,874	1,064,318

Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%, 1/20/2022	734,756	804,513

Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016	3,308	3,477

Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019	321,376	341,676

Government National Mtg Assoc., Pool 714631, 5.691%, 10/20/2059	1,505,323	1,607,423

Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061	4,247,359	4,667,907

Government National Mtg Assoc., Pool 751388, 5.307%, 1/20/2061	2,994,410	3,324,076

Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061	4,876,723	5,503,270

Government National Mtg Assoc., Pool 757313, 4.307%, 12/20/2060	6,048,115	6,441,672

Government National Mtg Assoc., Pool 894205, 4.00%, 8/20/2039	1,101,272	1,160,709

Government National Mtg Assoc., Pool MA0100, 2.50%, 5/20/2042	3,150,849	3,248,259

TOTAL MORTGAGE BACKED (Cost $164,791,417)		165,567,504

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2014 (Unaudited)

	Shares/ Principal Amount	Value

SHORT TERM INVESTMENTS — 4.72%

Bank of New York Tri-Party Repurchase Agreement 0.15% dated 6/30/2014 due 7/1/2014, repurchase price $13,000,054 collateralized by 26 U.S. Government debt securities, having an average coupon of 4.34%, a minimum credit rating of BBB-, maturity dates from 10/25/2022 to 8/15/2043, and having an aggregate market value of $13,237,994 at 6/30/2014	13,000,000	13,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $13,000,000)		13,000,000

TOTAL INVESTMENTS — 97.68% (Cost $265,064,636)		$ 268,953,158

OTHER ASSETS LESS LIABILITIES — 2.32%		6,379,892

NET ASSETS — 100.00%		$ 275,333,050

Footnote Legend

a	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2014, the aggregate value of these securities in the Fund’s portfolio was $2,388,819, representing 0.87% of the Fund’s net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

REMIC	Real Estate Mortgage Investment Conduit

VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$265,064,636

Gross unrealized appreciation on a tax basis	$5,993,299
Gross unrealized depreciation on a tax basis	(2,104,777)

Net unrealized appreciation (depreciation) on investments (tax basis)	$3,888,522

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2014 (Unaudited)

prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014

	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$35,130,128	$35,130,128	$-	$-
U.S. Government Agencies	55,255,526	-	52,866,707	2,388,819
Mortgage Backed	165,567,504	-	165,567,504	-
Short Term Investments	13,000,000	-	13,000,000	-

Total Investments in Securities	$268,953,158	$35,130,128	$231,434,211	$2,388,819

(a) In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04 (“ASU No. 2011-04”), a portfolio security characterized as a Level 3 investment representing $2,388,819 market value in U.S. Government Agencies was fair valued by the Committee based upon current market prices/yields of comparable securities.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2014 (Unaudited)

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the nine months ended June 30, 2014.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2014 is as follows:

	U.S. Government Agencies	Total(b)

Beginning Balance 9/30/2013	$2,604,074	$2,604,074
Accrued Discounts (Premiums)	2,377	2,377
Net Realized Gain (Loss)	1,508	1,508
Gross Purchases	–	–
Gross Sales	(131,290)	(131,290)
Net Change in Unrealized Appreciation (Depreciation)	(87,850)	(87,850)
Transfers into Level 3(a)	–	–
Transfers out of Level 3(a)	–	–

Ending Balance 6/30/2014	$2,388,819	$2,388,819

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2014. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b)	Level 3 investments represent 0.87% of total Net Assets at the period ended June 30, 2014. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 11.62%

	United States Treasury Notes, 0.25% due 10/31/2015	NR/NR	$ 100,000	$ 100,086

	United States Treasury Notes, 0.25% due 12/31/2015	NR/NR	100,000	100,008

	United States Treasury Notes, 0.375% due 4/30/2016	NR/NR	100,000	99,969

	United States Treasury Notes, 0.50% due 6/15/2016	NR/Aaa	100,000	100,123

	United States Treasury Notes, 0.625% due 12/15/2016	NR/NR	100,000	99,946

	United States Treasury Notes, 2.75% due 5/31/2017	NR/Aaa	100,000	105,469

	United States Treasury Notes, 0.875% due 6/15/2017	NR/NR	100,000	100,038

	United States Treasury Notes, 0.75% due 12/31/2017	NR/Aaa	100,000	98,732

	United States Treasury Notes, 2.625% due 4/30/2018	NR/Aaa	100,000	105,227

	TOTAL U.S. TREASURY SECURITIES (Cost $906,840)			909,598

	U.S. GOVERNMENT AGENCIES — 3.67%

	Export Leasing (2009) LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	93,886	93,917

[a]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	100,000	99,986

	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	NR/NR	85,864	93,596

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $286,461)			287,499

	OTHER GOVERNMENT — 3.96%

[a]	Corp Andina de Fomento, 3.75% due 1/15/2016	AA-/Aa3	100,000	104,012

[a]	Export-Import Bank of Korea, 5.875% due 1/14/2015	A+/Aa3	100,000	102,734

[a,b]	Turks and Caicos Islands, 3.20% due 2/22/2016	AAA/NR	100,000	103,026

	TOTAL OTHER GOVERNMENT (Cost $309,219)			309,772

	ASSET BACKED SECURITIES — 20.23%
	ADVANCE RECEIVABLES — 5.13%

[b]	HLSS Servicer Advance Receivables Trust, Series 2013-T5 Class AT5, 1.979% due 8/15/2046	AAA/NR	100,000	100,455

[b]	HLSS Servicer Advance Receivables Trust, Series 2013-T7 Class A7, 1.981% due 11/15/2046	AAA/NR	100,000	100,190

[b]	HLSS Servicer Advance Receivables Trust, Series 2014-T2 Class AT2, 2.217% due 1/15/2047	AAA/NR	100,000	100,565

[b]	New Residential Advance Receivables Trust, Series 2014-T1 Class A1, 1.274% due 3/15/2045	AAA/NR	100,000	100,110

				401,320

	AUTO RECEIVABLES — 2.33%

[b]	Exeter Automobile Receivables Trust, Series 2014-1A Class A, 1.29% due 5/15/2018	AA/NR	81,967	82,181

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Santander Drive Auto Receivables Trust, Series 2013-2 Class B, 1.33% due 3/15/2018	AA/Aaa	100,000	100,541

				182,722

	COMMERCIAL MTG TRUST — 4.94%

[b]	DBUBS Mtg Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	90,664	94,375

[b]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 2.817% due 12/25/2045	NR/Baa3	90,518	93,704

[b]	JPMorgan Chase Commercial Mtg, Series 2013-JWRZ Class B Floating Rate Note, 1.302% due 4/15/2030	AA-/Aa3	100,000	99,553

[b]	Motel 6 Trust, Series 2012-MTL6 Class A2, 1.948% due 10/5/2025	AAA/NR	100,000	98,783

				386,415

	OTHER ASSET BACKED — 5.45%

[b]	CLI Funding, LLC, Series 2014-1A Class A, 3.29% due 8/18/2024	A/NR	100,000	100,471

[b,c]	Concord Funding Co. LLC, Series 2013-1 Class A, 2.42% due 2/15/2015	A/NR	100,000	99,000

[b]	PFS Tax Lien Trust, Series 2014-1 Class Note, 1.44% due 5/15/2029	AAA/NR	93,438	93,876

[b]	Sierra Receivables Funding Co. LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	45,966	46,763

[b]	Sierra Receivables Funding Co. LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	86,090	86,444

				426,554

	STUDENT LOAN — 2.38%

[b]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 0.702% due 5/25/2027	AA+/NR	94,566	94,587

	SLMA Student Loan Trust 2013- 4 A, 0.70% due 6/25/2027	NR/Aaa	91,278	91,430

				186,017

	TOTAL ASSET BACKED SECURITIES (Cost $1,576,316)			1,583,028

	CORPORATE BONDS — 38.80%
	AUTOMOBILES & COMPONENTS — 2.63%
	Automobiles — 2.63%

[a,b]	Hyundai Capital Services, Inc., 6.00% due 5/5/2015	BBB+/Baa1	100,000	104,256

[b]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	BBB+/A3	100,000	101,267

				205,523

	BANKS — 4.05%
	Banks — 2.62%

	Bank of America Corp. Floating Rate Note, 1.267% due 1/15/2019	A-/Baa2	100,000	101,284

[a,b]	Standard Chartered plc, 3.20% due 5/12/2016	A+/A2	100,000	104,215
	Thrifts & Mortgage Finance — 1.43%

[a,b,d]	Northern Rock Asset Management plc, 5.625% due 6/22/2017	AAA/Aaa	100,000	111,600

				317,099

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CAPITAL GOODS — 2.66%
	Construction & Engineering — 1.33%

	URS Corp., 3.85% due 4/1/2017	BBB-/Baa3	100,000	104,223
	Machinery — 1.33%

[a,b]	Volvo Treasury AB, 5.95% due 4/1/2015	BBB/Baa2	100,000	103,832

				208,055

	COMMERCIAL & PROFESSIONAL SERVICES — 1.32%
	Commercial Services & Supplies — 1.32%

	Cintas Corp. No. 2, 2.85% due 6/1/2016	BBB+/A2	100,000	103,354

				103,354

	CONSUMER DURABLES & APPAREL — 1.29%
	Household Durables — 1.29%

	Newell Rubbermaid, Inc., 2.00% due 6/15/2015	BBB-/Baa3	100,000	101,275

				101,275

	CONSUMER SERVICES — 1.34%
	Diversified Consumer Services — 1.34%

	George Washington University, 4.411% due 9/15/2017	A+/A1	100,000	105,134

				105,134

	DIVERSIFIED FINANCIALS — 4.88%
	Capital Markets — 4.88%

[a]	Deutsche Bank AG/London, 2.50% due 2/13/2019	A/A2	75,000	76,460

	Goldman Sachs Group, Inc. Floating Rate Note, 1.324% due 11/15/2018	A-/Baa1	100,000	101,366

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	100,000	100,703

[a,b]	Macquarie Bank Ltd., 3.45% due 7/27/2015	A/A2	100,000	102,886

				381,415

	ENERGY — 2.58%
	Oil, Gas & Consumable Fuels — 2.58%

[a,b]	Delek & Avner Tamar Bond Ltd., 2.803% due 12/30/2016	BBB-/Baa3	100,000	100,365

[a]	Petrobras Global Finance B.V. Floating Rate Note, 2.592% due 3/17/2017	BBB-/Baa1	100,000	101,190

				201,555

	FOOD, BEVERAGE & TOBACCO — 1.34%
	Beverages — 1.34%

[a]	Coca Cola HBC Finance B.V., 5.50% due 9/17/2015	BBB/Baa1	100,000	105,185

				105,185

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	HEALTH CARE EQUIPMENT & SERVICES — 1.26%
	Health Care Providers & Services — 1.26%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A+/NR	100,000	98,415

				98,415

	HOTELS RESTAURANTS & LEISURE — 1.28%
	Hotels, Restaurants & Leisure — 1.28%

[a,b]	TDIC Finance Ltd., 6.50% due 7/2/2014	AA/A1	100,000	100,000

				100,000

	INSURANCE — 1.28%
	Insurance — 1.28%

[b]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A+/A2	100,000	100,316

				100,316

	MATERIALS — 1.28%
	Metals & Mining — 1.28%

[b]	Glencore Funding, LLC Floating Rate Note, 1.587% due 1/15/2019	BBB/Baa2	100,000	100,482

				100,482

	SOFTWARE & SERVICES — 1.28%
	Information Technology Services — 1.28%

	Total System Services, Inc., 2.375% due 6/1/2018	BBB+/Baa3	100,000	100,056

				100,056

	TELECOMMUNICATION SERVICES — 5.44%
	Diversified Telecommunication Services — 4.06%

	AT&T, Inc. Floating Rate Note, 1.137% due 11/27/2018	A-/A3	100,000	101,948

[a]	Telefonica Emisiones SAU, 6.421% due 6/20/2016	BBB/Baa2	100,000	110,089

	Verizon Communications, Inc. Floating Rate Note, 1.981% due 9/14/2018	BBB+/Baa1	100,000	105,505
	Wireless Telecommunication Services — 1.38%

[b]	Crown Castle Towers LLC, 5.495% due 1/15/2037	NR/A2	100,000	107,928

				425,470

	TRANSPORTATION — 2.32%
	Air Freight & Logistics — 1.02%

[b]	FedEx Corp., 2.625% due 1/15/2018	BBB/A3	78,110	79,620
	Road & Rail — 1.30%

[a,b]	Asciano Finance Ltd., 3.125% due 9/23/2015	BBB-/Baa2	100,000	102,056

				181,676

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	UTILITIES — 2.57%
	Electric Utilities — 2.57%

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	NR/NR	100,000	100,564

[a,b]	Iberdrola Finance Ireland Ltd., 3.80% due 9/11/2014	BBB/Baa1	100,000	100,606

				201,170

	TOTAL CORPORATE BONDS (Cost $3,016,536)			3,036,180

	CONVERTIBLE BONDS — 0.63%
	REAL ESTATE — 0.63%
	Real Estate Investment Trusts — 0.63%

[b]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	50,000	48,844

				48,844

	TOTAL CONVERTIBLE BONDS (Cost $46,332)			48,844

	MUNICIPAL BONDS — 6.59%

	City & County of Denver Airport System, 0.26% due 11/15/2025 put 7/1/2014 (Denver International Airport; Insured: AGM; SPA: Morgan Stanley Bank) (daily demand notes)	AA/A1	115,000	115,000

	JobsOhio Beverage System, 2.217% due 1/1/2019	AA/A2	100,000	99,647

	Massachusetts Housing Finance Agency, 1.45% due 12/1/2015 (Multi-Family Residential Development)	A+/Aa3	100,000	100,738

[e]	Sandoval County New Mexico, 1.452% due 6/1/2017	A+/NR	100,000	100,114

	State of New York Mortgage Agency, 0.42% due 10/1/2014	NR/Aa1	50,000	50,011

	State of New York Mortgage Agency, 0.52% due 4/1/2015	NR/Aa1	50,000	50,004

	TOTAL MUNICIPAL BONDS (Cost $510,964)			515,514

	TOTAL INVESTMENTS — 85.50% (COST $6,652,668)			$6,690,435

	OTHER ASSETS LESS LIABILITIES — 14.50%			1,134,810

	NET ASSETS — 100.00%			$7,825,245

Footnote Legend
†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2014, the aggregate value of these securities in the Fund’s portfolio was $3,062,920, representing 39.14% of the Fund’s net assets.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2014 (Unaudited)

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.
d	Segregated as collateral for a when-issued security.
e	When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

NOTES TO SCHEDULE OF INVESTMENTS:

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$6,652,668

Gross unrealized appreciation on a tax basis	$39,842
Gross unrealized depreciation on a tax basis	(2,075)

Net unrealized appreciation (depreciation) on investments (tax basis)	$37,767

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2014 (Unaudited)

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$909,598	$909,598	$-	$-
U.S. Government Agencies	287,499	-	287,499	-
Other Government	309,772	103,026	206,746	-
Asset Backed Securities	1,583,028	-	1,484,028	99,000
Corporate Bonds	3,036,180	-	3,036,180	-
Convertible Bonds	48,844	-	48,844	-
Municipal Bonds	515,514	-	515,514	-

Total Investments in Securities	$6,690,435	$1,012,624	$5,578,811	$99,000

(a) In accordance with the guidance prescribed in Accounting Standards Update (“ASU No. 2011-04”) unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at June 30, 2014.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2014.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2014 is as follows:

	Asset Backed Securities	Total(b)

Beginning Balance 12/30/2013*	$–	$–
Accrued Discounts (Premiums)	953	953
Net Realized Gain (Loss)	–	–
Gross Purchases	97,750	97,750
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)	297	297
Transfers into Level 3(a)	–	–
Transfers out of Level 3(a)	–	–

Ending Balance 6/30/2014	$99,000	$99,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2014 (Unaudited)

*	Fund commenced operations on December 30, 2013.

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2014. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b)	Level 3 investments represent 1.27% of total Net Assets at the period ended June 30, 2014. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 2.15%

	United States Treasury Notes, 2.50% due 3/31/2015	NR/Aaa	$ 6,500,000	$ 6,617,051

	United States Treasury Notes, 5.125% due 5/15/2016	NR/Aaa	1,000,000	1,088,047

	United States Treasury Notes, 4.875% due 8/15/2016	NR/Aaa	2,000,000	2,184,609

	United States Treasury Notes, 3.00% due 2/28/2017	NR/Aaa	2,000,000	2,119,375

	United States Treasury Notes, 0.875% due 6/15/2017	NR/NR	14,900,000	14,905,675

	United States Treasury Notes, 1.625% due 3/31/2019	NR/NR	15,000,000	15,043,799

	United States Treasury Notes, 1.50% due 5/31/2019	NR/NR	15,000,000	14,924,853

	United States Treasury Notes, 1.375% due 5/31/2020	NR/Aaa	5,000,000	4,860,498

	United States Treasury Notes, 2.125% due 8/15/2021	NR/Aaa	5,000,000	4,996,778

	TOTAL U.S. TREASURY SECURITIES (Cost $65,880,052)			66,740,685

	U.S. GOVERNMENT AGENCIES — 9.71%

[a]	Agribank FCB, 9.125% due 7/15/2019	A-/NR	14,185,000	18,248,690

	Alex Alpha LLC, (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	NR/NR	4,456,522	4,304,118

	Altitude Investments 12 LLC, (Guaranty: Export-Import Bank of the United States), 2.454% due 12/9/2025	NR/NR	6,770,717	6,713,160

[a]	CoBank ACB Floating Rate Note (Farm Credit Banks), 0.831% due 6/15/2022	A-/NR	20,000,000	17,850,000

[b]	Durrah MSN 35603, (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	NR/NR	13,560,231	13,046,651

	DY8 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	NR/NR	5,125,000	5,134,025

	Export Leasing (2009) LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	6,478,156	6,480,262

	Federal Home Loan Bank, 1.50% due 10/25/2022	AA+/Aaa	16,000,000	15,385,264

[b]	Gate Capital Cayman One Ltd., (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	NR/NR	10,876,542	10,895,412

[b]	Government of Tunisia, (Guaranty: U.S. Agency for International Development), 1.686% due 7/16/2019	NR/NR	10,000,000	9,882,080

	Helios Leasing I LLC, (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	NR/NR	5,313,212	5,087,273

[b]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	4,300,000	4,299,398

[b]	MSN 41079 and 41084 Ltd., (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	NR/NR	10,411,131	10,083,441

	Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	AA+/NR	1,402,824	1,411,354

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	5,100,000	5,007,863

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States, 3.55% due 1/15/2024	AA+/Aaa	10,000,000	10,482,550

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45% due 9/15/2017	AA+/Aaa	3,000,000	3,413,850

	Sandalwood 2013 LLC, (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	NR/NR	6,846,874	6,921,656

	Santa Rosa Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.693% due 8/15/2024	NR/NR	5,190,805	5,025,125

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Santa Rosa Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.472% due 11/3/2024	NR/NR	14,165,688	13,506,332

	Small Business Administration Participation Certificates, Series 2001-20J Class 1, 5.76% due 10/1/2021	NR/NR	597,922	647,962

	Small Business Administration Participation Certificates, Series 2008-20D Class 1, 5.37% due 4/1/2028	NR/NR	1,994,581	2,212,185

	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	NR/NR	1,543,058	1,672,681

	Small Business Administration Participation Certificates, Series 2009-20K Class 1, 4.09% due 11/1/2029	NR/NR	9,154,820	9,751,052

	Small Business Administration Participation Certificates, Series 2011-20E Class 1, 3.79% due 5/1/2031	NR/NR	12,136,862	12,825,676

	Small Business Administration Participation Certificates, Series 2011-20F Class 1, 3.67% due 6/1/2031	NR/NR	1,992,217	2,089,801

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74% due 7/1/2031	NR/NR	13,370,464	14,068,344

	Small Business Administration Participation Certificates, Series 2011-20I Class 1, 2.85% due 9/1/2031	NR/NR	17,537,886	17,729,519

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87% due 11/1/2031	NR/NR	13,195,642	13,334,465

	Small Business Administration Participation Certificates, Series 2012-20D Class 1, 2.67% due 4/1/2032	NR/NR	13,257,279	13,212,378

	Small Business Administration Participation Certificates, Series 2012-20J Class 1, 2.18% due 10/1/2032	NR/NR	10,197,075	9,816,034

	Small Business Administration Participation Certificates, Series 2012-20K Class 1, 2.09% due 11/1/2032	NR/NR	6,051,311	5,783,339

	Small Business Administration, Series 2005-P10A Class 1, 4.638% due 2/10/2015	NR/NR	539,607	549,896

	Southaven Combined Cycle Generation LLC (Tennessee Valley Authority), 3.846% due 8/15/2033	AA-/Aaa	6,155,587	6,296,809

[a,c]	U.S. Department of Transportation, 5.594% due 12/7/2021	NR/NR	2,016,371	2,189,750

[a,c]	U.S. Department of Transportation, 6.001% due 12/7/2021	NR/NR	3,000,000	3,336,998

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	NR/NR	13,268,695	12,887,819

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $305,645,233)			301,583,212

	OTHER GOVERNMENT — 3.02%

[a,b]	Brazilian Development Bank (BNDES), 3.375% due 9/26/2016	BBB-/Baa2	6,000,000	6,202,500

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.004% due 9/18/2024	NR/NR	9,937,141	9,730,965

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.581% due 11/11/2024	NR/NR	13,871,970	14,080,331

[b]	Corp Andina de Fomento, 3.75% due 1/15/2016	AA-/Aa3	10,900,000	11,337,330

[a,b]	Eurasian Development Bank, 5.00% due 9/26/2020	BBB/A3	8,000,000	8,224,000

[b]	Export-Import Bank of Korea, 5.875% due 1/14/2015	A+/Aa3	2,900,000	2,979,289

[a,b]	Government of Bermuda, 5.603% due 7/20/2020	AA-/A1	3,000,000	3,315,751

[a,b]	Government of Bermuda, 4.138% due 1/3/2023	AA-/A1	4,000,000	4,002,598

[a,b]	Korea National Oil Corp., 2.75% due 1/23/2019	A+/A1	5,000,000	5,100,055

[b]	North American Development Bank, 4.375% due 2/11/2020	NR/Aa1	15,500,000	17,171,381

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	Republic of Iceland, 4.875% due 6/16/2016	BBB-/Baa3	4,375,000	4,594,450

[a,b]	State of Qatar, 3.125% due 1/20/2017	AA/Aa2	4,000,000	4,204,000

[a,b]	Turks and Caicos Islands, 3.20% due 2/22/2016	AAA/NR	2,930,000	3,018,662

	TOTAL OTHER GOVERNMENT (Cost $92,158,326)			93,961,312

	MORTGAGE BACKED — 6.89%

	Federal Home Loan Mtg Corp., CMO Interest Only Series K008 Class X1, 1.816% due 6/25/2020	NR/NR	38,191,047	2,884,043

	Federal Home Loan Mtg Corp., CMO Interest Only Series K710 Class X1, 1.911% due 5/25/2019	NR/NR	49,436,514	3,628,230

	Federal Home Loan Mtg Corp., CMO Series 2528 Class HN, 5.00% due 11/15/2017	NR/NR	243,195	256,386

	Federal Home Loan Mtg Corp., CMO Series 2627 Class GY, 4.50% due 6/15/2018	NR/NR	1,396,449	1,471,570

	Federal Home Loan Mtg Corp., CMO Series 2628 Class AB, 4.50% due 6/15/2018	NR/NR	323,672	333,329

	Federal Home Loan Mtg Corp., CMO Series 2654 Class OG, 5.00% due 2/15/2032	NR/NR	11,751	11,788

	Federal Home Loan Mtg Corp., CMO Series 2682 Class JG, 4.50% due 10/15/2023	NR/NR	1,328,079	1,419,062

	Federal Home Loan Mtg Corp., CMO Series 2778 Class JD, 5.00% due 12/15/2032	NR/NR	169,053	170,768

	Federal Home Loan Mtg Corp., CMO Series 2808 Class VA, 5.50% due 5/15/2015	NR/NR	565,016	574,628

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00% due 6/15/2019	NR/NR	106,143	108,521

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50% due 7/15/2019	NR/NR	1,463,946	1,528,720

	Federal Home Loan Mtg Corp., CMO Series 3195 Class PD, 6.50% due 7/15/2036	NR/NR	2,092,833	2,328,168

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50% due 3/15/2022	NR/NR	2,606,284	2,791,818

	Federal Home Loan Mtg Corp., CMO Series 3504 Class PC, 4.00% due 1/15/2039	NR/NR	306,352	321,456

	Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00% due 10/15/2021	NR/NR	636,317	666,380

	Federal Home Loan Mtg Corp., CMO Series 3919 Class VB, 4.00% due 8/15/2024	NR/NR	4,964,527	5,390,403

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00% due 4/15/2041	NR/NR	3,173,543	3,210,241

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50% due 8/15/2023	NR/NR	3,372,547	3,570,531

	Federal Home Loan Mtg Corp., CMO Series 4079 Class WV, 3.50% due 3/15/2027	NR/NR	3,402,352	3,511,047

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75% due 5/15/2039	NR/NR	10,552,746	10,004,801

	Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50% due 10/15/2027	NR/NR	5,316,329	5,137,169

	Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604% due 10/25/2023	NR/NR	14,000,000	14,344,714

	Federal Home Loan Mtg Corp., Pool D98887, 3.50% due 1/1/2032	NR/NR	7,418,526	7,767,429

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026	NR/NR	3,469,841	3,602,535

Federal Home Loan Mtg Corp., REMIC Series 3838 Class GV, 4.00% due 3/15/2024	NR/NR	9,752,171	10,452,066

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50% due 10/15/2023	NR/NR	2,584,174	2,734,438

Federal National Mtg Assoc., ARM Pool 20155, 7.491% due 8/1/2014	NR/NR	975	975

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00% due 2/25/2018	NR/NR	643,604	680,401

Federal National Mtg Assoc., CMO Series 2003-74 Class KN, 4.50% due 8/25/2018	NR/NR	259,175	274,982

Federal National Mtg Assoc., CMO Series 2003-92 Class VG, 5.00% due 9/25/2014	NR/NR	22,919	22,986

Federal National Mtg Assoc., CMO Series 2003-W3 Class 1A2, 7.00% due 8/25/2042	NR/NR	1,352,631	1,503,107

Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50% due 1/25/2030	NR/NR	517,598	528,917

Federal National Mtg Assoc., CMO Series 2005-48 Class AR, 5.50% due 2/25/2035	NR/NR	661,102	719,124

Federal National Mtg Assoc., CMO Series 2007-42 Class PA, 5.50% due 4/25/2037	NR/NR	859,251	925,653

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.585% due 3/25/2039	NR/NR	944,660	949,512

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00% due 2/25/2024	NR/NR	449,335	469,527

Federal National Mtg Assoc., CMO Series 2009-5 Class A, 4.50% due 12/25/2023	NR/NR	1,402,720	1,484,979

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00% due 7/25/2024	NR/NR	918,043	968,675

Federal National Mtg Assoc., CMO Series 2009-65 Class GA, 4.50% due 11/25/2023	NR/NR	202,108	207,826

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50% due 8/25/2019	NR/NR	820,650	863,765

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00% due 12/25/2022	NR/NR	2,354,494	2,495,861

Federal National Mtg Assoc., CMO Series 2011-15 Class VA, 4.00% due 4/25/2022	NR/NR	1,487,814	1,608,274

Federal National Mtg Assoc., CMO Series 2011-89 Class VA, 4.00% due 9/25/2023	NR/NR	5,145,213	5,199,367

Federal National Mtg Assoc., CMO Series 2012-129 Class LA, 3.50% due 12/25/2042	NR/NR	14,224,345	14,730,622

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00% due 6/25/2023	NR/NR	3,034,444	3,229,350

Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018	NR/NR	214,766	227,937

Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021	NR/NR	1,025,553	1,112,487

Federal National Mtg Assoc., Pool AB7997, 2.50% due 2/1/2023	NR/NR	10,099,751	10,411,424

Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027	NR/NR	4,501,696	4,682,643

Federal National Mtg Assoc., Pool MA1278, 2.50% due 12/1/2022	NR/NR	12,340,918	12,721,751

Federal National Mtg Assoc., Pool MA1585, 2.00% due 9/1/2023	NR/NR	13,585,997	13,835,428

Federal National Mtg Assoc., Pool MA1691, 3.00% due 12/1/2023	NR/NR	13,321,315	13,927,539

Government National Mtg Assoc., CMO Series 2009-35 Class KV, 4.50% due 6/20/2020	NR/NR	3,001,761	3,112,495

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Government National Mtg Assoc., CMO Series 2009-68 Class DP, 4.50% due 11/16/2038	NR/NR	861,503	920,348

	Government National Mtg Assoc., Pool 003007, 8.50% due 11/20/2015	NR/NR	4,193	4,321

	Government National Mtg Assoc., Pool 714631, 5.691% due 10/20/2059	NR/NR	4,064,373	4,340,043

	Government National Mtg Assoc., Pool 721652, 5.044% due 5/20/2061	NR/NR	6,192,456	6,805,596

	Government National Mtg Assoc., Pool 731491, 5.156% due 12/20/2060	NR/NR	3,628,563	4,024,856

	Government National Mtg Assoc., Pool 751388, 5.307% due 1/20/2061	NR/NR	4,705,501	5,223,548

	Government National Mtg Assoc., Pool 783299, 4.50% due 2/15/2022	NR/NR	3,939,003	4,191,573

	Government National Mtg Assoc., Pool 827148, 1.625% due 2/20/2024	NR/NR	24,535	25,098

	Government National Mtg Assoc., Pool MA0100, 2.50% due 5/20/2042	NR/NR	3,182,676	3,281,070

	TOTAL MORTGAGE BACKED (Cost $213,209,449)			213,932,301

	ASSET BACKED SECURITIES — 15.38%
	ADVANCE RECEIVABLES — 2.44%

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T1 Class A2, 1.495% due 1/16/2046	AAA/NR	5,000,000	5,001,828

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T1 Class A3, 2.289% due 1/15/2048	AAA/NR	10,000,000	9,916,000

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T3 Class A3, 1.793% due 5/15/2046	AAA/NR	8,500,000	8,426,222

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T5 Class AT5, 1.979% due 8/15/2046	AAA/NR	10,500,000	10,547,806

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T7 Class A7, 1.981% due 11/15/2046	AAA/NR	19,900,000	19,937,810

[a]	HLSS Servicer Advance Receivables Trust, Series 2014-T2 Class AT2, 2.217% due 1/15/2047	AAA/NR	11,900,000	11,967,184

[a]	New Residential Advance Receivables Trust, Series 2014-T1 Class A1, 1.274% due 3/15/2045	AAA/NR	9,900,000	9,910,890

				75,707,740

	AUTO RECEIVABLES — 0.70%

[a]	CFC LLC, Series 2013-1A Class A, 1.65% due 7/17/2017	NR/A1	779,664	781,831

[a]	Exeter Automobile Receivables Trust, Series 2014-1A Class A, 1.29% due 5/15/2018	AA/NR	6,065,522	6,081,431

	Ford Credit Auto Owner Trust, Series 2013-C Class A4, 1.25% due 10/15/2018	AAA/NR	1,200,000	1,208,157

	Santander Drive Auto Receivables Trust, Series 2012-1 Class B, 2.72% due 5/16/2016	AA+/Aaa	1,682,022	1,688,178

	Santander Drive Auto Receivables Trust, Series 2013-2 Class B, 1.33% due 3/15/2018	AA/Aaa	7,835,000	7,877,368

	Santander Drive Auto Receivables Trust, Series 2013-4 Class B, 2.16% due 1/15/2020	AA/Aaa	4,000,000	4,074,095

				21,711,060

	COMMERCIAL MTG TRUST — 5.07%

	Banc of America Commercial Mtg Inc., Series 2006-6 Class A3, 5.369% due 10/10/2045	AAA/Aaa	3,000,000	3,071,246

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Banc of America Re-REMIC Trust, Series 2012-CLRN Class A Floating Rate Note, 1.302% due 8/15/2029	NR/Aaa	5,000,000	5,002,605

[a]	CFCRE Commercial Mtg Trust, Series 2011-C1 Class A4, 4.961% due 4/15/2044	NR/Aaa	11,877,000	13,376,833

	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.583% due 3/25/2034	CCC/Caa2	306,714	249,690

[a]	COMM Mtg Trust, Series 2012-MVP Class A Floating Rate Note, 2.091% due 11/17/2026	AAA/NR	15,464,628	15,572,293

	Credit Suisse Commercial Mtg Capital Certificates, Series 2007-C2 Class A2, 5.448% due 1/15/2049	AAA/Aaa	8,184	8,192

[a]	DBUBS Mtg Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	4,895,881	5,096,266

[a]	DBUBS Mtg Trust CMO, Series 2011-LC2A Class A1FL, 1.502% due 7/12/2044	NR/Aaa	1,088,812	1,082,477

[a]	Extended Stay America Trust, Series 2013-ESH7 Class B7, 3.604% due 12/5/2031	AA-/NR	11,380,000	11,614,489

[a]	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 2.751% due 10/25/2044	NR/A3	4,000,000	4,078,312

[a]	FREMF Mtg Trust, Series 2013-K32 Class B, 3.65% due 10/25/2046	NR/NR	10,753,000	10,673,404

[a]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 2.817% due 12/25/2045	NR/Baa3	5,340,876	5,528,890

[a]	Hilton USA Trust, Series 2013-HLT Class BFX, 3.367% due 11/5/2030	AA-/Aa3	18,500,000	19,019,043

	JPMorgan Chase Commercial Mtg, Series 2004-C3 Class A5, 4.878% due 1/15/2042	NR/Aaa	5,000,000	5,054,407

[a]	JPMorgan Chase Commercial Mtg, Series 2013-JWRZ Class B Floating Rate Note, 1.302% due 4/15/2030	AA-/Aa3	14,900,000	14,833,308

[a]	Madison Avenue Trust, Series 2013-650M Class A, 3.843% due 10/12/2032	NR/Aaa	6,000,000	6,374,178

[a]	Morgan Stanley Re-REMIC Trust, Series 2009-GG10 Class A4A, 5.997% due 8/12/2045	NR/Aaa	2,472,667	2,730,890

[a]	Motel 6 Trust, Series 2012-MTL6 Class A2, 1.948% due 10/5/2025	AAA/NR	6,900,000	6,816,052

[a]	Motel 6 Trust, Series 2012-MTL6 Class C, 3.139% due 10/5/2025	A-/NR	12,000,000	12,206,018

[a]	Wells Fargo Commercial Mtg Trust, Series 2013-120B Class A, 2.80% due 3/18/2028	AAA/NR	15,000,000	15,045,810

				157,434,403

	CREDIT CARD — 0.40%

[a]	First Financial Bank USA, Series 2010-D Class A, 3.72% due 6/17/2019	AAA/NR	2,436,277	2,436,441

[a,b]	Turquoise Card Backed Securities plc, Series 2012-1A Class A Floating Rate Note, 0.952% due 6/17/2019	NR/Aaa	10,000,000	10,104,760

				12,541,201

	OTHER ASSET BACKED — 4.36%

[a]	321 Henderson Receivables LLC, Series 2014-1A Class A, 3.96% due 3/15/2063	NR/Aaa	6,491,314	6,700,675

	Appalachian Consumer Rate Relief Funding LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	AAA/Aaa	15,200,000	15,181,334

[a]	Ascentium Equipment Receivables LLC, Series 2012-1A Class A, 1.83% due 9/15/2019	NR/NR	1,882,834	1,883,501

[a,c]	Concord Funding Co. LLC, Series 2013-1 Class A, 2.42% due 2/15/2015	A/NR	9,900,000	9,801,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,c]	Concord Funding Co., LLC, Series 2013-1 Class B, 3.92% due 2/15/2015	BBB/NR	4,000,000	3,985,000

[a,b]	Cronos Containers Program Ltd., Series 2012-2A Class A, 3.81% due 9/18/2027	A/NR	5,527,500	5,592,988

[a,b]	Cronos Containers Program Ltd., Series 2013-1A Class A, 3.08% due 4/18/2028	A/NR	8,833,333	8,741,703

[a]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216% due 1/25/2042	BBB+/Baa1	12,435,638	13,429,532

[a]	Fairway Outdoor Funding LLC, Series 2012-1A Class A2, 4.212% due 10/15/2042	NR/NR	6,679,518	6,751,591

[a]	GTP Cellular Sites LLC, 3.721% due 3/15/2042	NR/NR	9,343,516	9,787,044

[a]	MIRAMAX, LLC, Series 2011-1A Class A, 6.25% due 10/20/2021	BBB/Baa3	3,258,331	3,350,174

	Northwest Airlines, Inc., 7.027% due 5/1/2021	A-/Baa1	4,426,669	5,090,669

[a,c]	Northwind Holdings LLC, Series 2007-1A Class A1 Floating Rate Note, 1.007% due 12/1/2037	A/Baa1	3,587,500	3,246,688

[a]	PFS Financing Corp., Series 2013-AA Class A Floating Rate Note, 0.702% due 2/15/2018	AAA/Aaa	9,000,000	9,000,179

[a]	PFS Tax Lien Trust, Series 2014-1 Class Note, 1.44% due 5/15/2029	AAA/NR	4,578,456	4,599,947

[a]	Sierra Receivables Funding Co. LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	3,018,438	3,070,737

[a]	Sierra Receivables Funding Co. LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	14,463,135	14,522,550

[a]	Sonic Capital LLC, Series 2011-1A Class A2, 5.438% due 5/20/2041	BBB/Baa2	4,541,800	4,848,462

[a,b]	Trafigura Securitisation Finance plc, Series 2012-1A Class A Floating Rate Note, 2.552% due 10/15/2015	AAA/Aaa	6,000,000	6,062,663

				135,646,437

	RESIDENTIAL MTG TRUST — 1.39%

	Banc of America Mtg Securities, Inc., Series 2004-4 Class 1A2, 5.50% due 5/25/2034	A+/NR	228,501	229,210

[a]	Citigroup Mtg Loan Trust, Inc., Series 2014-A Class A, 4.00% due 1/25/2035	AA/NR	8,920,438	9,256,973

	Countrywide Home Loan, Series 2004-HYB2 Class 1A, 2.552% due 7/20/2034	A/B1	424,838	433,805

[a]	FDIC Trust, Series 2013-R1 Class A, 1.15% due 3/25/2033	NR/NR	5,417,316	5,396,245

	Merrill Lynch Mtg Investors Trust, Series 2003-E Class B3, 2.402% due 10/25/2028	CCC/Caa2	994,834	587,202

	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.467% due 8/25/2034	CCC/NR	742,836	676,007

	Option One Mtg Loan Trust, Series 2005-5 Class A3 Floating Rate Note, 0.362% due 12/25/2035	AA+/Baa2	1,099,325	1,077,066

	Popular ABS Mtg Pass-Through Trust, Series 2005-4 Class AF5, 5.537% due 9/25/2035	BB+/A3	4,280,579	4,435,836

	Residential Asset Mtg Products, Inc., Series 2003-SL1 Class A31, 7.125% due 4/25/2031	AA+/NR	2,044,681	2,145,989

	Residential Asset Mtg Products, Inc., Series 2005-RS3 Class AIA3, 0.452% due 3/25/2035	NR/Aa3	64,923	64,621

[a]	RiverView HECM Trust, Series 2007-1 Class A, 0.60% due 5/25/2047	A-/Ba3	5,411,453	4,868,630

[a]	Shellpoint Asset Funding Trust, Series 2013-1 Class A1, 3.75% due 7/25/2043	AAA/NR	10,214,665	10,341,677

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Structured Asset Securities Corp., Series 2003-9A Class 2A2, 2.358% due 3/25/2033	AA+/Baa3	2,335,003	2,302,084

	Structured Asset Securities Corp., Series 2004-3 Class 3A1, 5.50% due 3/25/2019	A+/Ba2	631,950	643,586

	Washington Mutual Mtg, Series 2003-S13 Class 21A1, 4.50% due 12/25/2018	A+/NR	563,888	564,946

	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.615% due 2/25/2035	D/C	601,726	135,111

				43,158,988

	STUDENT LOAN — 1.02%

	Navient Student Loan Trust, Series 2014-1 Class A3 Floating Rate Note, 0.698% due 6/25/2031	NR/Aaa	6,750,000	6,749,990

[a]	Nelnet Student Loan Trust, Series 2013-1A Class A Floating Rate Note, 0.752% due 6/25/2041	NR/Aaa	12,462,655	12,498,691

[a]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 0.702% due 5/25/2027	AA+/NR	5,201,155	5,202,267

	SLM Student Loan Trust, Series 2003-C Class A2 Floating Rate Note, 0.621% due 9/15/2020	A-/Aaa	2,174,325	2,160,841

[a]	SLM Student Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	AAA/Aaa	5,000,000	5,210,662

				31,822,451

	TOTAL ASSET BACKED SECURITIES (Cost $473,026,737)			478,022,280

	CORPORATE BONDS — 44.94%
	AUTOMOBILES & COMPONENTS — 1.40%
	Automobiles — 1.40%

[a]	American Honda Finance Corp., 2.60% due 9/20/2016	A+/A1	5,000,000	5,196,825

[a]	American Honda Finance Corp., 1.00% due 8/11/2015	A+/A1	3,000,000	3,014,082

[a]	Daimler Finance North America LLC, 1.25% due 1/11/2016	A-/A3	7,000,000	7,061,026

[a,b]	Hyundai Capital Services, Inc., 6.00% due 5/5/2015	BBB+/Baa1	7,900,000	8,236,240

[a,b]	Hyundai Capital Services, Inc. Floating Rate Note, 1.031% due 3/18/2017	BBB+/Baa1	5,000,000	5,014,650

[a]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	BBB+/A3	14,900,000	15,088,693

				43,611,516

	BANKS — 7.33%
	Banks — 6.62%

[a,b]	ANZ National International Ltd., 3.125% due 8/10/2015	AA-/Aa3	4,000,000	4,114,820

[a,b]	Banco Bradesco, 4.50% due 1/12/2017	BBB-/Baa1	2,500,000	2,640,500

[a,b]	Banco BTG Pactual SA/Cayman Islands N.A., 4.00% due 1/16/2020	NR/Baa3	7,000,000	6,685,000

[a,b]	Banco Latinoamericano de Comercio Exterior, S.A., 3.75% due 4/4/2017	BBB/NR	4,000,000	4,152,000

[a,b]	Banco Santander Chile Floating Rate Note, 2.106% due 6/7/2018	A/Aa3	21,000,000	21,420,000

	Bank of America Corp. Floating Rate Note, 1.267% due 1/15/2019	A-/Baa2	4,225,000	4,279,270

	Bank of America Corp. Floating Rate Note, 1.103% due 4/1/2019	A-/Baa2	8,000,000	8,051,880

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	Bank of China Hong Kong, 3.75% due 11/8/2016	A+/Aa3	4,000,000	4,192,292

[a,b]	Barclays Bank plc, 2.50% due 9/21/2015	AAA/Aaa	14,650,000	15,010,683

[a,b]	Caixa Economica Federal, 4.50% due 10/3/2018	BBB-/Baa2	15,000,000	15,393,750

[a,b]	Danske Bank A/S, 3.75% due 4/1/2015	A/Baa1	4,000,000	4,094,848

[a,b]	DNB Bank ASA, 3.20% due 4/3/2017	A+/A1	10,000,000	10,522,190

[a,b]	HSBC Bank plc, 3.50% due 6/28/2015	AA-/Aa3	2,000,000	2,060,636

	Manufacturers & Traders Trust Co., 2.30% due 1/30/2019	A/A2	10,000,000	10,117,500

[a,b]	Mizuho Bank, Ltd., 2.45% due 4/16/2019	A+/A1	7,000,000	7,067,837

	National City Bank Floating Rate Note, 0.601% due 6/7/2017	A-/A3	4,000,000	3,990,048

[a,b]	Oversea-Chinese Banking Corp. Ltd., 3.15% due 3/11/2023	A+/Aa3	29,650,000	29,893,041

[b]	Royal Bank of Scotland Group plc, 9.50% due 3/16/2022	BBB-/NR	12,000,000	14,070,000

[a,b]	Sberbank of Russia, 5.50% due 2/26/2024	NR/NR	13,300,000	12,934,250

[a]	Sovereign Bank, 12.18% due 6/30/2020	BBB/A2	5,920,404	8,110,954

[a,b]	Standard Chartered plc, 3.20% due 5/12/2016	A+/A2	4,900,000	5,106,530

	Wells Fargo Bank N.A., 0.435% due 5/16/2016	A+/A1	4,629,000	4,618,238

[b]	Westpac Banking Corp., 3.00% due 8/4/2015	AA-/Aa2	2,000,000	2,055,012

[a,b]	Westpac Banking Corp. Floating Rate Note, 1.026% due 7/17/2015	NR/Aaa	5,000,000	5,033,165
	Thrifts & Mortgage Finance — 0.71%

[a,b]	Northern Rock Asset Management plc, 5.625% due 6/22/2017	AAA/Aaa	19,900,000	22,208,360

				227,822,804

	CAPITAL GOODS — 1.83%
	Aerospace & Defense — 0.39%

	Exelis, Inc., 5.55% due 10/1/2021	BBB-/Baa3	11,338,000	12,185,084
	Construction & Engineering — 0.30%

	URS Corp., 3.85% due 4/1/2017	BBB-/Baa3	8,895,000	9,270,636
	Industrial Conglomerates — 0.28%

[a,b]	Hutchison Whampoa Ltd., 3.50% due 1/13/2017	A-/A3	5,000,000	5,257,250

[a,b]	Smiths Group plc, 7.20% due 5/15/2019	BBB+/Baa2	3,000,000	3,539,973
	Machinery — 0.60%

	Aeroquip Vickers, Inc., 6.875% due 4/9/2018	A-/NR	1,500,000	1,686,312

	Ingersoll Rand Co., 6.391% due 11/15/2027	BBB/Baa2	3,000,000	3,569,679

[a,b]	Volvo Treasury AB, 5.95% due 4/1/2015	BBB/Baa2	13,000,000	13,498,095
	Trading Companies & Distributors — 0.26%

[a]	Aviation Capital Group Corp., 6.75% due 4/6/2021	BB+/NR	3,000,000	3,374,775

[a]	Aviation Capital Group Corp., 7.125% due 10/15/2020	BB+/NR	3,912,000	4,507,872

				56,889,676

	CONSUMER DURABLES & APPAREL — 0.17%
	Household Durables — 0.09%

	Newell Rubbermaid, Inc., 2.00% due 6/15/2015	BBB-/Baa3	2,900,000	2,936,960

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Textiles, Apparel & Luxury Goods — 0.08%

	Nike, Inc., 5.15% due 10/15/2015	AA-/A1	2,315,000	2,441,281

				5,378,241

	CONSUMER SERVICES — 0.52%
	Diversified Consumer Services — 0.52%

[d]	George Washington University, 4.411% due 9/15/2017	A+/A1	1,650,000	1,734,709

	Rensselaer Polytechnic I, 5.60% due 9/1/2020	A-/A3	10,925,000	12,525,655

	University of Chicago, 3.065% due 10/1/2024	AA/Aa1	1,747,000	1,742,489

				16,002,853

	DIVERSIFIED FINANCIALS — 7.27%
	Capital Markets — 4.46%

	Ares Capital Corp., 4.875% due 11/30/2018	BBB/NR	18,000,000	19,134,756

[a,b]	BTG Investments LP, 4.50% due 4/17/2018	NR/NR	20,000,000	19,680,000

[a,b]	Credit Suisse Group AG - Guernsey, 1.625% due 3/6/2015	NR/Aaa	13,000,000	13,113,620

[b]	Deutsche Bank AG/London, 2.50% due 2/13/2019	A/A2	8,600,000	8,767,451

	Deutsche Bank Financial LLC, 5.375% due 3/2/2015	BBB/Baa3	5,000,000	5,154,970

	Goldman Sachs Group, Inc. Floating Rate Note, 1.425% due 4/30/2018	A-/Baa1	15,610,000	15,862,039

	Goldman Sachs Group, Inc. Floating Rate Note, 1.324% due 11/15/2018	A-/Baa1	14,900,000	15,103,504

[a,b]	IPIC GMTN Ltd., 3.125% due 11/15/2015	AA/Aa3	1,000,000	1,030,940

[a,b]	IPIC GMTN Ltd., 5.00% due 11/15/2020	AA/Aa3	1,000,000	1,115,000

[a,b]	IPIC GMTN Ltd., 3.75% due 3/1/2017	AA/Aa3	3,000,000	3,187,500

[a,b]	IPIC GMTN Ltd., 5.50% due 3/1/2022	AA/Aa3	3,500,000	4,016,250

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	1,660,000	1,671,671

	Legg Mason, Inc., 5.50% due 5/21/2019	BBB/Baa1	13,065,000	15,099,743

[a,b]	Macquarie Bank Ltd., 2.60% due 6/24/2019	A/A2	3,000,000	3,018,963

[a,b]	Macquarie Bank Ltd., 3.45% due 7/27/2015	A/A2	1,900,000	1,954,834

[a,b]	Macquarie Group Ltd., 7.30% due 8/1/2014	BBB/A3	8,000,000	8,041,688

	Merrill Lynch & Co., 0.773% due 5/2/2017	BBB+/Baa3	2,500,000	2,450,958
	Consumer Finance — 1.10%

	American Express Credit Co., 2.80% due 9/19/2016	A-/A2	8,000,000	8,329,792

	American Express Credit Co., 5.125% due 8/25/2014	A-/A2	3,000,000	3,021,384

	Capital One Bank (USA), N.A., 2.30% due 6/5/2019	BBB+/A3	3,000,000	3,013,011

[a,b]	Cie Financement Foncier, 2.50% due 9/16/2015	AAA/Aaa	6,000,000	6,140,574

	Western Union Co., 3.35% due 5/22/2019	BBB/Baa2	11,350,000	11,575,990

	Western Union Co., 3.65% due 8/22/2018	BBB/Baa2	2,000,000	2,093,842
	Diversified Financial Services — 1.71%

[b]	Barclays Bank plc, 2.50% due 2/20/2019	A/A2	3,000,000	3,038,715

	Citigroup, Inc., 5.00% due 9/15/2014	BBB+/Baa3	3,000,000	3,026,562

[a]	CME Group Index Services, 4.40% due 3/15/2018	AA-/Aa3	4,530,000	4,950,021

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	General Electric Capital Corp. Floating Rate Note, 1.231% due 3/15/2023	AA+/A1	7,725,000	7,744,243

	General Electric Capital Corp. Floating Rate Note, 0.381% due 12/28/2018	AA+/A1	4,850,000	4,720,602

	JPMorgan Chase Bank N.A. Floating Rate Note, 0.56% due 6/13/2016	A/A2	16,875,000	16,814,672

[a,b]	National Agricultural Cooperative Federation, 5.00% due 9/30/2014	A/A1	2,000,000	2,020,180

	National Rural Utilities CFC, 10.375% due 11/1/2018	A+/A1	2,000,000	2,694,428

[a]	USAA Capital Corp., 2.25% due 12/13/2016	AA+/Aa1	8,000,000	8,246,184

				225,834,087

	ENERGY — 4.93%
	Energy Equipment & Services — 0.14%

[a,b]	Schahin II Finance Co. (SPV) Ltd., 5.875% due 9/25/2023	BBB-/Baa3	4,364,733	4,299,262
	Oil, Gas & Consumable Fuels — 4.79%

[a,b]	BG Energy Capital plc, 2.875% due 10/15/2016	A-/A2	5,000,000	5,203,880

[b]	BP Capital Markets plc, 3.875% due 3/10/2015	A/A2	2,000,000	2,049,810

	Buckeye Partners LP, 4.15% due 7/1/2023	BBB-/Baa3	7,000,000	7,214,718

[a,b]	CNPC General Capital Ltd., 1.45% due 4/16/2016	A+/A1	3,000,000	3,004,167

[a,b]	CNPC General Capital Ltd., 2.75% due 4/19/2017	A+/A1	5,000,000	5,129,790

[a,b]	CNPC General Capital Ltd., 2.75% due 5/14/2019	A+/A1	5,000,000	4,998,870

[a,b]	CNPC General Capital Ltd. Floating Rate Note, 1.125% due 5/14/2017	A+/A1	5,000,000	5,014,010

	Energen Corp., 4.625% due 9/1/2021	BBB-/Ba1	10,000,000	9,956,650

[a]	Florida Gas Transmission Co. LLC, 4.00% due 7/15/2015	BBB/Baa2	2,000,000	2,058,230

[a,b]	Gazprom, 4.95% due 5/23/2016	BBB-/Baa1	4,000,000	4,200,000

[a,b]	Gazprom Neft OAO, 6.00% due 11/27/2023	BBB-/Baa2	7,000,000	7,183,750

	Gulf South Pipeline Co. LP, 4.00% due 6/15/2022	BBB-/Baa1	4,000,000	4,035,476

[a,b]	Harvest Operations Corp., 2.125% due 5/14/2018	A+/A1	7,000,000	6,997,410

[a,b]	Korea National Oil Corp., 4.00% due 10/27/2016	A+/A1	2,000,000	2,117,414

[a]	Northern Natural Gas Co., 5.75% due 7/15/2018	A-/A2	50,000	56,592

	NuStar Logistics LP, 4.75% due 2/1/2022	BB+/Ba1	5,000,000	5,010,000

[a,b]	Odebrecht Offshore Drilling Finance Ltd., 6.75% due 10/1/2022	BBB-/Baa3	19,284,000	20,643,522

[b]	Petrobras Global Finance B.V. Floating Rate Note, 2.592% due 3/17/2017	BBB-/Baa1	5,750,000	5,818,425

[b]	Petroleos Mexicanos Floating Rate Note, 2.248% due 7/18/2018	BBB+/A3	10,000,000	10,381,800

[b]	Sasol Financing International plc, 4.50% due 11/14/2022	BBB/Baa1	4,000,000	4,059,240

[a]	Semco Energy, Inc., 5.15% due 4/21/2020	A-/A2	3,000,000	3,388,827

[a,b]	Sinopec Capital (2013) Ltd., 1.875% due 4/24/2018	A+/Aa3	20,000,000	19,651,180

[a,b]	Sinopec Group Overseas Development Ltd., 2.75% due 5/17/2017	A+/Aa3	6,000,000	6,175,332

[a]	Texas Gas Transmission LLC, 4.50% due 2/1/2021	BBB-/Baa1	4,480,000	4,593,703

				153,242,058

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	FOOD, BEVERAGE & TOBACCO — 1.25%
	Beverages — 0.56%

	Coca Cola Enterprises, Inc., 5.71% due 3/18/2037	AA/NR	3,380,000	3,807,465

[b]	Coca Cola HBC Finance B.V., 5.50% due 9/17/2015	BBB/Baa1	7,885,000	8,293,853

[a,b]	Coca Cola Icecek Uretim A.S., 4.75% due 10/1/2018	NR/Baa3	5,000,000	5,265,500
	Food Products — 0.04%

	Corn Products International, Inc., 3.20% due 11/1/2015	BBB/Baa2	1,000,000	1,030,555
	Tobacco — 0.65%

[a,b]	B.A.T International Finance plc, 2.125% due 6/7/2017	A-/A3	8,000,000	8,197,904

	Lorillard Tobacco Co., 6.875% due 5/1/2020	BBB-/Baa2	5,000,000	5,941,795

	Lorillard Tobacco Co., 3.75% due 5/20/2023	BBB-/Baa2	6,230,000	6,152,848

				38,689,920

	HEALTH CARE EQUIPMENT & SERVICES — 0.28%
	Health Care Providers & Services — 0.28%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A+/NR	1,900,000	1,869,879

	Catholic Health Initiatives, 2.95% due 11/1/2022	A+/A1	7,000,000	6,730,619

				8,600,498

	HOTELS RESTAURANTS & LEISURE — 0.06%
	Hotels, Restaurants & Leisure — 0.06%

[a,b]	TDIC Finance Ltd., 6.50% due 7/2/2014	AA/A1	1,900,000	1,900,000

				1,900,000

	HOUSEHOLD & PERSONAL PRODUCTS — 0.07%
	Household Products — 0.07%

	Energizer Holdings, Inc., 4.70% due 5/24/2022	BBB-/Baa3	2,000,000	2,053,514

				2,053,514

	INSURANCE — 2.39%
	Insurance — 2.39%

[a]	Forethought Financial Group, Inc., 8.625% due 4/15/2021	BBB-/Ba1	2,600,000	2,965,123

	Hanover Insurance Group, Inc., 6.375% due 6/15/2021	BBB-/Baa3	2,480,000	2,867,443

	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	BBB/Baa2	3,000,000	3,136,194

[a,b]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	BBB/Baa2	10,000,000	11,134,199

[a]	MassMutual Global Funding LLC, 2.00% due 4/5/2017	AA+/Aa2	8,000,000	8,178,552

[a]	MetLife Institutional Funding II, 1.625% due 4/2/2015	AA-/Aa3	5,000,000	5,045,080

[a]	Metropolitan Life Global Funding I, 1.70% due 6/29/2015	AA-/Aa3	4,000,000	4,044,456

[b]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	BBB/NR	5,000,000	5,167,420

[a]	Principal Life Global Funding II, 1.00% due 12/11/2015	A+/A1	7,000,000	7,037,219

[a]	Prudential Covered Trust Co., 2.997% due 9/30/2015	A/Baa1	2,400,000	2,458,371

[a]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A+/A2	9,900,000	9,931,264

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Unitrin, Inc., 6.00% due 11/30/2015	BBB-/Baa3	5,000,000	5,338,085

[a,b]	White Mountains Re Group Ltd., 6.375% due 3/20/2017	BBB/Baa3	6,335,000	7,006,377

				74,309,783

	MATERIALS — 3.31%
	Chemicals — 0.71%

[a]	Incitec Pivot Finance LLC, 6.00% due 12/10/2019	BBB/Baa3	4,538,000	5,143,442

[a,b]	Incitec Pivot Ltd., 4.00% due 12/7/2015	BBB/Baa3	4,325,000	4,492,806

[a,b]	Office Cherifien des Phosphates, 5.625% due 4/25/2024	BBB-/NR	12,010,000	12,595,487
	Construction Materials — 0.03%

	CRH America, Inc., 8.125% due 7/15/2018	BBB+/Baa2	650,000	799,094
	Metals & Mining — 2.57%

[a,b]	Anglo American Capital plc, 2.625% due 9/27/2017	BBB/Baa2	9,700,000	9,945,410

[b]	Anglogold Holdings plc, 5.125% due 8/1/2022	BB+/Baa3	7,000,000	6,827,646

[b]	Anglogold Holdings plc, 5.375% due 4/15/2020	BB+/Baa3	9,100,000	9,241,650

[b]	ArcelorMittal, 4.25% due 8/5/2015	BB+/Ba1	3,000,000	3,078,750

[b]	ArcelorMittal, 5.00% due 2/25/2017	BB+/Ba1	3,000,000	3,172,500

[a]	Glencore Funding, LLC Floating Rate Note, 1.587% due 1/15/2019	BBB/Baa2	17,600,000	17,684,867

[b]	Kinross Gold Corp., 3.625% due 9/1/2016	NR/Baa3	7,000,000	7,293,433

[a,b]	Newcrest Finance Property Ltd., 4.20% due 10/1/2022	BBB-/Baa3	10,459,000	9,746,920

[a,b]	Samarco Mineracao S.A., 4.125% due 11/1/2022	BBB-/NR	8,000,000	7,580,000

[a,b]	Xstrata Finance Canada Ltd., 4.95% due 11/15/2021	BBB/Baa2	5,000,000	5,394,220

				102,996,225

	MEDIA — 0.54%
	Media — 0.54%

	DirecTV Holdings LLC/Financing Co., Inc., 4.45% due 4/1/2024	BBB/Baa2	10,000,000	10,603,240

	The Washington Post Co., 7.25% due 2/1/2019	BBB/Baa3	5,000,000	5,886,645

	Time Warner Cable, Inc., 8.05% due 1/15/2016	BBB/Baa2	200,000	219,674

				16,709,559

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.10%
	Biotechnology — 0.10%

	Genzyme Corp., 3.625% due 6/15/2015	AA/A1	3,000,000	3,093,234

				3,093,234

	REAL ESTATE — 1.61%
	Real Estate Investment Trusts — 1.18%

	Alexandria Real Estate Equities, Inc., 3.90% due 6/15/2023	BBB-/Baa2	11,700,000	11,650,813

	Commonwealth REIT (HRPT Properties), 6.25% due 6/15/2017	BBB-/Baa3	4,000,000	4,293,836

	Washington REIT, 4.95% due 10/1/2020	BBB/Baa2	19,100,000	20,753,086

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Real Estate Management & Development — 0.43%

[a,b]	Deutsche Annington Finance B.V., 3.20% due 10/2/2017	NR/NR	10,000,000	10,357,180

	Jones Lang LaSalle, Inc., 4.40% due 11/15/2022	BBB-/Baa2	3,000,000	3,031,428

				50,086,343

	RETAILING — 0.84%
	Multiline Retail — 0.62%

	Family Dollar Stores, Inc., 5.00% due 2/1/2021	BBB-/Baa3	18,000,000	19,315,512
	Specialty Retail — 0.22%

	Advance Auto Parts, Inc., 4.50% due 1/15/2022	BBB-/Baa3	6,400,000	6,822,906

				26,138,418

	SOFTWARE & SERVICES — 1.97%
	Information Technology Services — 1.28%

	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	BBB+/Baa1	8,000,000	8,374,184

	Moody’s Corp., 4.875% due 2/15/2024	BBB+/NR	17,000,000	18,196,749

	SAIC, Inc., 4.45% due 12/1/2020	BBB-/Baa2	2,000,000	2,044,410

	Total System Services, Inc., 2.375% due 6/1/2018	BBB+/Baa3	11,045,000	11,051,185
	Internet Software & Services — 0.59%

	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.75% due 4/15/2023	BBB-/Baa3	12,469,000	13,373,003

[a,b]	Tencent Holdings Ltd., 2.00% due 5/2/2017	A-/A3	5,000,000	5,036,695
	Software — 0.10%

	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	2,925,000	2,992,477

				61,068,703

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.96%
	Communications Equipment — 0.48%

[b]	Ericsson LM, 4.125% due 5/15/2022	BBB+/Baa1	14,300,000	14,863,549
	Computers & Peripherals — 0.48%

	Hewlett-Packard Co., 3.30% due 12/9/2016	BBB+/Baa1	2,000,000	2,104,756

	Lexmark International, Inc., 5.125% due 3/15/2020	BBB-/Baa3	12,000,000	12,782,556

				29,750,861

	TELECOMMUNICATION SERVICES — 2.42%
	Diversified Telecommunication Services — 1.47%

	AT&T, Inc. Floating Rate Note, 1.137% due 11/27/2018	A-/A3	16,250,000	16,566,517

[a,c]	Hidden Ridge Facility, 5.65% due 1/1/2022	NR/Baa2	3,284,541	3,612,995

	Michigan Bell Telephone Co., 7.85% due 1/15/2022	A-/NR	3,000,000	3,774,624

[a,b]	Qtel International Finance Ltd., 3.375% due 10/14/2016	A-/A2	500,000	524,270

	Qwest Corp., 6.75% due 12/1/2021	BBB-/Baa3	3,000,000	3,473,220

[b]	Telefonica Emisiones SAU, 6.421% due 6/20/2016	BBB/Baa2	9,900,000	10,898,831

	Verizon Communications, Inc., 2.50% due 9/15/2016	BBB+/Baa1	4,830,000	4,978,489

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Verizon Communications, Inc. Floating Rate Note, 1.981% due 9/14/2018	BBB+/Baa1	1,825,000	1,925,477
	Wireless Telecommunication Services — 0.95%

[a]	Crown Castle Towers LLC, 5.495% due 1/15/2037	NR/A2	8,120,000	8,763,721

[a]	Crown Castle Towers LLC, 6.113% due 1/15/2040	NR/A2	4,395,000	5,173,030

[a]	SBA Tower Trust, 5.101% due 4/15/2042	NR/A2	2,305,000	2,468,210

[a]	Unison Ground Lease Funding LLC, 5.349% due 4/15/2040	NR/NR	2,470,000	2,656,505

[a]	Unison Ground Lease Funding LLC, 6.392% due 4/15/2040	NR/NR	9,640,000	10,321,702

				75,137,591

	TRANSPORTATION — 1.29%
	Air Freight & Logistics — 0.10%

	FedEx Corp., 8.76% due 5/22/2015	BBB/A3	43,544	45,721

[a]	FedEx Corp., 2.625% due 1/15/2018	BBB/A3	3,046,280	3,105,179
	Airlines — 0.70%

[a]	American Airlines, 4.95% due 7/15/2024	A-/NR	2,723,914	2,948,637

[a,b]	BAA Funding Ltd., 2.50% due 6/25/2017	A-/NR	5,000,000	5,081,645

[b,c]	Iberbond plc, 4.826% due 12/24/2017	NR/Baa3	1,769,456	1,782,727

	US Airways, 6.25% due 10/22/2024	A-/Baa1	6,057,913	6,860,587

[a,b]	Virgin Australia, 5.00% due 4/23/2025	NR/Baa2	4,827,407	5,135,154
	Road & Rail — 0.49%

[a,b]	Asciano Finance Ltd., 3.125% due 9/23/2015	BBB-/Baa2	2,900,000	2,959,638

[a,b]	Asciano Finance Ltd., 5.00% due 4/7/2018	BBB-/Baa2	2,000,000	2,177,746

[a,b]	LeasePlan Corp. NV, 2.50% due 5/16/2018	BBB+/Baa2	10,000,000	10,082,760

				40,179,794

	UTILITIES — 4.40%
	Electric Utilities — 2.86%

	Detroit Edison Corporate Senior Note, 5.40% due 8/1/2014	A/Aa3	2,000,000	2,007,492

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	NR/NR	4,900,000	4,927,636

[a,b]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB/Baa2	9,500,000	10,839,909

	Entergy Louisiana LLC, 4.80% due 5/1/2021	A-/A2	4,300,000	4,846,319

	Entergy Texas, Inc., 7.125% due 2/1/2019	A-/Baa1	2,000,000	2,418,212

	Entergy Texas, Inc., 3.60% due 6/1/2015	A-/Baa1	3,000,000	3,080,463

[a,b]	Iberdrola Finance Ireland Ltd., 3.80% due 9/11/2014	BBB/Baa1	5,900,000	5,935,766

	Idaho Power Corp., 6.025% due 7/15/2018	A-/A1	1,000,000	1,137,006

[a,b]	Korea Western Power Co., Ltd., 2.875% due 10/10/2018	A+/A1	10,000,000	10,226,270

	Metropolitan Edison Co., 7.70% due 1/15/2019	BBB-/Baa2	2,250,000	2,747,720

[a]	Monongahela Power Co., 4.10% due 4/15/2024	BBB+/Baa1	5,000,000	5,286,445

[a]	Monongahela Power Co., 5.70% due 3/15/2017	BBB+/Baa1	4,785,000	5,305,144

	MP Environmental, 4.982% due 7/15/2016	AAA/Aaa	366,096	366,148

	Public Service Co. of New Mexico, 5.35% due 10/1/2021	BBB/Baa2	3,000,000	3,288,699

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Rochester Gas & Electric, 5.90% due 7/15/2019	A/A2	11,732,000	13,453,061

[a,b]	State Grid Overseas Investment (2014) Ltd., 2.75% due 5/7/2019	AA-/Aa3	9,000,000	9,073,188

[a]	Steelriver Transmission Co. LLC, 4.71% due 6/30/2017	NR/Baa2	3,365,534	3,555,824

	Toledo Edison Co., 7.25% due 5/1/2020	BBB/Baa1	167,000	201,327
	Gas Utilities — 0.37%

[a,b]	APT Pipelines Ltd., 3.875% due 10/11/2022	BBB/Baa2	5,500,000	5,510,956

[a]	Southern Star Central Gas Pipeline, Inc., 6.00% due 6/1/2016	BBB-/Baa3	5,715,000	6,115,239

	Independent Power & Renewable Electricity Producers — 0.25%

[a]	Midland Cogeneration Venture, 6.00% due 3/15/2025	BBB-/NR	7,374,144	7,905,473
	Multi-Utilities — 0.92%

[a]	Enogex, LLC, 6.875% due 7/15/2014	BBB-/Baa3	4,000,000	4,007,088

[a]	Enogex, LLC, 6.25% due 3/15/2020	BBB-/Baa3	3,640,000	4,008,911

[a,b]	Korea Hydro & Nuclear Power Co. Ltd., 2.875% due 10/2/2018	A+/A1	7,000,000	7,160,489

[a]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	A-/A3	10,000,000	11,183,310

	SCANA Corp., 4.125% due 2/1/2022	BBB/Baa3	2,000,000	2,091,204

				136,679,299

	TOTAL CORPORATE BONDS (Cost $1,348,794,974)			1,396,174,977

	CONVERTIBLE BONDS — 0.98%
	DIVERSIFIED FINANCIALS — 0.35%
	Capital Markets — 0.35%

[a]	Prospect Capital Corp., 4.75% due 4/15/2020	BBB/NR	10,975,000	10,830,953

				10,830,953

	REAL ESTATE — 0.63%
	Real Estate Investment Trusts — 0.63%

[a]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	19,950,000	19,488,656

				19,488,656

	TOTAL CONVERTIBLE BONDS (Cost $30,685,932)			30,319,609

	MUNICIPAL BONDS — 5.20%

	American Municipal Power Ohio, Inc., 5.072% due 2/15/2018	A/A3	5,000,000	5,531,200

	Anaheim California Public Financing Authority, 5.316% due 9/1/2017 (Insured: Natl Re/FGIC)	AA-/A1	1,840,000	1,834,167

	Anaheim California Public Financing Authority, 5.486% due 9/1/2020 (Insured: Natl-Re)	AA-/A1	3,270,000	3,335,825

	Brentwood California Infrastructure Financing Authority, 6.16% due 10/1/2019	AA-/NR	2,110,000	2,379,721

	California Health Facilities Financing Authority, 6.76% due 2/1/2019	A/NR	3,905,000	4,295,227

	California School Finance Authority, 5.041% due 7/1/2020 (LOC: City National Bank)	AA+/NR	4,000,000	4,176,880

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Camden County New Jersey, 5.47% due 7/1/2018	A+/A2	2,140,000	2,376,363

	Camden County New Jersey, 5.62% due 7/1/2019	A+/A2	3,025,000	3,349,159

	Carson California Redevelopment Agency, 4.511% due 10/1/2016	A-/NR	3,955,000	3,956,266

	City of North Little Rock Arkansas, 3.562% due 7/1/2022 (Insured: AGM)	AA/NR	8,185,000	8,188,520

	City of Riverside California, 5.61% due 8/1/2017	A/A1	2,000,000	2,229,920

	City of Wilkes-Barre Pennsylvania GO, 4.82% due 11/15/2014 (Insured: AMBAC)	NR/NR	425,000	430,670

	Connecticut Housing Finance Authority, 5.071% due 11/15/2019	AAA/Aaa	2,680,000	2,703,691

	Denver Public Schools COP, 2.018% due 12/15/2019 (School District No. 1 Educational Facilities)	NR/Aa3	3,000,000	2,955,390

	Florida Hurricane Catastrophe Fund Finance Corp., 1.298% due 7/1/2016 (Reimbursement Contracts for Covered Event Losses)	AA-/Aa3	7,500,000	7,559,100

	Florida State Board of Education, 3.60% due 6/1/2015	AAA/Aa1	3,000,000	3,091,770

	Fort Collins Colorado Electric Utility, 4.92% due 12/1/2020	AA-/NR	2,250,000	2,463,907

	Illinois Finance Authority, 5.629% due 7/1/2016 (Insured: Syncora)	AA-/NR	755,000	773,339

	Indiana Finance Authority, 0.04% due 2/1/2037 put 7/1/2014 (Stadium Project; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa2	700,000	700,000

	JobsOhio Beverage System, 2.217% due 1/1/2019	AA/A2	11,245,000	11,205,305

	Kentucky Asset/Liability Commission, 2.099% due 4/1/2019 (Commonwealth of Kentucky and Teachers’ Retirement System Funding Obligations)	A+/Aa3	3,000,000	2,931,240

	Los Angeles California Municipal Improvement Corp. (Build America Bonds), 6.165% due 11/1/2020	A+/A3	10,000,000	10,916,000

	Los Angeles County California Public Works Financing Authority, 5.591% due 8/1/2020	AA/A1	3,000,000	3,337,320

	Louisiana Public Facilities Authority, 5.72% due 7/1/2015 (Insured: CIFG)	AA/A3	300,000	299,613

	Maine Finance Authority, 4.55% due 10/1/2014	A/NR	365,000	367,796

	Massachusetts Housing Finance Agency, 1.45% due 12/1/2015 (Multi-Family Residential Development)	A+/Aa3	8,550,000	8,613,099

	Menomonee Falls Wisconsin GO, 4.25% due 11/1/2014	NR/Aa2	3,350,000	3,361,222

[a]	Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)	AA-/Baa1	515,000	540,430

	New York City Transitional Finance Authority, 4.075% due 11/1/2020	AAA/Aa1	2,500,000	2,689,550

	Oakland California Redevelopment Agency, 8.00% due 9/1/2016	A-/NR	4,200,000	4,605,342

	Oklahoma Development Finance Authority, 8.00% due 5/1/2020	NR/NR	6,705,000	6,828,439

	Orleans Parish School Board Louisiana GO, 4.40% due 2/1/2021 (Insured: AGM)	AA/A2	10,000,000	10,667,900

	Port St. Lucie Florida, 4.457% due 9/1/2014 (Wyndcrest)	A/A1	1,470,000	1,477,041

	Redlands California Redevelopment Agency, 5.818% due 8/1/2022 (Insured: AMBAC)	A-/NR	2,075,000	2,070,435

	Rutgers State University GO, 2.342% due 5/1/2019 (New Brunswick, Newark and Camden Campus Facilities )	AA-/Aa3	3,485,000	3,453,809

	Rutgers State University GO, 3.028% due 5/1/2021 (New Brunswick, Newark and Camden Campus Facilities)	AA-/Aa3	1,500,000	1,489,110

	San Bernardino County California San Sevaine Redevelopment Agency, 7.135% due 9/1/2020	BBB/NR	1,665,000	1,708,556

	San Francisco California City and County Redevelopment Financing Authority, 8.00% due 8/1/2019	A/Ba1	6,500,000	7,373,275

	San Jose California Redevelopment Agency, 4.281% due 8/1/2014	A/Ba1	750,000	752,205

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[e]	Sandoval County New Mexico, 1.452% due 6/1/2017	A+/NR	1,000,000	1,001,140

	Tampa-Hillsborough County Expressway Authority, 2.22% due 7/1/2018 (Electronic Tolling Program)	A/A3	2,000,000	2,011,460

	Tampa-Hillsborough County Expressway Authority, 2.49% due 7/1/2019 (Electronic Tolling Program)	A/A3	2,500,000	2,464,050

	Tampa-Hillsborough County Expressway Authority, 2.84% due 7/1/2020 (Electronic Tolling Program)	A/A3	1,750,000	1,736,158

	Wallenpaupack Pennsylvania Area School District GO, 3.80% due 9/1/2019 (State Aid Withholding)	AA/NR	3,000,000	3,018,510

	Wallenpaupack Pennsylvania Area School District GO, 4.00% due 9/1/2020 (State Aid Withholding)	AA/NR	2,750,000	2,761,330

	Wisconsin State Health & Educational Facilities (Richland Hospital), 7.08% due 6/1/2016	NR/NR	535,000	528,425

	Yuba California Levee Financing Authority, 6.375% due 9/1/2021	AA/NR	1,000,000	1,061,100

	TOTAL MUNICIPAL BONDS (Cost $155,640,680)			161,600,975

	OTHER SECURITIES — 0.62%
	LOAN PARTICIPATIONS — 0.62%

	Freeport-McMoRan Copper & Gold, Inc., 1.651% due 2/11/2018	NR/NR	19,500,000	19,309,875

	TOTAL OTHER SECURITIES (Cost $19,412,840)			19,309,875

	SHORT TERM INVESTMENTS — 10.34%

	AGL Capital Corp., 0.19% due 7/1/2014	NR/NR	10,000,000	10,000,000

	Avery Dennison Corp., 0.21% due 7/1/2014	NR/NR	48,000,000	48,000,000

	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/30/2014 due 7/1/2014, repurchase price $91,000,581 collateralized by 44 corporate debt securities, having an average coupon of 4.29%, a minimum credit rating of BBB-, maturity dates from 4/1/2016 to 10/15/2044, and having an aggregate market value of $97,453,685 at 6/30/2014, 0.23% due 7/1/2014	NR/NR	91,000,000	91,000,000

	CenterPoint Energy, Inc., 0.20% due 7/1/2014	NR/NR	10,500,000	10,500,000

	Kroger Co., 0.19% due 7/1/2014	NR/NR	8,000,000	8,000,000

	Pacific Gas & Electric Co., 0.19% due 7/1/2014	NR/NR	9,671,000	9,671,000

	Pacific Gas & Electric Co., 0.18% due 7/1/2014	NR/NR	44,250,000	44,250,000

	The Western Union Co., 0.23% due 7/1/2014	NR/NR	15,000,000	15,000,000

	Union Electric Co., LLC, 0.23% due 7/1/2014	NR/NR	10,000,000	10,000,000

	Volkswagen Credit, Inc., 0.17% due 7/1/2014	NR/NR	25,000,000	25,000,000

	Volkswagen Credit, Inc., 0.21% due 7/2/2014	NR/NR	25,000,000	24,999,854

	Volkswagen Credit, Inc., 0.20% due 7/7/2014	NR/NR	25,000,000	24,999,167

	TOTAL SHORT TERM INVESTMENTS (Cost $321,420,021)			321,420,021

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

TOTAL INVESTMENTS — 99.23% (COST $3,025,874,244)			$3,083,065,247
OTHER ASSETS LESS LIABILITIES — 0.77%			23,976,066

NET ASSETS — 100.00%			$3,107,041,313

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2014, the aggregate value of these securities in the Fund’s portfolio was $1,323,580,442, representing 42.6% of the Fund’s net assets.
b	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.
d	Segregated as collateral for a when-issued security.
e	When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

ARM	Adjustable Rate Mortgage

CIFG	Insured by CIFG Assurance North America Inc.

CMO	Collateralized Mortgage Obligation

COP	Certificates of Participation

FCB	Farm Credit Bank

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SBA	Small Business Administration

Syncora	Insured by Syncora Guarantee Inc.

VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$3,025,874,244

Gross unrealized appreciation on a tax basis	$72,757,117
Gross unrealized depreciation on a tax basis	(15,566,114)

Net unrealized appreciation (depreciation) on investments (tax basis)	$57,191,003

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2014 (Unaudited)

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$66,740,685	$66,740,685	$-	$-
U.S. Government Agencies	301,583,212	-	296,056,464	5,526,748
Other Government	93,961,312	-	93,961,312	-
Mortgage Backed	213,932,301	-	213,932,301	-
Asset Backed Securities	478,022,280	-	460,989,592	17,032,688
Corporate Bonds	1,396,174,977	-	1,390,779,255	5,395,722
Convertible Bonds	30,319,609	-	30,319,609	-
Municipal Bonds	161,600,975	-	161,600,975	-
Other Securities	19,309,875	-	19,309,875	-
Short Term Investments	321,420,021	-	321,420,021	-

Total Investments in Securities	$3,083,065,247	$66,740,685	$2,988,369,404	$27,955,158

(a) In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04 (“ASU No. 2011-04”), unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at June 30, 2014. Portfolio securities characterized as Level 3 investments representing $5,526,749 market value in U.S. Government Agencies were fair valued by the Committee based upon current market prices/yields of comparable securities.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the nine months ended June 30, 2014.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2014 is as follows:

	Asset Backed Securities	Corporate Bonds	U.S. and Other Government	Total(b)

Beginning Balance 9/30/2013	$17,301,500	$7,169,575	$46,112,272	$70,583,347
Accrued Discounts (Premiums)	17,650	8,688	(25,120)	1,218
Net Realized Gain (Loss)	55,732	24,676	1,543	81,951
Gross Purchases	–	–	–	–
Gross Sales	(491,500)	(1,735,048)	(120,349)	(2,346,897)
Net Change in Unrealized Appreciation (Depreciation)	149,306	(72,169)	(94,889)	(17,752)
Transfers into Level 3(a)	–	–	–	–
Transfers out of Level 3(a)	–	–	(40,346,709)	(40,346,709)

Ending Balance 6/30/2014	$17,032,688	$5,395,722	$5,526,748	$27,955,158

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2014. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 0.90% of total Net Assets at the period ended June 30, 2014. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 2.96%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.33%
	Commercial Services & Supplies — 0.33%
	Republic Services, Inc.	100,000	$ 3,797,000

			3,797,000

	ENERGY — 1.92%
	Oil, Gas & Consumable Fuels — 1.92%
	Eni S.p.A.	147,400	4,032,661
	Kinder Morgan, Inc.	87,000	3,154,620
	Linn Co., LLC	167,800	5,250,462
a	ROMGAZ SA-GDR	531,954	5,585,517
	Royal Dutch Shell plc ADR	51,300	4,225,581
b,c	TPT Acquisition, Inc.	20,480	153,600

			22,402,441

	MATERIALS — 0.01%
	Metals & Mining — 0.01%
c	Jaguar Mining, Inc.	144,927	115,898
c	Jaguar Mining, Inc. Escrow Shares	2,000,000	0

			115,898

	REAL ESTATE — 0.50%
	Real Estate Investment Trusts — 0.50%
	Annaly Capital Management, Inc.	212,700	2,431,161
	Capstead Mortgage Corp.	259,027	3,406,205

			5,837,366

	RETAILING — 0.20%
	Internet & Catalog Retail — 0.20%
	Trade Me Ltd.	748,335	2,307,450

			2,307,450

	TOTAL COMMON STOCK (Cost $35,956,601)		34,460,155

	PREFERRED STOCK — 2.46%
	BANKS — 0.37%
	Banks — 0.37%
	First Niagara Financial Group Pfd, 8.625%	17,732	514,051
	GMAC Capital Trust I Pfd, 8.125%	140,000	3,822,000

			4,336,051

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	ENERGY — 0.48%
	Oil, Gas & Consumable Fuels — 0.48%
	Halcon Resources Corp. Pfd, 5.75%	4,590	5,569,965

			5,569,965

	MISCELLANEOUS — 1.19%
	U.S. Government Agencies — 1.19%
[a]	AgriBank, FCB Pfd, 6.875%	40,000	4,250,000
[a]	Falcons Funding Trust I Pfd, 8.875%	3,000	3,150,000
	Farm Credit Bank of Texas Pfd, 10.00%	1,000	1,210,937
[a]	Cobank, ACB Pfd, 6.25%	50,000	5,175,000

			13,785,937

	REAL ESTATE — 0.17%
	Real Estate Investment Trusts — 0.17%
	Alexandria Real Estate Pfd, 7.00%	50,000	1,370,000
	American Realty Capital Properties, Inc. Pfd, 6.70%	25,857	605,830

			1,975,830

	TELECOMMUNICATION SERVICES — 0.25%
	Wireless Telecommunication Services — 0.25%
[a]	Centaur Funding Corp. Pfd, 9.08%	2,330	2,905,947

			2,905,947

	TOTAL PREFERRED STOCK (Cost $25,403,806)		28,573,730

	ASSET BACKED SECURITIES — 11.05%
	COMMERCIAL MTG TRUST — 2.19%
[a]	Capital Automotive REIT, Series 2012-1A Class A, 4.70%, 7/15/2042	$ 2,916,932	2,999,219
	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.583%, 3/25/2034	138,160	112,473
[a]	Commercial Mtg Pass-Through Certificates, Series 2011-FL1 Class B, 3.678%, 7/17/2028	645,827	645,909
[a]	CVS Pass-Through Trust, 9.35%, 1/10/2023	4,605,000	5,429,861
[a]	FREMF Mtg Trust, Series 2011-K704 Class B, 4.687%, 10/25/2030	4,000,000	4,307,868
[a]	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 2.751%, 10/25/2044	2,000,000	2,039,156
[a]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 2.817%, 12/25/2045	2,786,544	2,884,638
[a]	JP Morgan Chase Commercial Mtg Trust, Series 2013-JWRZ Class D Floating Rate Note, 3.142%, 4/15/2030	4,000,000	3,996,891
[a]	Motel 6 Trust, Series 2012-MTL6 Class C, 3.139%, 10/5/2025	3,000,000	3,051,505

			25,467,520

	OTHER ASSET BACKED — 5.45%
[a,b]	Aircraft Certificate Owner Trust, Series 2003-1A Class E, 7.001%, 9/20/2022	5,483,171	5,784,746
[a]	American Credit Acceptance, Series 2014-2 Class B, 2.26%, 3/10/2020	6,850,000	6,849,026

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

[a]	CLI Funding, LLC, Series 2014-1A Class A, 3.29%, 6/18/2029	4,900,000	4,923,069
[a,b]	Concord Funding Co., LLC, Series 2012-2 Class B, 4.145%, 1/15/2017	4,000,000	3,990,000
[a,b]	Concord Funding Co., LLC, Series 2013-1 Class B, 3.92%, 2/15/2015	5,675,000	5,653,719
[a]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216%, 1/25/2042	9,710,813	10,486,931
[a,d]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	3,000,000	2,927,669
[a]	JPR Royalty, LLC, 14.00%, 9/1/2020	2,000,000	1,319,844
[a]	MIRAMAX, LLC Series 2011-1A Class B, 10.00%, 10/20/2021	1,833,333	1,919,346
[a]	MIRAMAX, LLC, Series 2011-1A Class A, 6.25%, 10/20/2021	651,666	670,035
[a,b]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.007%, 12/1/2037	1,025,000	927,625
[a,b]	Progreso Receivables Funding I, LLC. Series 2013-A Class A, 4.00%, 7/9/2018	8,025,000	8,085,188
[a]	SolarCity LMC, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	3,604,684	3,747,732
[a]	SolarCity LMC, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	3,497,198	3,609,074
[a,e]	Trafigura Securitisation Finance plc, Series 2012-1A Class B, 4.152%, 10/15/2015	2,000,000	2,016,240
[a]	Westgate Resorts, Series 2012-1 Class C, 11.00%, 9/20/2025	487,788	500,763

			63,411,007

	RESIDENTIAL MTG TRUST — 3.09%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.302%, 12/20/2036	884,978	215,977
	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.487%, 8/25/2033	305,937	282,722
[a]	CIT Mtg Loan Trust, Series 2007-1 Class 2A2, 1.402%, 10/25/2037	2,152,919	2,151,291
[a]	Citigroup Mtg Loan Trust Inc., Series 2014-A Class A, 4.00%, 1/25/2035	6,868,737	7,127,869
	Countrywide, Series 2005-11 Class AF3, 4.778%, 2/25/2036	649,811	662,489
	Countrywide, Series 2006-15 Class A6, 5.826%, 10/25/2046	5,652	5,256
[a]	CS First Boston Mtg Securities Co., Series 2005-CF1 Class M1, 0.85%, 3/25/2045	1,927,495	1,848,844
	FBR Securitization Trust, Series 2005-2 Class M1, 0.872%, 9/25/2035	3,000,000	2,811,159
	JP Morgan Mtg Acquisition Corp., Series 2006-CH1 Class A4, 0.29%, 7/25/2036	1,232,161	1,203,528
	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.467%, 8/25/2034	297,135	270,403
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.47%, 11/25/2035	1,111,306	1,088,845
	New Century Home Equity Loan Trust, Series 2005-2 Class M1, 0.582%, 6/25/2035	2,000,000	1,940,415
	Park Place Securities, Inc., Series 2004-MHQ1 Class M2, 1.277%, 12/25/2034	2,250,000	2,192,671
	Residential Asset Securities Corp., Series 2006-KS4 Class A3, 0.302%, 6/25/2036	593,776	586,600
[a,b]	SHAP, Series 2013-RM1 Class A, 4.00%, 5/26/2053	3,794,755	3,715,444
	Structured Asset Securities Corp., Series 2004-20 Class 7A1, 5.25%, 11/25/2034	1,258,376	1,276,080
[a]	TAL Advantage, LLC, Series 2014-1A Class A, 3.51%, 2/22/2039	8,458,333	8,563,907
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.615%, 2/25/2035	240,690	54,044

			35,997,544

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	STUDENT LOAN — 0.32%
	Access Group, Inc., Series 2005-A Class A3, 0.629%, 7/25/2034	4,000,000	3,698,420

			3,698,420

	TOTAL ASSET BACKED SECURITIES (Cost $125,571,234)		128,574,491

	CORPORATE BONDS — 56.55%

	BANKS — 4.08%
	Banks — 4.08%
[a]	Banco Santander Brasil S.A. (BRL), 8.00%, 3/18/2016	5,700,000	2,463,680
[a,e]	Banco Santander Chile Floating Rate Note, 2.106%, 6/7/2018	4,000,000	4,080,000
[a,e]	Caixa Economica Federal, 4.50%, 10/3/2018	7,700,000	7,902,125
	DEPFA Bank plc (EUR), 0.942%, 12/15/2015	5,800,000	7,509,106
[a,c,e,f]	Islandsbanki, 4.41%, 10/15/2008	60,000	18,525
[a,e]	Mizuho Financial Group, 4.60%, 3/27/2024	5,000,000	5,270,165
	National City Bank Floating Rate Note, 0.601%, 6/7/2017	1,000,000	997,512
	Provident Bank of Maryland, 9.50%, 5/1/2018	1,500,000	1,510,093
[e]	Royal Bank of Scotland Group plc, 6.125%, 12/15/2022	2,000,000	2,187,468
[e]	Royal Bank of Scotland Group plc, 9.50%, 3/16/2022	2,000,000	2,345,000
[a,e]	Sberbank of Russia, 5.50%, 2/26/2024	9,000,000	8,752,500
[a,e]	Zenith Bank plc, 6.25%, 4/22/2019	4,400,000	4,383,720

			47,419,894

	CAPITAL GOODS — 2.78%
	Construction & Engineering — 0.48%
[a,e]	Ausdrill Finance Pty Ltd., 6.875%, 11/1/2019	6,000,000	5,595,000
	Industrial Conglomerates — 0.61%
[a,e]	Alfa S.A., 5.25%, 3/25/2024	2,300,000	2,400,050
	Otter Tail Corp., 9.00%, 12/15/2016	4,000,000	4,653,840
	Machinery — 0.07%
[a]	Waterjet Holdings, Inc., 7.625%, 2/1/2020	750,000	796,875
	Trading Companies & Distributors — 1.62%
[a]	Aviation Capital Group Corp., 6.75%, 4/6/2021	2,500,000	2,812,312
[a]	Aviation Capital Group Corp., 7.125%, 10/15/2020	1,881,000	2,167,512
[e]	Fly Leasing Ltd., 6.75%, 12/15/2020	7,500,000	7,987,500
[a]	International Lease Finance Corp., 6.50%, 9/1/2014	2,000,000	2,015,000
[a]	Wajax Corp. (CAD), 6.125%, 10/23/2020	4,000,000	3,898,599

			32,326,688

	COMMERCIAL & PROFESSIONAL SERVICES — 2.01%
	Commercial Services & Supplies — 1.47%
[a]	GFL Environmental Corp. (CAD), 7.50%, 6/18/2018	5,460,000	5,270,418
	Iron Mountain, Inc., 6.00%, 8/15/2023	3,000,000	3,243,750
	RR Donnelley & Sons Co., 7.875%, 3/15/2021	3,000,000	3,450,000
	RR Donnelley & Sons Co., 8.875%, 4/15/2021	4,500,000	5,152,500
	Professional Services — 0.54%
[a,g]	Nielsen Finance, LLC, 5.00%, 4/15/2022	6,200,000	6,246,500

			23,363,168

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMERCIAL SERVICES & SUPPLIES — 0.45%
	Diversified Support Services — 0.45%
[b]	Lavare Holding AB (SEK), 5.917%, 4/4/2019	35,000,000	5,264,497

			5,264,497

	CONSUMER SERVICES — 1.69%
	Diversified Consumer Services — 0.45%
	Coinstar, Inc., 6.00%, 3/15/2019	5,000,000	5,187,500
	Hotels, Restaurants & Leisure — 1.24%
[a,e]	Arcos Dorados Holdings I, 6.625%, 9/27/2023	9,000,000	9,450,000
[a]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	8,000,000	3,421,589
[a]	Cedar Fair L.P., 5.375%, 6/1/2024	1,560,000	1,579,500

			19,638,589

	DIVERSIFIED FINANCIALS — 5.39%
	Capital Markets — 1.72%
	Ares Capital Corp., 4.875%, 11/30/2018	7,000,000	7,441,294
[a,e]	BTG Investments LP, 4.50%, 4/17/2018	5,000,000	4,920,000
[a,e]	Macquarie Group Ltd., 7.30%, 8/1/2014	1,000,000	1,005,211
	Merrill Lynch & Co., 0.773%, 5/2/2017	2,500,000	2,450,957
	Nationstar Mortgage Capital Corp., 9.625%, 5/1/2019	3,000,000	3,345,000
	Oppenheimer Holdings, Inc., 8.75%, 4/15/2018	775,000	827,313
	Consumer Finance — 1.44%
	Ally Financial, Inc., 4.75%, 9/10/2018	4,000,000	4,245,000
[a]	Cash Store Financial (CAD), 11.50%, 1/31/2017	1,750,000	370,599
[a]	First Cash Financial Services, Inc., 6.75%, 4/1/2021	7,800,000	8,307,000
[a]	Lowell Group Financing plc (GBP), 10.75%, 4/1/2019	2,000,000	3,842,093
	Diversified Financial Services — 2.23%
[a,e]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	4,000,000	4,340,000
[a]	Citicorp, 8.04%, 12/15/2019	250,000	299,175
	Citigroup, Inc., 5.00%, 9/15/2014	750,000	756,640
[b]	Counts Trust, Series 1998 II-A, 6.67%, 2/15/2018	410,631	424,593
	JP Morgan Chase & Co., 6.75%, 1/29/2049	7,500,000	8,071,875
	KFW (BRL), 5.375%, 9/14/2015	12,000,000	5,144,440
[a]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	6,550,000	6,943,000

			62,734,190

	ENERGY — 7.53%
	Energy Equipment & Services — 1.78%
[a,e]	Anton Oilfield Services Group, 7.50%, 11/6/2018	7,000,000	7,455,000
[e]	Floatel International Ltd., 8.00%, 10/11/2017	4,900,000	5,292,000
[a,e]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	8,079,400	7,958,209
	Oil, Gas & Consumable Fuels — 5.75%
	Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/2021	3,000,000	3,105,000
[a,e]	Delek & Avner Tamar Bond Ltd., 3.839%, 12/30/2018	2,250,000	2,258,021
[a,e]	Delek & Avner Tamar Bond Ltd., 2.803%, 12/30/2016	3,800,000	3,813,859

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Energy Transfer Partners LP, 3.243%, 11/1/2066	1,200,000	1,102,800
	Enterprise Products Operating LP, 7.034%, 1/15/2068	1,400,000	1,597,960
	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	4,803,000	5,019,135
[a,e]	Gazprom Neft OAO, 6.00%, 11/27/2023	3,000,000	3,078,750
[a]	Linc Energy, 12.50%, 10/31/2017	6,185,000	6,958,125
[a]	NGL Energy Partners LP, 6.875%, 10/15/2021	6,000,000	6,390,000
[a,e]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2022	8,436,750	9,031,541
[e]	Petrobras Global Finance B.V., 3.00%, 1/15/2019	1,000,000	981,650
[e]	Petrobras Global Finance B.V. Floating Rate Note, 2.592%, 3/17/2017	3,650,000	3,693,435
	Plains All American Pipeline LP, 8.75%, 5/1/2019	1,000,000	1,287,432
[a,e]	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2019	1,213,600	1,266,695
	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	1,920,000
[a]	Rockies Express Pipeline, LLC, 6.85%, 7/15/2018	2,000,000	2,160,000
[a]	Rockies Express Pipeline, LLC, 3.90%, 4/15/2015	2,000,000	2,020,000
	Tennessee Gas Pipeline Co., 8.00%, 2/1/2016	1,000,000	1,111,595
	Tesoro Logistics LP, 6.125%, 10/15/2021	2,000,000	2,135,000
[a,e]	Tullow Oil plc, 6.25%, 4/15/2022	7,700,000	7,988,750

			87,624,957

	FOOD & STAPLES RETAILING — 1.10%
	Food & Staples Retailing — 1.10%
[a]	Bakkavor Finance 2 plc (GBP), 8.75%, 6/15/2020	3,000,000	5,750,303
[a,g]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	5,800,000	5,829,000
	Wesfarmers Ltd. (AUD), 5.288%, 9/11/2014	1,300,000	1,230,619

			12,809,922

	FOOD, BEVERAGE & TOBACCO — 2.85%
	Beverages — 0.61%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	2,000,000	868,975
	Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015	2,000,000	905,182
[a,e]	Central America Bottling Corp., 6.75%, 2/9/2022	5,000,000	5,337,500
	Food Products — 1.75%
[a,e]	Alicorp S.A.A., 3.875%, 3/20/2023	5,425,000	5,248,687
[a,e]	Barry Callebaut Services NV, 5.50%, 6/15/2023	4,000,000	4,218,800
[a,e]	BRF S.A., 4.75%, 5/22/2024	4,650,000	4,580,250
	Bunge Ltd. Finance Co., 5.10%, 7/15/2015	321,000	334,346
[a,e]	Comfeed Finance B.V., 6.00%, 5/2/2018	2,000,000	1,890,000
[a]	Southern States Cooperative, Inc., 10.00%, 8/15/2021	4,000,000	4,060,000
	Tobacco — 0.49%
[a]	Vector Group Ltd., 7.75%, 2/15/2021	2,330,000	2,481,450
	Vector Group Ltd., 7.75%, 2/15/2021	3,000,000	3,195,000

			33,120,190

	HEALTH CARE EQUIPMENT & SERVICES — 1.54%
	Health Care Equipment & Supplies — 0.15%
[a]	Teleflex, Inc., 5.25%, 6/15/2024	1,715,000	1,732,150
	Health Care Providers & Services — 0.61%
	DaVita Healthcare Partners, 5.125%, 7/15/2024	3,075,000	3,094,219
[a]	Prospect Medical Holdings, Inc., 8.375%, 5/1/2019	3,500,000	3,815,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Tenet Healthcare Corp., 6.00%, 10/1/2020	190,000	206,150
	Health Care Services — 0.78%
[e]	Catamaran Corp., 4.75%, 3/15/2021	9,000,000	9,090,000

			17,937,519

	INSURANCE — 1.08%
	Insurance — 1.08%
	ELM B.V. (AUD), 3.89%, 4/29/2049	1,000,000	905,551
	ELM B.V. (AUD), 7.635%, 12/29/2049	1,000,000	999,442
[a]	Forethought Financial Group, Inc., 8.625%, 4/15/2021	1,330,000	1,516,775
[a,e]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,455,757
[a]	National Life Insurance of Vermont, 10.50%, 9/15/2039	1,000,000	1,438,259
[a]	Prudential Holdings, LLC, 8.695%, 12/18/2023	559,929	706,635
[a]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	1,460,000	1,573,150

			12,595,569

	MATERIALS — 6.85%
	Chemicals — 1.40%
[a]	Iracore International Holdings, Inc., 9.50%, 6/1/2018	3,250,000	3,396,250
[a,e]	Kissner Milling Co. Ltd., 7.25%, 6/1/2019	2,300,000	2,369,000
[a,e]	Office Cherifien des Phosphates, 5.625%, 4/25/2024	10,000,000	10,487,500
	Construction Materials — 0.09%
[a]	Wesco Distribution, Inc., 5.375%, 12/15/2021	1,000,000	1,022,500
	Containers & Packaging — 0.97%
[a]	Crown European Holdings SA (EUR), 7.125%, 8/15/2018	7,900,000	11,263,152
	Metals & Mining — 3.88%
[e]	Anglogold Holdings, 8.50%, 7/30/2020	5,000,000	5,600,000
	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	3,138,000	3,153,690
[a]	Compass Minerals International, 4.875%, 7/15/2024	1,525,000	1,525,000
[a]	Glencore Funding, LLC Floating Rate Note, 1.587%, 1/15/2019	11,000,000	11,053,042
[a,e]	Newcrest Finance Property Ltd., 4.20%, 10/1/2022	7,000,000	6,523,419
[a,e]	OJSC Novolipetsk Steel, 4.45%, 2/19/2018	6,000,000	5,925,000
[e]	Rio Tinto Alcan, Inc., 5.00%, 6/1/2015	50,000	51,988
[a,e]	Samarco Mineracao S.A., 4.125%, 11/1/2022	12,000,000	11,370,000
	Paper & Forest Products — 0.51%
[a]	Neenah Paper, Inc., 5.25%, 5/15/2021	5,820,000	5,907,300

			79,647,841

	MEDIA — 1.53%
	Media — 1.53%
[a]	CET 21 SPOL S.R.O. (EUR), 9.00%, 11/1/2017	1,000,000	1,441,189
	Comcast Holdings Corp., 2.00%, 10/15/2029	15,500,000	6,522,400
[a,e]	Numericable Group S.A., 6.00%, 5/15/2022	2,500,000	2,600,000
[a,e]	Numericable Group S.A., 4.875%, 5/15/2019	1,300,000	1,334,125
	The Washington Post Co., 7.25%, 2/1/2019	500,000	588,664
[e]	TV Azteca SAB de CV, 7.50%, 5/25/2018	5,000,000	5,325,000

			17,811,378

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	MISCELLANEOUS — 1.41%
	Miscellaneous — 1.41%
	BK Nederlandse Gemeenten N.V. (NOK), 4.00%, 5/15/2015	5,000,000	830,219
	Kommunalbanken AS (NOK), 4.00%, 1/26/2015	5,000,000	825,338
	Mexican Bonos (MXN), 5.00%, 6/15/2017	130,000,000	10,370,784
	Norwegian Government (NOK), 4.25%, 5/19/2017	25,000,000	4,394,239

			16,420,580

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.73%
	Pharmaceuticals — 0.73%
[a,b]	Atlas U.S. Royalty, LLC, 12.25%, 3/15/2027	5,450,000	5,259,250
[a,e]	CFR International SpA Co., 5.125%, 12/6/2022	3,000,000	3,241,806

			8,501,056

	REAL ESTATE — 0.58%
	Real Estate Investment Trusts — 0.58%
	EPR Properties, 5.25%, 7/15/2023	5,000,000	5,201,305
	Retail Opportunity Investments Corp., 5.00%, 12/15/2023	1,500,000	1,605,480

			6,806,785

	RETAILING — 1.81%
	Distributors — 0.53%
[d]	LKQ Corp., Inc., 4.75%, 5/15/2023	6,254,000	6,166,444
	Multiline Retail — 0.44%
[a,e]	Grupo Famsa S.A.B. de C.V., 7.25%, 6/1/2020	5,000,000	5,100,000
	Specialty Retail — 0.84%
[a]	Guitar Center, Inc., 6.50%, 4/15/2019	3,100,000	3,069,000
[a]	Outerwall, Inc., 5.875%, 6/15/2021	6,675,000	6,725,063

			21,060,507

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.18%
	Semiconductors & Semiconductor Equipment — 0.18%
[a,e]	Global A&T Electronics Ltd., 10.00%, 2/1/2019	2,500,000	2,093,750

			2,093,750

	SOFTWARE & SERVICES — 1.72%
	Information Technology Services — 0.64%
	Neustar, Inc., 4.50%, 1/15/2023	8,660,000	7,490,900
	Internet Software & Services — 1.08%
	Lending Processing Services/Black Knight Lending Solutions, Inc., 5.75%, 4/15/2023	7,500,000	8,043,750
	Verisign, Inc., 4.625%, 5/1/2023	4,550,000	4,494,945

			20,029,595

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.27%
	Computers & Peripherals — 0.27%
	Lexmark International, Inc., 5.125%, 3/15/2020	3,000,000	3,195,639

			3,195,639

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	TELECOMMUNICATION SERVICES — 4.71%
	Diversified Telecommunication Services — 1.72%
[a]	GTP Acquisition Partners I, LLC, 4.704%, 5/15/2043	4,750,000	4,835,695
	Level 3 Communications, Inc., 11.875%, 2/1/2019	1,000,000	1,110,000
	Level 3 Communications, Inc., 8.875%, 6/1/2019	1,000,000	1,093,750
[e]	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,000,000	1,116,546
[e]	Telefonica Emisiones SAU, 3.992%, 2/16/2016	1,000,000	1,046,998
[e]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,000,000	2,263,272
[e]	Telefonica Emisiones SAU, 6.421%, 6/20/2016	1,000,000	1,100,892
[a,e]	Videotron Ltd. Co., 5.375%, 6/15/2024	7,300,000	7,482,500
	Wireless Telecommunication Services — 2.99%
	America Movil Sab de CV (MXN), 6.45%, 12/5/2022	120,000,000	9,172,186
[a,e]	Bharti Airtel International, 5.125%, 3/11/2023	6,000,000	6,146,700
[a,e]	MTS International Funding Ltd., 5.00%, 5/30/2023	6,000,000	5,827,500
[a,e]	VimpelCom (UBS SA), 8.25%, 5/23/2016	500,000	543,450
[a,e]	VimpelCom Holdings B.V., 7.504%, 3/1/2022	2,000,000	2,157,500
[a]	WCP Issuer, LLC, 7.143%, 8/15/2043	6,000,000	6,487,500
[a]	WCP Wireless Site Fund, 6.829%, 11/15/2040	4,240,000	4,417,974

			54,802,463

	TRANSPORTATION — 3.82%
	Airlines — 3.34%
[a]	American Airlines, 5.60%, 1/15/2022	7,308,327	7,673,743
[a]	American Airlines, 4.95%, 7/15/2024	2,911,201	3,151,375
[a,b]	Delta Airlines A330, 7.132%, 5/13/2025	9,649,928	10,035,926
[b]	Iberbond 2004 plc (EUR), 4.235%, 12/24/2017	4,749,686	6,552,524
	US Airways, 7.076%, 9/20/2022	2,164,212	2,413,096
	US Airways, 5.90%, 4/1/2026	1,854,198	2,090,608
	US Airways, 6.25%, 10/22/2024	1,612,648	1,826,324
[a,e]	Virgin Australia, 5.00%, 4/23/2025	4,827,407	5,135,155
	Marine — 0.41%
[a,e]	Stena International SA, 5.75%, 3/1/2024	4,650,000	4,696,500
	Road & Rail — 0.07%
[a,e]	Empresa de Transportes, 4.75%, 2/4/2024	800,000	845,055

			44,420,306

	UTILITIES — 2.44%
	Electric Utilities — 1.17%
	Alabama Power Capital Trust V, 3.333%, 10/1/2042	700,000	655,445
[a]	Duquesne Light Holdings, 6.40%, 9/15/2020	2,000,000	2,374,726
[a,e]	Enel Finance International S.A., 6.25%, 9/15/2017	1,500,000	1,711,565
	Metropolitan Edison Co., 7.70%, 1/15/2019	250,000	305,302
	PNM Resources, Inc., 9.25%, 5/15/2015	3,070,000	3,296,443
	Puget Energy, Inc., 5.625%, 7/15/2022	2,500,000	2,902,233
	Puget Energy, Inc., 6.50%, 12/15/2020	2,000,000	2,411,158
	Gas Utilities — 0.30%
[a]	Source Gas, LLC., 5.90%, 4/1/2017	1,250,000	1,316,997

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

[a]	Southern Star Central Gas Pipeline, Inc., 6.00%, 6/1/2016	2,000,000	2,140,066
	Independent Power & Renewable Electricity Producers — 0.40%
	Ipalco Enterprises, Inc., 5.00%, 5/1/2018	2,500,000	2,668,750
[a]	Midland Cogeneration Venture, 6.00%, 3/15/2025	1,843,536	1,976,368
	Multi-Utilities — 0.57%
	CMS Energy Corp., 8.75%, 6/15/2019	2,000,000	2,578,362
[a]	Enogex, LLC, 6.875%, 7/15/2014	1,000,000	1,001,772
[a]	Topaz Solar Farms, LLC, 4.875%, 9/30/2039	3,000,000	3,062,610

			28,401,797

	TOTAL CORPORATE BONDS (Cost $634,044,770)		658,026,880

	CONVERTIBLE BONDS — 1.60%
	DIVERSIFIED FINANCIALS — 0.69%
	Capital Markets — 0.69%
[a]	Prospect Capital Corp., 4.75%, 4/15/2020	8,100,000	7,993,687

			7,993,687

	REAL ESTATE — 0.76%
	Real Estate Investment Trusts — 0.76%
	American Realty Capital Properties Inc., 3.00%, 8/1/2018	3,890,000	3,950,781
[a]	IAS Operating Partnership LP, 5.00%, 3/15/2018	5,040,000	4,923,450

			8,874,231

	SOFTWARE & SERVICES — 0.14%
	Internet Software & Services — 0.14%
[a]	MercadoLibre, Inc., 7.935%, 7/1/2019	1,510,000	1,579,838

			1,579,838

	TELECOMMUNICATION SERVICES — 0.01%
	Diversified Telecommunication Services — 0.01%
	Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018	154,000	125,125

			125,125

	TOTAL CONVERTIBLE BONDS (Cost $18,492,781)		18,572,881

	WARRANTS — 0.02%
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.02%
	Pharmaceuticals — 0.02%
[a,c]	Alexza Pharmaceuticals, Inc.	41,863	191,314

			191,314

	TOTAL WARRANTS (Cost $213,640)		191,314

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	MUNICIPAL BONDS — 0.80%
	California Health Facilities Financing Authority (Developmental Disabilities), 7.875%, 2/1/2026	1,940,000	2,183,586
	Los Angeles California Municipal Improvement Corp. (Build America Bonds), 6.165%, 11/1/2020	1,885,000	2,057,666
[a]	Midwest Family Housing, 5.168%, 7/1/2016	335,000	351,542
	Oakland California Redevelopment Agency, 8.00%, 9/1/2016	1,000,000	1,096,510
	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	1,185,000	1,206,816
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,000,000	2,273,560
	Wisconsin State Health & Educational Facilities (Richland Hospital), 7.08%, 6/1/2016	150,000	148,156

	TOTAL MUNICIPAL BONDS (Cost $8,399,830)		9,317,836

	U.S. TREASURY SECURITIES — 0.17%
	U.S. Treasury, 2.25%, 1/31/2015	2,000,000	2,025,313

	TOTAL U.S. TREASURY SECURITIES (Cost $1,998,967)		2,025,313

	OTHER GOVERNMENT — 1.65%
[a,e]	Brazilian Development Bank (BNDES), 3.375%, 9/26/2016	2,000,000	2,067,500
[a,e]	Eurasian Development Bank, 5.00%, 9/26/2020	2,000,000	2,056,000
[a,e]	Government of Aruba, 4.625%, 9/14/2023	7,700,000	7,550,417
	Mexico Bonos de Desarrollo, 4.75%, 6/14/2018	87,500,000	6,821,729
[a,e]	Republic of Iceland, 4.875%, 6/16/2016	625,000	656,350

	TOTAL OTHER GOVERNMENT (Cost $18,786,131)		19,151,996

	MORTGAGE BACKED — 0.08%
	Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%, 3/25/2024	4,654	5,203
[b]	Reilly FHA 1997-A Mtg, 6.896%, 7/1/2020	893,034	928,127

	TOTAL MORTGAGE BACKED (Cost $921,566)		933,330

	LOAN PARTICIPATIONS — 7.99%
	COMMERCIAL & PROFESSIONAL SERVICES — 1.12%
	Commercial Services & Supplies — 0.13%
	SourceHov, LLC, 8.75%, 4/30/2019	1,500,000	1,511,250
	Professional Services — 0.99%
	Extreme Reach, Inc., 6.75%, 2/10/2020	5,386,500	5,447,098
	Pitney Bowes Management Services, 7.50%, 10/1/2019	5,955,000	6,014,550

			12,972,898

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	CONSUMER DURABLES & APPAREL — 0.36%
	Leisure Equipment & Products — 0.17%
	Topps Co, Inc., 7.25%, 10/2/2020	1,990,000	1,950,200
	Textiles, Apparel & Luxury Goods — 0.19%
[b]	5.11, Inc., 6.00%, 2/28/2020	2,244,375	2,255,597

			4,205,797

	CONSUMER SERVICES — 0.84%
	Diversified Consumer Services — 0.59%
	Laureate Education, Inc., 5.00%, 6/15/2018	7,022,521	6,855,736
	Hotels, Restaurants & Leisure — 0.25%
[b]	Private Restaurants Properties, Inc., 9.00%, 4/10/2017	2,932,533	2,961,858

			9,817,594

	DIVERSIFIED FINANCIALS — 1.78%
	Capital Markets — 0.20%
	RCS Capital Corp., 10.50%, 4/29/2021	2,300,000	2,357,500
	Diversified Financial Services — 1.58%
	ABG Intermediate Holdings, LLC, 5.50%, 5/27/2022	10,074,750	10,099,937
	NCP Finance LP, 11.00%, 9/25/2018	2,977,500	2,962,612
[e]	Stena International S.A., 4.00%, 3/3/2021	5,356,575	5,343,184

			20,763,233

	FOOD, BEVERAGE & TOBACCO — 0.90%
	Food Products — 0.25%
	Del Monte Foods, Inc., 8.25%, 8/18/2021	3,020,000	2,959,600
	Tobacco — 0.65%
	North Atlantic Trading Co., Inc., 7.75%-8.75%, 12/30/2019	7,481,801	7,528,563

			10,488,163

	MATERIALS — 0.83%
	Chemicals — 0.83%
	OCI Beaumont, LLC, 5.00%, 8/20/2019	4,633,056	4,690,969
	PeroxyChem, LLC, 7.50%-8.75%, 2/13/2020	4,987,500	5,012,437

			9,703,406

	MEDIA — 1.19%
	Media — 1.19%
	Baker & Taylor Acquisitions Corp., 12.00%, 9/28/2016	5,000,000	5,062,500
	Mood Media Corp., 7.00%, 4/25/2019	8,799,650	8,802,378

			13,864,878

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.40%
	Pharmaceuticals — 0.40%
	Alvogen Pharma US, Inc., 7.00%, 5/23/2018	4,591,745	4,672,100

			4,672,100

	RETAILING — 0.28%
	Specialty Retail — 0.28%
	Rue21, Inc., 5.63%, 10/7/2020	3,705,666	3,210,700

			3,210,700

	TRANSPORTATION — 0.29%
	Airlines — 0.29%
[b]	Synergy Aerospace Corp., 7.50%, 3/3/2015	3,313,181	3,313,181

			3,313,181

	TOTAL LOAN PARTICIPATIONS (Cost $91,706,839)		93,011,950

	SHORT TERM INVESTMENTS — 14.75%
	AGL Capital Corp., 0.19%, 7/1/2014	20,000,000	20,000,000
	Bacardi Ltd., 0.20%, 7/2/2014	5,000,000	4,999,972
	Bacardi USA, Inc., 0.23%, 7/2/2014	7,000,000	6,999,955
	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/30/2014, due 7/1/2014, repurchase price $16,000,102 collateralized by 8 corporate debt securities and 2 U.S. Government debt securities having an average coupon of 3.406%, a minimum credit rating of BBB-, maturity dates from 11/15/2016 to 6/1/2044, and having an aggregate market value of $16,866,344 at 6/30/2014.	16,000,000	16,000,000
	CenterPoint Energy, Inc., 0.20%, 7/1/2014	20,000,000	20,000,000
	Hitachi America, 0.20%, 7/1/2014	15,000,000	15,000,000
	Intercontinental Exchange, 0.23%, 7/1/2014	15,000,000	15,000,000
	Kansas City Power & Light, 0.20%, 7/1/2014	17,000,000	17,000,000
	Pacific Gas & Electric Co., 0.18%, 7/1/2014	24,750,000	24,750,000
	Pacific Gas & Electric Co., 0.20%, 7/1/2014	17,000,000	17,000,000
	Southwestern Public Service Co., 0.23%, 7/3/2014	8,000,000	7,999,898
	Spectra Energy Partners, 0.23%, 7/1/2014	6,910,000	6,910,000

	TOTAL SHORT TERM INVESTMENTS (Cost $171,659,825)		171,659,825

	TOTAL INVESTMENTS — 100.08% (COST $1,133,155,990)		$1,164,499,701

	LIABILITIES NET OF OTHER ASSETS — (0.08)%		(916,874)

	NET ASSETS — 100.00%		$1,163,582,827

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2014, the aggregate value of these securities in the Fund’s portfolio was $569,900,807, representing 48.98% of the Fund’s net assets.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.
c	Non-income producing.
d	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Segregated as collateral for a when-issued security.
f	Bond in default.
g	When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

ARM	Adjustable Rate Mortgage

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

CAD	Denominated in Canadian Dollars

CHL	Denominated in Chilean Pesos

CMO	Collateralized Mortgage Obligation

EUR	Denominated in Euros

FCB	Farm Credit Bank

GBP	Denominated in Great Britain Pounds

GDR	Global Depository Receipt

Mtg	Mortgage

MXN	Denominated in Mexican Pesos

NOK	Denominated in Norwegian Kroner

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SEK	Denominated in Swedish Kronor

SPA	Standby Purchase Agreement

SPV	Special Purpose Vehicle

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2014
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Buy	2,782,200	08/13/2014	3,810,270	$—	$(15,923)
Euro	Sell	5,434,500	08/13/2014	7,442,639	—	(18,895)
Euro	Sell	8,880,300	08/13/2014	12,161,720	—	(53,431)
Euro	Sell	11,295,300	08/13/2014	15,469,104	—	(64,235)
Great Britain Pound	Sell	3,570,600	12/11/2014	6,101,128	—	(112,339)

Total					$—	$(264,823)

Net Unrealized Appreciation/Depreciation						$(264,823)

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2014 was $27,033,954. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

During the period ended June 30, 2014, the Fund’s forward currency contracts were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2014 can be determined by offsetting the unrealized appreciation and unrealized depreciation on those contracts at that date. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2014 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $264,823. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,133,155,990

Gross unrealized appreciation on a tax basis	$43,697,497
Gross unrealized depreciation on a tax basis	(12,353,786)

Net unrealized appreciation (depreciation) on investments (tax basis)	$31,343,711

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$34,460,155	$28,721,038	$5,585,517	$153,600
Preferred Stock(a)	28,573,730	21,306,846	7,266,884	-
Asset Backed Securities	128,574,491	-	100,417,769	28,156,722
Corporate Bonds	658,026,880	-	630,490,090	27,536,790
Convertible Bonds	18,572,881	-	18,572,881	-
Warrants	191,314	-	191,314	-
Municipal Bonds	9,317,836	-	9,317,836	-
U.S. Treasury Securities	2,025,313	2,025,313	-	-
Other Government	19,151,996	7,550,417	11,601,579	-
Mortgage Backed	933,330	-	5,203	928,127
Loan Participations	93,011,950	-	84,481,314	8,530,636
Short Term Investments	171,659,825	-	171,659,825	-

Total Investments in Securities	$1,164,499,701	$59,603,614	$1,039,590,212	$65,305,875

Other Financial Instruments**
Spot Currency	$50,458	$50,458	$-	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(264,823)	$-	$(264,823)	$-
Spot Currency	$(105)	$(105)	$-	$-

(a) At June 30, 2014, industry classifications for Common and Preferred Stock in Level 2 and Level 3 consist of $5,739,117 in Energy, $4,360,937 in Miscellaneous, and $2,905,947 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU No. 2011-04”) unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at June 30, 2014. A portfolio security characterized as a Level 3 investment representing $153,600 market value in Common Stock was fair valued by the Committee based upon the rate of conversion of the parent bond to common stock. Portfolio securities characterized as Level 3 investments representing $10,035,926 and $2,255,597 market values in Corporate Bonds and Loan Participations, respectively were fair valued by the Committee at cost.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2014 (Unaudited)

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the nine months ended June 30, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2014 is as follows:

	Asset Backed Securities	Common & Preferred Stock	Corporate Bonds(c)	Mortgage Backed Securities	Other Securities	Total(b)

Beginning Balance 9/30/2013	$27,667,476	$4,850,000	$14,611,418	$1,033,463	$6,937,996	$55,100,353
Accrued Discounts (Premiums)	9,244	–	58,572	(2,539)	438	65,715
Net Realized Gain (Loss)	26,844	157,650	1,176	(3,085)	26	182,611
Gross Purchases	3,033,547	153,600	20,670,563	–	2,238,869	26,096,579
Gross Sales	(1,658,230)	(5,000,000)	(44,159)	(109,796)	(717,907)	(7,530,092)
Net Change in Unrealized Appreciation (Depreciation)	477,841	(7,650)	19,220	10,084	71,214	570,709
Transfers into Level 3(a)	–	–	–	–	–	–
Transfers out of Level 3(a)	(1,400,000)	–	(7,780,000)	–	–	(9,180,000)

Ending Balance 6/30/2014	$28,156,722	$153,600	$27,536,790	$928,127	$8,530,636	$65,305,875

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2014. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b)	Level 3 investments represent 5.61% of total Net Assets at the period ended June 30, 2014. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(c)	Corporate Bonds includes Foreign Bonds that were previously classified as a separate security type.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 93.92%
	BANKS — 8.32%
	Banks — 6.82%
	Citigroup, Inc.	214,400	$ 10,098,240
	First Republic Bank	286,300	15,743,637
	JPMorgan Chase & Co.	539,040	31,059,485
	Umpqua Holdings Corp.	729,774	13,077,550
	Thrifts & Mortgage Finance — 1.50%
[a]	NMI Holdings, Inc.	1,469,000	15,424,500

			85,403,412

	CAPITAL GOODS — 1.45%
	Building Products — 0.55%
[a]	Continental Building Products, Inc.	366,200	5,639,480
	Trading Companies & Distributors — 0.90%
	Fly Leasing Ltd. ADR	635,593	9,209,743

			14,849,223

	COMMERCIAL & PROFESSIONAL SERVICES — 2.50%
	Commercial Services & Supplies — 1.41%
	Covanta Holding Corp.	704,400	14,517,684
	Professional Services — 1.09%
	Nielsen Holdings N.V.	230,533	11,160,102

			25,677,786

	CONSUMER DURABLES & APPAREL — 1.56%
	Household Durables — 1.56%
	Tupperware Brands Corp.	190,926	15,980,506

			15,980,506

	CONSUMER SERVICES — 11.13%
	Diversified Consumer Services — 2.13%
[a]	Bright Horizons Family Solutions, Inc.	98,165	4,215,205
[a]	Nord Anglia Education, Inc.	963,594	17,633,770
	Hotels, Restaurants & Leisure — 9.00%
	Aramark Holdings Corp.	728,948	18,865,175
	Galaxy Entertainment Group Ltd.	1,997,400	15,924,412
[a]	Life Time Fitness, Inc.	302,394	14,738,684
[a]	Norwegian Cruise Line Holdings Ltd.	633,200	20,072,440
[a]	Panera Bread Co.	34,000	5,065,075
	Starbucks Corp.	229,190	17,734,722

			114,249,483

	DIVERSIFIED FINANCIALS — 2.09%
	Capital Markets — 2.09%
	The Blackstone Group LP	640,700	21,425,008

			21,425,008

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	ENERGY — 11.56%
	Energy Equipment & Services — 4.28%
[a]	Dresser-Rand Group, Inc.	163,500	10,419,855
	Frank’s International N.V.	520,644	12,807,842
[a]	Weatherford International Ltd.	898,300	20,660,900
	Oil, Gas & Consumable Fuels — 7.28%
[a]	Bankers Petroleum Ltd.	1,694,522	10,830,458
	Chevron Corp.	165,800	21,645,190
	INPEX Corp.	1,398,177	21,254,554
	Total SA	291,400	21,059,964

			118,678,763

	FOOD & STAPLES RETAILING — 1.24%
	Food & Staples Retailing — 1.24%
	Walgreen Co.	171,716	12,729,307

			12,729,307

	FOOD, BEVERAGE & TOBACCO — 4.56%
	Food Products — 4.56%
	Mead Johnson Nutrition Co.	263,700	24,568,929
	Mondelez International, Inc.	593,000	22,302,730

			46,871,659

	HEALTH CARE EQUIPMENT & SERVICES — 5.32%
	Health Care Providers & Services — 3.04%
[a]	Express Scripts Holding Company	450,480	31,231,778
	Health Care Technology — 2.28%
[a]	IMS Health Holdings, Inc.	910,659	23,385,723

			54,617,501

	MATERIALS — 1.16%
	Metals & Mining — 1.16%
[a]	Horsehead Holding Corp.	650,400	11,876,304

			11,876,304

	MEDIA — 1.03%
	Media — 1.03%
[a]	Cumulus Media, Inc.	1,600,500	10,547,295

			10,547,295

	PHARMACEUTICALS, BIOTECHNOLOGY & HEALTH CARE — 2.12%
	Pharmaceuticals — 2.12%
[a,b]	Phibro Animal Health Corp.	990,148	21,733,749

			21,733,749

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 13.02%
	Biotechnology — 4.79%
[a]	Gilead Sciences, Inc.	592,786	49,147,887
	Life Sciences Tools & Services — 3.15%
	Thermo Fisher Scientific, Inc.	273,800	32,308,400
	Pharmaceuticals — 5.08%
	Perrigo Co. plc	151,100	22,024,336
[a]	Valeant Pharmaceuticals International, Inc.	78,517	9,902,564
	Zoetis, Inc.	627,550	20,251,039

			133,634,226

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.96%
	Pharmaceuticals — 1.96%
	GlaxoSmithKline plc	753,585	20,170,677

			20,170,677

	REAL ESTATE — 2.16%
	Real Estate Investment Trusts — 2.16%
	Invesco Mortgage Capital, Inc.	648,100	11,251,016
	Two Harbors Investment Corp.	1,048,400	10,987,232

			22,238,248

	RETAILING — 6.28%
	Internet & Catalog Retail — 2.86%
[a]	Amazon.com, Inc.	39,098	12,698,248
[a]	Netflix, Inc.	37,720	16,619,432
	Multiline Retail — 2.19%
	Target Corp.	388,500	22,513,575
	Specialty Retail — 1.23%
[a]	AutoZone, Inc.	23,649	12,681,540

			64,512,795

	SOFTWARE & SERVICES — 7.15%
	Internet Software & Services — 5.46%
[a]	Google, Inc. Class A	9,102	5,321,666
[a]	Google, Inc. Class C	28,174	16,207,939
[a]	Marin Software, Inc.	788,906	9,285,424
[a]	VeriSign, Inc.	268,800	13,120,128
[a]	Yahoo!, Inc.	345,093	12,123,117
	Software — 1.69%
	Activision Blizzard, Inc.	778,400	17,358,320

			73,416,594

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.17%
	Electronic Equipment, Instruments & Components — 1.17%
	CDW Corp.	378,090	12,053,509

			12,053,509

	TELECOMMUNICATION SERVICES — 5.50%
	Diversified Telecommunication Services — 1.31%
[a]	Level 3 Communications, Inc.	306,856	13,474,047
	Wireless Telecommunication Services — 4.19%
	China Mobile Ltd.	2,088,888	20,267,906
	SoftBank Corp.	306,042	22,787,373

			56,529,326

	TRANSPORTATION — 1.01%
	Airlines — 1.01%
[a]	American Airlines Group, Inc.	240,980	10,352,501

			10,352,501

	UTILITIES — 1.63%
	Electric Utilities — 1.63%
	ITC Holdings Corp.	458,100	16,711,488

			16,711,488

	TOTAL COMMON STOCK (Cost $715,535,185)		964,259,360

	SHORT TERM INVESTMENTS — 5.07%
	Arizona Public Service, 0.20%, 7/1/2014	$ 7,000,000	7,000,000
	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/30/2014 due 7/1/2014, repurchase price $15,000,096 collateralized by 1 U.S. Government debt security and 8 corporate debt securities, having an average coupon of 3.36%, a minimum credit rating of BBB-, maturity dates from 11/15/2016 to 7/15/2043, and having an aggregate market value of $15,783,916 at 6/30/2014	15,000,000	15,000,000
	Kansas City Power & Light, 0.22%, 7/1/2014	15,000,000	15,000,000
	Plains All American Pipeline, 0.25%, 7/1/2014	15,000,000	15,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $52,000,000)		52,000,000

	TOTAL INVESTMENTS — 98.99% (Cost $767,535,185)		$ 1,016,259,360

	OTHER ASSETS LESS LIABILITIES — 1.01%		10,372,507

	NET ASSETS — 100.00%		$ 1,026,631,867

Footnote Legend

a	Non-income producing.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2014 (Unaudited)

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2013	Gross Additions	Gross Reductions	Shares/Principal June 30, 2014	Market Value June 30, 2014	Investment Income	Realized Gain (Loss)
Phibro Animal Health Corp.*	—	990,148	—	990,148	$21,733,749	$—	$—

Total non-controlled affiliated issuers - 2.12% of net assets					$21,733,749	$—	$—

*Issuer not affiliated at September 30, 2013.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2014
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Euro	Buy	7,323,500	11/28/2014	10,033,917	$88,531	$—
Euro	Buy	7,446,200	11/28/2014	10,202,028	81,600	—
Euro	Sell	30,173,100	11/28/2014	41,340,122	—	(244,058)
Japanese Yen	Sell	3,475,780,200	08/26/2014	34,323,646	—	(376,833)

Total					$170,131	$(620,891)

Net Unrealized Appreciation/Depreciation						$(450,760)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Values of open sell currency contracts are indicative of the activity for the period ended June 30, 2014. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

During the period ended June 30, 2014, the Fund’s forward currency contracts were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2014 (Unaudited)

Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2014 can be determined by offsetting the unrealized appreciation and unrealized depreciation on those contracts at that date. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2014 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $450,760. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$767,535,185

Gross unrealized appreciation on a tax basis	$254,539,911
Gross unrealized depreciation on a tax basis	(5,815,736)

Net unrealized appreciation (depreciation) on investments (tax basis)	$248,724,175

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2014 (Unaudited)

thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2014 (Unaudited)

	Fair Value Measurements at June 30, 2014

	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$964,259,360	$964,259,360	$-	$-
Short Term Investments	52,000,000	-	52,000,000	-

Total Investments in Securities	$1,016,259,360	$964,259,360	$52,000,000	$-

Other Financial Instruments**
Forward Currency Contracts	$170,131	$-	$170,131	$-
Spot Currency	$1,825	$1,825	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(620,891)	$-	$(620,891)	$-
Spot Currency	$(370)	$(370)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the nine months ended June 30, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2014 is as follows:

	Common Stock	Total

Beginning Balance 9/30/2013	$19,006,875	$19,006,875
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	654,835	654,835
Gross Purchases	–	–
Gross Sales	(17,549,835)	(17,549,835)
Net Change in Unrealized Appreciation (Depreciation)	(2,111,875)	(2,111,875)
Transfers into Level 3(a)	–	–
Transfers out of Level 3(a)	–	–

Ending Balance 6/30/2014	$–	$–

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2014. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

SCHEDULE OF INVESTMENTS

Thornburg International Value Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 95.63%
	AUTOMOBILES & COMPONENTS — 4.06%
	Auto Components — 2.37%
	Bridgestone Corp.	3,649,789	$ 127,718,296
	Compagnie Generale des Establissements Michelin	2,995,199	357,881,781
	Automobiles — 1.69%
	Toyota Motor Corp.	5,759,521	345,895,324

			831,495,401

	BANKS — 11.83%
	Banks — 11.83%
	Banco Bilbao Vizcaya Argentaria, S.A.	26,943,162	343,439,539
	Industrial and Commercial Bank of China Ltd.	640,983,988	405,246,380
	Intesa Sanpaolo S.p.A.	139,954,319	432,338,688
	Mitsubishi UFJ Financial Group, Inc.	81,517,128	499,700,276
	Standard Chartered plc	12,116,982	247,599,787
	Sumitomo Mitsui Trust Holdings, Inc.	108,540,245	496,067,651

			2,424,392,321

	CAPITAL GOODS — 4.47%
	Aerospace & Defense — 0.62%
	Rolls-Royce Holdings plc	6,987,082	127,827,715
	Machinery — 3.85%
	Fanuc Ltd.	1,226,442	211,499,351
	KONE Oyj	5,249,170	219,080,791
	Kubota Corp.	16,542,447	234,489,451
	Pentair Ltd.	1,714,500	123,649,740

			916,547,048

	COMMERCIAL & PROFESSIONAL SERVICES — 1.21%
	Professional Services — 1.21%
	Experian plc	14,618,907	247,185,691

			247,185,691

	CONSUMER DURABLES & APPAREL — 6.93%
	Household Durables — 1.54%
	Sony Corp.	18,948,152	314,602,356
	Textiles, Apparel & Luxury Goods — 5.39%
	adidas AG	3,362,088	340,536,285
	Burberry Group plc	8,315,348	211,044,024
[b]	Lululemon Athletica, Inc.	4,384,852	177,498,809
	LVMH Moet Hennessy Louis Vuitton SA	1,951,616	376,266,648

			1,419,948,122

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	CONSUMER SERVICES — 3.38%
	Hotels, Restaurants & Leisure — 3.38%
	Carnival plc	767,220	28,991,485
	Sands China Ltd.	42,544,654	322,499,280
	Yum! Brands, Inc.	4,206,345	341,555,214

			693,045,979

	DIVERSIFIED FINANCIALS — 8.89%
	Capital Markets — 4.62%
	Deutsche Bank AG	9,395,945	330,588,534
	Julius Baer Group Ltd.	4,540,063	187,172,647
	UBS AG	23,379,858	428,947,102
	Diversified Financial Services — 4.27%
	Hong Kong Exchanges and Clearing Ltd.	21,163,505	394,303,536
[b]	ING Groep N.V.	34,195,914	480,419,112

			1,821,430,931

	ENERGY — 5.64%
	Energy Equipment & Services — 2.66%
	Ensco plc	1,038,300	57,698,331
	Schlumberger Ltd.	4,133,526	487,549,391
	Oil, Gas & Consumable Fuels — 2.98%
	BG Group plc	2,432,300	51,408,576
	Total SA	7,719,159	557,876,506

			1,154,532,804

	FOOD, BEVERAGE & TOBACCO — 5.94%
	Beverages — 2.45%
	Anheuser-Busch InBev N.V.	2,543,303	292,185,570
	SABMiller plc	3,623,721	210,111,408
	Food Products — 1.68%
	Nestle SA	4,432,974	343,420,516
	Tobacco — 1.81%
	Japan Tobacco, Inc.	10,196,844	371,718,522

			1,217,436,016

	HEALTH CARE EQUIPMENT & SERVICES — 0.59%
	Health Care Providers & Services — 0.59%
	Fresenius Medical Care AG & Co.	1,805,107	121,337,399

			121,337,399

	HOUSEHOLD & PERSONAL PRODUCTS — 2.25%
	Household Products — 2.25%
	Reckitt Benckiser plc	5,292,574	461,943,216

			461,943,216

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	INSURANCE — 2.27%
	Insurance — 2.27%
	AIA Group Ltd.	68,690,218	345,649,064
	Aviva plc	13,761,548	120,230,461

			465,879,525

	MATERIALS — 1.58%
	Construction Materials — 0.24%
	Holcim Ltd.	568,070	49,933,532
	Metals & Mining — 1.34%
	Rio Tinto plc	5,142,139	273,555,948

			323,489,480

	MEDIA — 2.99%
	Media — 2.99%
[b]	Liberty Global plc Class C	6,988,434	295,680,643
	Publicis Groupe	3,734,935	316,776,494

			612,457,137

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 10.30%
	Biotechnology — 1.14%
[b]	Gilead Sciences, Inc.	2,826,100	234,311,951
	Pharmaceuticals — 9.16%
[b]	Actavis plc	577,300	128,766,765
	Novartis AG	6,037,347	546,683,541
	Novo Nordisk A/S	10,251,225	471,814,097
	Perrigo Co. plc	794,000	115,733,440
	Roche Holding AG	2,053,900	612,603,236

			2,109,913,030

	REAL ESTATE — 1.20%
	Real Estate Management & Development — 1.20%
	Mitsubishi Estate Company Ltd.	9,965,678	246,030,904

			246,030,904

	RETAILING — 1.63%
	Specialty Retail — 1.63%
	Kingfisher plc	54,389,315	334,163,889

			334,163,889

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.87%
	Semiconductors & Semiconductor Equipment — 4.87%
	ARM Holdings plc	14,328,524	216,037,350
	ASML Holding N.V.	2,618,804	243,879,036
[b]	NXP Semiconductors N.V.	3,688,932	244,133,520
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,736,700	293,828,013
			997,877,919

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	SOFTWARE & SERVICES — 7.10%
	Information Technology Services — 3.73%
	Accenture plc	3,889,649	314,439,225
	Amadeus IT Holding SA	7,304,226	301,250,565
	MasterCard, Inc.	2,032,700	149,342,469
	Internet Software & Services — 3.37%
b	Baidu, Inc. ADR	1,634,969	305,428,559
	Tencent Holdings Ltd.	25,138,110	384,349,973

			1,454,810,791

	TELECOMMUNICATION SERVICES — 6.75%
	Diversified Telecommunication Services — 0.70%
	BT Group plc	21,763,205	143,358,102
	Wireless Telecommunication Services — 6.05%
	America Movil SAB de C.V. ADR	6,475,700	134,370,775
	China Mobile Ltd.	45,857,792	444,945,546
	SoftBank Corp.	5,105,836	380,171,965
	Vodafone Group plc ADR	8,381,241	279,849,637

			1,382,696,025

	TRANSPORTATION — 1.75%
	Road & Rail — 1.75%
	Canadian National Railway Co.	5,518,400	358,911,916

			358,911,916

	TOTAL COMMON STOCK (Cost $15,163,833,271)		19,595,525,544

	SHORT TERM INVESTMENTS — 3.34%
	AGL Capital Corp., 0.20%, 7/1/2014	$ 30,000,000	30,000,000
	Airgas, Inc., 0.19%, 7/1/2014	15,000,000	15,000,000
	Arizona Public Service, 0.20%, 7/1/2014	50,000,000	50,000,000
	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/30/2014 due 7/1/2014, repurchase price $36,000,230 collateralized by 17 Corporate debt securities, having an average coupon of 4.05%, a minimum credit rating of BBB-, maturity dates from 11/1/2016 to 3/15/2045, and having an aggregate market value of $38,522,288 at 6/30/2014	36,000,000	36,000,000
	Bayer Corp., 0.18%, 7/1/2014	100,000,000	100,000,000
	Devon Energy Corp., 0.17%, 7/1/2014	40,000,000	40,000,000
	Kansas City Power & Light, 0.22%, 7/1/2014	50,000,000	50,000,000
	Kroger Co., 0.16%, 7/1/2014	100,000,000	100,000,000
	Kroger Co., 0.19%, 7/1/2014	50,000,000	50,000,000
	Leggett & Platt, 0.15%, 7/1/2014	38,000,000	38,000,000
	Northern IIllinois Gas Corp., 0.16%, 7/1/2014	40,000,000	40,000,000
	Pacific Gas & Electric Co., 0.18%, 7/1/2014	84,895,000	84,895,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2014 (Unaudited)

	Shares/ Principal Amount	Value

Plains All American Pipeline LP, 0.25%, 7/1/2014	50,000,000	50,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $683,895,000)		683,895,000

TOTAL INVESTMENTS — 98.97% (COST $15,847,728,271)		$20,279,420,544

OTHER ASSETS LESS LIABILITIES — 1.03%		210,875,379

NET ASSETS — 100.00%		$20,490,295,923

Footnote Legend

a	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2013	Gross Additions	Gross Reductions	Shares/Principal June 30, 2014	Market Value June 30, 2014	Investment Income	Realized Gain (Loss)
Lululemon Athletica, Inc.*	6,333,152	—	—	—	$—	$—

					$—	$—	$

*Issuer not affiliated at June 30, 2014.
b	Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2014
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Euro	Sell	1,287,814,600	10/28/2014	1,764,203,014	$14,133,728	$—
Euro	Buy	252,970,500	10/28/2014	346,549,355	1,403,994	—
Japanese Yen	Buy	86,370,932,500	07/07/2014	852,614,868	6,950,333	—
Japanese Yen	Sell	162,929,554,700	10/02/2014	1,609,368,348	687,037	—
Japanese Yen	Buy	74,586,298,300	07/07/2014	736,282,277	227,954	—
Japanese Yen	Sell	2,055,871,434	07/03/2014	20,294,030	2,453	—
Japanese Yen	Sell	1,119,104,867	07/01/2014	11,046,887	—	(36,724)
Japanese Yen	Buy	167,511,402,300	07/07/2014	1,653,596,968	—	(836,635)
Japanese Yen	Sell	52,844,867,200	07/07/2014	521,660,681	—	(4,987,002)
Japanese Yen	Sell	275,623,765,900	07/07/2014	2,720,833,432	—	(89,278,830)
Swiss Franc	Sell	17,436,737	07/01/2014	19,662,536	—	(148,817)

Total					$23,405,499	$(95,288,008)

Net Unrealized Appreciation/Depreciation						$(71,882,509)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2014 (Unaudited)

instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Values of open sell currency contracts are indicative of the activity for the period ended June 30, 2014. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

During the period ended June 30, 2014, the Fund’s forward currency contracts were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2014 can be determined by offsetting the unrealized appreciation and unrealized depreciation on those contracts at that date. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2014 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $71,882,509. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$15,847,728,271

Gross unrealized appreciation on a tax basis	$4,919,044,999
Gross unrealized depreciation on a tax basis	(487,352,726)

Net unrealized appreciation (depreciation) on investments (tax basis)	$4,431,692,273

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2014 (Unaudited)

prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2014 (Unaudited)

observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$19,595,525,544	$19,595,525,544	$-	$-
Short Term Investments	683,895,000	-	683,895,000	-

Total Investments in Securities	$20,279,420,544	$19,595,525,544	$683,895,000	$-

Other Financial Instruments**
Forward Currency Contracts	$23,405,499	$-	$23,405,499	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(95,288,008)	$-	$(95,288,008)	$-
Spot Currency	$(1,659,298)	$(1,659,298)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg Core Growth Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 96.52%
	AUTOMOBILES & COMPONENTS — 3.05%
	Auto Components — 3.05%
	Delphi Automotive plc	203,000	$ 13,954,220
	Gentex Corp.	475,000	13,817,750

			27,771,970

	CAPITAL GOODS — 3.24%
	Electrical Equipment — 1.63%
	Acuity Brands, Inc.	107,600	14,875,700
	Machinery — 1.61%
[a]	Proto Labs, Inc.	179,390	14,695,629

			29,571,329

	COMMERCIAL & PROFESSIONAL SERVICES — 4.20%
	Commercial Services & Supplies — 1.99%
[a]	Stericycle, Inc.	153,261	18,149,167
	Professional Services — 2.21%
[a]	The Advisory Board Co.	118,301	6,127,992
[a]	Verisk Analytics, Inc.	233,200	13,996,664

			38,273,823

	CONSUMER SERVICES — 7.85%
	Diversified Consumer Services — 1.70%
[a]	LifeLock, Inc.	1,110,200	15,498,392
	Hotels, Restaurants & Leisure — 6.15%
	Las Vegas Sands Corp.	302,470	23,054,263
[a]	MGM Resorts International	608,200	16,056,480
[a]	Norwegian Cruise Line Holdings Ltd.	535,300	16,969,010

			71,578,145

	DIVERSIFIED FINANCIALS — 10.88%
	Capital Markets — 9.55%
[a]	Affiliated Managers Group, Inc.	113,887	23,392,390
	Charles Schwab Corp.	835,135	22,490,186
	Financial Engines, Inc.	335,044	15,170,792
[a]	Virtus Investment Partners, Inc.	49,901	10,566,537
[a]	WisdomTree Investments, Inc.	1,249,054	15,438,307
	Consumer Finance — 1.33%
[a]	Portfolio Recovery Associates, Inc.	203,373	12,106,795

			99,165,007

	FOOD & STAPLES RETAILING — 1.57%
	Food & Staples Retailing — 1.57%
[a]	Sprouts Farmers Market, Inc.	436,700	14,288,824

			14,288,824

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	FOOD, BEVERAGE & TOBACCO — 1.53%
	Beverages — 1.53%
[a]	Monster Beverage Corp.	195,700	13,900,571

			13,900,571

	HEALTH CARE EQUIPMENT & SERVICES — 4.35%
	Health Care Equipment & Supplies — 1.01%
[a]	Novadaq Technologies, Inc.	559,238	9,216,242
	Health Care Providers & Services — 2.48%
[a]	Catamaran Corp.	513,200	22,662,912
	Health Care Technology — 0.86%
[a]	HMS Holdings Corp.	382,500	7,806,825

			39,685,979

	MEDIA — 1.76%
	Media — 1.76%
[a]	Sirius XM Holdings, Inc.	4,635,400	16,038,484

			16,038,484

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 11.57%
	Biotechnology — 6.09%
[a]	Alexion Pharmaceuticals, Inc.	106,200	16,593,750
[a]	Biogen Idec, Inc.	37,000	11,666,470
[a]	Gilead Sciences, Inc.	329,058	27,282,199
	Pharmaceuticals — 5.48%
[a]	Actavis plc	72,681	16,211,497
	Perrigo Co. plc	134,000	19,531,840
[a]	Valeant Pharmaceuticals International, Inc.	112,566	14,196,824

			105,482,580

	REAL ESTATE — 1.34%
	Real Estate Investment Trusts — 1.34%
[a]	NorthStar Realty Finance Corp.	700,200	12,169,476

			12,169,476

	RETAILING — 17.89%
	Distributors — 1.84%
[a]	LKQ Corp.	628,200	16,766,658
	Internet & Catalog Retail — 8.80%
[a]	Amazon.com, Inc.	89,400	29,035,332
[a]	Netflix, Inc.	28,100	12,380,860
[a]	priceline.com, Inc.	13,272	15,966,216
[a]	RetailMeNot, Inc.	410,000	10,910,100
[a]	Tripadvisor, Inc.	110,110	11,964,552

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Multiline Retail — 2.25%
[a]	Dollar Tree, Inc.	376,950	20,528,697
	Specialty Retail — 5.00%
	American Eagle Outfitters, Inc.	991,600	11,125,752
[a]	Francescas Holdings Corp.	439,208	6,473,926
[a]	Ulta Salon, Cosmetics & Fragrance, Inc.	138,680	12,676,739
[a]	Vitamin Shoppe, Inc.	354,650	15,257,043

			163,085,875

	SOFTWARE & SERVICES — 23.10%
	Information Technology Services — 4.65%
[a]	Cardtronics, Inc.	453,300	15,448,464
	Visa, Inc.	127,806	26,930,002
	Internet Software & Services — 10.91%
[a]	eBay, Inc.	404,200	20,234,252
[a]	Google, Inc. Class A	19,376	11,328,566
[a]	Google, Inc. Class C	22,566	12,981,768
[a]	LinkedIn Corp.	99,900	17,129,853
[a]	Trulia, Inc.	207,270	9,820,453
[a]	VeriSign, Inc.	354,027	17,280,058
[a]	Yelp, Inc.	138,570	10,625,548
	Software — 7.54%
[a]	ANSYS, Inc.	238,200	18,060,324
[a]	Fleetmatics Group plc	345,100	11,160,534
[a]	Gigamon, Inc.	324,600	6,212,844
	Pegasystems, Inc.	350,830	7,409,530
	Solera Holdings, Inc.	217,234	14,587,263
[a]	Workday, Inc.	125,800	11,304,388

			210,513,847

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.19%
	Communications Equipment — 1.28%
[a]	Aruba Networks, Inc.	663,866	11,630,932
	Technology, Hardware, Storage & Periphals — 2.91%
	Apple, Inc.	146,927	13,653,926
[a]	Stratasys Ltd.	113,663	12,915,527

			38,200,385

	TOTAL COMMON STOCK (Cost $687,815,268)		879,726,295

	SHORT SALES — (0.65)%
	REAL ESTATE — (0.65)%
	Real Estate Investment Trusts — (0.65)%
[a]	NorthStar Realty Finance Corp.	(350,100)	(5,881,680)

	TOTAL SHORT SALES (Cost $(5,867,126))		(5,881,680)

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2014 (Unaudited)

	Shares/ Principal Amount	Value

SHORT TERM INVESTMENTS — 3.95%
Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/30/2014, due 7/1/2014, repurchase price $13,000,083 collateralized by 9 corporate debt securities and 1 U.S. Government debt security having an average coupon of 3.855%, a minimum credit rating of BBB, maturity dates from 11/15/2016 to 7/30/2030, and having an aggregate market value of $13,814,268 at 6/30/2014	$ 13,000,000	13,000,000
Kansas City Power & Light, 0.22%, 7/1/2014	8,000,000	8,000,000
Plains All American Pipeline, 0.25%, 7/1/2014	15,000,000	15,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $36,000,000)		36,000,000

TOTAL INVESTMENTS — 99.82% (COST $717,948,142)		$909,844,615

OTHER ASSETS LESS LIABILITIES — 0.18%		1,595,837

NET ASSETS — 100.00%		$911,440,452

Footnote Legend

a	Non-income producing.

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.

During the period ended June 30, 2014, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$717,948,142

Gross unrealized appreciation on a tax basis	$212,974,993
Gross unrealized depreciation on a tax basis	(21,078,520)

Net unrealized appreciation (depreciation) on investments (tax basis)	$191,896,473

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2014 (Unaudited)

Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2014 (Unaudited)

hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$879,726,295	$879,726,295	$-	$-
Short Term Investments	36,000,000	-	36,000,000	-

Total Investments in Securities	$915,726,295	$879,726,295	$36,000,000	$-

Liabilities
Short Sales	$(5,881,680)	$(5,881,680)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg International Growth Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 96.76%
	AUTOMOBILES & COMPONENTS — 1.67%
	Auto Components — 1.67%
	Delphi Automotive plc	556,300	$ 38,240,062

			38,240,062

	CAPITAL GOODS — 1.38%
	Machinery — 1.38%
[a,b]	Arcam AB	954,196	31,632,543

			31,632,543

	COMMERCIAL & PROFESSIONAL SERVICES — 6.79%
	Commercial Services & Supplies — 1.36%
	Mineral Resources Ltd.	3,432,246	31,037,414
	Professional Services — 5.43%
	ALS Ltd.	3,209,173	26,811,145
	Experian plc	2,340,319	39,571,588
	Intertek Group plc	821,282	38,638,345
	Stantec, Inc.	308,300	19,092,324

			155,150,816

	CONSUMER DURABLES & APPAREL — 7.16%
	Household Durables — 1.50%
[b]	Persimmon plc	1,577,166	34,360,327
	Textiles, Apparel & Luxury Goods — 5.66%
	Compagnie Financiere Richemont SA	384,395	40,333,733
	Eclat Textile Co. Ltd.	3,311,575	40,149,714
	Gildan Activewear, Inc.	829,278	48,827,889

			163,671,663

	CONSUMER SERVICES — 8.01%
	Hotels, Restaurants & Leisure — 8.01%
	Domino’s Pizza Group plc	5,010,039	44,928,702
	Galaxy Entertainment Group Ltd.	7,525,786	60,008,977
[b]	Jubilant FoodWorks Ltd.	504,403	10,984,571
	Sands China Ltd.	8,862,023	67,176,385

			183,098,635

	DIVERSIFIED FINANCIALS — 10.87%
	Capital Markets — 5.51%
	Daiwa Securities Group Inc.	5,066,666	43,862,258
	Hargreaves Lansdown plc	1,272,090	26,951,936
	Partners Group Holding AG	201,281	55,018,622
	Consumer Finance — 1.62%
[b]	First Cash Financial Services, Inc.	642,586	37,006,528

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Diversified Financial Services — 3.74%
	IG Group Holdings plc	2,911,047	29,269,046
	Investment AB Kinnevik	728,221	31,040,304
	OzForex Group Ltd.	10,117,580	25,186,573

			248,335,267

	ENERGY — 1.48%
	Oil, Gas & Consumable Fuels — 1.48%
	CNOOC Ltd.	18,712,367	33,704,666

			33,704,666

	FOOD & STAPLES RETAILING — 2.51%
	Food & Staples Retailing — 2.51%
	PriceSmart, Inc.	269,010	23,414,630
	Wal-Mart de Mexico SAB de C.V.	12,636,321	33,876,074

			57,290,704

	FOOD, BEVERAGE & TOBACCO — 1.54%
	Tobacco — 1.54%
	ITC Ltd.	6,499,700	35,229,898

			35,229,898

	HEALTH CARE EQUIPMENT & SERVICES — 3.81%
	Health Care Equipment & Supplies — 1.36%
	GN Store Nord A/S	1,086,474	31,128,487
	Health Care Providers & Services — 2.45%
[b]	Catamaran Corp.	1,266,957	55,948,821

			87,077,308

	MATERIALS — 1.06%
	Chemicals — 1.06%
	Christian Hansen Holding AS	572,367	24,104,200

			24,104,200

	MEDIA — 4.45%
	Media — 4.45%
[b]	Liberty Global plc	356,300	15,075,053
[b]	Liberty Global plc	550,300	24,334,266
	REA Group Ltd.	564,140	22,719,824
	Rightmove plc	1,078,345	39,567,079

			101,696,222

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.50%
	Biotechnology — 1.00%
	Abcam plc	3,522,310	22,906,706

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Life Sciences Tools & Services — 0.88%
	Eurofins Scientific	65,261	20,070,684
	Pharmaceuticals — 4.62%
	Perrigo Co. plc	402,500	58,668,400
[b]	Valeant Pharmaceuticals International, Inc.	372,438	46,971,881

			148,617,671

	REAL ESTATE — 0.57%
	Real Estate Management & Development — 0.57%
	Foxtons Group plc	2,552,711	13,119,233

			13,119,233

	RETAILING — 5.03%
	Internet & Catalog Retail — 3.85%
[b]	boohoo.com plc	32,439,654	24,427,576
[b]	Bravofly Rumbo Group BV	360,471	12,743,308
[b]	Priceline.com, Inc.	35,905	43,193,715
[b]	Vipshop Holdings Ltd. ADR	40,400	7,584,696
	Multiline Retail — 1.18%
	Dollarama, Inc.	328,580	27,051,922

			115,001,217

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.98%
	Semiconductors & Semiconductor Equipment — 1.98%
	ARM Holdings plc	2,998,033	45,202,640

			45,202,640

	SOFTWARE & SERVICES — 22.45%
	Information Technology Services — 7.87%
	MasterCard, Inc.	937,548	68,881,652
[b]	Optimal Payments plc	7,545,233	51,651,641
	QIWI plc ADR	638,191	25,738,243
	Wirecard AG	778,711	33,620,098
	Internet Software & Services — 7.33%
[b]	Baidu, Inc. ADR	162,089	30,279,846
[b]	BitAuto Holdings Ltd. ADR	123,514	6,015,132
	GMO Internet, Inc.	2,002,371	22,631,803
	MercadoLibre, Inc.	343,927	32,810,636
[b]	Qihoo 360 Technologies Co., Ltd. ADR	97,100	8,937,084
	Telecity Group plc	2,501,485	32,279,049
[b]	Yandex NV	971,200	34,613,568
	Software — 7.25%
	Aveva Group plc	1,110,119	38,719,095
	Constellation Software, Inc.	231,850	59,091,819
[b]	Fleetmatics Group plc	839,771	27,158,194
	Solera Holdings, Inc.	606,400	40,719,760

			513,147,620

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.05%
	Electronic Equipment, Instruments & Components — 2.53%
[b]	Avigilon Corp.	1,189,000	26,508,889
	Hexagon AB	973,010	31,367,924
	Technology, Hardware, Storage & Peripherals — 1.52%
[b]	Stratasys Ltd.	305,750	34,742,373

			92,619,186

	TELECOMMUNICATION SERVICES — 3.09%
	Diversified Telecommunication Services — 3.09%
[b]	Com Hem Holding AB	4,128,080	38,923,459
	Iliad S.A.	105,183	31,793,985

			70,717,444

	TRANSPORTATION — 2.36%
	Air Freight & Logistics — 1.38%
	TNT Express N.V.	3,483,429	31,528,777
	Road & Rail — 0.98%
	Localiza Rent a Car S.A.	1,360,200	22,432,988

			53,961,765

	TOTAL COMMON STOCK (Cost $1,971,336,750)		2,211,618,760

	SHORT TERM INVESTMENTS — 3.78%
	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/30/2014 due 7/1/2014, repurchase price $33,000,211 collateralized by 2 U.S. Government debt securities and 17 corporate debt securities, having an average coupon of 4.12%, a minimum credit rating of BBB-, maturity dates from 4/29/2016 to 10/15/2044, and having an aggregate market value of $35,133,921 at 6/30/2014	$ 33,000,000	33,000,000
	Hitachi International, 0.25%, 7/1/2014	12,000,000	12,000,000
	Kansas City Power & Light, 0.20%, 7/1/2014	23,000,000	23,000,000
	Northeast Utilities, 0.21%, 7/1/2014	18,500,000	18,500,000

	TOTAL SHORT TERM INVESTMENTS (Cost $86,500,000)		86,500,000

	TOTAL INVESTMENTS — 100.54% (Cost $2,057,836,750)		$ 2,298,118,760
	LIABILITIES NET OF OTHER ASSETS — (0.54)%		(12,306,480)

	NET ASSETS — 100.00%		$ 2,285,812,280

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2014 (Unaudited)

Footnote Legend

a	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2013	Gross Additions	Gross Reductions	Shares/Principal June 30, 2014	Market Value June 30, 2014	Investment Income	Realized Gain (Loss)
Arcam AB*	—	1,097,370	143,174	954,196	$31,632,543	$—	$(464,085)

Total non-controlled affiliated issuers - 1.38% of net assets					$31,632,543	$—	$(464,085)

*Issuer not affiliated at September 30, 2013.

b	Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2014
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	Buy	28,317,100	07/29/2014	26,650,079	$1,300,044	$—
Australian Dollar	Buy	1,873,152	07/02/2014	1,766,288	2,774	—
Australian Dollar	Buy	995,955	07/03/2014	939,068	398	—
Australian Dollar	Sell	28,317,100	07/29/2014	26,650,079	—	(2,200,811)
Euro	Sell	23,664,800	09/12/2014	32,412,973	437,437	—
Great Britain Pound	Buy	37,522,900	07/21/2014	64,207,177	1,832,860	—
Great Britain Pound	Sell	105,930,400	07/21/2014	181,262,427	—	(7,395,684)
Japanese Yen	Sell	161,609,294	07/01/2014	1,595,275	—	(5,303)
Japanese Yen	Sell	5,989,724,300	11/20/2014	59,190,676	—	(136,141)

Total					$3,573,513	$(9,737,939)

Net Unrealized Appreciation/Depreciation						$(6,164,426)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Values of open sell currency contracts are indicative of the activity for the period ended June 30, 2014. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2014 (Unaudited)

During the period ended June 30, 2014, the Fund’s forward currency contracts were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2014 can be determined by offsetting the unrealized appreciation and unrealized depreciation on those contracts at that date. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2014 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $6,164,426. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$2,057,836,750

Gross unrealized appreciation on a tax basis	$296,495,643
Gross unrealized depreciation on a tax basis	(56,213,633)

Net unrealized appreciation (depreciation) on investments (tax basis)	$240,282,010

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2014 (Unaudited)

readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2014 (Unaudited)

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$2,211,618,760	$2,211,618,760	$-	$-
Short Term Investments	86,500,000	-	86,500,000	-

Total Investments in Securities	$2,298,118,760	$2,211,618,760	$86,500,000	$-

Other Financial Instruments**
Forward Currency Contracts	$3,573,513	$-	$3,573,513	$-
Spot Currency	$87,228	$87,228	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(9,737,939)	$-	$(9,737,939)	$-
Spot Currency	$(26,519)	$(26,519)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 89.55%
	BANKS — 6.33%
	Banks — 6.33%
	Bank of China Ltd.	295,459,000	$ 132,282,557
	Banque Cantonale Vaudoise	44,400	24,207,713
	DBS Group Holdings Ltd.	9,801,900	131,672,007
	Fifth Third Bancorp	1,048,500	22,385,475
	Industrial and Commercial Bank of China Ltd.	144,238,000	91,190,932
	JPMorgan Chase & Co.	10,050,000	579,081,000
	Liechtensteinische Landesbank AG	1,150,000	49,602,503
	St. Galler Kantonalbank	78,741	31,055,102
	Standard Chartered plc	5,540,000	113,204,990

			1,174,682,279

	CAPITAL GOODS — 2.24%
	Construction & Engineering — 1.18%
	Vinci S.A.	2,940,900	219,872,847
	Industrial Conglomerates — 1.06%
	Hopewell Holdings Ltd.	36,270,840	126,122,411
	NWS Holdings Ltd.	38,000,000	70,504,748

			416,500,006

	CONSUMER DURABLES & APPAREL — 0.34%
	Textiles, Apparel & Luxury Goods — 0.34%
	Coach, Inc.	1,837,100	62,810,449

			62,810,449

	CONSUMER SERVICES — 2.55%
	Hotels, Restaurants & Leisure — 2.55%
	McDonald’s Corp.	1,232,700	124,182,198
	Sands China Ltd.	12,374,000	93,798,062
	SJM Holdings Ltd.	12,533,000	31,338,968
	Wynn Macau Ltd.	9,337,600	36,746,078
	Wynn Resorts Ltd.	900,000	186,804,000

			472,869,306

	DIVERSIFIED FINANCIALS — 5.39%
	Capital Markets — 5.39%
	Apollo Global Management, LLC	3,900,000	108,108,000
[a]	Apollo Investment Corp.	12,500,000	107,625,000
	Ares Capital Corp.	8,650,000	154,489,000
	GAM Holding AG	4,865,982	92,732,404
	KKR & Co. LP	7,650,000	186,124,500
	Och-Ziff Capital Management Group, LLC	8,400,000	116,172,000
[a]	Solar Capital Ltd.	4,607,900	98,056,112
	The Blackstone Group LP	4,105,000	137,271,200

			1,000,578,216

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	ENERGY — 10.24%
	Energy Equipment & Services — 0.53%
	Ensco plc	1,761,000	97,858,770
	Oil, Gas & Consumable Fuels — 9.71%
	Canadian Oil Sands Ltd.	8,125,000	184,117,426
	HollyFrontier Corp.	3,204,700	140,013,343
	Husky Energy, Inc.	7,250,600	234,155,547
	Kinder Morgan, Inc.	4,725,000	171,328,500
	Linn Co., LLC	3,060,000	95,747,400
	Royal Dutch Shell plc ADR	5,872,500	483,717,825
	Statoil ASA	4,007,700	123,095,720
	Total SA	5,112,700	369,503,363
[b,c]	TPT Acquisition, Inc.	163,790	1,228,425

			1,900,766,319

	FOOD & STAPLES RETAILING — 3.38%
	Food & Staples Retailing — 3.38%
	Koninklijke Ahold NV	10,203,738	191,555,865
	Tesco plc	3,490,843	16,978,756
	Walgreen Co.	5,650,000	418,834,500

			627,369,121

	FOOD, BEVERAGE & TOBACCO — 5.06%
	Beverages — 0.64%
	Ambev SA ADR	14,188,000	99,883,520
	Coca-Cola Amatil Ltd.	2,163,856	19,302,253
	Food Products — 1.50%
	Nestle SA	3,578,300	277,209,303
	Tobacco — 2.92%
	British American Tobacco plc	1,090,600	64,915,222
	Korea Tobacco & Ginseng Corp.	1,673,100	147,996,096
	Lorillard, Inc.	3,452,700	210,511,119
	Philip Morris USA, Inc.	1,405,000	118,455,550

			938,273,063

	HOUSEHOLD & PERSONAL PRODUCTS — 1.08%
	Household Products — 0.95%
	Reckitt Benckiser plc	2,013,500	175,741,079
	Personal Products — 0.13%
	Hengan International Group Co. Ltd.	2,304,500	24,307,503

			200,048,582

	INSURANCE — 2.93%
	Insurance — 2.93%
	Allianz SE	451,070	75,168,039

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Gjensidige Forsikring ASA	5,520,476	99,000,197
	Munich Re	578,015	128,139,982
	Scor SE	2,183,582	75,108,284
	Zurich Financial Services AG	554,293	167,075,461

			544,491,963

	MATERIALS — 3.38%
	Chemicals — 1.89%
	LyondellBasell Industries NV	1,826,300	178,338,195
	Saudi Basic Industries Corp.	3,954,600	120,962,996
	Yanbu National Petrochemical Co.	2,698,322	51,009,473
	Metals & Mining — 1.49%
[c]	Jaguar Mining, Inc.	797,101	637,442
[c]	Jaguar Mining, Inc. Escrow Shares	11,000,000	0
	Nucor Corp.	3,431,600	169,006,300
	Southern Copper Corp.	3,521,206	106,939,026

			626,893,432

	MEDIA — 0.45%
	Media — 0.45%
	Wolters Kluwer N.V.	2,845,800	84,247,838

			84,247,838

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.55%
	Pharmaceuticals — 6.55%
	Novartis AG	3,936,800	356,478,394
	Pfizer, Inc.	8,208,600	243,631,248
	Roche Holding AG	1,117,200	333,219,892
	Sanofi-Aventis	2,650,900	281,605,945

			1,214,935,479

	REAL ESTATE — 6.02%
	Real Estate Investment Trusts — 6.02%
	Capstead Mortgage Corp.	3,250,000	42,737,500
	Chimera Investment Corp.	47,850,000	152,641,500
	Digital Realty Trust, Inc.	1,940,000	113,140,800
[a]	Dynex Capital, Inc.	5,062,000	44,798,700
[a]	Invesco Mortgage Capital, Inc.	8,368,300	145,273,688
[a]	MFA Financial, Inc.	25,500,000	209,355,000
	Senior Housing Properties Trust	4,670,000	113,434,300
	Two Harbors Investment Corp.	14,000,000	146,720,000
[a]	Washington REIT	5,721,000	148,631,580

			1,116,733,068

	RETAILING — 2.07%
	Specialty Retail — 2.07%
	Staples, Inc.	16,100,000	174,524,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	The Home Depot, Inc.	2,583,500	209,160,160

			383,684,160

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.22%
	Semiconductors & Semiconductor Equipment — 2.22%
	Intel Corp.	8,175,000	252,607,500
	Taiwan Semiconductor Manufacturing Co. Ltd.	37,504,000	158,893,965

			411,501,465

	SOFTWARE & SERVICES — 1.29%
	Internet Software & Services — 0.58%
[c]	Mail.ru Group Ltd.	3,089,800	108,915,450
	Software — 0.71%
	Microsoft Corp.	3,150,000	131,355,000

			240,270,450

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.73%
	Communications Equipment — 1.43%
	Qualcomm, Inc.	3,351,000	265,399,200
	Technology, Hardware, Storage & Periphals — 1.30%
	Apple, Inc.	2,604,000	241,989,720

			507,388,920

	TELECOMMUNICATION SERVICES — 16.73%
	Diversified Telecommunication Services — 10.36%
	AT&T, Inc.	4,050,000	143,208,000
	BT Group plc	26,215,000	172,682,867
	Singapore Telecommunications Ltd.	64,797,600	200,072,788
	Swisscom AG	464,100	269,782,984
	TDC A/S	32,111,900	332,333,410
	Telefonica Brasil SA ADR	9,300,000	190,743,000
	Telenor ASA	10,435,800	237,678,010
	Telstra Corp. Ltd.	41,917,491	205,930,897
	Vivendi	6,955,200	170,189,544
	Wireless Telecommunication Services — 6.37%
	America Movil SAB de C.V. ADR	6,982,700	144,891,025
	China Mobile Ltd.	35,283,349	342,344,633
	Etihad Etisalat Co.	3,380,000	73,710,226
[c]	MegaFon OAO	3,278,300	103,266,450
[c]	MegaFon OAO GDR	2,035,900	64,130,850
	Mobile TeleSystems ADR	3,023,200	59,677,968
	Philippine Long Distance Telephone Co.	836,400	57,254,598
[c]	Turkcell Iletisim Hizmetleri AS	17,450,300	109,136,446
	Vodafone Group plc	68,397,930	228,259,598

			3,105,293,294

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	TRANSPORTATION — 2.64%
	Transportation Infrastructure — 2.64%
	Atlantia S.p.A.	8,645,800	246,481,660
	China Merchants Holdings International Co., Ltd.	23,654,830	73,707,698
	Jiangsu Express Co., Ltd.	45,798,000	54,482,034
	Santos Brasil Participacoes S.A.	3,970,750	35,025,987
	Sydney Airport	20,265,009	80,639,488

			490,336,867

	UTILITIES — 5.93%
	Electric Utilities — 2.89%
	Duke Energy Corp.	2,872,000	213,073,680
	EDP - Energias do Brasil SA	14,054,100	69,014,250
	Electricite de France SA	1,208,521	38,061,048
	Entergy Corp.	1,057,200	86,785,548
	Mighty River Power Ltd.	26,500,000	51,972,658
	Terna Rete Elettrica Nazionale S.p.A.	14,799,121	78,058,625
	Gas Utilities — 0.94%
	Enagas SA	3,195,600	102,829,796
	Snam S.p.A.	11,956,104	72,034,585
	Independent Power & Renewable Electricity Producers — 0.65%
	China Resources Power Holdings Co.	10,162,000	28,845,479
[c]	Huaneng Power International, Inc.	81,831,000	92,068,322
	Multi-Utilities — 1.45%
	Dominion Resources, Inc.	1,770,000	126,590,400
	GDF Suez	779,458	21,458,309
	Sempra Energy	1,150,000	120,416,500

			1,101,209,200

	TOTAL COMMON STOCK (Cost $13,949,617,145)		16,620,883,477

	PREFERRED STOCK — 0.82%
	BANKS — 0.19%
	Banks — 0.19%
	Barclays Bank plc Pfd, 7.10%	200,000	5,122,000
	First Niagara Financial Group Pfd, 8.625%	143,295	4,154,122
	First Tennessee Bank Pfd, 3.75%	12,000	8,769,750
	GMAC Capital Trust I Pfd, 8.125%	628,126	17,147,840

			35,193,712

	DIVERSIFIED FINANCIALS — 0.15%
	Capital Markets — 0.01%
	Morgan Stanley Pfd, 4.00%	120,000	2,427,600
	Consumer Finance — 0.14%
	Ally Financial, Inc. Pfd, 8.50%	930,495	25,700,272

			28,127,872

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	ENERGY — 0.12%
	Oil, Gas & Consumable Fuels — 0.12%
	Halcon Resources Corp. Pfd, 5.75%	19,430	23,578,305

			23,578,305

	INSURANCE — 0.13%
	Insurance — 0.13%
[a]	Principal Financial Group Pfd, 5.563%	234,400	23,820,900

			23,820,900

	MISCELLANEOUS — 0.06%
	U.S. Government Agencies — 0.06%
	Farm Credit Bank of Texas Pfd, 10.00%	9,000	10,898,438

			10,898,438

	REAL ESTATE — 0.07%
	Real Estate Investment Trusts — 0.07%
	Alexandria Real Estate Pfd, 7.00%	463,500	12,699,900

			12,699,900

	TELECOMMUNICATION SERVICES — 0.10%
	Wireless Telecommunication Services — 0.10%
	Centaur Funding Corp. Pfd, 9.08%	15,000	18,707,812

			18,707,812

	TOTAL PREFERRED STOCK (Cost $139,258,528)		153,026,939

	ASSET BACKED SECURITIES — 0.42%
	COMMERCIAL MTG TRUST — 0.10%
	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.583%, 3/25/2034	$ 1,105,277	899,784
[d]	CVS Pass-Through Trust, 9.35%, 1/10/2023	15,000,000	17,686,845

			18,586,629

	OTHER ASSET BACKED — 0.14%
[d]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	7,000,000	6,831,229
[d]	JPR Royalty, LLC, 14.00%, 9/1/2020	5,000,000	3,299,610
[d]	MIRAMAX, LLC Series 2011-1A Class B, 10.00%, 10/20/2021	11,916,667	12,475,749
[b,d]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.007%, 12/1/2037	3,587,500	3,246,687

			25,853,275

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	RESIDENTIAL MTG TRUST — 0.18%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.302%, 12/20/2036	2,973,085	725,574
	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.487%, 8/25/2033	305,937	282,722
	FBR Securitization Trust, Series 2005-2 Class M1, 0.872%, 9/25/2035	20,100,000	18,834,765
	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.467%, 8/25/2034	5,467,276	4,975,411
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.47%, 11/25/2035	5,917,501	5,797,900
	Residential Asset Securities Corp., Series 2006-KS4 Class A3, 0.302%, 6/25/2036	2,406,149	2,377,069
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.615%, 2/25/2035	6,384,315	1,433,525

			34,426,966

	TOTAL ASSET BACKED SECURITIES (Cost $79,546,296)		78,866,870

	CORPORATE BONDS — 6.88%
	BANKS — 0.34%
	Banks — 0.34%
[d]	Banco Santander Brasil S.A. (BRL), 8.00%, 3/18/2016	43,800,000	18,931,433
	DEPFA Bank plc (EUR), 0.942%, 12/15/2015	7,500,000	9,710,051
[d,e]	Groupe BPCE, 12.50%, 8/29/2049	10,211,000	13,989,070
[d]	Itau Unibanco Holding S.A. (BRL), 10.50%, 11/23/2015	10,000,000	4,446,707
	PNC Financial Services Group, Inc., 4.447%, 5/29/2049	10,000,000	10,000,000
	Provident Bank of Maryland, 9.50%, 5/1/2018	5,600,000	5,637,682

			62,714,943

	CAPITAL GOODS — 0.11%
	Industrial Conglomerates — 0.11%
	Otter Tail Corp., 9.00%, 12/15/2016	17,000,000	19,778,820

			19,778,820

	CONSUMER SERVICES — 0.17%
	Hotels, Restaurants & Leisure — 0.17%[d,e]
	Arcos Dorados Holdings I, 6.625%, 9/27/2023	3,000,000	3,150,000
[d]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	66,000,000	28,228,106

			31,378,106

	DIVERSIFIED FINANCIALS — 0.87%
	Capital Markets — 0.06%
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017	8,000,000	8,804,320
	Morgan Stanley (BRL), 10.09%, 5/3/2017	4,560,000	2,038,018
	Consumer Finance — 0.28%
	Capital One Bank, 6.15%, 9/1/2016	25,000,000	27,666,625
[d]	Cash Store Financial (CAD), 11.50%, 1/31/2017	10,250,000	2,170,651
[d]	Lowell Group Financing plc (GBP), 10.75%, 4/1/2019	12,000,000	23,052,555

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Diversified Financial Services — 0.53%
[b]	Bank of America Corp. (BRL), 10.75%, 8/20/2018	5,000,000	2,172,437
	Bank of America Corp. (BRL), 10.00%, 11/19/2014	6,500,000	2,916,483
[d,e]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	20,100,000	21,808,500
	Citigroup, Inc., 5.00%, 9/15/2014	16,250,000	16,393,878
	JPMorgan Chase & Co., 7.90%, 4/29/2049	15,000,000	16,762,500
	KFW (BRL), 5.375%, 9/14/2015	53,000,000	22,721,276
	National Rural Utilities CFC, 10.375%, 11/1/2018	5,000,000	6,736,070
[d]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	8,000,000	8,480,000

			161,723,313

	ENERGY — 0.98%
	Energy Equipment & Services — 0.09%
[e]	Floatel International Ltd., 8.00%, 10/11/2017	15,500,000	16,740,000
	Oil, Gas & Consumable Fuels — 0.89%
[d]	DCP Midstream, LLC, 9.75%, 3/15/2019	5,000,000	6,446,835
	Enbridge Energy Partners LP, 9.875%, 3/1/2019	9,750,000	12,795,822
	Energy Transfer Partners LP, 3.243%, 11/1/2066	13,820,000	12,700,580
	Enterprise Products Operating LP, 7.034%, 1/15/2068	14,480,000	16,527,472
	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	17,292,000	18,070,140
[d,e]	Gaz Capital SA, 8.146%, 4/11/2018	2,000,000	2,297,500
	Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019	8,000,000	10,253,232
[d]	Linc Energy, 12.50%, 10/31/2017	21,300,000	23,962,500
	NuStar Logistics LP, 8.15%, 4/15/2018	18,000,000	20,677,140
	Oneok Partners LP, 8.625%, 3/1/2019	8,000,000	10,099,832
[d,e]	Petro Co., Trinidad Tobago Ltd., 9.75%, 8/14/2019	4,000,000	5,030,000
[e]	Petrobras Global Finance B.V., 3.00%, 1/15/2019	4,000,000	3,926,600
	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	14,400,000
	Teppco Partners LP, 7.00%, 6/1/2067	7,000,000	7,122,500

			181,050,153

	FOOD & STAPLES RETAILING — 0.13%
	Food & Staples Retailing — 0.13%
[d]	Bakkavor Finance 2 plc (GBP), 8.75%, 6/15/2020	12,000,000	23,001,213
	Wesfarmers Ltd. (AUD), 5.288%, 9/11/2014	2,000,000	1,893,260

			24,894,473

	FOOD, BEVERAGE & TOBACCO — 0.18%
	Beverages — 0.10%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	21,669,000	9,414,908
	Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015	20,000,000	9,051,822
	Food Products — 0.03%
[d,e]	BRF S.A., 4.75%, 5/22/2024	6,000,000	5,910,000
	Tobacco — 0.05%
	Altria Group, Inc., 9.70%, 11/10/2018	2,376,000	3,113,349
[d,e]	B.A.T. International Finance, plc, 9.50%, 11/15/2018	5,000,000	6,497,935

			33,988,014

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	HEALTH CARE EQUIPMENT & SERVICES — 0.14%
	Health Care Providers & Services — 0.14%
[d]	Prospect Medical Holdings, Inc., 8.375%, 5/1/2019	23,500,000	25,615,000

			25,615,000

	INSURANCE — 1.01%
	Insurance — 1.01%
[d,e]	Dai Ichi Mutual Life Insurance Co., Ltd., 7.25%, 12/29/2049	9,000,000	10,833,750
	ELM B.V. (AUD), 7.635%, 12/29/2049	10,500,000	10,494,138
	ELM B.V. (AUD), 3.89%, 4/29/2049	8,000,000	7,244,411
	Hartford Financial Services Group, 8.125%, 6/15/2068	9,650,000	11,411,125
[d]	MetLife Capital Trust X, 9.25%, 4/8/2068	12,000,000	17,040,000
	MetLife, Inc., 6.817%, 8/15/2018	4,000,000	4,781,300
[d]	National Life Insurance of Vermont, 10.50%, 9/15/2039	2,000,000	2,876,518
[d]	Prudential Holdings, LLC, 8.695%, 12/18/2023	4,307,143	5,435,653
[d,e]	QBE Capital Funding III Ltd., 7.25%, 5/24/2041	40,000,000	43,100,000
	Transatlantic Holdings, Inc., 5.75%, 12/14/2015	14,647,000	15,644,988
[d,e]	White Mountains Re Group Ltd., 7.506%, 5/29/2049	28,590,000	30,019,500
[d]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	25,748,000	27,743,470
[d]	ZFS Finance USA Trust V, 6.50%, 5/9/2067	1,260,000	1,348,200

			187,973,053

	MATERIALS — 0.25%
	Construction Materials — 0.09%
[d,e]	CEMEX Espana Luxembourg, 9.875%, 4/30/2019	1,460,000	1,675,350
	CRH America, Inc., 8.125%, 7/15/2018	12,000,000	14,752,500
	Metals & Mining — 0.16%
[e]	Anglogold Holdings, 8.50%, 7/30/2020	20,000,000	22,400,000
	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	7,687,000	7,725,435

			46,553,285

	MEDIA — 0.22%
	Media — 0.22%
	Comcast Cable Communications, LLC, 8.875%, 5/1/2017	5,000,000	6,079,565
[d,e]	Nara Cable Funding Ltd., 8.875%, 12/1/2018	8,985,000	9,591,488
	Time Warner Cable, Inc., 8.75%, 2/14/2019	14,000,000	17,954,622
	WMG Holdings Corp., 13.75%, 10/1/2019	6,000,000	7,200,000

			40,825,675

	MISCELLANEOUS — 0.34%
	Miscellaneous — 0.34%
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2016	109,401,000	51,865,828
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2022	20,000,000	10,613,261

			62,479,089

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.11%
	Semiconductors & Semiconductor Equipment — 0.11%
[d,e]	Global A&T Electronics Ltd., 10.00%, 2/1/2019	10,000,000	8,375,000
	KLA Tencor Corp., 6.90%, 5/1/2018	10,000,000	11,765,620

			20,140,620

	SOFTWARE & SERVICES — 0.11%
	Internet Software & Services — 0.11%
[d,e]	eAccess Ltd., 8.25%, 4/1/2018	5,600,000	6,048,000
[d]	eAccess Ltd. (EUR), 8.375%, 4/1/2018	4,600,000	6,821,580
[b]	Yahoo!, Inc., 6.65%, 8/10/2026	7,565,960	8,360,386

			21,229,966

	TELECOMMUNICATION SERVICES — 1.08%
	Diversified Telecommunication Services — 1.00%
[e]	Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	26,150,000	38,244,218
	Level 3 Communications, Inc., 11.875%, 2/1/2019	6,000,000	6,660,000
	Level 3 Communications, Inc., 8.875%, 6/1/2019	9,000,000	9,843,750
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	10,419,660
[e]	Telefonica Emisiones SAU, 7.045%, 6/20/2036	85,390,000	108,914,176
[e]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,770,000	3,134,632
[d,e]	Telemar Norte Leste SA, 5.50%, 10/23/2020	9,065,000	9,243,581
	Wireless Telecommunication Services — 0.08%
[d,e]	VimpelCom (UBS SA), 8.25%, 5/23/2016	4,500,000	4,891,050
[d,e]	VimpelCom Holdings B.V., 7.504%, 3/1/2022	8,735,000	9,422,881

			200,773,948

	TRANSPORTATION — 0.10%
	Airlines — 0.10%
[d]	American Airlines, 4.95%, 7/15/2024	5,167,382	5,593,691
[b]	Iberbond 2004 plc (EUR), 4.235%, 12/24/2017	7,599,497	10,484,039
	US Airways, 6.25%, 10/22/2024	2,418,972	2,739,486

			18,817,216

	UTILITIES — 0.74%
	Electric Utilities — 0.39%
	Alabama Power Capital Trust V, 3.333%, 10/1/2042	4,000,000	3,745,401
	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	8,380,502
	Cia de Eletricidade do Estado da Bahia (BRL), 11.75%, 4/27/2016	12,000,000	5,281,738
[d,e]	Enel Finance International S.A., 6.25%, 9/15/2017	40,000,000	45,641,720
	Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018	8,000,000	9,035,280
[d]	Great River Energy, 5.829%, 7/1/2017	1,030,247	1,120,674
	Independent Power & Renewable Electricity Producers — 0.11%
[d,e]	Inkia Energy Ltd., 8.375%, 4/4/2021	18,000,000	19,935,000
	Multi-Utilities — 0.24%
	Ameren Illinois Co., 9.75%, 11/15/2018	5,000,000	6,596,185
[d]	Enogex, LLC, 6.875%, 7/15/2014	2,000,000	2,003,544
[d]	Enogex, LLC, 6.25%, 3/15/2020	2,500,000	2,753,372

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	NiSource Finance Corp., 6.40%, 3/15/2018	20,000,000	22,978,460
	Sempra Energy, 9.80%, 2/15/2019	7,750,000	10,299,355

			137,771,231

	TOTAL CORPORATE BONDS (Cost $1,113,290,618)		1,277,706,905

	CONVERTIBLE BONDS — 0.04%
	TELECOMMUNICATION SERVICES — 0.04%
	Diversified Telecommunication Services — 0.04%
	Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018	5,700,000	4,631,250
	Level 3 Communications, Inc., 7.00%, 3/15/2015	2,000,000	3,320,000

			7,951,250

	TOTAL CONVERTIBLE BONDS (Cost $6,665,719)		7,951,250

	MUNICIPAL BONDS — 0.02%
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,555,000	2,904,473

	TOTAL MUNICIPAL BONDS (Cost $2,503,901)		2,904,473

	U.S. GOVERNMENT AGENCIES — 0.05%
[d]	Agribank FCB, 9.125%, 7/15/2019	6,750,000	8,683,726

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,750,000)		8,683,726

	LOAN PARTICIPATIONS — 0.54%
	CONSUMER SERVICES — 0.08%
	Hotels, Restaurants & Leisure — 0.08%
[b]	Private Restaurants Properties, Inc., 9.00%, 4/10/2017	15,249,171	15,401,662
	DIVERSIFIED FINANCIALS — 0.07%
	Diversified Financial Services — 0.07%
	NCP Finance LP, 11.00%, 9/30/2018	12,904,987	12,840,463
	FOOD, BEVERAGE & TOBACCO — 0.06%
	Tobacco — 0.06%
	North Atlantic Trading Co., Inc., 7.75%-8.75%, 12/30/2019	9,975,735	10,038,084
	MATERIALS — 0.02%
	Construction Materials — 0.02%
	CEMEX S.A.B. de C.V., 4.652%, 2/17/2017	3,373,420	3,364,987
	MEDIA — 0.07%
	Media — 0.07%
	Baker & Taylor Acquisitions Corp., 12.00%, 9/28/2016	13,000,000	13,162,500
	RETAILING — 0.03%
	Specialty Retail — 0.03%
	Rue21, Inc., 5.625%, 10/9/2020	6,947,500	6,019,522

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	TRANSPORTATION — 0.12%
	Airlines — 0.12%
[b]	Synergy Aerospace Corp., 7.50%, 3/3/2015	21,535,674	21,535,674
	UTILITIES — 0.09%
	Electric Utilities — 0.09%
	Texas Competitive Electric Holdings Co., LLC, 4.651%, 10/10/2014	20,669,860	17,013,982

	TOTAL LOAN PARTICIPATIONS (Cost $101,413,538)		99,376,874

	SHORT TERM INVESTMENTS — 1.18%
	Arizona Public Service, 0.20%, 7/1/2014	40,775,000	40,775,000
	Atlantic City Electric, 0.19%, 7/1/2014	29,600,000	29,600,000
	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/30/2014 due 7/1/2014 repurchase price $36,000,230 collateralized by 16 corporate debt securities , having an average coupon of 3.85%, a minimum credit rating of BBB-, maturity dates from 11/1/2016 to 6/15/2044, and having an aggregate market value of $38,624,181 at 6/30/2014	36,000,000	36,000,000
	Hitachi America, 0.20%, 7/1/2014	50,000,000	50,000,000
	Kansas City Power & Light, 0.22%, 7/1/2014	15,300,000	15,300,000
	Pacific Gas & Electric Co., 0.18%, 7/1/2014	27,000,000	27,000,000
	Plains All American Pipeline LP, 0.25%, 7/1/2014	20,000,000	20,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $218,675,000)		218,675,000

	TOTAL INVESTMENTS — 99.50% (COST $15,617,720,745)		$ 18,468,075,514
	OTHER ASSETS LESS LIABILITIES — 0.50%		92,393,752

	NET ASSETS — 100.00%		$ 18,560,469,266

Footnote Legend

a	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

Issuer	Shares/Principal September 30, 2013	Gross Additions	Gross Reductions	Shares/Principal June 30, 2014	Market Value June 30, 2014	Investment Income	Realized Gain (Loss)
Apollo Investment Corp.	13,316,000	—	816,000	12,500,000	$107,625,000	$7,663,200	$(2,465,737)
Dynex Capital, Inc.	4,562,000	500,000	—	5,062,000	44,798,700	3,863,980	—
Invesco Mortgage Capital, Inc.	9,970,000	—	1,601,700	8,368,300	145,273,688	13,879,150	(9,986,096)
KKR Financial Holdings, LLC**	12,530,000
MFA Financial, Inc.	23,250,000	2,250,000	—	25,500,000	209,355,000	20,415,000	—
Och-Ziff Capital Mgmt Group, LLC**	7,835,000
Principal Financial Group Pfd, 5.563%*	234,400	—	—	234,400	23,820,900	977,975	—
Solar Capital Ltd.	4,607,900	—	—	4,607,900	98,056,112	5,529,480	—
Washington REIT	5,170,000	551,000	—	5,721,000	148,631,580	5,148,900	—

Total non-controlled affiliated issuers - 4.19% of net assets					$777,560,980	$57,477,685	$(12,451,833)

* Issuer not affiliated at September 30, 2013.

** Issuers not affiliated at June 30, 2014.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.
c	Non-income producing.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2014, the aggregate value of these securities in the Fund’s portfolio was $546,755,873, representing 2.95% of the Fund’s net assets.
e	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

ARM	Adjustable Rate Mortgage

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

CAD	Denominated in Canadian Dollars

CMO	Collateralized Mortgage Obligation

EUR	Denominated in Euros

FCB	Farm Credit Bank

GBP	Denominated in Great Britain Pounds

GDR	Global Depository Receipt

MFA	Mortgage Finance Authority

Mtg	Mortgage

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2014
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Hong Kong Dollar	Buy	233,466,040	07/02/2014	30,123,096	$6,994	$—
Australian Dollar	Sell	248,239,700	11/10/2014	231,939,089	—	(3,287,984)
Euro	Sell	145,091,900	08/29/2014	198,717,807	2,343,293	—
Euro	Sell	1,484,371,800	08/29/2014	2,032,995,016	—	(1,468,926)
Great Britain Pound	Sell	54,653,200	10/08/2014	93,455,422	—	(1,578,474)
Great Britain Pound	Sell	316,609,900	10/08/2014	541,393,951	—	(16,961,313)
Swiss Franc	Sell	57,867,700	10/07/2014	65,309,396	610,408	—
Swiss Franc	Sell	320,503,400	10/07/2014	361,719,639	—	(271,381)

Total					$2,960,695	$(23,568,078)

Net Unrealized Appreciation/Depreciation						$(20,607,383)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Values of open sell currency contracts are indicative of the activity for the period ended June 30, 2014. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

During the period ended June 30, 2014, the Fund’s forward currency contracts were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2014 can be determined by offsetting the unrealized appreciation and unrealized depreciation on those contracts at that date. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2014 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $20,607,383. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$15,617,720,745

Gross unrealized appreciation on a tax basis	$3,231,893,903
Gross unrealized depreciation on a tax basis	(381,539,134)

Net unrealized appreciation (depreciation) on investments (tax basis)	$2,850,354,769

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*

Common Stock(a)	$16,620,883,477	$16,619,655,052	$-	$1,228,425
Preferred Stock(a)	153,026,939	90,830,039	62,196,900	-
Asset Backed Securities	78,866,870	-	75,620,183	3,246,687
Corporate Bonds	1,277,706,905	-	1,256,690,043	21,016,862
Convertible Bonds	7,951,250	-	7,951,250	-
Municipal Bonds	2,904,473	-	2,904,473	-
U.S. Government Agencies	8,683,726	-	8,683,726	-
Loan Participations	99,376,874	-	62,439,537	36,937,337
Short Term Investments	218,675,000	-	218,675,000	-

Total Investments in Securities	$18,468,075,514	$16,710,485,091	$1,695,161,113	$62,429,311

Other Financial Instruments**
Forward Currency Contracts	$2,960,695	$-	$2,960,695	$-

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2014 (Unaudited)

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(23,568,078)	$-	$(23,568,078)	$-
Spot Currency	$(143,314)	$(143,314)	$-	$-

(a) At June 30, 2014, industry classifications for Common and Preferred Stock in Level 2 and Level 3 consist of $8,769,750 in Banks, $1,228,425 in Energy, $23,820,900 in Insurance, $10,898,438 in Miscellaneous, and $18,707,812 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU No. 2011-04”), unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at June 30, 2014. A portfolio security characterized as a Level 3 investment representing $1,228,425 market value in Common Stock was fair valued by the Committee based upon the rate of conversion of the parent bond to common stock.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the nine months ended June 30, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2014 is as follows:

	Equity Stock	Asset Backed Securities	Corporate Bonds(c)	Other Securities	Total(b)

Beginning Balance 9/30/2013	$33,950,000	$7,162,750	$21,008,003	$41,251,578	$103,372,331
Accrued Discounts (Premiums)	–	17,649	146,325	–	163,974
Net Realized Gain (Loss)	1,13,550	57,982	10,214	–	1,171,746
Gross Purchases	1,228,425	–	–	–	1,228,425
Gross Sales	(35,000,000)	(393,750)	(178,525)	(4,596,733)	(40,169,008)
Net Change in Unrealized Appreciation (Depreciation)	(613,550)	(97,944)	30,845	282,492	(398,157)
Transfers into Level 3(a)	560,000	–	–	–	560,000
Transfers out of Level 3(a)	–	(3,500,000)	–	–	(3,500,000)

Ending Balance 6/30/2014	$1,228,425	$3,246,687	$21,016,862	$36,937,337	$62,429,311

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2014. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 0.34% of total Net Assets at the period ended June 30, 2014. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(c) Corporate Bonds includes Foreign Bonds that were previously classified as a separate security type.

SCHEDULE OF INVESTMENTS

Thornburg Global Opportunities Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 90.18%
	AUTOMOBILES & COMPONENTS — 4.67%
	Auto Components — 2.68%
	Delphi Automotive plc	310,700	$ 21,357,518
	Automobiles — 1.99%
	General Motors Co.	435,120	15,794,856

			37,152,374

	BANKS — 3.06%
	Banks — 3.06%
	Citigroup, Inc.	516,390	24,321,969

			24,321,969

	CAPITAL GOODS — 2.20%
	Trading Companies & Distributors — 2.20%
	Fly Leasing Ltd. ADR	1,206,813	17,486,720

			17,486,720

	COMMERCIAL & PROFESSIONAL SERVICES — 1.75%
	Commercial Services & Supplies — 1.75%
	Mineral Resources Ltd.	1,534,769	13,878,743

			13,878,743

	CONSUMER DURABLES & APPAREL — 0.18%
	Household Durables — 0.18%
[a]	PDG Realty SA	2,221,330	1,467,817

			1,467,817

	CONSUMER SERVICES — 5.75%
	Hotels, Restaurants & Leisure — 5.75%
	Galaxy Entertainment Group Ltd.	2,573,379	20,519,563
	Paradise Co. Ltd.	682,174	25,215,762

			45,735,325

	DIVERSIFIED FINANCIALS — 5.79%
	Capital Markets — 1.59%
	UBS AG	689,946	12,658,346
	Consumer Finance — 1.81%
	Capital One Financial Corp.	174,042	14,375,869
	Diversified Financial Services — 2.39%
[a]	ING Groep N.V.	1,351,410	18,985,988

			46,020,203

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	ENERGY — 3.55%
	Oil, Gas & Consumable Fuels — 3.55%
[a]	Bankers Petroleum Ltd.	3,800,904	24,293,300
	PrairieSky Royalty Ltd.	108,828	3,957,196

			28,250,496

	FOOD & STAPLES RETAILING — 1.82%
	Food & Staples Retailing — 1.82%
	Walgreen Co.	195,150	14,466,469

			14,466,469

	FOOD, BEVERAGE & TOBACCO — 3.73%
	Food Products — 3.73%
	BRF SA	1,226,560	29,643,948

			29,643,948

	HEALTH CARE EQUIPMENT & SERVICES — 3.77%
	Health Care Providers & Services — 3.77%
[a]	Express Scripts Holding Company	432,610	29,992,851

			29,992,851

	HOUSEHOLD & PERSONAL PRODUCTS — 2.69%
	Household Products — 2.69%
[a]	Ontex Group N.V.	827,619	21,373,264

			21,373,264

	MEDIA — 3.71%
	Media — 3.71%
[a]	Numericable SAS	495,160	29,493,989

			29,493,989

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 9.37%
	Pharmaceuticals — 9.37%
	Concordia Healthcare Corp.	591,005	18,892,442
[a]	Endo International plc	152,311	10,664,816
	Roche Holding AG	26,580	7,927,842
[a]	Valeant Pharmaceuticals International, Inc.	293,115	36,967,664

			74,452,764

	REAL ESTATE — 5.52%
	Real Estate Investment Trusts — 5.52%
	Ryman Hospitality Properties, Inc.	586,259	28,228,371
	Gaming and Leisure Properties, Inc.	460,884	15,656,229

			43,884,600

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.66%
	Semiconductors & Semiconductor Equipment — 4.66%
[a]	Micron Technology, Inc.	669,337	22,054,654
	Samsung Electronics Co. Ltd.	11,496	15,020,471

			37,075,125

	SOFTWARE & SERVICES — 11.13%
	Information Technology Services — 4.69%
[a]	InterXion Holding NV	1,359,787	37,230,968
	Internet Software & Services — 6.44%
[a]	Baidu, Inc. ADR	146,519	27,371,214
[a]	Google, Inc.	23,238	13,368,357
[a]	Google, Inc.	17,908	10,470,270

			88,440,809

	TECHNOLOGY HARDWARE & EQUIPMENT — 7.70%
	Communications Equipment — 5.19%
[a]	EchoStar Corp.	631,812	33,448,127
[a]	EI Towers SpA	144,842	7,834,122
	Technology, Hardware, Storage & Peripherals — 2.51%
	Apple, Inc.	214,647	19,947,146

			61,229,395

	TELECOMMUNICATION SERVICES — 6.19%
	Diversified Telecommunication Services — 6.19%
[a]	Com Hem Holdings AB	906,477	8,547,126
[a]	Level 3 Communications, Inc.	926,505	40,682,835

			49,229,961

	TRANSPORTATION — 2.94%
	Airlines — 2.94%
[a]	American Airlines Group, Inc.	543,200	23,335,872

			23,335,872

	TOTAL COMMON STOCK (Cost $531,037,805)		716,932,694

	EXCHANGE-TRADED FUNDS — 0.07%
[a]	SPDR Gold Trust	4,160	532,647

	TOTAL EXCHANGE-TRADED FUNDS (Cost $640,605)		532,647

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2014 (Unaudited)

	Shares/ Principal Amount	Value

SHORT TERM INVESTMENTS — 9.25%
Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/30/2014 due 7/1/2014, repurchase price $11,000,070 collateralized by 5 corporate debt securities and 3 U. S. government debt securities, having an average coupon of 3.938%, a minimum credit rating of BBB-, maturity dates from 5/15/2019 to 6/1/2042, and having an aggregate market value of $11,479,590 at 6/30/2014	$11,000,000	11,000,000
Hitachi International, 0.25%, 7/1/2014	15,000,000	15,000,000
Kansas City Power & Light, 0.20%, 7/1/2014	12,500,000	12,500,000
Kroger Co., 0.19%, 7/1/2014	12,000,000	12,000,000
Northeast Utilities, 0.21%, 7/1/2014	12,000,000	12,000,000
Pacific Gas & Electric Co., 0.20%, 7/1/2014	11,000,000	11,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $73,500,000)		73,500,000

TOTAL INVESTMENTS — 99.50% (COST $605,178,410)		$790,965,341
OTHER ASSETS LESS LIABILITIES — 0.50%		3,995,996

NET ASSETS — 100.00%		$794,961,337

Footnote Legend

a	Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2014
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Australian Dollar	Buy	3,676,058	07/02/2014	3,466,337	$5,444	$—
Australian Dollar	Buy	2,243,408	07/03/2014	2,115,270	895	—
Australian Dollar	Sell	5,564,700	11/10/2014	5,199,295	—	(73,706)
Euro	Sell	6,267,500	08/11/2014	8,583,382	71,095	—
Euro	Sell	4,074,700	08/11/2014	5,580,328	66,513	—
Euro	Sell	37,470,300	08/11/2014	51,315,819	—	(321,551)
Swiss Franc	Sell	4,658,000	10/03/2014	5,256,797	31,577	—
Swiss Franc	Sell	1,506,700	10/03/2014	1,700,390	16,010	—

Total					$191,534	$(395,257)

Net Unrealized Appreciation/Depreciation						$(203,723)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2014,

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2014 (Unaudited)

the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2014 was $68,329,848. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

During the period ended June 30, 2014, the Fund’s forward currency contracts were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2014 can be determined by offsetting the unrealized appreciation and unrealized depreciation on those contracts at that date. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2014 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $203,723. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$605,178,410

Gross unrealized appreciation on a tax basis	$191,016,425
Gross unrealized depreciation on a tax basis	(5,229,494)

Net unrealized appreciation (depreciation) on investments (tax basis)	$185,786,931

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2014 (Unaudited)

determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2014 (Unaudited)

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$716,932,694	$716,932,694	$-	$-
Exchange-Traded Funds	532,647	532,647	-	-
Short Term Investments	73,500,000	-	73,500,000	-

Total Investments in Securities	$790,965,341	$717,465,341	$73,500,000	$-

Other Financial Instruments**
Forward Currency Contracts	$191,534	$-	$191,534	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(395,257)	$-	$(395,257)	$-
Spot Currency	$(34,638)	$(34,638)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg Developing World Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 92.45%
	BANKS — 11.80%
	Banks — 11.80%
	Credicorp Ltd.	346,243	$ 53,830,399
	First Gulf Bank	3,552,781	15,380,423
	Guaranty Trust Bank plc	164,318,533	29,193,136
	HDFC Bank Ltd. ADR	1,179,225	55,211,315
	Industrial & Commercial Bank of China Ltd.	102,842,115	65,019,401
	PT Bank Mandiri	76,485,305	62,743,112
	Siam Commercial Bank plc	15,603,649	81,011,088

			362,388,874

	CAPITAL GOODS — 1.00%
	Industrial Conglomerates — 1.00%
	Alliance Global Group, Inc.	45,943,677	30,629,118

			30,629,118

	CONSUMER DURABLES & APPAREL — 6.01%
	Household Durables — 0.88%
	TTK Prestige Ltd.	455,865	26,831,193
	Textiles, Apparel & Luxury Goods — 5.13%
	Compagnie Financiere Richemont SA	588,248	61,723,587
	Eclat Textile Co. Ltd.	5,869,741	71,165,056
	LPP S.A.	8,950	24,755,507

			184,475,343

	CONSUMER SERVICES — 15.55%
	Diversified Consumer Services — 3.28%
[a]	Fu Shou Yuan International Group Ltd.	49,164,697	26,896,459
	Kroton Educacional S.A.	2,359,578	66,168,569
[a]	New Oriental Education & Technology Group, Inc. ADR	283,550	7,533,923
	Hotels, Restaurants & Leisure — 12.27%
	Al Tayyar Travel Group	2,067,067	66,071,188
[a]	Alsea S.A.B. de C.V.	12,911,649	46,427,597
[a]	Bloomberry Resorts Corp.	80,182,867	19,765,582
	Galaxy Entertainment Group Ltd.	10,891,531	86,846,694
	International Meal Company Holdings S.A.	3,244,223	30,100,281
[a]	Jubilant FoodWorks Ltd.	958,736	20,878,750
	NagaCorp Ltd.	64,782,548	57,089,286
	OPAP SA	2,788,800	49,643,160

			477,421,489

	DIVERSIFIED FINANCIALS — 1.91%
	Consumer Finance — 1.91%
[a]	First Cash Financial Services, Inc.	1,017,219	58,581,642

			58,581,642

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	ENERGY — 5.11%
	Energy Equipment & Services — 1.57%
	Anton Oilfield Services Group	70,734,540	48,188,271
	Oil, Gas & Consumable Fuels — 3.54%
[a]	DNO International ASA	11,897,478	45,756,174
[a]	Gran Tierra Energy, Inc.	4,072,673	33,091,303
[b]	ROMGAZ SA-GDR 144a	1,984,965	20,842,132
	ROMGAZ SA-GDR REGS	868,500	9,119,250

			156,997,130

	FOOD & STAPLES RETAILING — 7.27%
	Food & Staples Retailing — 7.27%
	Clicks Group Ltd.	5,008,495	29,904,977
	Jeronimo Martins SGPS SA	2,988,143	49,161,356
	Magnit OJCS GDR	1,331,895	78,581,805
	PriceSmart, Inc.	315,717	27,480,008
	Puregold Price Club, Inc.	38,347,860	38,128,227

			223,256,373

	FOOD, BEVERAGE & TOBACCO — 5.91%
	Beverages — 1.79%
	Fomento Economico Mexicano SAB de CV ADR	586,511	54,926,755
	Food Products — 4.12%
[a]	Amira Nature Foods Ltd.	800,724	10,961,912
	Biostime International Holdings Ltd.	4,344,745	24,105,083
	Grupo Lala, S.A.B. de C.V.	21,697,637	57,382,042
	Ulker Biskuvi Sanayi A.S.	671,638	5,627,100
	Universal Robina Corp.	8,078,613	28,557,388

			181,560,280

	HEALTH CARE EQUIPMENT & SERVICES — 3.87%
	Health Care Equipment & Supplies — 1.04%
	St. Shine Optical Co. Ltd.	1,289,482	31,872,118
	Health Care Providers & Services — 2.83%
[a]	Qualicorp SA	7,370,926	87,070,002

			118,942,120

	HOUSEHOLD & PERSONAL PRODUCTS — 2.42%
	Household Products — 1.51%
	Colgate Palmolive Co.	682,466	46,530,532
	Personal Products — 0.91%
	Hengan International Group Co. Ltd.	2,647,924	27,929,886

			74,460,418

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	INSURANCE — 1.72%
	Insurance — 1.72%
	BB Seguridade Participacoes S.A.	3,592,345	52,743,006

			52,743,006

	MATERIALS — 1.45%
	Metals & Mining — 1.45%
	Southern Copper Corp.	1,466,113	44,525,852

			44,525,852

	MEDIA — 2.12%
	Media — 2.12%
	Zee Entertainment Enterprises Ltd.	13,385,033	65,150,360

			65,150,360

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.69%
	Pharmaceuticals — 1.69%
	China Animal Healthcare Ltd.	31,482,135	21,975,427
	China Medical System Holdings Ltd.	24,478,660	29,972,967

			51,948,394

	RETAILING — 4.85%
	Internet & Catalog Retail — 0.50%
[a]	Jumei International Holding Ltd. ADR	274,815	7,474,968
[a]	Vipshop Holdings Ltd. ADR	41,110	7,717,991
	Multiline Retail — 2.52%
	Matahari Department Store Tbk	39,272,566	45,715,851
[a]	Robinsons Retail Holdings, Inc.	19,012,043	31,773,850
	Specialty Retail — 1.83%
	Cia Hering	1,215,695	12,236,731
	Kolao Holdings	1,941,663	44,041,476

			148,960,867

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.91%
	Semiconductors & Semiconductor Equipment — 0.91%
	Hermes Microvision, Inc.	704,779	27,971,167

			27,971,167

	SOFTWARE & SERVICES — 12.60%
	Information Technology Services — 3.38%
[c]	QIWI plc ADR	1,111,569	44,829,578
	Visa, Inc.	280,015	59,001,961
	Internet Software & Services — 7.77%
[a]	58.com, Inc. ADR	150,420	8,131,705
[a]	Autohome, Inc. ADR	206,800	7,120,124
[a]	Facebook, Inc.	905,573	60,936,007

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2014 (Unaudited)

		Shares/ Principal Amount	Value

[a]	Just Dial Ltd.	401,000	9,707,474
	MercadoLibre, Inc.	321,975	30,716,415
	Tencent Holdings Ltd.	3,916,860	59,886,962
[a]	Yandex NV	1,531,749	54,591,534
[a]	YY, Inc.	98,493	7,436,222
	Software — 1.45%
	Linx S.A.	1,897,000	44,465,096

			386,823,078

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.70%
	Communications Equipment — 1.72%
	Qualcomm, Inc.	665,406	52,700,155
	Technology, Hardware, Storage & Peripherals — 0.98%
	Goldpac Group Ltd.	29,583,133	30,268,663

			82,968,818

	TRANSPORTATION — 3.56%
	Airlines — 1.70%
	Copa Holdings SA	365,322	52,083,957
	Transportation Infrastructure — 1.86%
	Airports of Thailand Public Company Ltd.	9,338,352	57,114,863

			109,198,820

	TOTAL COMMON STOCK (Cost $2,501,608,203)		2,839,003,149

	SHORT TERM INVESTMENTS — 6.22%

	Bacardi Ltd., 0.22%, 7/2/2014	$ 14,000,000	13,999,912
	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/30/2014, due 7/1/2014, repurchase price $36,000,230 collateralized by 18 corporate debt securities and 1 U.S. Government security having an average coupon of 4.151%, a minimum credit rating of BBB-, maturity dates from 11/15/2016 to 6/1/2044 and having an aggregate market value of $38,222,042 at 6/30/2014	36,000,000	36,000,000
	Intercontinental Exchange, 0.23%, 7/1/2014	32,950,000	32,950,000
	Kansas City Power & Light, 0.20%, 7/1/2014	47,500,000	47,500,000
	Kroger Co., 0.19%, 7/1/2014	30,000,000	30,000,000
	Ryder System, Inc., 0.20%, 7/1/2014	30,674,000	30,674,000

	TOTAL SHORT TERM INVESTMENTS (Cost $191,123,912)		191,123,912

	TOTAL INVESTMENTS — 98.67% (COST $2,692,732,115)		$3,030,127,061
	OTHER ASSETS LESS LIABILITIES — 1.33%		40,924,107

	NET ASSETS — 100.00%		$3,071,051,168

Footnote Legend

a	Non-income producing.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2014 (Unaudited)

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2014, the aggregate value of these securities in the Fund’s portfolio was $20,842,132, representing 0.68% of the Fund’s net assets.
c	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2013	Gross Additions	Gross Reductions	Shares/Principal June 30, 2014	Market Value June 30, 2014	Investment Income	Realized Gain (Loss)
QIWI plc ADR*	—	1,439,427	327,858	1,111,569	$44,829,578	$415,715	$1,509,788

Total non-controlled affiliated issuers - 1.46% of net assets					$44,829,578	$415,715	$1,509,788

*Issuers not affiliated at September 30, 2013.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

GDR	Global Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2014
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Euro	Buy	5,606,500	07/10/2014	7,677,213	$51,140	$—
Euro	Sell	4,980,100	07/10/2014	6,819,458	36,248	—
Euro	Buy	5,852,500	07/10/2014	8,014,071	19,966	—
Euro	Sell	7,150,800	07/10/2014	9,791,887	—	(40,413)
Euro	Sell	19,254,000	07/10/2014	26,365,301	—	(190,643)
Euro	Sell	18,502,800	07/10/2014	25,336,652	—	(302,919)
Euro	Sell	69,356,000	07/10/2014	94,972,049	—	(644,421)

Total					$107,354	$(1,178,396)

Net Unrealized Appreciation/Depreciation						$(1,071,042)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2014 was $106,827,162. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2014 (Unaudited)

During the period ended June 30, 2014, the Fund’s forward currency contracts were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2014 can be determined by offsetting the unrealized appreciation and unrealized depreciation on those contracts at that date. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2014 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $1,071,042. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

Income Taxes:

At June 30, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$2,692,732,115

Gross unrealized appreciation on a tax basis	$367,505,650
Gross unrealized depreciation on a tax basis	(30,110,704)

Net unrealized appreciation (depreciation) on investments (tax basis)	$337,394,946

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2014 (Unaudited)

readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued by the committee with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2014 (Unaudited)

	Fair Value Measurements at June 30, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$2,839,003,149	$2,680,035,066	$158,968,083	$-
Short Term Investments	191,123,912	-	191,123,912	-

Total Investments in Securities	$3,030,127,061	$2,680,035,066	$350,091,995	$-

Other Financial Instruments**
Forward Currency Contracts	$107,353	$-	$107,353	$-
Spot Currency	$80,224	$80,224	$-	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(1,178,396)	$-	$(1,178,396)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: August 22, 2014

By:	/s/ Jason H. Brady

Jason H. Brady

Treasurer and principal financial officer

Date: August 22, 2014